                                                  REGISTRATION NUMBER 333-156867
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

             1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 656-3000

                           NICHOLAS D. LATRENTA, ESQ.
                                 GENERAL COUNSEL
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT
                     (Name and Address of Agent for Service)

                                   COPIES TO:
                                 DIANE E. AMBLER
                                 K & L GATES LLP
                                1601 K STREET, NW
                              WASHINGTON, DC 20006

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Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on April 30, 2012 pursuant to paragraph (b) of Rule 485.

[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

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                   UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT
                                   PROSPECTUS


This prospectus describes a group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company," "us" or "we") designed to fund plans ("Plans") established under section 401 of the Internal Revenue Code of 1986, as amended (the "Code") that have entered into an agreement for administrative services with a third party administrator ("TPA"). These services are separate and distinct from the Contract. A separate fee is payable to the TPA by the Plan in connection with these administrative services. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Company is not a party to the Plan. The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan funded by the Contract.



Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.



The Contract's value will vary daily to reflect the investment experience of the Funding Options You select and the interest credited to the Fixed Account. The Funding Options available for all Contracts are:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lazard Mid Cap Portfolio -- Class A
  American Funds Global Growth Fund                Lord Abbett Bond Debenture
  American Funds Growth Fund                          Portfolio -- Class A
  American Funds Growth-Income Fund                Lord Abbett Mid Cap Value
FIDELITY(R) VARIABLE INSURANCE                        Portfolio -- Class B
  PRODUCTS -- SERVICE CLASS 2                      Met/Templeton Growth Portfolio -- Class E
  Contrafund(R) Portfolio                          MetLife Aggressive Strategy
  Mid Cap Portfolio                                   Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     PIMCO Total Return Portfolio -- Class B
  TRUST -- CLASS 2                                 Pioneer Fund Portfolio -- Class A
  Franklin Small-Mid Cap Growth Securities         Pioneer Strategic Income Portfolio -- Class
     Fund                                             A
  Templeton Developing Markets Securities          T. Rowe Price Large Cap Value
     Fund                                             Portfolio -- Class B
  Templeton Foreign Securities Fund                Third Avenue Small Cap Value
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class B
  Enterprise Portfolio                             Van Kampen Comstock Portfolio -- Class B
LEGG MASON PARTNERS EQUITY TRUST -- CLASS A      METROPOLITAN SERIES FUND
  Legg Mason ClearBridge Small Cap Value Fund      Barclays Capital Aggregate Bond Index
LEGG MASON PARTNERS INCOME TRUST -- CLASS A           Portfolio -- Class A
  Legg Mason Western Asset Corporate Bond          BlackRock Aggressive Growth
     Fund                                             Portfolio -- Class D
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          BlackRock Bond Income Portfolio -- Class A
  Legg Mason ClearBridge Variable Aggressive       BlackRock Legacy Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason ClearBridge Variable                  BlackRock Money Market Portfolio -- Class E
     Appreciation Portfolio -- Class I             Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable Equity           FI Value Leaders Portfolio -- Class D
     Income Builder Portfolio -- Class I           Jennison Growth Portfolio -- Class B
  Legg Mason ClearBridge Variable Fundamental      MetLife Conservative Allocation
     All Cap Value Portfolio -- Class I               Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap        MetLife Conservative to Moderate Allocation
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap        MetLife Moderate Allocation
     Value Portfolio -- Class I                       Portfolio -- Class B
  Legg Mason ClearBridge Variable Small Cap        MetLife Moderate to Aggressive Allocation
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Investment Counsel Variable           MetLife Stock Index Portfolio -- Class A
     Social Awareness Portfolio                    MFS(R) Total Return Portfolio -- Class F
LEGG MASON PARTNERS VARIABLE INCOME                MFS(R) Value Portfolio -- Class A
  TRUST -- CLASS I                                 MSCI EAFE(R) Index Portfolio -- Class A
  Legg Mason Western Asset Variable Global         Russell 2000(R) Index Portfolio -- Class A
     High Yield Bond Portfolio                     T. Rowe Price Large Cap Growth
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        T. Rowe Price Small Cap Growth
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             Western Asset Management Strategic Bond
  Clarion Global Real Estate                          Opportunities Portfolio -- Class B
     Portfolio -- Class A                          Western Asset Management U.S. Government
  Harris Oakmark International                        Portfolio -- Class A
     Portfolio -- Class A
  Janus Forty Portfolio -- Class A



Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."


The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.



The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.



This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-962-5046, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                        PROSPECTUS DATED: APRIL 30, 2012

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     6
Fee Table...............................................................     8
Condensed Financial Information.........................................    12
The Annuity Contract and Your Retirement Plan...........................    13
The Annuity Contract....................................................    13
  General...............................................................    13
  Contract Owner Inquiries..............................................    13
  Unallocated Contracts.................................................    14
  Purchase Payments.....................................................    14
  Crediting Purchase Payments...........................................    14
  Accumulation Units....................................................    14
  Contract Value........................................................    15
  The Funding Options...................................................    15
  Metropolitan Series Fund Asset Allocation Portfolios..................    20
  Met Investors Series Trust -- Asset Allocation Portfolios.............    20
Charges and Deductions..................................................    21
  General...............................................................    21
  Surrender Charge......................................................    22
  Daily Asset Charge....................................................    23
  Variable Liquidity Benefit Charge.....................................    24
  Funding Option Charges................................................    24
  TPA Administrative Charges............................................    24
  Premium Tax...........................................................    24
  Changes in Taxes Based upon Premium or Value..........................    25
Transfers...............................................................    25
  Transfers of Contract Value between Funding Options...................    25
  Transfers From the Fixed Account......................................    25
  Market Timing/Excessive Trading.......................................    25
  Transfers from Funding Options to Contracts Not Issued by Us..........    27
  Transfers to or from Other Contracts Issued by Us.....................    27
  Transfers from Contracts Not Issued by Us.............................    28
Access to Your Money....................................................    28
Ownership Provisions....................................................    28
  Types of Ownership....................................................    28
  Contract Owner........................................................    28
  Beneficiary...........................................................    28
  Annuitant.............................................................    29
Death Benefit...........................................................    29
  Death Benefits Prior to the Maturity Date.............................    29
The Annuity Period......................................................    29
  Maturity Date.........................................................    29
  Allocation of Annuity.................................................    30
  Variable Annuity......................................................    30
  Fixed Annuity.........................................................    30
  Election of Options...................................................    30
  Retired Life Certificate..............................................    31
  Allocation of Cash Surrender Value During the Annuity Period..........    31
  Annuity Options.......................................................    31
  Variable Liquidity Benefit............................................    32
Miscellaneous Contract Provisions.......................................    33
  Contract Termination..................................................    33
  Suspension of Payments................................................    33
  Misstatement..........................................................    33
  Funding Options.......................................................    33
The Separate Account....................................................    34
  Performance Information...............................................    34
Federal Tax Considerations..............................................    35
  General...............................................................    35
  Systematic Withdrawal Program for Substantially Equal Periodic
     Payments (SEPP) and Income Options.................................    36
  Separate Account Charges..............................................    36
  Qualified Contracts...................................................    37
  KEOGH Plans...........................................................    39
  401(k)Plans...........................................................    39
  Puerto Rico Tax Considerations........................................    39
Other Information.......................................................    41
  The Insurance Company.................................................    41
  Financial Statements..................................................    42
  Distribution of the Contracts.........................................    42
  Conformity with State and Federal Laws................................    44
  Voting Rights.........................................................    44
  Contract Modification.................................................    44
  Postponement of Payment (the "Emergency Procedure")...................    44
  Restrictions on Financial Transactions................................    44
  Legal Proceedings.....................................................    44
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account QPN for Variable Annuities....................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: Competing Funds.............................................   E-1
Appendix F: Premium Tax Table...........................................   F-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.


DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.


ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.



HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract. Contract Owners should continue to direct all inquiries the Your Third Party Administrator at 1-800-519-9117.


INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

INSURANCE COMMISSIONS DISCLOSURE FORM -- the document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the Contract sale.

MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.


PAYMENT OPTION -- an Annuity or income option elected under Your Contract.



PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.


PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).


QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.


SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined at the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.


WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.


YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).


YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:

                       UNALLOCATED GROUP VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by MetLife Insurance Company of Connecticut are designed for use in conjunction with certain qualified Plans including tax-qualified pension or profit-sharing Plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.

Because of the size of these Contracts, the involvement of Third Party Administrators ("TPAs"), unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.

The Contracts are issued on an unallocated basis. They are designed only for use with certain Plans where the employer has secured the services of a TPA whose services are separate and distinct from the Contracts. The Contracts are designed for use with Plans that secure the services of a TPA that We have agreed may administer these Contracts. (The Contracts are not designed for use with Plans that secure the services of any other third party administrator.) If You purchase a Contract and later wish to terminate the TPA services provided by the TPA You must also terminate the Contract.

All Purchase Payments are allocated among the available Funding Options and/or the Fixed Account under the Contract, as directed by the Contract Owner. We guarantee money directed to the Fixed Account as to principal and interest. There are not individual allocations for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.

During the payout phase of amounts attributable to a Participant, You may elect Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect for a Participant to receive payments from Your Annuity, You can choose one of a number of Annuity options.

Once You choose one of the Annuity options attributable to a Participant and payments begin, it cannot be changed. During the payout phase, those amounts will be allocated to the same investment choices as during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.

WHO IS THE CONTRACT ISSUED TO? The Contract is issued to a Plan Trustee. Where We refer to "You," We are referring to the Plan Trustee. The Contracts are issued on an unallocated basis, and provide for fixed (general account) and variable (Separate Account) accumulations and Annuity payouts. Where We refer to Your Contract, We are referring to a group unallocated Contract. We hold all Purchase Payments under the Contract at Your direction. As Contract Owner, You have all rights in and obligations of the Contract. There are no Individual Accounts under the Contract for individual Participants in the Plan. We will take direction only from You or Your designee regarding the Contract.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You. Your retirement Plan provisions supersede the prospectus.

Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on which Subaccounts You select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.


If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity Payments, We may be required by Your state to deduct a Premium Tax. For Contracts issued on or after May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the "The Annuity Period" section for a description of this benefit.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments attributable to them and on any earnings upon a withdrawal or receipt of Annuity Payments. If a Participant is younger than 59 1/2 when he or she makes a withdrawal, the Participant may be charged a 10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments of amounts attributable to them or risk paying a penalty tax.


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? If provided by the Contract, a death benefit is provided in the event of death of the Participant prior to the earlier of the Participant's 75(th) birthday or the Maturity Date. Death benefits may not be available in all jurisdictions. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

                                    FEE TABLE

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The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES

SURRENDER CHARGE:..............................................................     5%(1),(2)
As a percentage of amount surrendered
VARIABLE LIQUIDITY BENEFIT CHARGE:.............................................     5%(3)


The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

---------
(1) For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               1 years              5%
         1 years               2 years              4%
         2 years               3 years              3%
         3 years               4 years              2%
         4 years               5 years              1%
        5 + years                                   0%


(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8(th) Contract Year. The charge is as follows:

      CONTRACT YEAR
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               2 years              5%
         2 years               4 years              4%
         4 years               6 years              3%
         6 years               8 years              2%
        8+ years                                    0%


(3) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity Payments. For Contracts issued on or after May 24, 2005, the charge is as follows:

      CONTRACT YEAR
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               5%
         1 years               2 years               4%
         2 years               3 years               3%
         3 years               4 years               2%
         4 years               5 years               1%
        5+ years                                     0%

For Contracts issued before May 24, 2005, the charge is as follows:

      CONTRACT YEAR
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               5%
         2 years               4 years               4%
         4 years               6 years               3%
         6 years               8 years               2%
        8+ years                                     0%


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE(4)

 AGGREGATE CONTRACT ASSETS     TOTAL ANNUAL DAILY ASSET CHARGE
---------------------------    -------------------------------
     $0 -- $499,999.99                      1.50%
  $500,000 -- $999,999.99                   1.30%
$1,000,000 -- $1,999,999.99                 1.20%
$2,000,000 -- $2,999,999.99                 1.10%
$3,000,000 -- $3,999,999.99                 1.00%
    $4,000,000 and over                     0.85%


We may reduce or eliminate the surrender charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.


(4) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the underlying expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio - Class E of the Metropolitan Series Fund; and an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.95% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio - Class B of the Metropolitan Series Fund.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling Your TPA at 1-800-519-9117.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.27%      1.65%

UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund.............     0.50%        0.25%       0.29%          0.01%           1.05%         0.00%         1.05%
  Templeton Developing Markets
     Securities Fund.............     1.15%        0.25%       0.25%            --            1.65%           --          1.65%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
LEGG MASON PARTNERS EQUITY
  TRUST -- CLASS A
  Legg Mason ClearBridge Small
     Cap Value Fund..............     0.75%        0.25%       0.37%            --            1.37%           --          1.37%
LEGG MASON PARTNERS INCOME
  TRUST -- CLASS A
  Legg Mason Western Asset
     Corporate Bond Fund.........     0.55%        0.25%       0.26%            --            1.06%           --          1.06%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I........     0.75%          --        0.08%            --            0.83%           --          0.83%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I........     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I........     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.14%            --            0.94%         0.00%         0.94%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.06%            --            0.75%           --          0.75%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  Met/Templeton Growth
     Portfolio -- Class E........     0.68%        0.15%       0.14%            --            0.97%         0.02%         0.95%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio -- Class A........     0.58%          --        0.06%            --            0.64%           --          0.64%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
  Van Kampen Comstock
     Portfolio -- Class B........     0.58%        0.25%       0.03%            --            0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..     0.25%          --        0.03%            --            0.28%         0.01%         0.27%
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio -- Class E........     0.33%        0.15%       0.02%            --            0.50%         0.01%         0.49%
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class B........     0.62%        0.25%       0.02%            --            0.89%         0.07%         0.82%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index
     Portfolio -- Class A........     0.25%          --        0.02%            --            0.27%         0.01%         0.26%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  MSCI EAFE(R) Index
     Portfolio -- Class A........     0.30%          --        0.11%          0.01%           0.42%         0.00%         0.42%
  Russell 2000(R) Index
     Portfolio -- Class A........     0.25%          --        0.06%          0.01%           0.32%         0.00%         0.32%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B........     0.61%        0.25%       0.06%            --            0.92%         0.04%         0.88%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%




The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or

Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and We have not independently verified the information.



Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other underlying funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the underlying funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.




EXAMPLES


These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.


These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.


EXAMPLE 1 (FOR CONTRACTS ISSUED ON OR AFTER MAY 24, 2005)



                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $815       $1,233      $1,725      $3,426      $315        $963       $1,635
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $677       $  811      $1,008      $1,925      $177        $541       $  918
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,426
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $1,925




EXAMPLE 2 (FOR CONTRACTS ISSUED BEFORE MAY 24, 2005)



                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
FUNDING OPTION........................    ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $815       $1,233      $1,635      $3,426      $315        $963       $1,635
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $677       $  811      $  918      $1,925      $177        $541       $  918
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
                                          10 YEARS
FUNDING OPTION........................    --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,426
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $1,925



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

The Contract may provide that all or some of the rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.


The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the Plan Administrator to exercise certain rights. We may rely on the Plan Administrator's statements to Us as to the terms of the Plan. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

The Unallocated Group Variable Annuity is a group Annuity Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

We encourage You to evaluate the fees, expenses, benefits and features of this group Annuity Contract against those of other investment products, including other group Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

GENERAL


The Contracts described in this prospectus are designed for use only with Plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to Your choice of one or more Funding Options and/or the Fixed Account. Purchase Payments less any applicable Premium Tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of Your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments plus the interest on amounts You allocate to the Fixed Account. While You will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity Payments and reserve values will vary in accordance with these factors.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan.

Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan . Accordingly, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits.

CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to the TPA at 1-800-519-9117.

UNALLOCATED CONTRACTS

The Contract is issued on an unallocated basis. It is designed for use with certain Plans where the employer has secured the services of a TPA that We have agreed may administer these Contracts. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.

We will issue the Contracts to the Plan sponsor or the Plan Trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner or its designee. There are no Individual Accounts under the Contract for individual Participants in the Plan.

PURCHASE PAYMENTS

The minimum average Purchase Payment allowed is $10,000 annually per Contract. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.

CREDITING PURCHASE PAYMENTS

We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt of the initial Purchase Payment, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


CONTRACT VALUE

During the Accumulation Period, We determine the Contract Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

A few of the Underlying Funds are retail mutual funds which are also available to investors outside of Variable Annuity products. The investment return of the Subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses You bear while You hold the Contract.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-519-9117 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.


             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital             Fidelity Management & Research
                                   appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Mid Cap Portfolio                  Seeks long-term growth of           Fidelity Management & Research
                                   capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.     Franklin Advisers, Inc.
  Securities Fund
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS EQUITY
  TRUST -- CLASS A
Legg Mason ClearBridge Small Cap   Seeks long-term capital growth.     Legg Mason Partners Fund
  Value Fund                                                           Advisor, LLC
                                                                       Subadviser: ClearBridge
                                                                       Advisors, LLC
LEGG MASON PARTNERS INCOME
  TRUST -- CLASS A
Legg Mason Western Asset           Seeks as high a level of current    Legg Mason Partners Fund
  Corporate Bond Fund              income as is consistent with        Advisor, LLC
                                   prudent investment management       Subadviser: Western Asset
                                   and preservation of capital.        Management Company
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks a high level of current       Legg Mason Partners Fund
  Equity Income Builder            income. Long-term capital           Advisor, LLC
  Portfolio -- Class I             appreciation is a secondary         Subadviser: ClearBridge
                                   objective.                          Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset           Seeks to maximize total return,     Legg Mason Partners Fund
  Variable Global High Yield       consistent with the preservation    Advisor, LLC
  Bond Portfolio                   of capital.                         Subadvisers: Western Asset
                                                                       Management Company;
                                                                       Western Asset Management Company
                                                                       Limited; Western Asset
                                                                       Management Company Pte. Ltd.
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: CBRE Clarion
                                   securities, emphasizing both        Securities LLC
                                   capital appreciation and current
                                   income.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments, primarily      Subadviser: Lord, Abbett & Co.
                                   in equity securities, which are     LLC
                                   believed to be undervalued in
                                   the marketplace.
Met/Templeton Growth               Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: Templeton Global
                                                                       Advisors Limited
MetLife Aggressive Strategy        Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
T. Rowe Price Large Cap Value      Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation by investing in        Subadviser: T. Rowe Price
                                   common stocks believed to be        Associates, Inc.
                                   undervalued.  Income is a
                                   secondary objective.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Invesco Advisers,
                                                                       Inc.
METROPOLITAN SERIES FUND
Barclays Capital Aggregate Bond    Seeks to track the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays U.S. Aggregate      Subadviser: MetLife Investment
                                   Bond Index.                         Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class E             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Conservative Allocation    Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
MSCI EAFE(R) Index                 Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Russell 2000(R) Index              Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Russell 2000(R) Index.       Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management           Seeks to maximize total return      MetLife Advisers, LLC
  Strategic Bond Opportunities     consistent with preservation of     Subadviser: Western Asset
  Portfolio -- Class B             capital.                            Management Company
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.





Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".


METROPOLITAN SERIES FUND ASSET ALLOCATION PORTFOLIOS



The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio and the MetLife Moderate to Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.


A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers, LLC.

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS


The MetLife Aggressive Strategy Portfolio, also known as an "asset allocation portfolio", is a "fund of funds" Portfolio that invests substantially all of its assets in other Portfolios of the Metropolitan Series Fund or the Met Investors Series Trust. Therefore, this asset allocation portfolio will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of the Portfolio. The expense level will vary over time, depending on the mix of underlying Portfolios in which the MetLife Aggressive Strategy Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in this asset allocation portfolio. A Contract Owner who chooses to invest directly in the underlying Portfolios would not however receive asset allocation services provided by MetLife Advisers, LLC.


                    CHARGES AND DEDUCTIONS UNDER THE CONTRACT

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

     - the ability for You to make withdrawals and surrenders under the Contracts;

     -    the death benefit paid on the death of a Participant;

     -    the available Funding Options and related programs; and

     -    administration of the Annuity options available under the Contracts.

Costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to Your sales agent; and

     -    other costs of doing business.

Risks We assume include:

     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which Plan assets are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan Participants, the aggregate of all Plan Participant Contract

Values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).



SURRENDER CHARGE

Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon withdrawal, the Company will charge a maximum surrender charge of 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the fifth Contract Year. The surrender charge schedule is:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               1 years              5%
         1 year                2 years              4%
         2 years               3 years              3%
         3 years               4 years              2%
         4 years               5 years              1%
        5+ years                                    0%


For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               2 years              5%
         2 years               4 years              4%
         4 years               6 years              3%
         6 years               8 years              2%
        8+ years                                    0%


The surrender charge can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the surrender charges, the Company will take into account:

     (a) the size of Plan assets and the expected amount of annual contributions, and

     (b) the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

     (c) the expected level of commission the Company may pay to the agent for distribution expenses, and

     (d) any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

Except as noted below, the surrender charge will not be assessed for withdrawals made under the following circumstances:


-    retirement (as defined by the terms of       -     disability as defined in Code Section
     Your Plan and consistent with Internal             72(m)(7)
     Revenue Service ("IRS") rules)
-    separation from service/severance from       -     minimum required distributions (generally
     employment                                         at age 70 1/2)
-    loans (if available in Your Plan)            -     return of Excess Plan Contributions
-    hardship (as defined by the Code)            -     transfers to an employer stock fund
-    death                                        -     certain Plan expenses as mutually agreed
                                                        upon
-    annuitization under this Contract or         -     to avoid required federal income tax
     another contract issued by Us                      penalties (This waiver applies to amounts
                                                        required to be distributed from this
                                                        Contract only)
-    if permitted in Your state, direct
     transfers to another funding vehicle or
     Annuity contract issued by Us or by one of
     our affiliates and We agree.



The surrender charge will apply to allowable distributions made to highly compensated employees of a Plan with less than fifty Participants until after the fifth Contract Year.


Withdrawals pursuant to a request to divide a Participant's account due to a divorce or separation instrument may be subject to a surrender charge, if permissible under tax law.


DAILY ASSET CHARGE

This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract Year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during Your first Contract Year. Below are the variations of the charge based on different levels of expected aggregate Contract assets:

 AGGREGATE CONTRACT ASSETS     DAILY ASSET CHARGE
---------------------------    ------------------
     $0 -- $499,999.99                1.50%
  $500,000 -- $999,999.99             1.30%
$1,000,000 -- $1,999,999.99           1.20%
$2,000,000 -- $2,999,999.99           1.10%
$3,000,000 -- $3,999,999.99           1.00%
    $4,000,000 and over               0.85%


The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Maturity Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     -    sales, commission and marketing expenses, and

     -    other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.

Although Variable Annuity Payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               5%
         1 years               2 years               4%
         2 years               3 years               3%
         3 years               4 years               2%
         4 years               5 years               1%
        5+ years                                     0%


For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               5%
         2 years               4 years               4%
         4 years               6 years               3%
         6 years               8 years               2%
        8+ years                                     0%


Please refer to the "Payment Options" section for a description of this benefit.

FUNDING OPTION CHARGES

There are certain deductions from and expenses paid out of the assets of each Funding Option. These are described in the applicable prospectus for each Funding Option. Underlying Funding Option expenses are not fixed or guaranteed and are subject to change by the Fund.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party for Plan related expenses. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. A chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

TRANSFERS OF CONTRACT VALUE BETWEEN FUNDING OPTIONS

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Contract Values may generally be transferred from the Funding Options to the Fixed Account at any time.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

TRANSFERS FROM THE FIXED ACCOUNT


Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by Us, may not exceed 20% per Contract Year, as applicable to the Contract Value in the Fixed Account valued on each such anniversary. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period. Automated Transfers under the Company's Dollar Cost Averaging Program are not allowed from the Fixed Account.


Please see "Appendix E -- Competing Funds" for more information.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Cash Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying

Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Legg Mason ClearBridge Small Cap Value Fund, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Templeton Growth Portfolio, MSCI EAFE(R) Index Portfolio Pioneer Strategic Income Portfolio, Russell 2000((R) )Index Portfolio T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Western Asset Management Strategic Bond Opportunities Porftolio - the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.


As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. Although We do not have the operational or systems capability at this time to impose the American Funds(R) monitoring policy and/or to treat all of the American Funds(R) portfolios as Monitored Portfolios under Our policy, We intend to do so in the future.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.


The Underlying Funds may have adopted their own policies and procedures with respect to market timing transaction in their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US

You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales or surrender charge, as described in the Contract.

TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US


Under specific conditions, We may allow You to transfer to this Contract the contract value of other group Annuity contracts We have issued to You or to transfer amounts from this Contract to another contract issued by Us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales or surrender charge may apply, as described in the new contract.


TRANSFERS FROM CONTRACTS NOT ISSUED BY US

Under specific conditions, when authorized by the state insurance department, We may credit a Plan up to 4% of the amount transferred to Us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.

                              ACCESS TO YOUR MONEY

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Before the Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

The trust of a Section 401(k) Plan may not generally distribute amounts attributable to employer contributions prior to the employee's retirement, death, disability or severance from employment. (See "Federal Tax
Considerations").

                              OWNERSHIP PROVISIONS

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TYPES OF OWNERSHIP

CONTRACT OWNER

We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner.

At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.

BENEFICIARY

At Your direction, Participants name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request before the death of the Participant.

Unless an irrevocable Beneficiary has been named, Participants generally have the right to change any Beneficiary by Written Request during the lifetime of the Participant and while the Contract continues.

ANNUITANT

The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

                                  DEATH BENEFIT

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DEATH BENEFITS PRIOR TO THE MATURITY DATE

DEATH BENEFITS MAY NOT BE AVAILABLE IN ALL JURISDICTIONS.


If provided by the Contract, in the event the Participant dies before the selected Maturity Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the amount attributable to the Participant or (b) the total Purchase Payments made under the Contract attributable to that Participant, less any applicable Premium Tax and prior surrenders not previously deducted (including any applicable surrender charge) and any outstanding loan balance as of the date We receive Due Proof of Death and instructions for payment in Good Order.


The death benefit amount is determined in the same manner as with an allocated Contract, subject to the Plan providing the Company with required information about Participant contributions, withdrawals, outstanding loan amounts, and any other required information.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order.

We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the Contract.


The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check; by placing the amount in an account that earns interest or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds or under any other settlement options that We may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death and instructions for payment in Good Order, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or 3); applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.



If We are notified of the Participant's Death before any requested transaction is completed, We will cancel the request. As described above, the death benefit will be determined when We receive both Due Proof of Death and instructions for payment in Good Order.


                               THE ANNUITY PERIOD

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MATURITY DATE

Under the Contract, You can direct Us to make regular income payments to Participants ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Participant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor: or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.

You may direct Us to annuitize amounts attributable to a Participant at any time after You purchase the Contract. Certain Annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. Participants should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect for Participants to receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply the applicable Contract Value to provide an Annuity funded by the same Funding Options selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% % then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Amount of First Payment". All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed

     (c)  the Annuity option which is to be purchased

     (d)  the date the Annuity option payments are to begin

     (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

     (f)  any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Participant as long as We are notified by Written Request while the Participant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You or the TPA also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in the provision "Transfers of Contract Value Between Funding Options", in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS


Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.



Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4, or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.


Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

     (b)  is

     (1)  the number of Annuity Units represented by each payment; times

     (2)  the number of payments made;

and for a Fixed Annuity:

     (a) is the Contract Value applied on the Maturity Date under this option and

     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.

VARIABLE LIQUIDITY BENEFIT

This benefit is offered with Variable Annuity option "Payments for a Fixed Period" (without life contingency) where payments are made on a variable basis.

At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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CONTRACT TERMINATION

You may discontinue this Contract by Written Request at any time for any reason. Because the Contracts are designed only for use with Plans where the employer has secured the services of a TPA We have agreed may administer the Contract, if You choose to terminate the TPA's services, You must also terminate the Contract.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount stated in Your Contract; or

     (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c)  We receive notice that is satisfactory to Us of Plan Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and

     (b)  pay You the Cash Surrender Value of the Funding Options, and

     (c)  pay You the Cash Surrender Value of the Fixed Account, if applicable.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states We are required to pay You the Contract Value upon Our discontinuance of the Contract.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.


Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in Your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in Your Contract.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                              THE SEPARATE ACCOUNT

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MetLife of CT Separate Account QPN for Variable Annuities ("Separate Account") was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.


Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.


You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.


You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or ERISA.



Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All Keoghs 401(a) and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including Keoghs and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Contract You purchase and payment method or Annuity Payment type You elect.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                                    -----------------
                                                                     TYPE OF CONTRACT
-------------------------------------------------------------------------------------
                                                                      401(A)
                                                                      401(K)   KEOGH
-------------------------------------------------------------------------------------
In a series of substantially equal payments made annually (or more
frequently) for life or life expectancy (SEPP)                          X(1)     X(1)
-------------------------------------------------------------------------------------

After You die                                                           X        X
-------------------------------------------------------------------------------------

After You become totally disabled (as defined in the Code)              X        X
-------------------------------------------------------------------------------------

To pay deductible medical expenses                                      X        X
-------------------------------------------------------------------------------------

After Separation from service if You are over 55 at time of
separation( 1)                                                          X        X
-------------------------------------------------------------------------------------

After December 31, 1999 for IRS levies                                  X        X
-------------------------------------------------------------------------------------
Pursuant to qualified domestic relations orders                         X        X
-------------------------------------------------------------------------------------



1.    You must be separated from service at the time payments begin.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS


If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.


If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

QUALIFIED CONTRACTS -- GENERALLY

PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).


If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or individual retirement Plan ("IRA").



Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified retirement Plans, an important exception is that Your Account may be transferred pursuant to a qualified domestic relations order (QDRO).


Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.


Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA another eligible retirement Plan.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING


For certain qualified retirement Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an IRA or another eligible retirement Plan.


Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

     -    Withdrawals made to satisfy minimum distribution requirements

     -    Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving withdrawals by April 1 of the latter of:

     -    the calendar year following the year in which You reach age 70 1/2 or

     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.


For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.


You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(k), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.


Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a Variable Annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.


In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.


The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.



If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).


If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.


If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer Plans(i.e., 401(a), 403(a), 403(b) and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.


Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under a qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.


KEOGH PLANS


A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. Please consult Your tax adviser about Your particular situation.


See this tax section for a brief description of the tax rules that apply to Keoghs

401(K) PLANS


The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.


See this tax section for a brief description of the tax rules that apply to 401(k)s.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.

GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.

Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.

From each Annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the Annuity's cost has been fully recovered, all of the Annuity payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.


No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.

VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN


An Annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an Annuity contract for an employee.



Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.



The trust created under the qualified plan is exempt from tax on its investment income.


a. Contributions


          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.


b. Distributions


          The amount paid by the employer towards the purchase of the Variable Annuity contract or contributed to the trust for providing Variable Annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.



          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.



Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.



A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) 10% of all plan's trust assets (calculated based on the average balance of investments of the trust) attributable to Participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits.



The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


c. Rollover


          Deferral of the recognition of income continues upon the receipt of a distribution by a Participant from a qualified Plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account ('IRA") for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS


In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement Plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA
Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN


A Variable Annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1081.01(f) of the 2011 PR Code. This plan is commonly known as a Keogh Plan or an HR 10 Plan.



This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or Annuity Plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.


An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.


Similar to a qualified plan, the Variable Annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust Beneficiaries.


a. Contributions


          A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.


          Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.


          The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.


b. Distributions


          Distributions made under a qualified self-employed retirement plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan - Distributions and Rollover".


                                OTHER INFORMATION

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THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

FINANCIAL STATEMENTS


The financial statements for the insurance Company and for the Separate Accounts are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.


MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the

Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional
Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2011, as well as the range of additional compensation paid.)


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------





                         CONDENSED FINANCIAL INFORMATION


          FOR METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account charge available under the Contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account charges.


                     UGVA -- SEPARATE ACCOUNT CHARGES 0.85%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.514          1.514                 --
                                                       2005      1.498          1.514                 --

Smith Barney Aggressive Growth Subaccount Inc. (Class
  A) (10/96).........................................  2006      3.029          3.029                 --
                                                       2005      3.029          3.029                 --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.914          0.874                 --
                                                       2007      0.791          0.914            427,985
                                                       2006      0.777          0.791            235,007
                                                       2005      0.728          0.777            171,825

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.121          1.174                 --
                                                       2005      1.081          1.121          8,536,045

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.899          0.885                 --
                                                       2005      0.789          0.899            552,065

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.628          1.471            620,013
                                                       2010      1.469          1.628          1,861,969
                                                       2009      1.041          1.469          2,387,138
                                                       2008      1.704          1.041          2,297,544
                                                       2007      1.497          1.704          2,015,383
                                                       2006      1.254          1.497          1,342,732
                                                       2005      1.108          1.254            438,114

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.382          1.312          1,391,512
                                                       2010      1.175          1.382          4,376,994
                                                       2009      0.850          1.175          5,591,721
                                                       2008      1.530          0.850          5,495,292
                                                       2007      1.373          1.530          5,230,391
                                                       2006      1.257          1.373          4,539,659
                                                       2005      1.091          1.257          2,719,316

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.197          1.165            859,459
                                                       2010      1.083          1.197          2,249,141
                                                       2009      0.833          1.083          3,426,647
                                                       2008      1.351          0.833          3,212,645
                                                       2007      1.297          1.351          3,065,058
                                                       2006      1.136          1.297          2,662,287
                                                       2005      1.082          1.136          1,404,509

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.452          2.432                 --
                                                       2005      2.092          2.452          5,664,971

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.757          2.311                 --
                                                       2005      1.654          1.757            984,660

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.348          1.293                 --
                                                       2007      1.269          1.348          1,506,080
                                                       2006      1.099          1.269          2,438,048
                                                       2005      1.062          1.099          2,693,587

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.300          1.230                 --
                                                       2007      1.475          1.300          4,206,856
                                                       2006      1.433          1.475          5,819,927
                                                       2005      1.366          1.433          6,866,674

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.603          1.545            887,321
                                                       2010      1.382          1.603          2,579,304
                                                       2009      1.029          1.382          3,192,929
                                                       2008      1.811          1.029          3,128,918
                                                       2007      1.557          1.811          3,207,143
                                                       2006      1.409          1.557          3,054,556
                                                       2005      1.219          1.409          1,941,620

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.461          2.176            972,480
                                                       2010      1.931          2.461          2,624,149
                                                       2009      1.393          1.931          3,323,283
                                                       2008      2.327          1.393          3,543,877
                                                       2007      2.035          2.327          4,168,010
                                                       2006      1.825          2.035          4,578,092
                                                       2005      1.560          1.825          3,900,831

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2011      1.257          1.186            255,500
                                                       2010      0.994          1.257            611,256
                                                       2009      0.698          0.994            804,093
                                                       2008      1.224          0.698            741,318
                                                       2007      1.110          1.224            735,674
                                                       2006      1.030          1.110            645,745
                                                       2005      0.991          1.030            547,033

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.473          1.729                 --
                                                       2005      1.344          1.473            373,491

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.445          2.874            408,291
                                                       2010      2.955          3.445          1,253,750
                                                       2009      1.727          2.955          1,500,183
                                                       2008      3.682          1.727          1,520,090
                                                       2007      2.884          3.682          1,798,696
                                                       2006      2.271          2.884          1,471,006
                                                       2005      1.797          2.271            951,217

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.503          1.332            497,874
                                                       2010      1.398          1.503          1,676,816
                                                       2009      1.029          1.398          2,472,524
                                                       2008      1.741          1.029          2,735,746
                                                       2007      1.521          1.741          2,681,834
                                                       2006      1.263          1.521          2,538,465
                                                       2005      1.156          1.263          1,980,292

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.689          0.672          1,222,160
                                                       2010      0.554          0.689          3,763,387
                                                       2009      0.387          0.554          3,792,350
                                                       2008      0.694          0.387          4,066,947
                                                       2007      0.575          0.694          4,089,247
                                                       2006      0.512          0.575          4,218,950
                                                       2005      0.461          0.512          5,073,291

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.853          0.915                 --
                                                       2005      0.767          0.853            872,657

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.575          1.779                 --
                                                       2005      1.527          1.575            136,457

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2011      1.909          1.758            310,386
                                                       2010      1.541          1.909            830,857
                                                       2009      1.170          1.541          1,025,184
                                                       2008      1.841          1.170          1,137,818
                                                       2007      1.906          1.841          1,373,302
                                                       2006      1.726          1.906          1,499,917
                                                       2005      1.633          1.726          1,585,184

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      2.105          2.195            331,181
                                                       2010      1.904          2.105            978,923
                                                       2009      1.436          1.904          1,296,231
                                                       2008      1.882          1.436          1,290,982
                                                       2007      1.868          1.882          1,540,818
                                                       2006      1.828          1.868          2,056,653
                                                       2005      1.810          1.828          2,348,916

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.237          2.509                 --
                                                       2010      2.098          2.237          1,362,693
                                                       2009      1.618          2.098          1,873,820
                                                       2008      2.886          1.618          2,174,332
                                                       2007      2.848          2.886          2,842,155
                                                       2006      2.358          2.848          4,166,939
                                                       2005      2.199          2.358          4,464,912

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.133          1.188                 --
                                                       2006      1.016          1.133            253,983
                                                       2005      0.986          1.016            242,145

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.993          1.059                 --
                                                       2006      0.933          0.993          1,763,613
                                                       2005      0.885          0.933          2,762,821

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2011      1.112          1.130          1,632,061
                                                       2010      0.897          1.112          5,232,394
                                                       2009      0.672          0.897          6,631,287
                                                       2008      1.138          0.672          9,037,519
                                                       2007      1.131          1.138         11,780,628
                                                       2006      1.048          1.131         16,039,306
                                                       2005      0.947          1.048         18,236,317

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.533          1.559            497,863
                                                       2010      1.372          1.533          1,210,214
                                                       2009      1.133          1.372          1,893,408
                                                       2008      1.617          1.133          2,346,561
                                                       2007      1.504          1.617          2,777,901
                                                       2006      1.321          1.504          3,262,102
                                                       2005      1.278          1.321          3,288,155

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.324          1.416            451,053
                                                       2010      1.189          1.324            498,317
                                                       2009      0.976          1.189            564,828
                                                       2008      1.514          0.976            718,536
                                                       2007      1.500          1.514          1,055,194

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      0.905          0.841            816,418
                                                       2010      0.782          0.905          1,869,276
                                                       2009      0.610          0.782          2,257,508
                                                       2008      0.970          0.610          2,907,846
                                                       2007      1.016          0.970          3,832,742
                                                       2006      1.016          1.016                 --
                                                       2005      1.016          1.016                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.729          1.703            149,456
                                                       2010      1.588          1.729            522,335
                                                       2009      1.125          1.588            832,826
                                                       2008      1.809          1.125          1,112,623
                                                       2007      1.732          1.809          1,757,633
                                                       2006      1.670          1.732          2,111,467
                                                       2005      1.601          1.670          2,830,511

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.594          1.659            228,462
                                                       2010      1.468          1.594            648,513
                                                       2009      1.190          1.468          1,002,149
                                                       2008      1.863          1.190          1,251,550
                                                       2007      1.809          1.863          1,942,171
                                                       2006      1.543          1.809          2,868,438
                                                       2005      1.460          1.543          3,792,254

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.477          1.485            193,000
                                                       2010      1.190          1.477            595,012
                                                       2009      0.841          1.190            640,172
                                                       2008      1.430          0.841            775,710
                                                       2007      1.381          1.430            865,055

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.827          0.807                 --
                                                       2008      1.334          0.827          4,926,408
                                                       2007      1.283          1.334          6,453,917
                                                       2006      1.124          1.283         10,039,121
                                                       2005      1.087          1.124         10,945,884

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.327          1.316             71,873
                                                       2010      1.193          1.327            199,644
                                                       2009      0.980          1.193            257,895
                                                       2008      1.321          0.980            351,774
                                                       2007      1.202          1.321            544,181
                                                       2006      1.125          1.202            729,791
                                                       2005      1.087          1.125            929,941

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.041          1.032                 --
                                                       2010      0.962          1.041            198,117
                                                       2009      0.826          0.962            141,582
                                                       2008      1.057          0.826             71,057
                                                       2007      1.052          1.057            233,293
                                                       2006      1.019          1.052            171,151
                                                       2005      1.004          1.019             72,513

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2011      1.571          1.606                 --
                                                       2010      1.420          1.571            440,380
                                                       2009      1.201          1.420            425,363
                                                       2008      1.401          1.201            429,950
                                                       2007      1.386          1.401            447,307
                                                       2006      1.326          1.386            744,422
                                                       2005      1.304          1.326            805,864

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      2.077          2.095            233,955
                                                       2010      1.823          2.077            847,075
                                                       2009      1.182          1.823            771,604
                                                       2008      1.723          1.182            783,579
                                                       2007      1.739          1.723            886,039
                                                       2006      1.585          1.739            956,992
                                                       2005      1.540          1.585            989,355

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.279          1.275                 --
                                                       2009      1.287          1.279         11,462,794
                                                       2008      1.265          1.287         14,976,206
                                                       2007      1.216          1.265         18,789,416
                                                       2006      1.172          1.216         20,595,080
                                                       2005      1.150          1.172         22,818,645

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.313          1.405                 --
                                                       2006      1.173          1.313          1,129,579
                                                       2005      1.128          1.173            957,414

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.326          2.446                 --
                                                       2006      1.986          2.326          2,276,235
                                                       2005      1.925          1.986          2,464,434

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.460          1.506                 --
                                                       2006      1.308          1.460          1,844,495
                                                       2005      1.277          1.308          3,589,832

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.322          1.377                 --
                                                       2006      1.137          1.322          1,436,402
                                                       2005      1.110          1.137            993,167

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.391          1.536                 --
                                                       2006      1.250          1.391          1,567,185
                                                       2005      1.164          1.250          1,375,488

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.714          2.622                 --
                                                       2007      2.581          2.714            458,413
                                                       2006      2.697          2.581            520,791

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.794          1.825            178,318
                                                       2010      1.556          1.794            688,717
                                                       2009      1.065          1.556            498,735
                                                       2008      1.416          1.065            454,962
                                                       2007      1.389          1.416            482,804
                                                       2006      1.312          1.389            495,975

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.233                 --
                                                       2006      1.102          1.173            353,790

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.015          1.009            197,356
                                                       2010      0.910          1.015            276,540
                                                       2009      0.770          0.910            375,459
                                                       2008      1.238          0.770            330,542
                                                       2007      1.222          1.238            334,743

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.927          0.871            623,334
                                                       2010      0.804          0.927          1,460,259
                                                       2009      0.600          0.804          1,655,574
                                                       2008      1.036          0.600          1,803,948
                                                       2007      1.226          1.036          2,092,111
                                                       2006      1.003          1.226          2,751,358

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.812          1.545            543,698
                                                       2010      1.566          1.812          1,810,057
                                                       2009      1.016          1.566          1,939,308
                                                       2008      1.729          1.016          2,192,753
                                                       2007      1.758          1.729          2,797,531
                                                       2006      1.588          1.758          3,318,276

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.886          2.652            725,719
                                                       2010      2.654          2.886          1,767,460
                                                       2009      1.869          2.654          2,007,502
                                                       2008      3.241          1.869          2,550,267
                                                       2007      2.506          3.241          3,031,686
                                                       2006      2.432          2.506          4,015,647

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.764          2.600             32,350
                                                       2010      2.262          2.764            203,312
                                                       2009      1.663          2.262            227,866
                                                       2008      2.617          1.663            319,969

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.522          1.582            282,506
                                                       2010      1.357          1.522            518,039
                                                       2009      0.998          1.357            673,031
                                                       2008      1.233          0.998            639,844
                                                       2007      1.164          1.233            504,131
                                                       2006      1.105          1.164            376,970

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2011      1.316          1.256            360,771
                                                       2010      1.057          1.316            991,885
                                                       2009      0.843          1.057          1,029,761
                                                       2008      1.388          0.843          1,192,618
                                                       2007      1.521          1.388          1,583,146

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.777          0.740                 --
                                                       2008      1.366          0.777          2,543,982
                                                       2007      1.231          1.366          2,962,749
                                                       2006      1.240          1.231          4,137,362

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.511          2.077            467,876

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.042          0.896            894,158

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.810          1.851          1,191,044
                                                       2010      1.687          1.810          3,641,005
                                                       2009      1.507          1.687          4,996,534

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.595          1.510             15,500
                                                       2010      1.384          1.595             93,171
                                                       2009      1.127          1.384            124,410
                                                       2008      1.692          1.127            121,491
                                                       2007      1.626          1.692            126,308
                                                       2006      1.504          1.626            128,120

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.346          2.411            229,891
                                                       2010      2.109          2.346            758,711
                                                       2009      1.599          2.109            758,992
                                                       2008      1.806          1.599            804,310
                                                       2007      1.708          1.806            729,820
                                                       2006      1.641          1.708            557,439

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.956          0.910          1,517,165
                                                       2010      0.824          0.956          3,585,696
                                                       2009      0.702          0.824          4,651,127
                                                       2008      1.112          0.702          5,828,054
                                                       2007      1.081          1.112          7,098,894
                                                       2006      1.001          1.081          9,839,723

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2011      1.814          1.637            479,954
                                                       2010      1.526          1.814          1,188,345
                                                       2009      1.217          1.526          1,464,589
                                                       2008      1.749          1.217          1,867,405
                                                       2007      1.819          1.749          2,067,497
                                                       2006      1.779          1.819            250,730

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.538          1.503            241,653
                                                       2010      1.350          1.538            511,760
                                                       2009      1.077          1.350            521,111

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.363          1.412                 --
                                                       2006      1.318          1.363          2,624,935
                                                       2005      1.302          1.318          2,512,085

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.176          1.267                 --
                                                       2006      0.938          1.176          2,763,084
                                                       2005      0.825          0.938          2,191,780

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.162          1.218                 --
                                                       2006      1.041          1.162          2,422,727
                                                       2005      0.984          1.041          2,311,268

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.373          1.377                 --
                                                       2006      1.219          1.373          1,985,695
                                                       2005      1.146          1.219          2,052,379

Metropolitan Series Fund
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2011      1.649          1.758            409,686
                                                       2010      1.568          1.649            917,871
                                                       2009      1.504          1.568          1,480,780
                                                       2008      1.431          1.504          1,734,944
                                                       2007      1.411          1.431          2,175,490

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.692          0.664            820,017
                                                       2010      0.606          0.692          1,718,562
                                                       2009      0.409          0.606          2,225,349
                                                       2008      0.761          0.409          2,596,073
                                                       2007      0.637          0.761          3,141,883
                                                       2006      0.650          0.637          4,896,902

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.761          1.861            209,520
                                                       2010      1.640          1.761            860,771
                                                       2009      1.511          1.640            774,966
                                                       2008      1.578          1.511            812,443
                                                       2007      1.497          1.578          1,053,733
                                                       2006      1.434          1.497          1,384,134

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.635          1.476          1,078,560
                                                       2010      1.376          1.635          2,366,910
                                                       2009      1.087          1.376          2,957,784

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.268          1.257          4,250,242
                                                       2010      1.275          1.268          9,152,885

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.162          1.105            350,077
                                                       2010      1.046          1.162            862,453
                                                       2009      0.799          1.046          1,082,898
                                                       2008      1.288          0.799          1,349,375

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      1.012          1.059                 (0)
                                                       2008      1.849          1.012          1,752,137
                                                       2007      1.794          1.849          1,969,025
                                                       2006      1.761          1.794          3,284,540

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.854          1.723            111,338
                                                       2010      1.633          1.854            504,877
                                                       2009      1.353          1.633            656,567
                                                       2008      2.238          1.353            707,114
                                                       2007      2.168          2.238            885,767
                                                       2006      2.103          2.168          1,245,971

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.891          0.885            114,226
                                                       2010      0.807          0.891            330,498
                                                       2009      0.583          0.807            436,406
                                                       2008      0.876          0.583            388,046

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.962          1.045                 --
                                                       2010      0.839          0.962          1,121,697
                                                       2009      0.643          0.839          1,215,360
                                                       2008      1.089          0.643          1,357,012
                                                       2007      1.064          1.089            687,977
                                                       2006      1.000          1.064             32,895

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.213          1.242            135,306
                                                       2010      1.112          1.213            286,816
                                                       2009      0.930          1.112            264,993
                                                       2008      1.096          0.930            190,119
                                                       2007      1.047          1.096             77,319
                                                       2006      1.000          1.047             12,250

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.153          1.155            338,142
                                                       2010      1.043          1.153            599,000
                                                       2009      0.850          1.043            527,360
                                                       2008      1.094          0.850            494,464
                                                       2007      1.053          1.094            217,078
                                                       2006      1.000          1.053             18,857

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.090          1.066            615,915
                                                       2010      0.972          1.090          1,608,114
                                                       2009      0.775          0.972          1,568,006
                                                       2008      1.094          0.775          1,234,224
                                                       2007      1.058          1.094            498,626
                                                       2006      1.000          1.058             41,732

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      1.025          0.978          1,091,688
                                                       2010      0.901          1.025          2,182,678
                                                       2009      0.704          0.901          2,599,962
                                                       2008      1.094          0.704          1,941,432
                                                       2007      1.063          1.094            985,479
                                                       2006      1.000          1.063            211,263

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2011      1.095          1.106          1,841,088
                                                       2010      0.962          1.095          5,161,477
                                                       2009      0.769          0.962          6,550,675
                                                       2008      1.232          0.769          1,815,747
                                                       2007      1.241          1.232          2,273,917

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.321          2.352            649,074
                                                       2010      2.131          2.321          1,642,546
                                                       2009      1.816          2.131          2,282,536
                                                       2008      2.357          1.816          2,771,495
                                                       2007      2.282          2.357          3,848,809
                                                       2006      2.124          2.282          4,817,897

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.352          1.352            435,816
                                                       2010      1.223          1.352          1,391,597
                                                       2009      1.021          1.223          1,849,141
                                                       2008      1.526          1.021          1,774,311
                                                       2007      1.430          1.526          1,622,073
                                                       2006      1.288          1.430          1,073,910

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2011      0.982          0.852            868,593
                                                       2010      0.916          0.982          2,050,396
                                                       2009      0.718          0.916          2,221,579
                                                       2008      1.249          0.718          1,992,105
                                                       2007      1.279          1.249          2,453,559

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2011      1.418          1.348            499,691
                                                       2010      1.127          1.418          1,217,190
                                                       2009      0.902          1.127          1,510,715
                                                       2008      1.368          0.902          1,394,446
                                                       2007      1.407          1.368          1,536,939

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.098          1.074            431,987
                                                       2010      0.948          1.098          1,075,429
                                                       2009      0.669          0.948          1,209,240
                                                       2008      1.163          0.669          1,176,753
                                                       2007      1.074          1.163          1,369,916
                                                       2006      0.998          1.074          1,685,383

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.495          1.504          1,009,747
                                                       2010      1.120          1.495          2,519,980
                                                       2009      0.815          1.120          2,618,594
                                                       2008      1.233          0.815          3,152,438

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.610          1.637            230,435

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.226          1.284            590,742
                                                       2010      1.167          1.226          1,501,166
                                                       2009      1.126          1.167          1,816,325
                                                       2008      1.138          1.126          2,045,839
                                                       2007      1.098          1.138          2,176,100
                                                       2006      1.056          1.098          2,418,766

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.130          1.197                 --
                                                       2005      1.078          1.130          1,297,609

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.451          1.502                 --
                                                       2008      1.396          1.451          4,434,661
                                                       2007      1.295          1.396          3,787,018
                                                       2006      1.257          1.295          3,715,245
                                                       2005      1.238          1.257          3,822,666

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.029          2.172                 --
                                                       2006      1.745          2.029          1,799,959
                                                       2005      1.644          1.745          2,019,651

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.161          1.240                 --
                                                       2005      1.077          1.161          5,985,605

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.034          1.105                 --
                                                       2005      1.039          1.034            100,140

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.463          2.697                 --
                                                       2005      2.210          2.463            767,505

  Travelers Equity Income Subaccount (10/96).........  2006      1.997          2.103                 --
                                                       2005      1.928          1.997          1,630,993

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.276          1.312                 --
                                                       2005      1.255          1.276            556,442

  Travelers Large Cap Subaccount (9/96)..............  2006      1.705          1.761                 --
                                                       2005      1.582          1.705          2,593,839

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.035          1.102                 --
                                                       2005      0.932          1.035            471,059

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.612          0.650                 --
                                                       2005      0.599          0.612          6,394,866

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.052          2.124                 --
                                                       2005      2.011          2.052          5,188,386

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.189          1.288                 --
                                                       2005      1.126          1.189            653,670

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.379          1.588                 --
                                                       2005      1.270          1.379          3,528,909

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.414          1.504                 --
                                                       2005      1.346          1.414             25,965

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.620          1.641                 --
                                                       2005      1.576          1.620            263,744

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.443          1.434                 --
                                                       2005      1.432          1.443          1,733,864

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.692          1.770                 --
                                                       2005      1.672          1.692          1,663,546

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.093          1.056                 --
                                                       2005      1.056          1.093          3,000,711

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.071          1.041                 --
                                                       2008      1.683          1.071            614,754
                                                       2007      1.738          1.683            558,261
                                                       2006      1.510          1.738            494,374
                                                       2005      1.463          1.510            397,785





                     UGVA -- SEPARATE ACCOUNT CHARGES 1.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.429          1.429                 --
                                                       2005      1.417          1.429                 --

Smith Barney Aggressive Growth Subaccount Inc. (Class
  A) (10/96).........................................  2006      2.879          2.879                 --
                                                       2005      2.879          2.879                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.876          0.835                 --
                                                       2007      0.762          0.876            874,438
                                                       2006      0.754          0.762            973,798
                                                       2005      0.711          0.754            891,392

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.109          1.159                 --
                                                       2005      1.076          1.109         17,734,860

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.872          0.854                 --
                                                       2005      0.771          0.872            951,877

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.559          1.399          2,321,163
                                                       2010      1.416          1.559          3,630,589
                                                       2009      1.010          1.416          4,620,155
                                                       2008      1.664          1.010          5,024,251
                                                       2007      1.471          1.664          3,743,487
                                                       2006      1.240          1.471          2,396,988
                                                       2005      1.103          1.240          1,313,171

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.324          1.248          3,525,276
                                                       2010      1.132          1.324          5,380,572
                                                       2009      0.824          1.132          7,613,172
                                                       2008      1.494          0.824          7,658,297
                                                       2007      1.350          1.494          7,546,410
                                                       2006      1.243          1.350          6,913,220
                                                       2005      1.086          1.243          3,980,066

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.146          1.108          2,531,247
                                                       2010      1.044          1.146          3,555,473
                                                       2009      0.808          1.044          5,234,657
                                                       2008      1.319          0.808          5,388,048
                                                       2007      1.275          1.319          5,065,795
                                                       2006      1.123          1.275          4,794,228
                                                       2005      1.077          1.123          3,195,600

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.304          2.280                 --
                                                       2005      1.979          2.304         18,563,953

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.727          2.257                 --
                                                       2005      1.636          1.727          1,777,079

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.267          1.213                 --
                                                       2007      1.201          1.267          4,703,690
                                                       2006      1.046          1.201          5,754,950
                                                       2005      1.018          1.046          7,060,613

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.222          1.154                 --
                                                       2007      1.395          1.222          6,326,918
                                                       2006      1.364          1.395          8,789,537
                                                       2005      1.309          1.364         10,977,038

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.506          1.442          2,288,893
                                                       2010      1.308          1.506          3,691,336
                                                       2009      0.980          1.308          5,041,273
                                                       2008      1.736          0.980          5,597,265
                                                       2007      1.502          1.736          5,580,152
                                                       2006      1.368          1.502          5,290,311
                                                       2005      1.191          1.368          4,316,893

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.311          2.030          2,489,259
                                                       2010      1.825          2.311          3,738,499
                                                       2009      1.325          1.825          4,879,068
                                                       2008      2.228          1.325          5,537,872
                                                       2007      1.961          2.228          6,042,521
                                                       2006      1.771          1.961          5,940,396
                                                       2005      1.523          1.771          5,275,586

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2011      1.181          1.107            646,959
                                                       2010      0.939          1.181          1,159,134
                                                       2009      0.664          0.939          1,203,898
                                                       2008      1.172          0.664          1,191,033
                                                       2007      1.070          1.172          1,314,904
                                                       2006      0.999          1.070          1,245,900
                                                       2005      0.968          0.999          1,259,582

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.448          1.689                 --
                                                       2005      1.329          1.448            656,050

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.278          2.717            907,540
                                                       2010      2.830          3.278          1,352,281
                                                       2009      1.664          2.830          2,031,237
                                                       2008      3.572          1.664          2,084,019
                                                       2007      2.816          3.572          2,233,832
                                                       2006      2.232          2.816          2,063,801
                                                       2005      1.778          2.232          1,283,293

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.439          1.267          1,017,766
                                                       2010      1.348          1.439          1,728,098
                                                       2009      0.998          1.348          2,457,767
                                                       2008      1.700          0.998          2,721,326
                                                       2007      1.495          1.700          2,382,872
                                                       2006      1.249          1.495          2,297,478
                                                       2005      1.151          1.249          1,807,817

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.643          0.623          4,004,440
                                                       2010      0.520          0.643          5,664,772
                                                       2009      0.365          0.520          9,355,562
                                                       2008      0.660          0.365         10,087,618
                                                       2007      0.551          0.660         10,938,244
                                                       2006      0.493          0.551         12,474,519
                                                       2005      0.447          0.493         13,988,779

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.822          0.880                 --
                                                       2005      0.744          0.822          1,901,939

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.548          1.739                 --
                                                       2005      1.511          1.548            543,026

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2011      1.793          1.640            375,805
                                                       2010      1.457          1.793            596,636
                                                       2009      1.113          1.457            817,636
                                                       2008      1.763          1.113            946,655
                                                       2007      1.837          1.763          1,071,387
                                                       2006      1.674          1.837          1,136,472
                                                       2005      1.594          1.674          1,291,992

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      1.915          1.985          1,108,503
                                                       2010      1.744          1.915          1,593,590
                                                       2009      1.324          1.744          2,305,464
                                                       2008      1.746          1.324          2,546,218
                                                       2007      1.744          1.746          2,934,324
                                                       2006      1.718          1.744          3,442,527
                                                       2005      1.713          1.718          4,635,064

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.035          2.278                 --
                                                       2010      1.921          2.035          4,345,226
                                                       2009      1.491          1.921          5,791,136
                                                       2008      2.677          1.491          6,691,155
                                                       2007      2.660          2.677          8,580,420
                                                       2006      2.216          2.660         10,506,686
                                                       2005      2.080          2.216         11,556,208

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.092          1.142                 --
                                                       2006      0.985          1.092            257,336
                                                       2005      0.963          0.985            366,742

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.957          1.019                 --
                                                       2006      0.905          0.957          1,998,280
                                                       2005      0.864          0.905          2,534,642

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2011      1.038          1.047          5,496,881
                                                       2010      0.843          1.038          9,416,445
                                                       2009      0.636          0.843         13,572,402
                                                       2008      1.083          0.636         16,976,266
                                                       2007      1.083          1.083         21,494,932
                                                       2006      1.010          1.083         26,698,179
                                                       2005      0.919          1.010         32,284,111

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.413          1.429          3,420,221
                                                       2010      1.274          1.413          5,583,597
                                                       2009      1.059          1.274          7,677,015
                                                       2008      1.521          1.059          9,559,541
                                                       2007      1.424          1.521         10,834,100
                                                       2006      1.259          1.424         13,223,387
                                                       2005      1.225          1.259         15,966,366

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.222          1.299          1,050,595
                                                       2010      1.105          1.222          1,636,261
                                                       2009      0.913          1.105          2,171,739
                                                       2008      1.426          0.913          2,313,377
                                                       2007      1.418          1.426          2,974,206

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      0.865          0.800          1,584,515
                                                       2010      0.753          0.865          2,329,370
                                                       2009      0.591          0.753          3,427,943
                                                       2008      0.946          0.591          4,343,479
                                                       2007      0.996          0.946          5,306,512
                                                       2006      0.996          0.996                 --
                                                       2005      0.996          0.996                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.597          1.563            583,245
                                                       2010      1.476          1.597          1,241,462
                                                       2009      1.052          1.476          1,934,945
                                                       2008      1.703          1.052          2,265,637
                                                       2007      1.642          1.703          2,750,663
                                                       2006      1.593          1.642          3,624,798
                                                       2005      1.537          1.593          4,410,403

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.472          1.522          1,120,234
                                                       2010      1.365          1.472          1,970,174
                                                       2009      1.113          1.365          2,421,511
                                                       2008      1.755          1.113          3,019,330
                                                       2007      1.715          1.755          4,171,098
                                                       2006      1.472          1.715          5,565,457
                                                       2005      1.403          1.472          6,896,463

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.387          1.385            473,812
                                                       2010      1.125          1.387            619,786
                                                       2009      0.800          1.125            910,594
                                                       2008      1.369          0.800          1,049,622
                                                       2007      1.328          1.369          1,161,590

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.802          0.781                 --
                                                       2008      1.303          0.802          4,827,462
                                                       2007      1.261          1.303          5,348,274
                                                       2006      1.112          1.261          6,469,380
                                                       2005      1.082          1.112          7,573,568

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.271          1.252            317,697
                                                       2010      1.150          1.271            585,759
                                                       2009      0.951          1.150            806,914
                                                       2008      1.290          0.951            903,820
                                                       2007      1.181          1.290          1,194,548
                                                       2006      1.113          1.181          1,524,156
                                                       2005      1.082          1.113          1,999,728

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.993          0.982                 --
                                                       2010      0.923          0.993            160,298
                                                       2009      0.798          0.923            246,749
                                                       2008      1.028          0.798            224,610
                                                       2007      1.030          1.028            221,091
                                                       2006      1.004          1.030            229,231
                                                       2005      0.996          1.004            322,199

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2011      1.449          1.478                 --
                                                       2010      1.319          1.449            228,294
                                                       2009      1.122          1.319            344,115
                                                       2008      1.318          1.122            417,035
                                                       2007      1.312          1.318            492,601
                                                       2006      1.264          1.312            607,533
                                                       2005      1.251          1.264            724,864

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      1.915          1.919            541,879
                                                       2010      1.691          1.915          1,073,301
                                                       2009      1.104          1.691          1,408,435
                                                       2008      1.620          1.104          1,411,761
                                                       2007      1.645          1.620          1,693,627
                                                       2006      1.509          1.645          2,007,200
                                                       2005      1.476          1.509          2,108,663

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.186          1.180                 --
                                                       2009      1.202          1.186         20,789,255
                                                       2008      1.189          1.202         25,698,941
                                                       2007      1.150          1.189         23,746,080
                                                       2006      1.116          1.150         27,848,188
                                                       2005      1.102          1.116         31,824,576

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.266          1.351                 --
                                                       2006      1.138          1.266          1,416,753
                                                       2005      1.101          1.138          1,240,390

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.203          2.312                 --
                                                       2006      1.893          2.203          3,069,891
                                                       2005      1.847          1.893          3,614,900

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.384          1.424                 --
                                                       2006      1.248          1.384          3,933,394
                                                       2005      1.226          1.248          5,007,135

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.299          1.350                 --
                                                       2006      1.124          1.299          3,030,493
                                                       2005      1.105          1.124          3,330,405

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.367          1.507                 --
                                                       2006      1.236          1.367          1,539,893
                                                       2005      1.159          1.236          1,383,348

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.554          2.462                 --
                                                       2007      2.444          2.554          1,750,476
                                                       2006      2.565          2.444          2,126,925

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      2.058          2.081            553,829
                                                       2010      1.798          2.058            595,615
                                                       2009      1.238          1.798            751,479
                                                       2008      1.657          1.238            727,102
                                                       2007      1.636          1.657            809,970
                                                       2006      1.551          1.636            873,995

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.109          1.164                 --
                                                       2006      1.047          1.109          1,242,209

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.936          0.924            453,185
                                                       2010      0.844          0.936            682,964
                                                       2009      0.719          0.844            935,154
                                                       2008      1.163          0.719          1,036,612
                                                       2007      1.154          1.163          1,052,239

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.900          0.839          1,639,889
                                                       2010      0.785          0.900          2,287,070
                                                       2009      0.590          0.785          3,028,799
                                                       2008      1.025          0.590          2,894,871
                                                       2007      1.221          1.025          3,183,922
                                                       2006      1.003          1.221          3,905,358

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.649          1.397          1,914,695
                                                       2010      1.435          1.649          2,626,274
                                                       2009      0.937          1.435          3,344,044
                                                       2008      1.604          0.937          3,845,961
                                                       2007      1.643          1.604          4,825,986
                                                       2006      1.490          1.643          5,464,160

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.625          2.397          5,089,994
                                                       2010      2.430          2.625          6,764,459
                                                       2009      1.722          2.430          9,244,599
                                                       2008      3.007          1.722         10,841,868
                                                       2007      2.340          3.007         11,858,330
                                                       2006      2.280          2.340         15,179,427

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.551          2.384            680,005
                                                       2010      2.101          2.551          1,022,484
                                                       2009      1.555          2.101          1,403,029
                                                       2008      2.457          1.555          1,455,046

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.458          1.505            647,083
                                                       2010      1.308          1.458            537,902
                                                       2009      0.968          1.308            692,499
                                                       2008      1.204          0.968            580,196
                                                       2007      1.144          1.204            540,784
                                                       2006      1.091          1.144            353,367

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2011      1.260          1.195            919,362
                                                       2010      1.019          1.260          1,149,463
                                                       2009      0.817          1.019          1,643,653
                                                       2008      1.355          0.817          1,718,984
                                                       2007      1.491          1.355          1,706,830

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.754          0.717                 --
                                                       2008      1.334          0.754          6,218,100
                                                       2007      1.210          1.334          7,490,845
                                                       2006      1.224          1.210          9,190,734

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.280          1.878          3,263,379

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.008          0.863          2,375,094

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.699          1.727          3,475,444
                                                       2010      1.595          1.699          5,168,365
                                                       2009      1.430          1.595          6,012,210

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.518          1.427             82,418
                                                       2010      1.326          1.518            172,326
                                                       2009      1.086          1.326            223,699
                                                       2008      1.642          1.086            208,300
                                                       2007      1.587          1.642            210,377
                                                       2006      1.475          1.587            212,276

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.135          2.180            743,949
                                                       2010      1.932          2.135          1,079,908
                                                       2009      1.474          1.932          1,467,696
                                                       2008      1.676          1.474          1,616,705
                                                       2007      1.595          1.676          1,579,932
                                                       2006      1.539          1.595          1,679,403

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.928          0.877          6,250,485
                                                       2010      0.805          0.928          8,785,390
                                                       2009      0.690          0.805         11,794,236
                                                       2008      1.100          0.690         14,364,659
                                                       2007      1.077          1.100         17,761,155
                                                       2006      1.001          1.077         18,565,726

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2011      1.726          1.547          1,546,770
                                                       2010      1.461          1.726          2,467,558
                                                       2009      1.173          1.461          3,428,755
                                                       2008      1.696          1.173          4,019,529
                                                       2007      1.776          1.696          4,427,287
                                                       2006      1.739          1.776            726,415

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.463          1.420            629,308
                                                       2010      1.293          1.463            943,139
                                                       2009      1.036          1.293          1,213,461

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.308          1.348                 --
                                                       2006      1.273          1.308          3,125,142
                                                       2005      1.266          1.273          3,182,118

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.128          1.208                 --
                                                       2006      0.905          1.128          3,176,741
                                                       2005      0.801          0.905          2,670,171

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.121          1.169                 --
                                                       2006      1.011          1.121          2,719,840
                                                       2005      0.962          1.011          2,780,772

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.318          1.314                 --
                                                       2006      1.177          1.318          3,385,203
                                                       2005      1.114          1.177          3,525,701

Metropolitan Series Fund
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2011      1.542          1.633            619,426
                                                       2010      1.476          1.542          1,170,552
                                                       2009      1.425          1.476          1,649,045
                                                       2008      1.365          1.425          1,982,332
                                                       2007      1.346          1.365          2,195,682

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.650          0.620          4,107,997
                                                       2010      0.573          0.650          5,882,424
                                                       2009      0.390          0.573          8,574,314
                                                       2008      0.729          0.390         10,248,598
                                                       2007      0.615          0.729         11,521,344
                                                       2006      0.629          0.615         13,891,601

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.613          1.693          1,134,410
                                                       2010      1.511          1.613          1,430,338
                                                       2009      1.401          1.511          1,708,356
                                                       2008      1.473          1.401          1,926,108
                                                       2007      1.407          1.473          2,277,476
                                                       2006      1.353          1.407          2,821,508

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.488          1.335          4,271,633
                                                       2010      1.261          1.488          6,352,104
                                                       2009      1.000          1.261          8,635,069

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.169          1.151         10,700,969
                                                       2010      1.180          1.169         15,885,818

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.071          1.012          2,021,761
                                                       2010      0.971          1.071          2,662,758
                                                       2009      0.746          0.971          3,396,812
                                                       2008      1.208          0.746          4,124,178

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.933          0.974                 --
                                                       2008      1.716          0.933          5,414,777
                                                       2007      1.676          1.716          6,378,104
                                                       2006      1.653          1.676          8,061,123

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.688          1.559          1,019,260
                                                       2010      1.497          1.688          1,537,540
                                                       2009      1.249          1.497          2,087,504
                                                       2008      2.079          1.249          2,363,906
                                                       2007      2.027          2.079          3,034,380
                                                       2006      1.975          2.027          3,673,762

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.837          0.826            656,320
                                                       2010      0.763          0.837            792,659
                                                       2009      0.555          0.763            952,831
                                                       2008      0.837          0.555            919,191

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.933          1.012                 --
                                                       2010      0.819          0.933          3,129,304
                                                       2009      0.632          0.819          3,616,932
                                                       2008      1.077          0.632          2,941,550
                                                       2007      1.059          1.077          1,619,336
                                                       2006      1.000          1.059            259,608

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.177          1.197            956,509
                                                       2010      1.085          1.177          1,013,942
                                                       2009      0.914          1.085            829,618
                                                       2008      1.084          0.914            838,465
                                                       2007      1.042          1.084            702,513
                                                       2006      1.000          1.042            209,401

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.119          1.114          1,547,849
                                                       2010      1.018          1.119          1,711,841
                                                       2009      0.836          1.018          1,447,510
                                                       2008      1.082          0.836          1,360,479
                                                       2007      1.048          1.082            747,274
                                                       2006      1.000          1.048            305,946

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.058          1.028          3,503,957
                                                       2010      0.949          1.058          3,427,593
                                                       2009      0.761          0.949          4,789,618
                                                       2008      1.083          0.761          4,293,313
                                                       2007      1.053          1.083          2,688,290
                                                       2006      1.000          1.053          1,022,753

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.994          0.943          3,920,004
                                                       2010      0.880          0.994          4,875,116
                                                       2009      0.692          0.880          5,514,743
                                                       2008      1.083          0.692          5,149,948
                                                       2007      1.058          1.083          4,096,531
                                                       2006      1.000          1.058          1,799,899

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2011      1.030          1.033          6,224,466
                                                       2010      0.910          1.030          9,123,387
                                                       2009      0.732          0.910          5,154,331
                                                       2008      1.181          0.732          1,634,980
                                                       2007      1.191          1.181          1,935,857

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.111          2.126          4,024,032
                                                       2010      1.951          2.111          5,718,141
                                                       2009      1.673          1.951          7,462,919
                                                       2008      2.186          1.673          8,794,148
                                                       2007      2.130          2.186         10,568,624
                                                       2006      1.992          2.130         12,522,537

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.294          1.286          1,221,762
                                                       2010      1.179          1.294          1,590,982
                                                       2009      0.991          1.179          1,980,595
                                                       2008      1.490          0.991          1,851,808
                                                       2007      1.406          1.490          1,614,190
                                                       2006      1.271          1.406          1,033,204

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2011      0.918          0.791            676,400
                                                       2010      0.861          0.918          1,160,937
                                                       2009      0.679          0.861          1,884,111
                                                       2008      1.191          0.679          2,050,394
                                                       2007      1.220          1.191          2,427,902

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2011      1.326          1.253            694,038
                                                       2010      1.061          1.326          1,280,754
                                                       2009      0.854          1.061          2,068,058
                                                       2008      1.304          0.854          2,315,257
                                                       2007      1.343          1.304          2,577,412

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.065          1.035          1,430,167
                                                       2010      0.926          1.065          1,912,226
                                                       2009      0.657          0.926          2,183,257
                                                       2008      1.150          0.657          2,258,484
                                                       2007      1.070          1.150          2,447,922
                                                       2006      0.998          1.070          2,705,886

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.378          1.377          3,053,753
                                                       2010      1.038          1.378          3,823,199
                                                       2009      0.760          1.038          4,472,547
                                                       2008      1.156          0.760          5,374,928

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.480          1.500             87,831

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.174          1.222          1,760,471
                                                       2010      1.124          1.174          2,769,958
                                                       2009      1.092          1.124          3,332,593
                                                       2008      1.111          1.092          4,168,442
                                                       2007      1.079          1.111          4,542,557
                                                       2006      1.042          1.079          5,280,065

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.118          1.182                 --
                                                       2005      1.073          1.118            648,860

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.380          1.426                 --
                                                       2008      1.337          1.380          6,162,324
                                                       2007      1.248          1.337          5,140,662
                                                       2006      1.220          1.248          5,870,103
                                                       2005      1.209          1.220          5,904,054

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.956          2.089                 --
                                                       2006      1.693          1.956          3,920,654
                                                       2005      1.605          1.693          3,969,603

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.149          1.224                 --
                                                       2005      1.073          1.149         12,161,921

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.023          1.091                 --
                                                       2005      1.035          1.023             95,656

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.348          2.565                 --
                                                       2005      2.120          2.348          2,488,257

  Travelers Equity Income Subaccount (10/96).........  2006      1.879          1.975                 --
                                                       2005      1.826          1.879          3,967,894

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.513          1.551                 --
                                                       2005      1.497          1.513            947,377

  Travelers Large Cap Subaccount (9/96)..............  2006      1.603          1.653                 --
                                                       2005      1.497          1.603          5,659,374

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      0.986          1.047                 --
                                                       2005      0.893          0.986          1,240,345

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.595          0.629                 --
                                                       2005      0.586          0.595         17,380,444

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.929          1.992                 --
                                                       2005      1.902          1.929         13,700,725

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.176          1.271                 --
                                                       2005      1.121          1.176            447,743

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.296          1.490                 --
                                                       2005      1.202          1.296          6,053,891

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.390          1.475                 --
                                                       2005      1.331          1.390            197,581

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.523          1.539                 --
                                                       2005      1.492          1.523          1,386,236

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.365          1.353                 --
                                                       2005      1.364          1.365          3,374,701

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.590          1.660                 --
                                                       2005      1.582          1.590          5,030,438

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.081          1.042                 --
                                                       2005      1.052          1.081          7,031,317

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.032          1.002                 --
                                                       2008      1.632          1.032          1,426,592
                                                       2007      1.697          1.632          1,340,137
                                                       2006      1.484          1.697          1,186,033
                                                       2005      1.447          1.484          1,039,939





---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each Funding Option name reflects the date money first came into the Funding Option through the Separate Account.

Funding Options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield
Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio -- Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund-BlackRock Aggressive Growth Portfolio -- Class D and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund-BlackRock Bond Income Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund-FI Large Cap Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund-FI Large Cap Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund-FI Value Leaders
Portfolio -- Class D and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund-MFS(R) Total Return
Portfolio -- Class F and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund-Western Asset Manager U.S. Government Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06 Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio -- Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund -- Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio -- Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio -- Class B was replaced by Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio -- Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio -- Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio -- Class A and is no longer available as a Funding Option.


Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.


Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund-Davis Venture Value Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a Funding Option.


Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.


Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/2009, Metropolitan Series Fund-FI Large Cap Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund-BlackRock Money Market Portfolio -- Class E and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio -- Class E and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Metropolitan Series Fund-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund-BlackRock Bond Income Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund-FI Large Cap Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund-FI Large Cap Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund-FI Value Leaders Portfolio-Class D and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund-MFS(R) Total Return Portfolio-Class F and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06 Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a Funding Option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund-Davis Venture Value Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund-MFS(R) Value Portfolio.



Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Metropolitan Series Fund-FI Large Cap Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund-BlackRock Money Market Portfolio -- Class E and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Templeton Growth Fund, Inc. -- Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio -- Class E and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Metropolitan Series Fund-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a Funding Option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS


Some of the Underlying Funds listed below were subject to a merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.





UNDERLYING FUND NAME CHANGE





                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND                       METROPOLITAN SERIES FUND
  Morgan Stanley EAFE(R) Index Portfolio-        MSCI EAFE(R) Index Portfolio-Class A
     Class A

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES

        SERIES FUND/TRUST                 PORTFOLIO/SERIES                   MARKETING NAME
--------------------------------  --------------------------------  --------------------------------
American Funds Insurance            Global Growth Fund                American Funds Global Growth
  Series(R)                                                              Fund
American Funds Insurance            Growth-Income Fund                American Funds Growth-Income
  Series(R)                                                              Fund
American Funds Insurance            Growth Fund                       American Funds Growth Fund
  Series(R)
Janus Aspen Series                  Enterprise Portfolio              Janus Aspen Series Enterprise
                                                                         Portfolio
Fidelity(R) Variable Insurance      Contrafund(R) Portfolio           Fidelity VIP Contrafund(R)
  Products                                                               Portfolio
Fidelity(R) Variable Insurance      Mid Cap Portfolio                 Fidelity VIP Mid Cap
  Products                                                               Portfolio



                    ANNUITY CONTRACT LEGAL AND MARKETING NAME

        ANNUITY CONTRACT                                                     MARKETING NAME
--------------------------------                                    --------------------------------
Registered Fixed Account Option                                     Fixed Account


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                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company


          Services


          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield

          ERISA

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.

Name: -------------------------------------------------

Address: ----------------------------------------------

Form SAI Book 94

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                                   APPENDIX E

--------------------------------------------------------------------------------

                                 COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.


          NONE

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX F

--------------------------------------------------------------------------------



                                PREMIUM TAX TABLE



If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.




                                                 401(K)
                                                 KEOGH      403(B)     403(A)     457(B)      IRA     NON-QUALIFIED
                                               CONTRACTS  CONTRACTS  CONTRACTS  CONTRACTS  CONTRACTS    CONTRACTS
                                               ---------  ---------  ---------  ---------  ---------  -------------

California...................................     0.5%       0.5%       0.5%      2.35%       0.5%        2.35%
Florida(1)...................................     1.0%       1.0%       1.0%       1.0%       1.0%         1.0%
Maine........................................       --         --         --       2.0%         --         2.0%
Nevada.......................................       --         --         --       3.5%         --         3.5%
Puerto Rico(2)...............................     1.0%       1.0%       1.0%       1.0%       1.0%         1.0%
South Dakota(3)..............................       --         --         --      1.25%         --        1.25%
West Virginia................................     1.0%       1.0%       1.0%       1.0%       1.0%         1.0%
Wyoming......................................       --         --         --       1.0%         --         1.0%




---------



1 Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.


2 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.


3 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

                   UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT

                         METLIFE RETIREMENT PERSPECTIVES

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                 APRIL 30, 2012


                                       FOR

            METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April 30, 2012. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and Services, 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").

                                TABLE OF CONTENTS



                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     4

CALCULATION OF MONEY MARKET YIELD.......................................     4

ERISA...................................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     6

CONDENSED FINANCIAL INFORMATION -- MRP..................................     7

CONDENSED FINANCIAL INFORMATION -- UGVA.................................    44

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and has continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers in over 50 countries. Through its subsidiaries and affiliates, MetLife, Inc. holds leading positions in the United States, Japan, Latin America, Asia Pacific, Europe and the Middle East. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste 200, West Des Moines, IA 50266.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS




                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2011............................             $39,198,439                           $0

2010............................             $41,407,559                           $0

2009............................             $29,632,358                           $0






The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2011 ranged from $217,264 to $578,961*. The amount of commissions paid to selected broker-dealer firms during 2011 ranged from $4,095 to $4,381,547. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2011 ranged from $583,056 to $4,598,811*.



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company and MetLife Investors Insurance Company.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2011 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



Tower Square Securities, Inc.
Walnut Street Securities, Inc.



There are other broker-dealer firms who receive compensation for servicing Our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS


FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. eastern time on each business day, unless We need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.



THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the Valuation Period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:


        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and


        (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.



The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period.



ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the Valuation Period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.



ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD


From time to time, We may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.


On a Contract-specific basis, current yield will be calculated according to the following formula:

           Current Yield = ((NCF -- ES) / UV) x (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

           Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                                      ERISA


If the Plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and the Participant is married, the income payments, withdrawal provisions, and methods of payment of the death benefit under the Contract may be subject to the spouse's rights as described below.



Generally, the spouse must give qualified consent whenever the Participant elects to:



     a) choose income payments other than on a qualified joint and survivor Annuity basis ("QJSA") (one under which We make payments to the Participant during the Participant's lifetime and then make payments reduced by no more than 50% to the spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor Annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a Participant who dies with a vested interest in an accrued retirement benefit under the Plan before payment of the benefit has begun);



     b) make certain withdrawals under Plans for which a qualified consent is required;



     c)   name someone other than the spouse as the Participant's Beneficiary;



     d) use the Participant's accrued benefit as security for a loan exceeding $5,000.



Generally, there is no limit to the number of Participant elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by the spouse, witnessed by a notary public or Plan representative, and that it be in a form satisfactory to Us. The waiver of a QJSA generally must be executed during the 180-day period (90-day period for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If the Participant dies before benefits commence, the surviving spouse will be the Beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by the spouse, witnessed by a notary public or Plan representative and in a form satisfactory to Us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the Plan year in which the Participant attains age 35. The waiver period for the QPSA ends on the date of the Participant's death.



If the present value of the Participant's benefit is worth $5,000 or less, the Plan generally may provide for distribution of the Participant's entire interest in a lump sum without spousal consent.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account QPN for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                     CONDENSED FINANCIAL INFORMATION -- MRP

--------------------------------------------------------------------------------




The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of Separate Account charges. The Accumulation Unit Value information for the minimum Separate Account charge and the maximum Separate Account charge are contained in the prospectus.


                      MRP -- SEPARATE ACCOUNT CHARGES 1.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.902          0.862              2,182
                                                       2007      0.782          0.902          1,503,525
                                                       2006      0.770          0.782          1,443,428
                                                       2005      0.723          0.770          1,494,335

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.117          1.170                 --
                                                       2005      1.079          1.117         15,298,337

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.891          0.876                 --
                                                       2005      0.784          0.891            701,232

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.606          1.448          3,656,050
                                                       2010      1.453          1.606          4,464,598
                                                       2009      1.032          1.453          5,164,957
                                                       2008      1.692          1.032          5,926,702
                                                       2007      1.489          1.692          5,708,724
                                                       2006      1.249          1.489          2,667,548
                                                       2005      1.107          1.249          1,714,430

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.364          1.292          4,605,098
                                                       2010      1.161          1.364          7,689,904
                                                       2009      0.842          1.161          8,712,716
                                                       2008      1.519          0.842          9,688,531
                                                       2007      1.366          1.519         10,098,560
                                                       2006      1.252          1.366          7,543,055
                                                       2005      1.089          1.252          4,593,446

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.181          1.147          3,290,975
                                                       2010      1.071          1.181          3,555,819
                                                       2009      0.825          1.071          4,623,755
                                                       2008      1.341          0.825          5,590,487
                                                       2007      1.290          1.341          6,165,298
                                                       2006      1.132          1.290          3,736,086
                                                       2005      1.081          1.132          2,637,066

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.403          2.382                 --
                                                       2005      2.055          2.403         12,688,088

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.748          2.294                 --
                                                       2005      1.648          1.748          2,024,577

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.322          1.268                 --
                                                       2007      1.247          1.322          3,903,634
                                                       2006      1.082          1.247          5,208,101
                                                       2005      1.048          1.082          7,266,079

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.275          1.206              1,724
                                                       2007      1.449          1.275          5,485,820
                                                       2006      1.411          1.449          7,460,825
                                                       2005      1.348          1.411          9,756,914

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.572          1.513          3,245,595
                                                       2010      1.359          1.572          5,389,103
                                                       2009      1.014          1.359          5,957,459
                                                       2008      1.788          1.014          7,069,567
                                                       2007      1.540          1.788          8,003,191
                                                       2006      1.397          1.540          6,736,843
                                                       2005      1.210          1.397          4,874,481

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.414          2.130          3,332,475
                                                       2010      1.897          2.414          3,882,259
                                                       2009      1.372          1.897          4,500,569
                                                       2008      2.296          1.372          5,661,893
                                                       2007      2.012          2.296          7,748,215
                                                       2006      1.809          2.012          6,772,810
                                                       2005      1.549          1.809          6,508,859

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2011      1.233          1.161            339,231
                                                       2010      0.976          1.233            669,464
                                                       2009      0.687          0.976            804,292
                                                       2008      1.208          0.687            953,876
                                                       2007      1.097          1.208          1,172,523
                                                       2006      1.020          1.097          1,140,640
                                                       2005      0.984          1.020          1,308,829

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.465          1.717                 --
                                                       2005      1.339          1.465          1,251,284

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.393          2.825          1,001,987
                                                       2010      2.916          3.393          2,054,906
                                                       2009      1.707          2.916          2,127,666
                                                       2008      3.648          1.707          2,032,859
                                                       2007      2.863          3.648          2,526,721
                                                       2006      2.258          2.863          1,683,191
                                                       2005      1.791          2.258          1,023,100

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.483          1.312          1,474,874
                                                       2010      1.383          1.483          1,913,194
                                                       2009      1.020          1.383          2,327,513
                                                       2008      1.728          1.020          2,521,627
                                                       2007      1.513          1.728          2,618,280
                                                       2006      1.259          1.513          1,844,385
                                                       2005      1.154          1.259          1,768,543

High Yield Bond Trust
  High Yield Bond Trust (5/05).......................  2006      1.027          1.052                 --
                                                       2005      1.000          1.027             33,163

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.674          0.656          3,184,224
                                                       2010      0.543          0.674          6,186,906
                                                       2009      0.380          0.543          6,467,241
                                                       2008      0.684          0.380          6,751,820
                                                       2007      0.568          0.684          7,200,768
                                                       2006      0.506          0.568          6,295,786
                                                       2005      0.457          0.506          7,806,415

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.134          1.152                 --
                                                       2009      0.912          1.134            837,861
                                                       2008      1.298          0.912          1,067,249
                                                       2007      1.078          1.298          1,412,616
                                                       2006      1.025          1.078          1,382,114
                                                       2005      0.922          1.025          1,430,512

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      0.529          0.567                 --
                                                       2010      0.430          0.529          2,908,720
                                                       2009      0.277          0.430          3,086,828
                                                       2008      0.499          0.277          2,571,027
                                                       2007      0.415          0.499          2,439,721
                                                       2006      0.389          0.415          3,000,313
                                                       2005      0.352          0.389          2,806,974

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.843          0.904                 --
                                                       2005      0.760          0.843          1,618,158

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.567          1.766                 --
                                                       2005      1.522          1.567            857,129

Legg Mason Partners Equity Trust
  LMPET S&P 500 Index Subaccount (Class A) (6/98)....  2010      1.015          1.081                 --
                                                       2009      0.814          1.015          5,974,809
                                                       2008      1.315          0.814          7,617,918
                                                       2007      1.266          1.315          8,534,966
                                                       2006      1.110          1.266         11,065,836
                                                       2005      1.077          1.110         13,252,168

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      2.043          2.126            886,973
                                                       2010      1.851          2.043          1,059,420
                                                       2009      1.400          1.851          1,375,250
                                                       2008      1.837          1.400          1,751,573
                                                       2007      1.827          1.837          2,371,177
                                                       2006      1.792          1.827          2,706,370
                                                       2005      1.778          1.792          3,809,655

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.171          2.433                 --
                                                       2010      2.040          2.171          3,389,690
                                                       2009      1.576          2.040          4,189,668
                                                       2008      2.817          1.576          5,762,571
                                                       2007      2.786          2.817          9,119,792
                                                       2006      2.312          2.786         11,246,449
                                                       2005      2.160          2.312         12,503,502

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2011      1.089          1.104          2,392,116
                                                       2010      0.880          1.089          3,800,103
                                                       2009      0.661          0.880          4,868,998
                                                       2008      1.121          0.661          5,847,739
                                                       2007      1.116          1.121          9,571,588
                                                       2006      1.036          1.116         10,680,762
                                                       2005      0.938          1.036         14,743,073

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.495          1.517          1,841,439
                                                       2010      1.341          1.495          2,637,773
                                                       2009      1.110          1.341          3,279,853
                                                       2008      1.587          1.110          4,004,988
                                                       2007      1.479          1.587          5,012,343
                                                       2006      1.302          1.479          6,270,442
                                                       2005      1.261          1.302          6,769,000

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.291          1.379            543,168
                                                       2010      1.162          1.291          1,453,132
                                                       2009      0.956          1.162          1,560,435
                                                       2008      1.486          0.956          1,781,670
                                                       2007      1.474          1.486          2,323,888

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      0.892          0.828            788,939
                                                       2010      0.773          0.892          1,228,519
                                                       2009      0.604          0.773          1,457,610
                                                       2008      0.963          0.604          2,195,345
                                                       2007      1.001          0.963          3,295,152

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.687          1.658            486,854
                                                       2010      1.552          1.687            583,181
                                                       2009      1.102          1.552          1,050,799
                                                       2008      1.775          1.102          1,404,036
                                                       2007      1.704          1.775          1,621,923
                                                       2006      1.646          1.704          2,508,461
                                                       2005      1.581          1.646          3,665,017

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.555          1.615          1,154,218
                                                       2010      1.436          1.555          1,729,972
                                                       2009      1.165          1.436          1,806,079
                                                       2008      1.829          1.165          2,645,625
                                                       2007      1.779          1.829          4,381,798
                                                       2006      1.520          1.779          5,995,012
                                                       2005      1.442          1.520          7,022,960

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.449          1.453            510,928
                                                       2010      1.169          1.449            991,445
                                                       2009      0.828          1.169          1,007,856
                                                       2008      1.411          0.828            972,163
                                                       2007      1.365          1.411          1,052,691

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.819          0.799                 --
                                                       2008      1.325          0.819          3,241,812
                                                       2007      1.276          1.325          4,248,081
                                                       2006      1.120          1.276          3,789,577
                                                       2005      1.086          1.120          4,272,521

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.310          1.296            116,621
                                                       2010      1.180          1.310            350,353
                                                       2009      0.971          1.180            439,706
                                                       2008      1.311          0.971            415,958
                                                       2007      1.195          1.311            614,725
                                                       2006      1.121          1.195            637,685
                                                       2005      1.086          1.121            732,770

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.026          1.016                 --
                                                       2010      0.950          1.026            308,498
                                                       2009      0.817          0.950            508,568
                                                       2008      1.048          0.817             72,829
                                                       2007      1.045          1.048            139,240
                                                       2006      1.014          1.045            193,527
                                                       2005      1.001          1.014            219,777

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      2.025          2.039            606,590
                                                       2010      1.781          2.025            830,387
                                                       2009      1.157          1.781          1,105,576
                                                       2008      1.690          1.157          1,425,536
                                                       2007      1.709          1.690          1,887,429
                                                       2006      1.561          1.709          2,428,335
                                                       2005      1.520          1.561          2,995,011

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.249          1.245                  0
                                                       2009      1.260          1.249         19,541,254
                                                       2008      1.241          1.260         24,591,507
                                                       2007      1.195          1.241         26,382,929
                                                       2006      1.154          1.195         26,923,269
                                                       2005      1.135          1.154         24,875,204

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.298          1.388               (161)
                                                       2006      1.162          1.298          1,181,045
                                                       2005      1.119          1.162          1,493,870

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.287          2.404                 --
                                                       2006      1.957          2.287          1,472,245
                                                       2005      1.900          1.957          1,800,138

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.436          1.480                 --
                                                       2006      1.289          1.436          2,831,577
                                                       2005      1.261          1.289          3,777,557

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.315          1.369                 --
                                                       2006      1.133          1.315          2,342,701
                                                       2005      1.109          1.133          2,199,998

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.383          1.527               (293)
                                                       2006      1.245          1.383          1,228,755
                                                       2005      1.163          1.245          1,295,656

Managed Assets Trust
  Managed Assets Trust (7/05)........................  2006      1.020          1.054                 --
                                                       2005      1.000          1.020                687

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.663          2.571              5,183
                                                       2007      2.538          2.663          1,262,892
                                                       2006      2.655          2.538          1,381,892

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      2.193          2.227            940,117
                                                       2010      1.907          2.193            925,830
                                                       2009      1.308          1.907            984,515
                                                       2008      1.742          1.308            953,558
                                                       2007      1.713          1.742          1,196,203
                                                       2006      1.619          1.713            988,993

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.211                 --
                                                       2006      1.084          1.153            831,435

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.990          0.982            471,998
                                                       2010      0.889          0.990            539,169
                                                       2009      0.753          0.889            639,851
                                                       2008      1.214          0.753            904,663
                                                       2007      1.201          1.214          1,203,998

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.919          0.861          1,788,081
                                                       2010      0.798          0.919          2,457,859
                                                       2009      0.597          0.798          2,827,791
                                                       2008      1.033          0.597          3,202,628
                                                       2007      1.225          1.033          3,939,475
                                                       2006      1.003          1.225          4,706,929

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.359          1.209            408,923
                                                       2010      1.149          1.359            318,040
                                                       2009      0.900          1.149            327,890
                                                       2008      1.216          0.900            399,966
                                                       2007      1.241          1.216            861,420
                                                       2006      1.160          1.241             35,587

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      0.999          0.967          1,010,988
                                                       2010      0.900          0.999            415,291
                                                       2009      0.703          0.900            375,591
                                                       2008      1.001          0.703             50,184

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.950          0.896            475,258
                                                       2010      0.846          0.950            210,675
                                                       2009      0.638          0.846            257,960
                                                       2008      1.000          0.638             57,388

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.024          1.015            636,103
                                                       2010      0.941          1.024            410,704
                                                       2009      0.771          0.941            241,978
                                                       2008      1.002          0.771            115,765

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.759          1.497          1,935,750
                                                       2010      1.523          1.759          3,409,365
                                                       2009      0.990          1.523          3,743,449
                                                       2008      1.688          0.990          4,124,344
                                                       2007      1.720          1.688          4,864,168
                                                       2006      1.555          1.720          4,180,330

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.291          1.266            530,388
                                                       2010      1.031          1.291            597,100
                                                       2009      0.776          1.031            537,807
                                                       2008      1.278          0.776            572,736
                                                       2007      1.159          1.278            752,367
                                                       2006      1.164          1.159             78,150

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.801          2.568          2,557,916
                                                       2010      2.580          2.801          3,616,170
                                                       2009      1.821          2.580          5,044,056
                                                       2008      3.164          1.821          6,087,922
                                                       2007      2.451          3.164          8,142,645
                                                       2006      2.382          2.451         10,038,525

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      2.696          2.531            330,616
                                                       2010      2.211          2.696            481,117
                                                       2009      1.629          2.211            714,944
                                                       2008      1.151          1.629            961,663
                                                       2007      1.295          1.151            255,642

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.782          0.800            198,756
                                                       2010      0.639          0.782             47,068
                                                       2009      0.485          0.639             14,697
                                                       2008      0.769          0.485             12,293

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.871          0.863                 --
                                                       2008      1.177          0.871            670,874
                                                       2007      1.119          1.177            424,637
                                                       2006      1.054          1.119              4,578

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.680          0.724                 --
                                                       2010      0.640          0.680            118,625
                                                       2009      0.469          0.640            151,877
                                                       2008      0.896          0.469             36,774

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.502          1.558            555,873
                                                       2010      1.341          1.502            670,941
                                                       2009      0.989          1.341            955,071
                                                       2008      1.224          0.989            699,518
                                                       2007      1.158          1.224            857,060
                                                       2006      1.101          1.158            195,662

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.298          1.237          1,005,744
                                                       2010      1.045          1.298          1,328,926
                                                       2009      0.835          1.045          1,372,909
                                                       2008      1.378          0.835          1,479,606
                                                       2007      1.511          1.378          1,909,551

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.770          0.733                 --
                                                       2008      1.356          0.770          4,339,202
                                                       2007      1.224          1.356          5,845,070
                                                       2006      1.235          1.224          7,561,799

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.436          2.012          2,653,478

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.031          0.885          1,530,611

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/08)...................................  2011      1.294          1.045            286,729
                                                       2010      1.054          1.294            163,928
                                                       2009      0.630          1.054            193,655
                                                       2008      1.367          0.630             16,258

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2011      1.502          1.327            200,654
                                                       2010      1.362          1.502            237,542
                                                       2009      1.047          1.362            100,170
                                                       2008      1.788          1.047             55,729

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.891          0.874            123,687

  Metropolitan Series Fund, Inc. ....................  2010      0.821          0.891            124,996
                                                       2009      0.576          0.821            139,112
                                                       2008      1.025          0.576             13,503

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)*..................................  2011      1.241          1.369          1,370,208
                                                       2010      1.161          1.241          1,588,001
                                                       2009      0.991          1.161          1,286,961
                                                       2008      1.073          0.991            970,924
                                                       2007      1.009          1.073            338,507

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.775          1.812          3,693,847
                                                       2010      1.658          1.775          5,427,232
                                                       2009      1.483          1.658          5,574,747

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.571          1.484             59,147
                                                       2010      1.366          1.571             74,109
                                                       2009      1.114          1.366            111,276
                                                       2008      1.677          1.114            137,926
                                                       2007      1.614          1.677            178,851
                                                       2006      1.495          1.614            121,515

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.184          1.309                 --
                                                       2006      1.120          1.184             12,708

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.277          2.335          1,141,922
                                                       2010      2.051          2.277          1,426,282
                                                       2009      1.558          2.051          1,606,459
                                                       2008      1.763          1.558          1,693,272
                                                       2007      1.671          1.763          2,262,701
                                                       2006      1.607          1.671          1,369,134

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      0.565          0.458            631,748

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.947          0.900          4,267,192
                                                       2010      0.818          0.947          5,345,025
                                                       2009      0.698          0.818          6,927,629
                                                       2008      1.108          0.698         10,502,118
                                                       2007      1.080          1.108         15,690,603
                                                       2006      1.001          1.080         18,643,854

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.786          1.609          1,920,819
                                                       2010      1.505          1.786          2,740,210
                                                       2009      1.203          1.505          3,339,945
                                                       2008      1.732          1.203          5,076,480
                                                       2007      1.805          1.732          7,544,941
                                                       2006      1.766          1.805          1,474,689

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.515          1.477            210,954
                                                       2010      1.332          1.515            473,113
                                                       2009      1.064          1.332            579,177

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.679          0.651          2,205,238
                                                       2010      0.596          0.679          3,167,759
                                                       2009      0.403          0.596          3,885,103
                                                       2008      0.751          0.403          4,629,854
                                                       2007      0.630          0.751          6,436,416
                                                       2006      0.643          0.630          7,104,942

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.713          1.807          1,280,266
                                                       2010      1.598          1.713          1,603,660
                                                       2009      1.475          1.598          1,817,601
                                                       2008      1.544          1.475          2,419,551
                                                       2007      1.468          1.544          2,405,635
                                                       2006      1.408          1.468          3,037,070

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.107          1.137            534,791
                                                       2010      1.020          1.107            629,714
                                                       2009      0.876          1.020            618,990

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.138          1.149            188,768
                                                       2010      1.056          1.138            208,460
                                                       2009      0.961          1.056            102,507
                                                       2008      1.405          0.961              5,933

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.587          1.430          3,480,755
                                                       2010      1.338          1.587          4,579,103
                                                       2009      1.059          1.338          6,181,379

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.100          2.187                 --
                                                       2008      3.238          2.100              7,705

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.236          1.223         12,521,056
                                                       2010      1.245          1.236         18,282,020

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.133          1.076          1,916,059
                                                       2010      1.022          1.133          2,554,800
                                                       2009      0.783          1.022          2,944,741
                                                       2008      1.263          0.783          3,101,698

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.986          1.031                 (0)
                                                       2008      1.806          0.986          3,787,020
                                                       2007      1.756          1.806          4,748,113
                                                       2006      1.726          1.756          6,408,879

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.800          1.670          1,090,482
                                                       2010      1.589          1.800          1,348,345
                                                       2009      1.319          1.589          1,784,965
                                                       2008      2.186          1.319          2,204,663
                                                       2007      2.122          2.186          3,377,203
                                                       2006      2.061          2.122          3,556,365

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.874          0.867            433,995
                                                       2010      0.793          0.874            707,871
                                                       2009      0.574          0.793            773,302
                                                       2008      0.864          0.574          1,009,019

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.953          1.035                 --
                                                       2010      0.832          0.953          4,460,540
                                                       2009      0.640          0.832          4,912,450
                                                       2008      1.086          0.640          3,753,083
                                                       2007      1.062          1.086          3,193,404
                                                       2006      1.000          1.062            717,761

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.202          1.228          1,170,226
                                                       2010      1.104          1.202          1,552,389
                                                       2009      0.925          1.104          1,622,969
                                                       2008      1.092          0.925          1,851,736
                                                       2007      1.046          1.092          1,448,971
                                                       2006      1.000          1.046            557,018

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.142          1.142          1,750,260
                                                       2010      1.035          1.142          3,000,673
                                                       2009      0.846          1.035          3,593,769
                                                       2008      1.090          0.846          3,233,682
                                                       2007      1.051          1.090          3,588,959
                                                       2006      1.000          1.051          1,877,045

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.080          1.054          6,488,617
                                                       2010      0.965          1.080         22,036,766
                                                       2009      0.770          0.965         18,468,604
                                                       2008      1.091          0.770         18,110,456
                                                       2007      1.056          1.091         14,368,354
                                                       2006      1.000          1.056          5,163,720

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      1.015          0.967          8,136,627
                                                       2010      0.895          1.015         12,261,448
                                                       2009      0.700          0.895         14,692,267
                                                       2008      1.091          0.700         14,151,248
                                                       2007      1.061          1.091         13,766,778
                                                       2006      1.000          1.061          4,658,671

  MSF MetLife Stock Index Subaccount (Class A)
  (5/09)*............................................  2011      1.075          1.083          4,004,337
                                                       2010      0.946          1.075          8,413,560
                                                       2009      0.764          0.946            808,781

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.252          2.278          3,692,734
                                                       2010      2.072          2.252          4,326,165
                                                       2009      1.769          2.072          5,263,607
                                                       2008      2.301          1.769          7,180,564
                                                       2007      2.232          2.301          9,869,681
                                                       2006      2.081          2.232         11,128,107

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.334          1.331          1,499,130
                                                       2010      1.210          1.334          3,028,394
                                                       2009      1.012          1.210          3,206,070
                                                       2008      1.515          1.012          3,018,096
                                                       2007      1.423          1.515          2,727,955
                                                       2006      1.283          1.423          1,082,824

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08).............................................  2011      1.961          1.778            200,389
                                                       2010      1.710          1.961            100,311
                                                       2009      1.236          1.710             89,550
                                                       2008      1.991          1.236              6,825

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.087          1.062          1,249,029
                                                       2010      0.941          1.087          1,418,220
                                                       2009      0.665          0.941          1,790,753
                                                       2008      1.159          0.665          1,947,136
                                                       2007      1.073          1.159          2,302,019
                                                       2006      0.998          1.073          1,923,412

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.458          1.463          2,470,333
                                                       2010      1.094          1.458          2,722,565
                                                       2009      0.797          1.094          3,060,627
                                                       2008      1.209          0.797          3,766,280

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.122          1.167                  0
                                                       2006      1.052          1.122             96,977

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.210          1.265          2,174,496
                                                       2010      1.153          1.210          3,646,304
                                                       2009      1.116          1.153          3,693,189
                                                       2008      1.130          1.116          4,896,990
                                                       2007      1.092          1.130          5,359,848
                                                       2006      1.052          1.092          5,320,819

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.126          1.192                 --
                                                       2005      1.076          1.126            941,212

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/05)......................................  2007      0.984          1.005                 --
                                                       2006      0.987          0.984             68,148
                                                       2005      1.000          0.987             18,203

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.428          1.479                 --
                                                       2008      1.378          1.428          6,221,183
                                                       2007      1.280          1.378          6,120,125
                                                       2006      1.246          1.280          6,316,256
                                                       2005      1.229          1.246          6,621,264

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.006          2.146               (104)
                                                       2006      1.729          2.006          5,892,809
                                                       2005      1.632          1.729          6,121,699

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.158          1.235                 --
                                                       2005      1.076          1.158          9,062,661

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.031          1.101                 --
                                                       2005      1.038          1.031             71,636

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.427          2.655                 --
                                                       2005      2.181          2.427          1,519,196

  Travelers Equity Income Subaccount (10/96).........  2006      1.958          2.061                 --
                                                       2005      1.894          1.958          3,968,226

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.576          1.619                 --
                                                       2005      1.553          1.576          1,046,954

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (9/96)..............  2006      1.672          1.726                 --
                                                       2005      1.554          1.672          4,511,968

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.055          1.124                 --
                                                       2005      1.000          1.055             49,605

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.021          1.027                 --
                                                       2005      1.000          1.021                462

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.047          1.086                 --
                                                       2005      1.000          1.047            860,019

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.069          1.117                 --
                                                       2005      1.000          1.069            144,197

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.050                 --
                                                       2005      1.000          1.029             63,237

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.019          1.084                 --
                                                       2005      0.919          1.019          1,383,683

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.607          0.643                 --
                                                       2005      0.595          0.607          9,205,299

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.012          2.081                 --
                                                       2005      1.975          2.012         12,047,206

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.185          1.283                 --
                                                       2005      1.125          1.185            318,855

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.352          1.555                 --
                                                       2005      1.247          1.352          3,792,098

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.407          1.495                 --
                                                       2005      1.341          1.407             88,057

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.063          1.120                 --
                                                       2005      1.000          1.063              5,991

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.589          1.607                 --
                                                       2005      1.548          1.589          1,340,815

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.418          1.408                 --
                                                       2005      1.410          1.418          3,632,916

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.658          1.734                 --
                                                       2005      1.642          1.658          3,369,597

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (9/05)..................................  2006      1.009          1.164                 --
                                                       2005      1.000          1.009                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (9/05)..................................  2006      1.009          1.160                 --
                                                       2005      1.000          1.009                 --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.089          1.052                 --
                                                       2005      1.055          1.089          6,293,284

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.059          1.029                 --
                                                       2008      1.667          1.059          1,107,701
                                                       2007      1.725          1.667          1,424,280
                                                       2006      1.502          1.725          1,232,171
                                                       2005      1.458          1.502          1,227,435




                      MRP -- SEPARATE ACCOUNT CHARGES 1.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.887          0.847                 --
                                                       2007      0.771          0.887          1,405,023
                                                       2006      0.761          0.771          1,289,357
                                                       2005      0.716          0.761          1,410,013

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.112          1.164                 --
                                                       2005      1.077          1.112         36,883,407

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.880          0.864                 --
                                                       2005      0.777          0.880          1,525,982

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.580          1.421          4,633,360
                                                       2010      1.432          1.580          6,581,997
                                                       2009      1.020          1.432          7,233,676
                                                       2008      1.677          1.020          7,223,731
                                                       2007      1.479          1.677          6,649,362
                                                       2006      1.244          1.479          4,587,546
                                                       2005      1.105          1.244          3,061,076

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.342          1.268          7,135,632
                                                       2010      1.145          1.342         11,476,422
                                                       2009      0.832          1.145         13,545,511
                                                       2008      1.505          0.832         13,051,970
                                                       2007      1.357          1.505         13,601,883
                                                       2006      1.247          1.357         10,628,006
                                                       2005      1.087          1.247          6,122,667

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.162          1.126          4,705,041
                                                       2010      1.056          1.162          7,285,383
                                                       2009      0.815          1.056          7,547,697
                                                       2008      1.329          0.815          7,772,558
                                                       2007      1.282          1.329          8,105,106
                                                       2006      1.127          1.282          7,235,979
                                                       2005      1.079          1.127          7,466,608

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.348          2.325                 --
                                                       2005      2.012          2.348         38,316,442

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.736          2.273                 --
                                                       2005      1.641          1.736          4,078,473

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.291          1.237                 31
                                                       2007      1.221          1.291          9,406,157
                                                       2006      1.062          1.221         12,186,134
                                                       2005      1.031          1.062         15,118,185

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.245          1.177                 --
                                                       2007      1.419          1.245         11,758,919
                                                       2006      1.385          1.419         15,844,520
                                                       2005      1.326          1.385         19,865,885

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.535          1.473          5,164,998
                                                       2010      1.330          1.535          7,733,255
                                                       2009      0.995          1.330          9,265,313
                                                       2008      1.758          0.995          9,902,998
                                                       2007      1.519          1.758         11,065,817
                                                       2006      1.381          1.519         10,457,630
                                                       2005      1.199          1.381          7,904,103

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.356          2.074          4,581,677
                                                       2010      1.857          2.356          7,667,248
                                                       2009      1.346          1.857          9,000,472
                                                       2008      2.258          1.346          9,951,621
                                                       2007      1.983          2.258         12,076,657
                                                       2006      1.788          1.983         13,786,295
                                                       2005      1.534          1.788         12,661,665

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2011      1.204          1.131          1,395,992
                                                       2010      0.955          1.204          1,969,799
                                                       2009      0.674          0.955          2,258,515
                                                       2008      1.188          0.674          2,275,901
                                                       2007      1.082          1.188          2,833,281
                                                       2006      1.008          1.082          2,599,845
                                                       2005      0.975          1.008          2,633,975

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                 --
                                                       2005      1.334          1.456          1,527,395

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.328          2.765          1,689,050
                                                       2010      2.868          3.328          3,010,383
                                                       2009      1.683          2.868          3,541,673
                                                       2008      3.606          1.683          3,437,310
                                                       2007      2.837          3.606          4,728,324
                                                       2006      2.244          2.837          4,154,839
                                                       2005      1.784          2.244          3,342,105

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.459          1.287          2,393,096
                                                       2010      1.363          1.459          3,982,079
                                                       2009      1.008          1.363          4,815,991
                                                       2008      1.712          1.008          5,208,729
                                                       2007      1.503          1.712          5,436,208
                                                       2006      1.253          1.503          5,273,068
                                                       2005      1.153          1.253          3,915,005

High Yield Bond Trust
  High Yield Bond Trust (5/05).......................  2006      1.026          1.050                 --
                                                       2005      1.000          1.026             15,746

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.657          0.637          7,464,584
                                                       2010      0.530          0.657         12,963,279
                                                       2009      0.372          0.530         13,437,706
                                                       2008      0.671          0.372         16,060,416
                                                       2007      0.558          0.671         17,888,407
                                                       2006      0.499          0.558         18,458,976
                                                       2005      0.451          0.499         21,940,688

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.107          1.123                 --
                                                       2009      0.892          1.107            846,541
                                                       2008      1.274          0.892          1,039,452
                                                       2007      1.060          1.274          1,161,305
                                                       2006      1.010          1.060          1,657,096
                                                       2005      0.911          1.010          1,975,105

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      0.515          0.552                 --
                                                       2010      0.420          0.515          1,866,312
                                                       2009      0.271          0.420          2,216,019
                                                       2008      0.490          0.271          2,413,369
                                                       2007      0.408          0.490          2,856,596
                                                       2006      0.383          0.408          3,427,097
                                                       2005      0.348          0.383          4,617,331

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.832          0.890                 --
                                                       2005      0.751          0.832          2,980,527

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.556          1.751                 --
                                                       2005      1.516          1.556          1,138,203

Legg Mason Partners Equity Trust
  LMPET S&P 500 Index Subaccount (Class A) (6/98)....  2010      0.986          1.050                 --
                                                       2009      0.793          0.986          7,585,516
                                                       2008      1.284          0.793          8,370,898
                                                       2007      1.239          1.284         10,245,734
                                                       2006      1.090          1.239         14,162,746
                                                       2005      1.059          1.090         17,968,038

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      1.971          2.047          1,948,627
                                                       2010      1.791          1.971          4,033,414
                                                       2009      1.357          1.791          4,884,811
                                                       2008      1.786          1.357          5,402,814
                                                       2007      1.781          1.786          6,142,790
                                                       2006      1.750          1.781          6,517,632
                                                       2005      1.742          1.750          8,590,975

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.094          2.346                  0
                                                       2010      1.973          2.094          9,096,637
                                                       2009      1.528          1.973         12,052,664
                                                       2008      2.739          1.528         14,110,046
                                                       2007      2.715          2.739         18,139,480
                                                       2006      2.258          2.715         21,753,783
                                                       2005      2.115          2.258         24,634,141

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2011      1.060          1.072          8,897,041
                                                       2010      0.859          1.060         20,678,263
                                                       2009      0.647          0.859         26,443,516
                                                       2008      1.099          0.647         31,284,102
                                                       2007      1.097          1.099         40,211,644
                                                       2006      1.022          1.097         45,313,401
                                                       2005      0.927          1.022         56,480,312

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.449          1.467          4,459,451
                                                       2010      1.303          1.449          6,789,393
                                                       2009      1.081          1.303          8,447,866
                                                       2008      1.550          1.081         10,790,656
                                                       2007      1.448          1.550         12,360,673
                                                       2006      1.278          1.448         15,988,942
                                                       2005      1.241          1.278         18,272,296

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.252          1.334          1,566,940
                                                       2010      1.130          1.252          2,876,435
                                                       2009      0.932          1.130          3,588,547
                                                       2008      1.452          0.932          4,591,099
                                                       2007      1.443          1.452          6,028,733

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      0.877          0.812          3,884,818
                                                       2010      0.762          0.877          5,865,471
                                                       2009      0.597          0.762          6,950,854
                                                       2008      0.953          0.597          8,042,453
                                                       2007      0.993          0.953         10,360,867

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.636          1.604          1,499,097
                                                       2010      1.509          1.636          2,460,724
                                                       2009      1.074          1.509          2,869,982
                                                       2008      1.735          1.074          3,549,913
                                                       2007      1.669          1.735          4,551,549
                                                       2006      1.616          1.669          6,380,597
                                                       2005      1.556          1.616          7,794,578

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.509          1.563          2,060,472
                                                       2010      1.396          1.509          3,965,082
                                                       2009      1.136          1.396          5,243,621
                                                       2008      1.788          1.136          6,626,008
                                                       2007      1.743          1.788          8,541,695
                                                       2006      1.493          1.743         10,862,446
                                                       2005      1.420          1.493         12,985,232

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.414          1.415            949,874
                                                       2010      1.144          1.414          1,356,167
                                                       2009      0.812          1.144          1,867,734
                                                       2008      1.388          0.812          1,990,008
                                                       2007      1.344          1.388          2,018,369

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.810          0.789                 25
                                                       2008      1.312          0.810          8,979,331
                                                       2007      1.267          1.312         11,416,023
                                                       2006      1.115          1.267         16,157,797
                                                       2005      1.084          1.115         18,631,913

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.288          1.271            645,319
                                                       2010      1.163          1.288          1,146,284
                                                       2009      0.959          1.163          1,422,817
                                                       2008      1.300          0.959          2,055,437
                                                       2007      1.187          1.300          2,122,971
                                                       2006      1.117          1.187          3,360,765
                                                       2005      1.084          1.117          4,049,355

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.008          0.997                 --
                                                       2010      0.935          1.008            855,056
                                                       2009      0.807          0.935            582,646
                                                       2008      1.037          0.807            324,976
                                                       2007      1.036          1.037            512,534
                                                       2006      1.009          1.036            286,123
                                                       2005      0.998          1.009            217,008

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      1.963          1.971          1,518,947
                                                       2010      1.731          1.963          2,092,112
                                                       2009      1.127          1.731          2,325,267
                                                       2008      1.651          1.127          2,549,809
                                                       2007      1.673          1.651          3,462,978
                                                       2006      1.532          1.673          4,250,443
                                                       2005      1.495          1.532          4,744,978

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.214          1.209                  0
                                                       2009      1.227          1.214         44,192,985
                                                       2008      1.212          1.227         55,466,313
                                                       2007      1.170          1.212         51,040,688
                                                       2006      1.133          1.170         56,106,472
                                                       2005      1.116          1.133         57,921,096

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.280          1.367                 --
                                                       2006      1.149          1.280          2,258,192
                                                       2005      1.109          1.149          2,324,426

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.240          2.352                  0
                                                       2006      1.921          2.240          5,849,786
                                                       2005      1.871          1.921          6,618,937

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.407          1.449                 --
                                                       2006      1.266          1.407          7,758,290
                                                       2005      1.241          1.266         10,113,092

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                 --
                                                       2006      1.128          1.306          5,577,051
                                                       2005      1.107          1.128          5,215,295

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                 --
                                                       2006      1.240          1.374          2,911,819
                                                       2005      1.161          1.240          2,999,591

Managed Assets Trust
  Managed Assets Trust (7/05)........................  2006      1.019          1.052                 --
                                                       2005      1.000          1.019             51,467

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.602          2.510                 --
                                                       2007      2.485          2.602          3,052,454
                                                       2006      2.605          2.485          3,299,642

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      2.117          2.145          1,007,187
                                                       2010      1.845          2.117          1,581,266
                                                       2009      1.269          1.845          1,880,434
                                                       2008      1.694          1.269          1,631,276
                                                       2007      1.670          1.694          1,838,373
                                                       2006      1.581          1.670          2,151,530

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.128          1.184                 --
                                                       2006      1.063          1.128          1,990,654

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.959          0.949            835,598
                                                       2010      0.863          0.959          1,709,339
                                                       2009      0.734          0.863          2,207,860
                                                       2008      1.186          0.734          2,289,294
                                                       2007      1.174          1.186          2,235,249

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.908          0.849          3,803,428
                                                       2010      0.791          0.908          5,336,585
                                                       2009      0.593          0.791          5,709,423
                                                       2008      1.028          0.593          6,234,647
                                                       2007      1.223          1.028          7,079,652
                                                       2006      1.003          1.223          8,899,276

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.342          1.190            244,607
                                                       2010      1.137          1.342            227,814
                                                       2009      0.892          1.137            296,210
                                                       2008      1.209          0.892            295,825
                                                       2007      1.237          1.209            414,030
                                                       2006      1.158          1.237            177,946

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      0.992          0.959            980,349
                                                       2010      0.896          0.992            821,982
                                                       2009      0.702          0.896            472,668
                                                       2008      1.001          0.702             33,068

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.944          0.888          1,552,096
                                                       2010      0.843          0.944            958,613
                                                       2009      0.637          0.843            669,346
                                                       2008      1.000          0.637             41,214

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.017          1.006            343,737
                                                       2010      0.937          1.017            492,199
                                                       2009      0.770          0.937            331,524
                                                       2008      1.002          0.770             20,344

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.697          1.441          3,624,797
                                                       2010      1.473          1.697          6,288,870
                                                       2009      0.960          1.473          7,629,665
                                                       2008      1.641          0.960          8,963,488
                                                       2007      1.677          1.641         11,259,951
                                                       2006      1.519          1.677         12,752,604

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.274          1.246            413,613
                                                       2010      1.020          1.274            439,196
                                                       2009      0.770          1.020            447,324
                                                       2008      1.271          0.770            453,543
                                                       2007      1.156          1.271            412,986
                                                       2006      1.162          1.156             42,549

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.702          2.472          8,570,438
                                                       2010      2.495          2.702         13,454,878
                                                       2009      1.765          2.495         16,196,897
                                                       2008      3.076          1.765         19,448,828
                                                       2007      2.389          3.076         22,842,603
                                                       2006      2.325          2.389         28,718,428

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      2.614          2.448          1,472,819
                                                       2010      2.149          2.614          1,924,745
                                                       2009      1.587          2.149          2,052,042
                                                       2008      1.144          1.587          2,394,589
                                                       2007      1.288          1.144            126,016

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.763          0.779            287,313
                                                       2010      0.625          0.763            140,289
                                                       2009      0.476          0.625             20,656
                                                       2008      0.755          0.476              4,639

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.863          0.855                 --
                                                       2008      1.170          0.863             95,001
                                                       2007      1.114          1.170             97,670
                                                       2006      1.052          1.114              6,594

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.671          0.714                 --
                                                       2010      0.634          0.671            100,168
                                                       2009      0.465          0.634             84,804
                                                       2008      0.890          0.465              1,895

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.477          1.529            725,588
                                                       2010      1.322          1.477          1,229,116
                                                       2009      0.977          1.322          1,850,341
                                                       2008      1.213          0.977          1,591,966
                                                       2007      1.150          1.213          1,698,046
                                                       2006      1.095          1.150            960,420

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.277          1.214          1,324,942
                                                       2010      1.030          1.277          2,165,806
                                                       2009      0.825          1.030          2,543,891
                                                       2008      1.365          0.825          2,542,493
                                                       2007      1.500          1.365          2,902,980

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.761          0.724                 10
                                                       2008      1.344          0.761         11,542,998
                                                       2007      1.216          1.344         14,814,033
                                                       2006      1.229          1.216         18,754,656

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.348          1.936          5,573,159

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.019          0.873          4,319,390

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/08)...................................  2011      1.279          1.030            581,905
                                                       2010      1.045          1.279            566,598
                                                       2009      0.626          1.045            307,727
                                                       2008      1.360          0.626             31,746

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2011      1.465          1.291            114,477
                                                       2010      1.333          1.465            103,122
                                                       2009      1.026          1.333            141,840
                                                       2008      1.756          1.026             47,470

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.870          0.850             81,542
                                                       2010      0.803          0.870             89,939
                                                       2009      0.565          0.803             82,364
                                                       2008      1.007          0.565             54,556

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)*..................................  2011      1.224          1.347          1,999,399
                                                       2010      1.148          1.224          1,244,923
                                                       2009      0.983          1.148          1,375,849
                                                       2008      1.066          0.983            833,102
                                                       2007      1.005          1.066            393,318

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.733          1.765          6,434,557
                                                       2010      1.623          1.733          9,909,314
                                                       2009      1.453          1.623         11,426,387

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.541          1.452            192,178
                                                       2010      1.344          1.541            346,278
                                                       2009      1.099          1.344            369,786
                                                       2008      1.657          1.099            354,503
                                                       2007      1.599          1.657            324,106
                                                       2006      1.484          1.599            377,143

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.179          1.303                 --
                                                       2006      1.118          1.179             28,017

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.197          2.247          1,537,711
                                                       2010      1.984          2.197          2,566,007
                                                       2009      1.510          1.984          3,222,141
                                                       2008      1.714          1.510          3,288,656
                                                       2007      1.629          1.714          3,300,196
                                                       2006      1.569          1.629          3,363,666

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      0.550          0.445          1,315,845

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.936          0.887         10,810,815
                                                       2010      0.811          0.936         19,851,521
                                                       2009      0.694          0.811         24,012,047
                                                       2008      1.104          0.694         29,123,216
                                                       2007      1.078          1.104         36,350,314
                                                       2006      1.001          1.078         40,266,815

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.752          1.574          3,770,904
                                                       2010      1.481          1.752          5,509,443
                                                       2009      1.186          1.481          6,406,176
                                                       2008      1.712          1.186          7,570,132
                                                       2007      1.789          1.712          9,093,181
                                                       2006      1.751          1.789          1,727,327

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.486          1.445            887,062
                                                       2010      1.310          1.486          1,835,375
                                                       2009      1.048          1.310          1,987,813

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.663          0.634          8,084,131
                                                       2010      0.583          0.663         12,172,827
                                                       2009      0.396          0.583         13,770,208
                                                       2008      0.739          0.396         17,292,919
                                                       2007      0.622          0.739         21,314,773
                                                       2006      0.635          0.622         26,974,032

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.657          1.743          2,500,569
                                                       2010      1.549          1.657          3,555,138
                                                       2009      1.434          1.549          4,443,106
                                                       2008      1.504          1.434          4,637,374
                                                       2007      1.434          1.504          5,058,358
                                                       2006      1.377          1.434          5,969,967

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.092          1.119            192,755
                                                       2010      1.009          1.092            124,909
                                                       2009      0.868          1.009             98,357

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.114          1.122            221,368
                                                       2010      1.036          1.114            139,993
                                                       2009      0.945          1.036             61,728
                                                       2008      1.384          0.945             75,627

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.531          1.376          7,570,122
                                                       2010      1.295          1.531         13,491,637
                                                       2009      1.026          1.295         17,493,502

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.027          2.110                 --
                                                       2008      3.130          2.027             45,044

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.198          1.183         21,398,194
                                                       2010      1.209          1.198         33,699,027

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.098          1.040          3,626,884
                                                       2010      0.993          1.098          5,368,233
                                                       2009      0.762          0.993          6,327,133
                                                       2008      1.232          0.762          7,242,930

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.956          0.999                 10
                                                       2008      1.756          0.956         12,999,765
                                                       2007      1.711          1.756         15,292,046
                                                       2006      1.685          1.711         19,928,589

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.737          1.607          2,765,167
                                                       2010      1.537          1.737          4,791,217
                                                       2009      1.280          1.537          5,467,523
                                                       2008      2.126          1.280          5,877,625
                                                       2007      2.069          2.126          6,602,563
                                                       2006      2.013          2.069          8,131,076

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.853          0.844            966,333
                                                       2010      0.776          0.853          1,064,480
                                                       2009      0.564          0.776          1,311,531
                                                       2008      0.849          0.564          1,204,437

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.942          1.022                 --
                                                       2010      0.825          0.942          4,893,604
                                                       2009      0.636          0.825          5,061,384
                                                       2008      1.081          0.636          5,537,308
                                                       2007      1.061          1.081          4,221,614
                                                       2006      1.000          1.061          1,958,944

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.188          1.211          2,990,464
                                                       2010      1.093          1.188          3,678,320
                                                       2009      0.919          1.093          3,051,789
                                                       2008      1.088          0.919          2,133,622
                                                       2007      1.044          1.088          1,162,306
                                                       2006      1.000          1.044            383,115

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.129          1.126          2,667,434
                                                       2010      1.026          1.129          2,874,192
                                                       2009      0.840          1.026          2,872,537
                                                       2008      1.086          0.840          2,776,858
                                                       2007      1.049          1.086          2,291,363
                                                       2006      1.000          1.049            883,128

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.068          1.039         15,109,022
                                                       2010      0.956          1.068         17,557,990
                                                       2009      0.765          0.956         15,625,705
                                                       2008      1.086          0.765         15,069,930
                                                       2007      1.055          1.086         11,330,342
                                                       2006      1.000          1.055          3,589,386

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      1.004          0.953         11,809,727
                                                       2010      0.886          1.004         13,650,455
                                                       2009      0.696          0.886         13,663,307
                                                       2008      1.086          0.696         11,733,669
                                                       2007      1.060          1.086          9,455,372
                                                       2006      1.000          1.060          5,640,976

  MSF MetLife Stock Index Subaccount (Class A)
  (5/09)*............................................  2011      1.049          1.055          9,016,727
                                                       2010      0.926          1.049         14,424,993
                                                       2009      0.750          0.926          8,207,661

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.173          2.192          6,398,691
                                                       2010      2.004          2.173         10,017,498
                                                       2009      1.715          2.004         11,933,566
                                                       2008      2.236          1.715         14,963,634
                                                       2007      2.175          2.236         19,448,863
                                                       2006      2.031          2.175         23,285,509

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.312          1.306          2,112,750
                                                       2010      1.193          1.312          3,278,631
                                                       2009      1.000          1.193          3,622,554
                                                       2008      1.501          1.000          3,456,678
                                                       2007      1.413          1.501          2,763,653
                                                       2006      1.276          1.413          1,979,896

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08).............................................  2011      1.894          1.713            163,854
                                                       2010      1.656          1.894            123,395
                                                       2009      1.200          1.656             98,593
                                                       2008      1.936          1.200             22,833

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.075          1.047          2,542,898
                                                       2010      0.933          1.075          3,295,036
                                                       2009      0.661          0.933          3,778,580
                                                       2008      1.154          0.661          3,936,973
                                                       2007      1.071          1.154          4,188,672
                                                       2006      0.998          1.071          4,045,842

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.413          1.415          5,375,658
                                                       2010      1.063          1.413          7,816,583
                                                       2009      0.777          1.063          8,473,760
                                                       2008      1.179          0.777          9,639,789

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.118          1.161                 --
                                                       2006      1.050          1.118            143,329

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.190          1.241          4,375,374
                                                       2010      1.137          1.190          6,050,925
                                                       2009      1.103          1.137          6,823,795
                                                       2008      1.119          1.103          7,512,059
                                                       2007      1.085          1.119          8,563,783
                                                       2006      1.046          1.085         10,319,724

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                 --
                                                       2005      1.075          1.122          2,995,331

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/05)......................................  2007      0.980          1.001                 --
                                                       2006      0.986          0.980            109,257
                                                       2005      1.000          0.986             19,599

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.401          1.449                  8
                                                       2008      1.355          1.401         10,784,531
                                                       2007      1.262          1.355          9,605,873
                                                       2006      1.231          1.262         10,313,946
                                                       2005      1.218          1.231         10,959,074

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.115                 --
                                                       2006      1.709          1.978          8,877,921
                                                       2005      1.617          1.709          9,127,513

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.153          1.229                 --
                                                       2005      1.074          1.153         23,814,110

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.027          1.095                 --
                                                       2005      1.036          1.027            304,578

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.383          2.605                 --
                                                       2005      2.147          2.383          3,951,037

  Travelers Equity Income Subaccount (10/96).........  2006      1.914          2.013                 --
                                                       2005      1.856          1.914         10,972,268

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.540          1.581                 --
                                                       2005      1.522          1.540          2,050,790

  Travelers Large Cap Subaccount (9/96)..............  2006      1.633          1.685                 --
                                                       2005      1.522          1.633         13,723,565

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.054          1.122                 --
                                                       2005      1.000          1.054             81,093

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.020          1.024                 --
                                                       2005      1.000          1.020              4,644

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.084                 --
                                                       2005      1.000          1.045            145,433

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.068          1.115                 --
                                                       2005      1.000          1.068            514,701

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.048                 --
                                                       2005      1.000          1.027              1,991

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.001          1.063                 --
                                                       2005      0.905          1.001          2,421,732

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.600          0.635                 --
                                                       2005      0.590          0.600         33,812,297

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.965          2.031                 --
                                                       2005      1.934          1.965         28,235,691

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                 --
                                                       2005      1.123          1.180            864,629

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.321          1.519                 --
                                                       2005      1.222          1.321         13,209,353

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.397          1.484                 --
                                                       2005      1.336          1.397            148,629

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.118                 --
                                                       2005      1.000          1.061              5,766

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.552          1.569                 --
                                                       2005      1.517          1.552          3,067,805

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.389          1.377                 --
                                                       2005      1.384          1.389          7,481,341

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.620          1.692                 --
                                                       2005      1.609          1.620         10,796,465

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (9/05)..................................  2006      1.008          1.162                 --
                                                       2005      1.000          1.008              8,832

  Travelers Style Focus Series: Small Cap Value
  Subaccount (9/05)..................................  2006      1.009          1.158                 --
                                                       2005      1.000          1.009                341

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.084          1.046                 --
                                                       2005      1.053          1.084         13,518,079

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.044          1.014                 (2)
                                                       2008      1.648          1.044          2,073,591
                                                       2007      1.709          1.648          2,363,002
                                                       2006      1.492          1.709          2,280,050
                                                       2005      1.452          1.492          2,172,690





---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each Funding Option name reflects the date money first came into the Funding Option through the Separate Account.

Funding Options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a Funding Option.


Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc..-MetLife Moderate Allocation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc..-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc..-MetLife Aggressive Allocation Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc..-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc..-FI Large Cap Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc..-FI Large Cap Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc..-FI Value Leaders Portfolio-Class D and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc..-MFS(R) Total Return Portfolio-Class F and is no longer available as a Funding Option.


Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc..-Western Asset Manager U.S. Government Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/06 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc..-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc..-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a Funding Option.


Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio-Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Metropolitan Series Fund, Inc.s, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc..-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc..-Davis Venture Value Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.


Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.



Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc..-MFS(R) Value Portfolio.


Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc..-Jennison Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc..-MetLife Stock Index Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc..-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Diversified Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc..-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund, Inc..-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a Funding Option.


Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund -- Class A was replaced by Metropolitan Series Fund, Inc..-MetLife Stock Index Portfolio -- Class A and is no longer available as a Funding Option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc..-BlackRock Money Market Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Janus Aspen Series -- Global Technology Portfolio -- Service Shares was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class B and is no longer available as a Funding Option.


Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Templeton Growth Fund, Inc. Portfolio -- Class A was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class E and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio -- Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio -- Class B and is no longer available as a Funding Option.


Effective on or about 05/2/2011, Metropolitan Series Fund, Inc..-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a Funding Option.

                     CONDENSED FINANCIAL INFORMATION -- UGVA

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of Separate Account charges. The Accumulation Unit Value information for the minimum Separate Account charge and the maximum Separate Account charge are contained in the prospectus.


                     UGVA -- SEPARATE ACCOUNT CHARGES 1.00%






                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96).....................  2006      1.500          1.500                --
                                                        2005      1.485          1.500                --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)...................................  2006      3.005          3.005                --
                                                        2005      3.005          3.005                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01)..................................  2008      0.905          0.865                --
                                                        2007      0.784          0.905           123,946
                                                        2006      0.771          0.784           120,652
                                                        2005      0.724          0.771           105,805

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)....................................  2006      1.118          1.171                --
                                                        2005      1.079          1.118         3,780,258

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (6/01)...........................................  2006      0.893          0.878                --
                                                        2005      0.785          0.893           131,366

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04)..............................................  2011      1.612          1.454           123,782
                                                        2010      1.457          1.612           567,860
                                                        2009      1.034          1.457           552,897
                                                        2008      1.695          1.034           511,218
                                                        2007      1.491          1.695           598,350
                                                        2006      1.250          1.491           467,232
                                                        2005      1.107          1.250           159,813

  American Funds Growth Subaccount (Class 2) (5/04)...  2011      1.369          1.297           360,164
                                                        2010      1.165          1.369         1,265,051
                                                        2009      0.844          1.165         1,391,413
                                                        2008      1.521          0.844         1,338,665
                                                        2007      1.368          1.521         1,609,831
                                                        2006      1.253          1.368         1,290,110
                                                        2005      1.090          1.253           666,910

                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04)..............................................  2011      1.185          1.152            93,482
                                                        2010      1.074          1.185           807,230
                                                        2009      0.827          1.074           886,245
                                                        2008      1.344          0.827           779,720
                                                        2007      1.292          1.344           768,037
                                                        2006      1.133          1.292           649,045
                                                        2005      1.081          1.133           295,088

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)....................  2006      2.427          2.406                --
                                                        2005      2.074          2.427         1,985,786

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03)..............................................  2006      1.750          2.298                --
                                                        2005      1.649          1.750           225,503

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (7/98)..............................................  2008      1.330          1.276                --
                                                        2007      1.254          1.330           751,513
                                                        2006      1.088          1.254           744,997
                                                        2005      1.053          1.088           958,402

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98)......................................  2008      1.283          1.214                --
                                                        2007      1.457          1.283         1,262,574
                                                        2006      1.419          1.457         1,963,713
                                                        2005      1.354          1.419         2,186,979

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (6/01)...........................................  2011      1.580          1.521           112,504
                                                        2010      1.365          1.580           497,022
                                                        2009      1.018          1.365           569,582
                                                        2008      1.793          1.018           625,998
                                                        2007      1.544          1.793           934,598
                                                        2006      1.400          1.544           819,336
                                                        2005      1.212          1.400           560,332

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)..............................................  2011      2.426          2.141           213,607
                                                        2010      1.906          2.426           608,961
                                                        2009      1.377          1.906           686,971
                                                        2008      2.304          1.377           803,227
                                                        2007      2.017          2.304         1,217,029
                                                        2006      1.813          2.017         1,175,440
                                                        2005      1.551          1.813         1,006,536

                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01).........................  2011      1.239          1.168            22,012
                                                        2010      0.981          1.239           122,942
                                                        2009      0.690          0.981           136,338
                                                        2008      1.212          0.690           169,325
                                                        2007      1.100          1.212           216,240
                                                        2006      1.022          1.100           215,995
                                                        2005      0.986          1.022           175,198

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/03)..............................................  2006      1.467          1.720                --
                                                        2005      1.341          1.467           113,813

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03).........................  2011      3.406          2.837            53,702
                                                        2010      2.926          3.406           277,271
                                                        2009      1.712          2.926           333,538
                                                        2008      3.657          1.712           305,432
                                                        2007      2.868          3.657           608,769
                                                        2006      2.261          2.868           474,440
                                                        2005      1.792          2.261           253,272

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)....................................  2011      1.488          1.317           104,855
                                                        2010      1.387          1.488           421,308
                                                        2009      1.022          1.387           493,035
                                                        2008      1.731          1.022           511,847
                                                        2007      1.515          1.731           688,281
                                                        2006      1.260          1.515           631,646
                                                        2005      1.155          1.260           374,098

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)..............................................  2011      0.678          0.660           336,709
                                                        2010      0.546          0.678         1,027,925
                                                        2009      0.382          0.546         1,334,672
                                                        2008      0.686          0.382         1,525,443
                                                        2007      0.569          0.686         2,005,754
                                                        2006      0.508          0.569         1,840,661
                                                        2005      0.458          0.508         2,229,221

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00)......................................  2006      0.846          0.906                --
                                                        2005      0.762          0.846           201,434

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).......  2006      1.569          1.770                --
                                                        2005      1.523          1.569            31,901

                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)...........................................  2011      1.881          1.730            90,159
                                                        2010      1.521          1.881           218,311
                                                        2009      1.156          1.521           256,910
                                                        2008      1.823          1.156           309,641
                                                        2007      1.890          1.823           471,714
                                                        2006      1.714          1.890           642,333
                                                        2005      1.624          1.714           619,292

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount (Class
  A) (9/96)...........................................  2011      2.068          2.154            52,572
                                                        2010      1.873          2.068           260,828
                                                        2009      1.415          1.873           399,177
                                                        2008      1.857          1.415           379,513
                                                        2007      1.846          1.857           699,924
                                                        2006      1.809          1.846           911,728
                                                        2005      1.795          1.809           933,988

  Templeton Growth Fund, Inc. (Class A) (8/96)........  2011      2.198          2.464                --
                                                        2010      2.064          2.198           481,496
                                                        2009      1.594          2.064           447,183
                                                        2008      2.848          1.594           575,104
                                                        2007      2.815          2.848         1,088,861
                                                        2006      2.334          2.815         1,329,621
                                                        2005      2.180          2.334         1,276,579

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)...........  2007      1.123          1.177                --
                                                        2006      1.008          1.123           221,435
                                                        2005      0.981          1.008           166,525

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01)..............................................  2007      0.984          1.050                --
                                                        2006      0.926          0.984           923,766
                                                        2005      0.880          0.926           954,538

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00).........................  2011      1.095          1.110         1,297,456
                                                        2010      0.884          1.095         2,395,619
                                                        2009      0.664          0.884         2,521,637
                                                        2008      1.125          0.664         3,256,361
                                                        2007      1.120          1.125         7,141,988
                                                        2006      1.039          1.120         7,508,906
                                                        2005      0.940          1.039         8,477,137

                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)....................................  2011      1.506          1.530           124,525
                                                        2010      1.350          1.506           675,471
                                                        2009      1.117          1.350           877,535
                                                        2008      1.596          1.117           978,725
                                                        2007      1.487          1.596         1,246,294
                                                        2006      1.308          1.487         1,223,509
                                                        2005      1.267          1.308         1,768,235

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07).........................  2011      1.300          1.389           168,023
                                                        2010      1.170          1.300           324,542
                                                        2009      0.962          1.170           326,302
                                                        2008      1.495          0.962           393,660
                                                        2007      1.482          1.495           667,625

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)...................  2011      0.895          0.831            96,826
                                                        2010      0.776          0.895           634,934
                                                        2009      0.606          0.776           730,232
                                                        2008      0.964          0.606           680,929
                                                        2007      1.012          0.964         1,502,896
                                                        2006      1.012          1.012                --
                                                        2005      1.012          1.012                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98)........................  2011      1.699          1.671           166,260
                                                        2010      1.562          1.699           352,178
                                                        2009      1.108          1.562           440,287
                                                        2008      1.785          1.108           687,996
                                                        2007      1.712          1.785           906,220
                                                        2006      1.653          1.712         1,139,679
                                                        2005      1.587          1.653         1,164,340

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98)........................  2011      1.566          1.627           155,986
                                                        2010      1.445          1.566           323,265
                                                        2009      1.172          1.445           339,895
                                                        2008      1.839          1.172           564,406
                                                        2007      1.788          1.839         1,277,401
                                                        2006      1.527          1.788         1,700,821
                                                        2005      1.448          1.527         1,787,678

                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07).........................  2011      1.456          1.461            61,326
                                                        2010      1.175          1.456           123,207
                                                        2009      0.831          1.175           188,938
                                                        2008      1.416          0.831           172,434
                                                        2007      1.369          1.416           351,395

  LMPVET Equity Index Subaccount (Class II) (5/04)....  2009      0.821          0.801                --
                                                        2008      1.327          0.821         2,121,513
                                                        2007      1.277          1.327         3,029,716
                                                        2006      1.121          1.277         3,854,937
                                                        2005      1.086          1.121         3,655,254

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)...................................  2011      1.314          1.301            75,214
                                                        2010      1.183          1.314           149,162
                                                        2009      0.973          1.183           186,256
                                                        2008      1.314          0.973           266,050
                                                        2007      1.197          1.314           311,354
                                                        2006      1.122          1.197           470,376
                                                        2005      1.086          1.122           786,605

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03)...................................  2011      1.030          1.020                --
                                                        2010      0.953          1.030           219,766
                                                        2009      0.820          0.953            69,501
                                                        2008      1.050          0.820            33,363
                                                        2007      1.047          1.050            28,314
                                                        2006      1.016          1.047           129,904
                                                        2005      1.002          1.016            15,979

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)............................  2011      1.543          1.577                --
                                                        2010      1.398          1.543            76,256
                                                        2009      1.183          1.398            74,499
                                                        2008      1.383          1.183           179,833
                                                        2007      1.370          1.383           391,345
                                                        2006      1.313          1.370           411,154
                                                        2005      1.293          1.313           389,636

                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount (Class I) (7/98).........................  2011      2.041          2.055            87,118
                                                        2010      1.794          2.041           238,890
                                                        2009      1.165          1.794           249,507
                                                        2008      1.701          1.165           291,650
                                                        2007      1.719          1.701           455,015
                                                        2006      1.569          1.719           588,175
                                                        2005      1.527          1.569           500,840

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)...................................  2010      1.258          1.254                --
                                                        2009      1.268          1.258         3,733,635
                                                        2008      1.248          1.268         5,010,250
                                                        2007      1.202          1.248         8,132,833
                                                        2006      1.160          1.202         8,689,221
                                                        2005      1.140          1.160         7,578,346

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)....................................  2007      1.302          1.392                --
                                                        2006      1.165          1.302           350,750
                                                        2005      1.122          1.165           302,859

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98)..........  2007      2.299          2.416                --
                                                        2006      1.966          2.299           794,784
                                                        2005      1.908          1.966           868,168

  LMPVPI Total Return Subaccount (Class I) (10/98)....  2007      1.443          1.488                --
                                                        2006      1.295          1.443           853,851
                                                        2005      1.266          1.295           945,608

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04)..............................................  2007      1.316          1.371                --
                                                        2006      1.134          1.316           436,700
                                                        2005      1.109          1.134           143,621

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04)..............................................  2007      1.385          1.530                --
                                                        2006      1.246          1.385           383,766
                                                        2005      1.163          1.246           281,105

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)..............................................  2008      2.678          2.586                --
                                                        2007      2.551          2.678           204,350
                                                        2006      2.668          2.551           260,791

                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*.............................................  2011      1.762          1.790            45,570
                                                        2010      1.531          1.762           211,372
                                                        2009      1.050          1.531           212,297
                                                        2008      1.397          1.050           160,421
                                                        2007      1.373          1.397           231,289
                                                        2006      1.298          1.373           205,886

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)..............................................  2007      1.159          1.218                --
                                                        2006      1.090          1.159           328,339

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)..............................................  2011      0.998          0.990            58,270
                                                        2010      0.895          0.998           371,664
                                                        2009      0.758          0.895           341,583
                                                        2008      1.222          0.758           334,408
                                                        2007      1.208          1.222           370,420

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)..............................................  2011      0.921          0.864            88,649
                                                        2010      0.800          0.921           449,487
                                                        2009      0.598          0.800           441,952
                                                        2008      1.033          0.598           440,411
                                                        2007      1.225          1.033           717,395
                                                        2006      1.003          1.225           719,674

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*..........................................  2011      1.780          1.516           161,005
                                                        2010      1.541          1.780           787,088
                                                        2009      1.001          1.541           943,213
                                                        2008      1.706          1.001         1,116,496
                                                        2007      1.738          1.706         1,749,993
                                                        2006      1.571          1.738         2,094,764

  MIST Janus Forty Subaccount (Class A) (4/06)........  2011      2.835          2.602           162,578
                                                        2010      2.611          2.835           898,465
                                                        2009      1.841          2.611         1,172,476
                                                        2008      3.199          1.841         1,484,845
                                                        2007      2.477          3.199         2,004,200
                                                        2006      2.406          2.477         2,433,872

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).....  2011      2.716          2.551            54,649
                                                        2010      2.226          2.716           113,304
                                                        2009      1.639          2.226           118,017
                                                        2008      2.581          1.639           151,960

                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)..............................................  2011      1.507          1.564           102,677
                                                        2010      1.345          1.507           156,395
                                                        2009      0.991          1.345           125,371
                                                        2008      1.226          0.991           103,057
                                                        2007      1.159          1.226           253,907
                                                        2006      1.102          1.159           155,273

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*.............................................  2011      1.303          1.242            52,872
                                                        2010      1.048          1.303           285,268
                                                        2009      0.837          1.048           268,637
                                                        2008      1.380          0.837           335,603
                                                        2007      1.514          1.380           523,212

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)...........................................  2009      0.771          0.735                --
                                                        2008      1.358          0.771         1,171,229
                                                        2007      1.226          1.358         2,271,601
                                                        2006      1.236          1.226         2,857,200

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11)..............................................  2011      2.466          2.038           164,852

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)...........................................  2011      1.034          0.888            67,247

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09)..............................................  2011      1.784          1.822           127,586
                                                        2010      1.666          1.784           973,461
                                                        2009      1.489          1.666         1,200,948

  MIST Pioneer Fund Subaccount (Class A) (4/06).......  2011      1.577          1.491            27,203
                                                        2010      1.371          1.577            86,275
                                                        2009      1.118          1.371            76,582
                                                        2008      1.681          1.118            69,570
                                                        2007      1.617          1.681            61,072
                                                        2006      1.497          1.617            40,966

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)..............................................  2011      2.305          2.365            52,475
                                                        2010      2.075          2.305           234,471
                                                        2009      1.575          2.075           257,992
                                                        2008      1.782          1.575           244,000
                                                        2007      1.688          1.782           335,244
                                                        2006      1.623          1.688           272,422

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06)*..........................................  2011      0.950          0.902           755,755
                                                        2010      0.820          0.950         1,758,959
                                                        2009      0.699          0.820         1,787,154
                                                        2008      1.109          0.699         1,842,942
                                                        2007      1.080          1.109         4,435,724
                                                        2006      1.001          1.080         4,283,424

                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*.........................................  2011      1.793          1.616           209,819
                                                        2010      1.510          1.793           372,066
                                                        2009      1.207          1.510           392,236
                                                        2008      1.737          1.207           475,138
                                                        2007      1.809          1.737           724,701
                                                        2006      1.770          1.809            77,520

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09)..............................................  2011      1.521          1.483             8,001
                                                        2010      1.337          1.521           168,017
                                                        2009      1.067          1.337           159,751

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)....................................  2007      1.350          1.397                --
                                                        2006      1.307          1.350           713,666
                                                        2005      1.294          1.307         1,241,377

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)....................................  2007      1.165          1.253                --
                                                        2006      0.930          1.165           832,495
                                                        2005      0.819          0.930           707,055

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)....................................  2007      1.152          1.206                --
                                                        2006      1.034          1.152           528,397
                                                        2005      0.979          1.034           727,228

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)....................................  2007      1.361          1.362                --
                                                        2006      1.209          1.361           508,789
                                                        2005      1.138          1.209           681,640

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index Subaccount
  (Class A) (11/07)*..................................  2011      1.624          1.728           334,518
                                                        2010      1.547          1.624           378,733
                                                        2009      1.485          1.547           383,663
                                                        2008      1.416          1.485           500,625
                                                        2007      1.395          1.416           691,127

  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)..............................................  2011      0.682          0.654           566,828
                                                        2010      0.598          0.682           847,124
                                                        2009      0.405          0.598         1,102,397
                                                        2008      0.753          0.405         1,368,696
                                                        2007      0.632          0.753         1,863,025
                                                        2006      0.645          0.632         2,471,248

                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)..............................................  2011      1.730          1.826           137,278
                                                        2010      1.613          1.730           229,392
                                                        2009      1.489          1.613           179,956
                                                        2008      1.557          1.489           239,978
                                                        2007      1.479          1.557           425,915
                                                        2006      1.418          1.479           514,510

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)....................................  2011      1.606          1.448           409,389
                                                        2010      1.354          1.606         1,671,992
                                                        2009      1.071          1.354         1,747,869

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)..............................................  2011      1.246          1.234         2,490,530
                                                        2010      1.254          1.246         4,182,348

  MSF Davis Venture Value Subaccount (Class A)
  (4/08)..............................................  2011      1.141          1.084           119,655
                                                        2010      1.029          1.141           427,677
                                                        2009      0.788          1.029           388,101
                                                        2008      1.271          0.788           371,084

  MSF FI Large Cap Subaccount (Class A) (4/06)........  2009      0.997          1.043                --
                                                        2008      1.825          0.997         1,073,253
                                                        2007      1.774          1.825         2,033,697
                                                        2006      1.743          1.774         2,212,688

  MSF FI Value Leaders Subaccount (Class D) (4/06)....  2011      1.821          1.690           135,822
                                                        2010      1.607          1.821           438,223
                                                        2009      1.334          1.607           294,614
                                                        2008      2.209          1.334           353,168
                                                        2007      2.143          2.209           557,102
                                                        2006      2.081          2.143           655,895

  MSF Jennison Growth Subaccount (Class B) (4/08).....  2011      0.878          0.871             6,847
                                                        2010      0.797          0.878           105,989
                                                        2009      0.577          0.797           188,425
                                                        2008      0.867          0.577           152,299

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)...........................................  2011      0.955          1.037                --
                                                        2010      0.834          0.955           609,023
                                                        2009      0.641          0.834           280,859
                                                        2008      1.087          0.641           371,116
                                                        2007      1.063          1.087           317,997
                                                        2006      1.000          1.063            32,682

                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)....................................  2011      1.205          1.231               608
                                                        2010      1.106          1.205           138,558
                                                        2009      0.927          1.106            51,661
                                                        2008      1.093          0.927            88,688
                                                        2007      1.046          1.093            15,847
                                                        2006      1.000          1.046               488

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06).........................  2011      1.145          1.146                17
                                                        2010      1.037          1.145           181,210
                                                        2009      0.847          1.037            29,326
                                                        2008      1.091          0.847            59,122
                                                        2007      1.052          1.091            54,713
                                                        2006      1.000          1.052             7,316

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)..............................................  2011      1.083          1.057           129,667
                                                        2010      0.966          1.083           752,831
                                                        2009      0.771          0.966           288,654
                                                        2008      1.092          0.771           271,634
                                                        2007      1.057          1.092           348,328
                                                        2006      1.000          1.057            11,290

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06).........................  2011      1.018          0.970           268,096
                                                        2010      0.896          1.018           986,665
                                                        2009      0.701          0.896           308,849
                                                        2008      1.092          0.701           512,237
                                                        2007      1.062          1.092           425,631
                                                        2006      1.000          1.062           194,585

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07)*............................................  2011      1.080          1.089           385,010
                                                        2010      0.950          1.080         1,345,434
                                                        2009      0.760          0.950         1,804,981
                                                        2008      1.220          0.760           465,886
                                                        2007      1.229          1.220           510,206

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)..............................................  2011      2.280          2.307           420,807
                                                        2010      2.096          2.280           754,307
                                                        2009      1.789          2.096           823,561
                                                        2008      2.326          1.789           935,550
                                                        2007      2.255          2.326         1,533,786
                                                        2006      2.101          2.255         1,620,603

                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06)........  2011      1.338          1.336            57,030
                                                        2010      1.213          1.338           263,405
                                                        2009      1.014          1.213           241,027
                                                        2008      1.518          1.014           304,445
                                                        2007      1.425          1.518           442,986
                                                        2006      1.284          1.425           293,014

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*.........................................  2011      0.967          0.838            78,660
                                                        2010      0.903          0.967           267,064
                                                        2009      0.709          0.903           347,195
                                                        2008      1.236          0.709           567,372
                                                        2007      1.265          1.236           816,643

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*............................................  2011      1.396          1.326           159,476
                                                        2010      1.111          1.396           384,416
                                                        2009      0.891          1.111           307,521
                                                        2008      1.353          0.891           416,054
                                                        2007      1.392          1.353           471,802

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06)...........................................  2011      1.090          1.065            25,044
                                                        2010      0.943          1.090           179,934
                                                        2009      0.666          0.943           199,774
                                                        2008      1.160          0.666           251,720
                                                        2007      1.073          1.160           429,893
                                                        2006      0.998          1.073           395,870

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08)...........................................  2011      1.469          1.475           454,803
                                                        2010      1.102          1.469           900,935
                                                        2009      0.803          1.102           967,963
                                                        2008      1.216          0.803           965,671

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)...........  2011      1.580          1.606            56,728

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*........................  2011      1.214          1.270           229,166
                                                        2010      1.157          1.214           562,302
                                                        2009      1.118          1.157           472,862
                                                        2008      1.132          1.118           540,440
                                                        2007      1.094          1.132         1,032,466
                                                        2006      1.053          1.094         1,095,892

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)......................................  2006      1.127          1.193                --
                                                        2005      1.077          1.127           107,951

                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).......................................  2009      1.434          1.485                (0)
                                                        2008      1.382          1.434         1,213,383
                                                        2007      1.284          1.382         1,391,687
                                                        2006      1.249          1.284         1,534,689
                                                        2005      1.231          1.249         1,219,322

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)..............................................  2007      2.012          2.153                --
                                                        2006      1.733          2.012           531,966
                                                        2005      1.635          1.733           498,361

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04)..............................................  2006      1.159          1.236                --
                                                        2005      1.076          1.159         2,507,428

  Travelers Convertible Securities Subaccount (5/04)..  2006      1.032          1.102                --
                                                        2005      1.038          1.032            19,667

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98)..............................................  2006      2.438          2.668                --
                                                        2005      2.190          2.438           753,909

  Travelers Equity Income Subaccount (10/96)..........  2006      1.977          2.081                --
                                                        2005      1.911          1.977           744,764

  Travelers Federated High Yield Subaccount (11/96)...  2006      1.263          1.298                --
                                                        2005      1.244          1.263           180,446

  Travelers Large Cap Subaccount (9/96)...............  2006      1.688          1.743                --
                                                        2005      1.568          1.688         1,031,674

  Travelers Mercury Large Cap Core Subaccount (6/98)..  2006      1.025          1.090                --
                                                        2005      0.924          1.025           279,862

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)...  2006      0.608          0.645                --
                                                        2005      0.596          0.608         2,726,395

  Travelers MFS(R) Total Return Subaccount (8/96).....  2006      2.032          2.101                --
                                                        2005      1.993          2.032         1,824,673

  Travelers MFS(R) Value Subaccount (5/04)............  2006      1.186          1.284                --
                                                        2005      1.125          1.186           103,300

  Travelers Mondrian International Stock Subaccount
  (9/96)..............................................  2006      1.365          1.571                --
                                                        2005      1.259          1.365         1,580,619

  Travelers Pioneer Fund Subaccount (5/03)............  2006      1.409          1.497                --
                                                        2005      1.342          1.409            29,224

                                                              UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                          YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                          ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (9/96)..............................................  2006      1.604          1.623                --
                                                        2005      1.563          1.604           151,172

  Travelers Quality Bond Subaccount (7/97)............  2006      1.429          1.418                --
                                                        2005      1.420          1.429           470,850

  Travelers Strategic Equity Subaccount (9/96)........  2006      1.675          1.751                --
                                                        2005      1.658          1.675           743,126

  Travelers U.S. Government Securities Subaccount
  (5/04)..............................................  2006      1.090          1.053                --
                                                        2005      1.055          1.090         1,242,315

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03)..............................................  2009      1.062          1.032                --
                                                        2008      1.671          1.062           159,908
                                                        2007      1.728          1.671           282,145
                                                        2006      1.504          1.728           268,474
                                                        2005      1.459          1.504           123,915





                     UGVA -- SEPARATE ACCOUNT CHARGES 1.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.481          1.481                --
                                                       2005      1.467          1.481                --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      2.972          2.972                --
                                                       2005      2.972          2.972                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.899          0.859                --
                                                       2007      0.780          0.899           160,067
                                                       2006      0.768          0.780            86,254
                                                       2005      0.721          0.768           153,746

AllianceBernstein Variable Products Series Fund, Inc.

  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.116          1.168                --
                                                       2005      1.079          1.116         2,384,922

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.889          0.873                --
                                                       2005      0.782          0.889           114,706

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.601          1.443           250,566
                                                       2010      1.449          1.601           433,160
                                                       2009      1.029          1.449           593,892
                                                       2008      1.689          1.029           631,737
                                                       2007      1.487          1.689           646,173
                                                       2006      1.248          1.487           463,310
                                                       2005      1.106          1.248           193,476

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.360          1.287           632,862
                                                       2010      1.158          1.360           984,216
                                                       2009      0.840          1.158         1,501,083
                                                       2008      1.516          0.840         1,307,187
                                                       2007      1.364          1.516         1,494,955
                                                       2006      1.251          1.364         1,405,120
                                                       2005      1.089          1.251           760,618

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.177          1.143           205,736
                                                       2010      1.068          1.177           519,938
                                                       2009      0.823          1.068           608,035
                                                       2008      1.339          0.823           709,968
                                                       2007      1.289          1.339           698,999
                                                       2006      1.131          1.289           475,253
                                                       2005      1.080          1.131           269,969

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.395          2.374                --
                                                       2005      2.049          2.395         2,608,147

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.746          2.290                --
                                                       2005      1.647          1.746           140,767

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.317          1.262                --
                                                       2007      1.243          1.317           604,644
                                                       2006      1.079          1.243           669,267
                                                       2005      1.045          1.079           813,561

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.270          1.200                --
                                                       2007      1.443          1.270         1,227,508
                                                       2006      1.406          1.443         1,582,755
                                                       2005      1.344          1.406         2,067,013

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.565          1.505           230,612
                                                       2010      1.353          1.565           351,577
                                                       2009      1.010          1.353           615,398
                                                       2008      1.782          1.010           513,138
                                                       2007      1.536          1.782           632,995
                                                       2006      1.393          1.536           506,418
                                                       2005      1.208          1.393           365,063

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.402          2.118           252,022
                                                       2010      1.889          2.402           387,040
                                                       2009      1.367          1.889           604,016
                                                       2008      2.288          1.367           622,461
                                                       2007      2.006          2.288           958,105
                                                       2006      1.804          2.006         1,028,932
                                                       2005      1.546          1.804           822,976

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2011      1.227          1.155           130,276
                                                       2010      0.972          1.227           137,472
                                                       2009      0.685          0.972           141,642
                                                       2008      1.204          0.685           134,780
                                                       2007      1.094          1.204           176,430
                                                       2006      1.018          1.094           134,961
                                                       2005      0.982          1.018           143,940

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.463          1.714                --
                                                       2005      1.338          1.463           127,295

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.380          2.813           202,469
                                                       2010      2.906          3.380           287,243
                                                       2009      1.702          2.906           270,100
                                                       2008      3.640          1.702           291,433
                                                       2007      2.858          3.640           478,477
                                                       2006      2.255          2.858           399,870
                                                       2005      1.789          2.255           222,669

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.478          1.307           233,787
                                                       2010      1.379          1.478           377,664
                                                       2009      1.017          1.379           493,181
                                                       2008      1.725          1.017           521,238
                                                       2007      1.511          1.725           663,119
                                                       2006      1.258          1.511           628,465
                                                       2005      1.154          1.258           356,966

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.671          0.652           645,943
                                                       2010      0.540          0.671           587,522
                                                       2009      0.378          0.540           856,753
                                                       2008      0.681          0.378           900,842
                                                       2007      0.566          0.681         1,723,293
                                                       2006      0.505          0.566         2,028,176
                                                       2005      0.455          0.505         1,733,168

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.841          0.901                --
                                                       2005      0.758          0.841           327,665

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.564          1.763                --
                                                       2005      1.521          1.564            60,777

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2011      1.863          1.712           153,894
                                                       2010      1.508          1.863           165,126
                                                       2009      1.148          1.508           190,008
                                                       2008      1.811          1.148           188,453
                                                       2007      1.879          1.811           327,506
                                                       2006      1.706          1.879           478,170
                                                       2005      1.618          1.706           434,125

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      2.031          2.113           117,234
                                                       2010      1.841          2.031           142,149
                                                       2009      1.393          1.841           277,286
                                                       2008      1.829          1.393           297,612
                                                       2007      1.820          1.829           414,846
                                                       2006      1.786          1.820           521,451
                                                       2005      1.773          1.786           681,310

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.158          2.419                --
                                                       2010      2.029          2.158           286,906
                                                       2009      1.568          2.029           595,226
                                                       2008      2.805          1.568           794,840
                                                       2007      2.776          2.805         1,081,415
                                                       2006      2.304          2.776         1,261,033
                                                       2005      2.154          2.304         1,336,077

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.117          1.170                --
                                                       2006      1.004          1.117           181,358
                                                       2005      0.977          1.004           100,725

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.979          1.043                --
                                                       2006      0.922          0.979           980,369
                                                       2005      0.877          0.922         1,092,142

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2011      1.083          1.098           897,412
                                                       2010      0.876          1.083         1,854,160
                                                       2009      0.658          0.876         2,241,622
                                                       2008      1.116          0.658         2,834,854
                                                       2007      1.112          1.116         4,340,022
                                                       2006      1.033          1.112         4,509,444
                                                       2005      0.936          1.033         5,498,618

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.486          1.508           218,515
                                                       2010      1.334          1.486           247,746
                                                       2009      1.104          1.334           428,675
                                                       2008      1.580          1.104           602,265
                                                       2007      1.473          1.580           991,573
                                                       2006      1.297          1.473           875,665
                                                       2005      1.258          1.297           820,628

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.284          1.370            93,860
                                                       2010      1.156          1.284            88,282
                                                       2009      0.951          1.156           150,919
                                                       2008      1.480          0.951           402,565
                                                       2007      1.468          1.480           546,506

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      0.889          0.825           266,676
                                                       2010      0.771          0.889           309,727
                                                       2009      0.603          0.771           501,951
                                                       2008      0.961          0.603           806,154
                                                       2007      1.009          0.961         1,058,315
                                                       2006      1.009          1.009                --
                                                       2005      1.009          1.009                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.677          1.648            75,508
                                                       2010      1.544          1.677            94,620
                                                       2009      1.096          1.544           195,080
                                                       2008      1.767          1.096           276,818
                                                       2007      1.697          1.767           593,946
                                                       2006      1.640          1.697           856,725
                                                       2005      1.576          1.640         1,432,693

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.546          1.605            79,014
                                                       2010      1.428          1.546           239,395
                                                       2009      1.160          1.428           363,393
                                                       2008      1.821          1.160           433,864
                                                       2007      1.772          1.821           671,756
                                                       2006      1.515          1.772           864,371
                                                       2005      1.438          1.515         1,327,780

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.442          1.446            84,576
                                                       2010      1.164          1.442           104,385
                                                       2009      0.825          1.164           137,537
                                                       2008      1.406          0.825           160,161
                                                       2007      1.361          1.406           279,169

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.817          0.797                --
                                                       2008      1.322          0.817         1,207,001
                                                       2007      1.274          1.322         2,006,844
                                                       2006      1.119          1.274         2,445,805
                                                       2005      1.085          1.119         3,095,123

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.305          1.291           190,974
                                                       2010      1.177          1.305           319,209
                                                       2009      0.968          1.177           190,020
                                                       2008      1.309          0.968           103,062
                                                       2007      1.194          1.309           144,692
                                                       2006      1.121          1.194           158,326
                                                       2005      1.085          1.121           198,485

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.023          1.012                --
                                                       2010      0.947          1.023            71,605
                                                       2009      0.815          0.947           111,770
                                                       2008      1.046          0.815            94,084
                                                       2007      1.043          1.046           148,967
                                                       2006      1.013          1.043           134,351
                                                       2005      1.001          1.013            36,771

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2011      1.523          1.555                --
                                                       2010      1.381          1.523           154,502
                                                       2009      1.170          1.381           160,053
                                                       2008      1.369          1.170           165,329
                                                       2007      1.357          1.369           128,012
                                                       2006      1.302          1.357           271,655
                                                       2005      1.284          1.302           438,551

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      2.013          2.026           185,818
                                                       2010      1.771          2.013           128,046
                                                       2009      1.151          1.771           201,429
                                                       2008      1.683          1.151           146,594
                                                       2007      1.703          1.683           182,855
                                                       2006      1.556          1.703           323,110
                                                       2005      1.515          1.556           326,974

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.243          1.238                --
                                                       2009      1.254          1.243         5,031,060
                                                       2008      1.235          1.254         5,194,208
                                                       2007      1.190          1.235         5,333,066
                                                       2006      1.150          1.190         6,294,165
                                                       2005      1.131          1.150         7,627,058

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.295          1.384                --
                                                       2006      1.159          1.295           254,313
                                                       2005      1.117          1.159           279,994

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.278          2.394                --
                                                       2006      1.950          2.278           523,007
                                                       2005      1.895          1.950           639,376

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.431          1.474                --
                                                       2006      1.285          1.431           823,560
                                                       2005      1.257          1.285           847,170

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.313          1.367                --
                                                       2006      1.132          1.313           473,811
                                                       2005      1.108          1.132           219,236

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.381          1.525                --
                                                       2006      1.244          1.381           319,234
                                                       2005      1.163          1.244           338,128

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.651          2.560                --
                                                       2007      2.528          2.651           169,852
                                                       2006      2.646          2.528           402,426

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.742          1.768           115,948
                                                       2010      1.515          1.742           164,817
                                                       2009      1.039          1.515           193,499
                                                       2008      1.385          1.039           145,561
                                                       2007      1.363          1.385           217,664
                                                       2006      1.288          1.363           167,065

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.148          1.206                --
                                                       2006      1.080          1.148           315,570

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.984          0.975            72,485
                                                       2010      0.884          0.984           292,180
                                                       2009      0.750          0.884           238,177
                                                       2008      1.209          0.750           218,261
                                                       2007      1.196          1.209           199,001

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.917          0.859           231,257
                                                       2010      0.797          0.917           319,256
                                                       2009      0.596          0.797           291,554
                                                       2008      1.032          0.596           298,975
                                                       2007      1.224          1.032           393,741
                                                       2006      1.003          1.224           490,036

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.748          1.487           239,659
                                                       2010      1.515          1.748           245,744
                                                       2009      0.985          1.515           388,068
                                                       2008      1.681          0.985           634,402
                                                       2007      1.714          1.681           905,553
                                                       2006      1.550          1.714         1,007,096

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.784          2.552           363,314
                                                       2010      2.566          2.784           423,487
                                                       2009      1.812          2.566           759,325
                                                       2008      3.151          1.812         1,090,442
                                                       2007      2.442          3.151         1,765,259
                                                       2006      2.374          2.442         1,749,372

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.680          2.515            44,627
                                                       2010      2.199          2.680            39,583
                                                       2009      1.621          2.199            85,054
                                                       2008      2.555          1.621           102,260

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.497          1.552            75,828
                                                       2010      1.337          1.497            58,976
                                                       2009      0.986          1.337           160,070
                                                       2008      1.222          0.986            68,252
                                                       2007      1.156          1.222           138,765
                                                       2006      1.100          1.156           130,494

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.294          1.233           117,778
                                                       2010      1.042          1.294           212,935
                                                       2009      0.833          1.042           234,258
                                                       2008      1.375          0.833           210,207
                                                       2007      1.509          1.375           372,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.768          0.731                --
                                                       2008      1.353          0.768         1,729,418
                                                       2007      1.223          1.353         2,251,590
                                                       2006      1.234          1.223         2,408,970

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.421          1.999           199,888

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.029          0.883           186,567

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.766          1.803           460,606
                                                       2010      1.651          1.766           819,411
                                                       2009      1.477          1.651         1,066,119

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.565          1.478             1,899
                                                       2010      1.362          1.565             6,792
                                                       2009      1.111          1.362            16,009
                                                       2008      1.673          1.111            25,369
                                                       2007      1.611          1.673            45,112
                                                       2006      1.493          1.611            27,448

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.264          2.320            85,736
                                                       2010      2.040          2.264           175,189
                                                       2009      1.550          2.040           200,746
                                                       2008      1.756          1.550           139,377
                                                       2007      1.665          1.756           188,762
                                                       2006      1.602          1.665           143,773

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.945          0.897           598,086
                                                       2010      0.817          0.945         1,172,876
                                                       2009      0.697          0.817         1,839,709
                                                       2008      1.107          0.697         2,366,285
                                                       2007      1.079          1.107         3,417,454
                                                       2006      1.001          1.079         2,947,792

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.779          1.602           176,404
                                                       2010      1.500          1.779           229,091
                                                       2009      1.200          1.500           419,264
                                                       2008      1.728          1.200           431,957
                                                       2007      1.802          1.728           635,674
                                                       2006      1.763          1.802            79,824

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.509          1.471            50,755
                                                       2010      1.328          1.509           101,056
                                                       2009      1.061          1.328           176,885

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.342          1.387                --
                                                       2006      1.300          1.342         1,081,464
                                                       2005      1.288          1.300         1,168,856

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.158          1.244                --
                                                       2006      0.925          1.158           994,281
                                                       2005      0.816          0.925           768,557

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.146          1.199                --
                                                       2006      1.029          1.146           742,101
                                                       2005      0.976          1.029           741,048

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.352          1.353                --
                                                       2006      1.203          1.352           519,324
                                                       2005      1.134          1.203           605,340

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.607          1.709           465,499
                                                       2010      1.532          1.607           432,369
                                                       2009      1.473          1.532           413,180
                                                       2008      1.405          1.473           566,563
                                                       2007      1.385          1.405           693,092

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.676          0.647           346,735
                                                       2010      0.593          0.676           493,555
                                                       2009      0.402          0.593           982,735
                                                       2008      0.749          0.402         1,190,454
                                                       2007      0.629          0.749         1,465,302
                                                       2006      0.642          0.629         1,407,324

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.703          1.795           226,862
                                                       2010      1.589          1.703           178,598
                                                       2009      1.468          1.589           326,391
                                                       2008      1.537          1.468           339,485
                                                       2007      1.462          1.537           393,280
                                                       2006      1.403          1.462           360,607

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.578          1.421           464,292
                                                       2010      1.331          1.578           553,887
                                                       2009      1.054          1.331         1,292,611

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.229          1.216         2,112,413
                                                       2010      1.238          1.229         2,418,437

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.126          1.069           152,173
                                                       2010      1.017          1.126           207,792
                                                       2009      0.779          1.017           319,267
                                                       2008      1.257          0.779           396,190

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.981          1.026                --
                                                       2008      1.798          0.981           961,028
                                                       2007      1.749          1.798         1,358,590
                                                       2006      1.720          1.749         1,509,739

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.789          1.659            96,286
                                                       2010      1.580          1.789           101,900
                                                       2009      1.313          1.580           354,035
                                                       2008      2.176          1.313           325,210
                                                       2007      2.114          2.176           397,052
                                                       2006      2.054          2.114           529,907

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.870          0.862            68,284
                                                       2010      0.790          0.870            80,111
                                                       2009      0.572          0.790            51,099
                                                       2008      0.861          0.572           100,833

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.951          1.032                --
                                                       2010      0.831          0.951           328,469
                                                       2009      0.639          0.831           748,774
                                                       2008      1.085          0.639           399,636
                                                       2007      1.062          1.085           373,615
                                                       2006      1.000          1.062             7,941

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.199          1.224            39,495
                                                       2010      1.102          1.199           176,990
                                                       2009      0.924          1.102           233,369
                                                       2008      1.091          0.924           154,771
                                                       2007      1.045          1.091           135,437
                                                       2006      1.000          1.045                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.140          1.139            31,267
                                                       2010      1.033          1.140           221,747
                                                       2009      0.845          1.033           267,653
                                                       2008      1.089          0.845            98,816
                                                       2007      1.051          1.089            11,178
                                                       2006      1.000          1.051            15,608

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.078          1.051            88,167
                                                       2010      0.963          1.078           538,876
                                                       2009      0.769          0.963           833,185
                                                       2008      1.090          0.769           213,233
                                                       2007      1.056          1.090            87,968
                                                       2006      1.000          1.056            19,600

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      1.013          0.964           301,762
                                                       2010      0.893          1.013           508,521
                                                       2009      0.699          0.893         1,003,344
                                                       2008      1.090          0.699           323,257
                                                       2007      1.061          1.090           172,480
                                                       2006      1.000          1.061            44,768

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.070          1.077           832,289
                                                       2010      0.942          1.070           973,209
                                                       2009      0.754          0.942         1,710,645
                                                       2008      1.212          0.754           520,320
                                                       2007      1.222          1.212           548,504

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.239          2.264           161,692
                                                       2010      2.061          2.239           503,636
                                                       2009      1.760          2.061           817,577
                                                       2008      2.291          1.760         1,084,489
                                                       2007      2.223          2.291         1,153,088
                                                       2006      2.073          2.223         1,110,138

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.329          1.326           130,318
                                                       2010      1.206          1.329           184,149
                                                       2009      1.009          1.206           290,238
                                                       2008      1.512          1.009           293,981
                                                       2007      1.421          1.512           420,480
                                                       2006      1.281          1.421           326,696

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      0.957          0.828           411,735
                                                       2010      0.894          0.957           399,527
                                                       2009      0.703          0.894           466,267
                                                       2008      1.226          0.703           455,039
                                                       2007      1.256          1.226           615,319

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.382          1.311           209,565
                                                       2010      1.101          1.382           277,364
                                                       2009      0.883          1.101           386,649
                                                       2008      1.343          0.883           346,561
                                                       2007      1.382          1.343           480,228

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.085          1.059           112,287
                                                       2010      0.940          1.085           207,256
                                                       2009      0.664          0.940           294,293
                                                       2008      1.158          0.664           303,614
                                                       2007      1.072          1.158           339,239
                                                       2006      0.998          1.072           354,808

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.449          1.454           594,620
                                                       2010      1.088          1.449           551,676
                                                       2009      0.793          1.088           739,229
                                                       2008      1.203          0.793           951,760

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.560          1.583            37,493

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.206          1.260           103,317
                                                       2010      1.150          1.206           433,422
                                                       2009      1.113          1.150           458,001
                                                       2008      1.128          1.113           363,007
                                                       2007      1.091          1.128           402,068
                                                       2006      1.051          1.091           433,175

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.125          1.191                --
                                                       2005      1.076          1.125           630,957

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.423          1.473                --
                                                       2008      1.373          1.423           788,626
                                                       2007      1.276          1.373           661,526
                                                       2006      1.243          1.276         1,498,073
                                                       2005      1.227          1.243         1,705,402

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.001          2.140                --
                                                       2006      1.725          2.001           420,402
                                                       2005      1.629          1.725           356,437

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.157          1.234                --
                                                       2005      1.075          1.157         2,968,643

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.030          1.100                --
                                                       2005      1.038          1.030             4,083

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.418          2.646                --
                                                       2005      2.175          2.418           293,800

  Travelers Equity Income Subaccount (10/96).........  2006      1.952          2.054                --
                                                       2005      1.889          1.952           432,862

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.254          1.288                --
                                                       2005      1.237          1.254           182,877

  Travelers Large Cap Subaccount (9/96)..............  2006      1.666          1.720                --
                                                       2005      1.550          1.666         1,590,378

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.016          1.080                --
                                                       2005      0.917          1.016           201,752

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.606          0.642                --
                                                       2005      0.594          0.606         2,249,747

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.005          2.073                --
                                                       2005      1.969          2.005         1,678,168

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.184          1.281                --
                                                       2005      1.124          1.184            61,968

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.347          1.550                --
                                                       2005      1.244          1.347         1,473,661

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.405          1.493                --
                                                       2005      1.340          1.405             1,689

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.583          1.602                --
                                                       2005      1.544          1.583            63,143

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.413          1.403                --
                                                       2005      1.406          1.413           634,782

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.653          1.727                --
                                                       2005      1.638          1.653         1,034,040

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.088          1.051                --
                                                       2005      1.054          1.088           675,839

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.056          1.026                --
                                                       2008      1.663          1.056           115,238
                                                       2007      1.722          1.663           108,259
                                                       2006      1.500          1.722           201,920
                                                       2005      1.457          1.500           168,513

                     UGVA -- SEPARATE ACCOUNT CHARGES 1.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.472          1.472                 --
                                                       2005      1.459          1.472                 --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      2.956          2.956                 --
                                                       2005      2.956          2.956                 --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.893          0.853                 --
                                                       2007      0.775          0.893            393,619
                                                       2006      0.764          0.775            350,483
                                                       2005      0.719          0.764            249,686

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.114          1.166                 --
                                                       2005      1.078          1.114          8,419,713

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.885          0.868                 --
                                                       2005      0.779          0.885            280,013

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.590          1.432            586,606
                                                       2010      1.440          1.590          1,521,615
                                                       2009      1.024          1.440          1,685,854
                                                       2008      1.683          1.024          1,701,497
                                                       2007      1.483          1.683          1,788,604
                                                       2006      1.246          1.483            867,958
                                                       2005      1.106          1.246            495,772

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.350          1.277          1,738,663
                                                       2010      1.152          1.350          3,427,698
                                                       2009      0.836          1.152          3,617,677
                                                       2008      1.510          0.836          3,729,582
                                                       2007      1.361          1.510          4,736,887
                                                       2006      1.249          1.361          2,718,878
                                                       2005      1.088          1.249          2,335,414

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.169          1.134          1,011,485
                                                       2010      1.062          1.169          2,001,239
                                                       2009      0.819          1.062          1,788,504
                                                       2008      1.334          0.819          1,698,847
                                                       2007      1.285          1.334          2,382,237
                                                       2006      1.129          1.285          1,174,760
                                                       2005      1.080          1.129            848,868

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.379          2.357                 --
                                                       2005      2.037          2.379          7,188,629

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.741          2.282                 --
                                                       2005      1.644          1.741            563,321

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.305          1.250                 --
                                                       2007      1.233          1.305          2,194,071
                                                       2006      1.071          1.233          2,449,391
                                                       2005      1.039          1.071          3,623,348

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.259          1.190                 --
                                                       2007      1.432          1.259          3,785,017
                                                       2006      1.397          1.432          4,848,204
                                                       2005      1.336          1.397          6,052,230

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.550          1.489          1,306,030
                                                       2010      1.342          1.550          2,397,318
                                                       2009      1.002          1.342          2,360,526
                                                       2008      1.770          1.002          2,305,152
                                                       2007      1.527          1.770          2,871,134
                                                       2006      1.387          1.527          2,160,030
                                                       2005      1.203          1.387          1,744,856

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.379          2.096          1,095,112
                                                       2010      1.873          2.379          2,307,267
                                                       2009      1.356          1.873          2,195,655
                                                       2008      2.273          1.356          2,299,624
                                                       2007      1.995          2.273          3,396,263
                                                       2006      1.796          1.995          2,717,256
                                                       2005      1.540          1.796          3,005,479

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2011      1.215          1.143            296,821
                                                       2010      0.964          1.215            563,723
                                                       2009      0.679          0.964            578,699
                                                       2008      1.196          0.679            591,430
                                                       2007      1.088          1.196            728,317
                                                       2006      1.013          1.088            659,806
                                                       2005      0.978          1.013            796,382

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.460          1.707                 --
                                                       2005      1.336          1.460            295,550

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.354          2.789            403,575
                                                       2010      2.887          3.354            920,185
                                                       2009      1.693          2.887          1,031,411
                                                       2008      3.623          1.693            992,574
                                                       2007      2.847          3.623          1,495,640
                                                       2006      2.249          2.847            879,961
                                                       2005      1.787          2.249            650,950

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.468          1.297            627,988
                                                       2010      1.371          1.468          1,438,619
                                                       2009      1.012          1.371          1,377,122
                                                       2008      1.719          1.012          1,614,440
                                                       2007      1.507          1.719          2,065,246
                                                       2006      1.256          1.507          1,393,677
                                                       2005      1.153          1.256          1,280,071

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.664          0.645            997,489
                                                       2010      0.535          0.664          2,098,439
                                                       2009      0.375          0.535          2,563,550
                                                       2008      0.676          0.375          2,701,046
                                                       2007      0.562          0.676          3,769,349
                                                       2006      0.502          0.562          3,117,374
                                                       2005      0.453          0.502          4,621,566

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.836          0.896                 --
                                                       2005      0.755          0.836            536,216

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.560          1.757                 --
                                                       2005      1.518          1.560            225,118

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2011      1.845          1.693            258,834
                                                       2010      1.495          1.845            550,421
                                                       2009      1.139          1.495            694,486
                                                       2008      1.799          1.139            831,829
                                                       2007      1.869          1.799          1,237,679
                                                       2006      1.698          1.869          1,431,951
                                                       2005      1.612          1.698          1,517,390

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      2.007          2.086            316,517
                                                       2010      1.822          2.007            979,162
                                                       2009      1.379          1.822            990,690
                                                       2008      1.813          1.379          1,111,634
                                                       2007      1.806          1.813          1,724,627
                                                       2006      1.773          1.806          2,189,826
                                                       2005      1.763          1.773          2,887,081

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.133          2.390                 --
                                                       2010      2.007          2.133          1,464,347
                                                       2009      1.553          2.007          1,571,710
                                                       2008      2.781          1.553          2,166,454
                                                       2007      2.754          2.781          3,240,480
                                                       2006      2.288          2.754          4,265,798
                                                       2005      2.141          2.288          5,056,111

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.110          1.163                 --
                                                       2006      0.999          1.110            166,387
                                                       2005      0.974          0.999            240,286

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.973          1.037                 --

  Funding Options not listed above had no amounts
  allocated to them or were not available as of
  December 31, 2011..................................  2006      0.917          0.973          2,175,821
                                                       2005      0.873          0.917          3,037,270

Legg Mason Partners Variable Equity Trust
  Variable Funding Option mergers and substitutions
  that occurred between January 1, 2005 and December
  31, 2011 are displayed below. Please see Appendix B
  for more information on Variable Funding Option
  mergers, substitutions and other changes...........  2011      1.071          1.085          3,332,686
                                                       2010      0.867          1.071          7,481,745
                                                       2009      0.652          0.867          8,943,247
                                                       2008      1.108          0.652         10,579,021
                                                       2007      1.105          1.108         16,511,250
                                                       2006      1.028          1.105         18,122,589
                                                       2005      0.932          1.028         19,883,127

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.468          1.489            778,350
                                                       2010      1.319          1.468          1,672,270
                                                       2009      1.094          1.319          2,187,318
                                                       2008      1.566          1.094          2,765,918
                                                       2007      1.462          1.566          3,702,559
                                                       2006      1.288          1.462          3,840,699
                                                       2005      1.250          1.288          4,989,250

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.269          1.353            405,804
                                                       2010      1.144          1.269            662,227
                                                       2009      0.942          1.144            621,507
                                                       2008      1.467          0.942          1,056,578
                                                       2007      1.456          1.467          1,989,956

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      0.883          0.819          1,337,263
                                                       2010      0.767          0.883          2,094,228
                                                       2009      0.600          0.767          2,066,524
                                                       2008      0.957          0.600          2,580,673
                                                       2007      1.005          0.957          3,340,881
                                                       2006      1.005          1.005                 --
                                                       2005      1.005          1.005                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.657          1.627            333,536
                                                       2010      1.527          1.657            662,287
                                                       2009      1.085          1.527            759,254
                                                       2008      1.752          1.085          1,245,864
                                                       2007      1.684          1.752          2,161,211
                                                       2006      1.629          1.684          2,313,422
                                                       2005      1.567          1.629          3,006,425

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.528          1.584            363,040
                                                       2010      1.413          1.528            850,498
                                                       2009      1.148          1.413          1,158,869
                                                       2008      1.805          1.148          1,391,111
                                                       2007      1.759          1.805          2,673,586
                                                       2006      1.505          1.759          3,480,461
                                                       2005      1.430          1.505          4,900,506

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.428          1.430            195,286
                                                       2010      1.154          1.428            407,878
                                                       2009      0.818          1.154            534,450
                                                       2008      1.397          0.818            595,684
                                                       2007      1.352          1.397            813,333

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.814          0.793                 --
                                                       2008      1.317          0.814          3,252,962
                                                       2007      1.271          1.317          5,341,167
                                                       2006      1.117          1.271          4,940,212
                                                       2005      1.085          1.117          8,117,520

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.297          1.281            172,264
                                                       2010      1.170          1.297            250,443
                                                       2009      0.964          1.170            398,753
                                                       2008      1.304          0.964            657,760
                                                       2007      1.190          1.304          1,040,849
                                                       2006      1.119          1.190            941,282
                                                       2005      1.085          1.119            951,069

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.015          1.004                 --
                                                       2010      0.941          1.015            420,282
                                                       2009      0.811          0.941            413,773
                                                       2008      1.041          0.811            328,180
                                                       2007      1.040          1.041            216,147
                                                       2006      1.011          1.040            194,793
                                                       2005      0.999          1.011            133,365

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2011      1.505          1.537                 --
                                                       2010      1.366          1.505            282,086
                                                       2009      1.158          1.366            310,109
                                                       2008      1.357          1.158            334,030
                                                       2007      1.347          1.357            595,911
                                                       2006      1.293          1.347            390,972
                                                       2005      1.276          1.293            770,196

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      1.990          2.000            308,755
                                                       2010      1.752          1.990            650,316
                                                       2009      1.140          1.752            616,959
                                                       2008      1.668          1.140            619,008
                                                       2007      1.689          1.668            879,643
                                                       2006      1.545          1.689          1,115,249
                                                       2005      1.506          1.545          1,378,708

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.229          1.224                 --
                                                       2009      1.241          1.229         12,762,892
                                                       2008      1.224          1.241         16,985,237
                                                       2007      1.181          1.224         18,903,790
                                                       2006      1.143          1.181         19,398,431
                                                       2005      1.125          1.143         22,223,914

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.287          1.376                 --
                                                       2006      1.154          1.287            720,717
                                                       2005      1.113          1.154            755,078

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.260          2.374                 --
                                                       2006      1.937          2.260          1,730,108
                                                       2005      1.884          1.937          1,952,120

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.419          1.462                 --
                                                       2006      1.276          1.419          2,112,501
                                                       2005      1.250          1.276          2,583,391

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.309          1.363                 --
                                                       2006      1.130          1.309          1,283,422
                                                       2005      1.108          1.130            936,476

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.378          1.520                 --
                                                       2006      1.242          1.378            842,446
                                                       2005      1.162          1.242          1,068,892

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.628          2.536                 --
                                                       2007      2.508          2.628            630,126
                                                       2006      2.627          2.508            635,313

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.721          1.745            290,953
                                                       2010      1.499          1.721            644,252
                                                       2009      1.029          1.499            463,145
                                                       2008      1.373          1.029            526,284
                                                       2007      1.352          1.373            725,156
                                                       2006      1.279          1.352            479,739

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.196                 --
                                                       2006      1.073          1.139            583,463

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.973          0.963            272,020
                                                       2010      0.874          0.973            668,719
                                                       2009      0.742          0.874            483,318
                                                       2008      1.198          0.742            491,059
                                                       2007      1.186          1.198            621,422

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.912          0.854            440,717
                                                       2010      0.794          0.912          1,087,199
                                                       2009      0.595          0.794          1,236,708
                                                       2008      1.030          0.595            996,672
                                                       2007      1.223          1.030          1,194,039
                                                       2006      1.003          1.223          1,366,730

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.728          1.468            779,737
                                                       2010      1.499          1.728          1,646,698
                                                       2009      0.976          1.499          2,049,145
                                                       2008      1.666          0.976          2,147,433
                                                       2007      1.700          1.666          3,383,241
                                                       2006      1.539          1.700          3,707,912

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.751          2.519            947,150
                                                       2010      2.539          2.751          2,253,638
                                                       2009      1.794          2.539          2,709,138
                                                       2008      3.123          1.794          3,474,381
                                                       2007      2.423          3.123          4,387,779
                                                       2006      2.357          2.423          4,882,564

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.649          2.483             90,274
                                                       2010      2.175          2.649            390,361
                                                       2009      1.605          2.175            432,010
                                                       2008      2.531          1.605            441,896

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.487          1.540            193,512
                                                       2010      1.330          1.487            577,176
                                                       2009      0.982          1.330            471,414
                                                       2008      1.217          0.982            393,134
                                                       2007      1.153          1.217            753,584
                                                       2006      1.097          1.153            587,624

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.285          1.223            364,708
                                                       2010      1.036          1.285            669,933
                                                       2009      0.829          1.036            695,285
                                                       2008      1.370          0.829            785,878
                                                       2007      1.505          1.370          1,258,998

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.764          0.727                 --
                                                       2008      1.349          0.764          2,502,205
                                                       2007      1.220          1.349          4,231,792
                                                       2006      1.231          1.220          5,869,215

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.392          1.974            558,064

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.024          0.878            381,535

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.749          1.783          1,024,401
                                                       2010      1.637          1.749          2,735,065
                                                       2009      1.465          1.637          2,701,876

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.553          1.465             57,813
                                                       2010      1.353          1.553             54,490
                                                       2009      1.105          1.353             55,915
                                                       2008      1.665          1.105             59,627
                                                       2007      1.605          1.665             45,109
                                                       2006      1.489          1.605             56,873

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.237          2.291            286,182
                                                       2010      2.018          2.237            561,712
                                                       2009      1.535          2.018            591,980
                                                       2008      1.740          1.535            571,953
                                                       2007      1.652          1.740            609,762
                                                       2006      1.590          1.652            404,899

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.941          0.892          2,155,714
                                                       2010      0.814          0.941          4,543,241
                                                       2009      0.695          0.814          4,813,907
                                                       2008      1.105          0.695          5,771,799
                                                       2007      1.079          1.105          8,236,382
                                                       2006      1.001          1.079          8,652,586

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.766          1.588            419,458
                                                       2010      1.490          1.766            982,639
                                                       2009      1.193          1.490          1,164,909
                                                       2008      1.720          1.193          1,304,727
                                                       2007      1.796          1.720          1,772,826
                                                       2006      1.757          1.796            292,039

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.497          1.458            183,048
                                                       2010      1.319          1.497            658,049
                                                       2009      1.054          1.319            604,024

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.333          1.377                 --
                                                       2006      1.294          1.333          2,532,392
                                                       2005      1.283          1.294          2,132,297

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.150          1.235                 --
                                                       2006      0.920          1.150          2,124,768
                                                       2005      0.812          0.920          1,967,663

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.140          1.191                 --
                                                       2006      1.025          1.140          2,033,614
                                                       2005      0.972          1.025          1,662,132

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.344          1.343                 --
                                                       2006      1.196          1.344          2,176,793
                                                       2005      1.129          1.196          2,194,715

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.591          1.690            812,298
                                                       2010      1.518          1.591          1,367,040
                                                       2009      1.461          1.518          1,203,516
                                                       2008      1.395          1.461          1,292,994
                                                       2007      1.376          1.395          1,601,633

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.669          0.640            719,971
                                                       2010      0.588          0.669          2,574,969
                                                       2009      0.399          0.588          3,210,923
                                                       2008      0.744          0.399          3,203,312
                                                       2007      0.625          0.744          5,081,907
                                                       2006      0.639          0.625          5,004,583

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.683          1.772            368,174
                                                       2010      1.572          1.683            563,347
                                                       2009      1.454          1.572            602,663
                                                       2008      1.523          1.454            682,743
                                                       2007      1.451          1.523          1,129,630
                                                       2006      1.393          1.451          1,486,616

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.559          1.403            740,968
                                                       2010      1.317          1.559          2,223,954
                                                       2009      1.043          1.317          2,646,108

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.215          1.200          4,877,946
                                                       2010      1.224          1.215          9,754,769

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.113          1.055            531,533
                                                       2010      1.006          1.113            993,305
                                                       2009      0.771          1.006          1,076,853
                                                       2008      1.246          0.771          1,316,898

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.972          1.015                 (0)
                                                       2008      1.782          0.972          2,015,573
                                                       2007      1.735          1.782          2,922,807
                                                       2006      1.707          1.735          3,628,587

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.768          1.638            194,836
                                                       2010      1.563          1.768            451,165
                                                       2009      1.300          1.563            560,037
                                                       2008      2.157          1.300            820,553
                                                       2007      2.098          2.157          1,369,995
                                                       2006      2.039          2.098          1,594,139

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.861          0.853             74,362
                                                       2010      0.783          0.861            382,498
                                                       2009      0.568          0.783            396,634
                                                       2008      0.855          0.568            382,441

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.946          1.027                 --
                                                       2010      0.828          0.946            700,799
                                                       2009      0.637          0.828            781,455
                                                       2008      1.083          0.637            825,841
                                                       2007      1.061          1.083            305,981
                                                       2006      1.000          1.061             40,037

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.193          1.218            341,086
                                                       2010      1.098          1.193            457,731
                                                       2009      0.922          1.098            503,862
                                                       2008      1.089          0.922            447,082
                                                       2007      1.044          1.089            197,618
                                                       2006      1.000          1.044                509

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.134          1.133            443,817
                                                       2010      1.029          1.134            401,622
                                                       2009      0.842          1.029            506,575
                                                       2008      1.087          0.842            365,673
                                                       2007      1.050          1.087            223,737
                                                       2006      1.000          1.050              1,220

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.073          1.045            298,314
                                                       2010      0.959          1.073            710,685
                                                       2009      0.767          0.959          1,101,943
                                                       2008      1.088          0.767          1,112,599
                                                       2007      1.055          1.088            735,496
                                                       2006      1.000          1.055             24,806

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      1.008          0.959            688,664
                                                       2010      0.890          1.008          1,232,590
                                                       2009      0.698          0.890          1,445,536
                                                       2008      1.088          0.698          1,433,738
                                                       2007      1.060          1.088            686,969
                                                       2006      1.000          1.060            149,555

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.059          1.066          1,644,108
                                                       2010      0.934          1.059          2,893,382
                                                       2009      0.749          0.934          3,064,717
                                                       2008      1.205          0.749            999,544
                                                       2007      1.214          1.205          1,374,390

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.213          2.235            939,324
                                                       2010      2.038          2.213          2,225,993
                                                       2009      1.743          2.038          2,493,349
                                                       2008      2.271          1.743          2,895,676
                                                       2007      2.206          2.271          4,884,518
                                                       2006      2.058          2.206          4,985,934

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.320          1.316            363,041
                                                       2010      1.199          1.320            830,462
                                                       2009      1.005          1.199            817,971
                                                       2008      1.507          1.005            883,603
                                                       2007      1.417          1.507          1,087,140
                                                       2006      1.279          1.417            682,895

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      0.947          0.819            381,641
                                                       2010      0.886          0.947            886,835
                                                       2009      0.697          0.886          1,073,691
                                                       2008      1.217          0.697          1,210,744
                                                       2007      1.247          1.217          1,805,765

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.368          1.296            502,270
                                                       2010      1.091          1.368          1,803,448
                                                       2009      0.876          1.091          1,585,016
                                                       2008      1.333          0.876          1,617,701
                                                       2007      1.372          1.333          2,346,680

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.080          1.053            396,069
                                                       2010      0.936          1.080            758,774
                                                       2009      0.662          0.936            723,775
                                                       2008      1.156          0.662            687,710
                                                       2007      1.072          1.156            918,916
                                                       2006      0.998          1.072            731,465

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.432          1.435          1,269,161
                                                       2010      1.076          1.432          1,744,502
                                                       2009      0.786          1.076          1,658,903
                                                       2008      1.192          0.786          2,443,934

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.540          1.563             79,484

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.198          1.250            551,113
                                                       2010      1.144          1.198          1,295,021
                                                       2009      1.108          1.144          1,210,019
                                                       2008      1.124          1.108          1,205,522
                                                       2007      1.088          1.124          1,691,731
                                                       2006      1.049          1.088          1,962,375

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.123          1.189                 --
                                                       2005      1.075          1.123          1,017,937

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.412          1.461                 --
                                                       2008      1.364          1.412          3,413,204
                                                       2007      1.269          1.364          3,413,379
                                                       2006      1.237          1.269          2,913,815
                                                       2005      1.222          1.237          3,700,080

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.989          2.127                 --
                                                       2006      1.717          1.989          1,162,094
                                                       2005      1.623          1.717          1,257,929

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.155          1.231                 --
                                                       2005      1.075          1.155          8,956,855

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.028          1.097                 --
                                                       2005      1.037          1.028            130,864

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.402          2.627                 --
                                                       2005      2.162          2.402            992,780

  Travelers Equity Income Subaccount (10/96).........  2006      1.938          2.039                 --
                                                       2005      1.878          1.938          2,002,181

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.246          1.279                 --
                                                       2005      1.230          1.246            954,262

  Travelers Large Cap Subaccount (9/96)..............  2006      1.655          1.707                 --
                                                       2005      1.541          1.655          2,976,270

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.009          1.073                 --
                                                       2005      0.911          1.009            706,664

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.603          0.639                 --
                                                       2005      0.592          0.603          6,955,206

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.991          2.058                 --
                                                       2005      1.958          1.991          6,335,268

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.182          1.279                 --
                                                       2005      1.124          1.182            352,618

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.338          1.539                 --
                                                       2005      1.236          1.338          3,900,613

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.401          1.489                 --
                                                       2005      1.338          1.401             63,532

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.572          1.590                 --
                                                       2005      1.535          1.572            333,790

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.404          1.393                 --
                                                       2005      1.398          1.404          1,800,862

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.642          1.715                 --
                                                       2005      1.628          1.642          2,148,959

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.086          1.049                 --
                                                       2005      1.054          1.086          2,874,712

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.050          1.020                 --
                                                       2008      1.655          1.050            605,115
                                                       2007      1.715          1.655            759,279
                                                       2006      1.496          1.715            634,957
                                                       2005      1.454          1.496            413,091





                     UGVA -- SEPARATE ACCOUNT CHARGES 1.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.454          1.454                 --
                                                       2005      1.441          1.454                 --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      2.923          2.923                 --
                                                       2005      2.923          2.923                 --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.887          0.847                 --
                                                       2007      0.771          0.887          1,405,023
                                                       2006      0.761          0.771          1,289,357
                                                       2005      0.716          0.761          1,410,013

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.112          1.164                 --
                                                       2005      1.077          1.112         36,883,407

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.880          0.864                 --
                                                       2005      0.777          0.880          1,525,982

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.580          1.421          4,633,360
                                                       2010      1.432          1.580          6,581,997
                                                       2009      1.020          1.432          7,233,676
                                                       2008      1.677          1.020          7,223,731
                                                       2007      1.479          1.677          6,649,362
                                                       2006      1.244          1.479          4,587,546
                                                       2005      1.105          1.244          3,061,076

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.342          1.268          7,135,632
                                                       2010      1.145          1.342         11,476,422
                                                       2009      0.832          1.145         13,545,511
                                                       2008      1.505          0.832         13,051,970
                                                       2007      1.357          1.505         13,601,883
                                                       2006      1.247          1.357         10,628,006
                                                       2005      1.087          1.247          6,122,667

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.162          1.126          4,705,041
                                                       2010      1.056          1.162          7,285,383
                                                       2009      0.815          1.056          7,547,697
                                                       2008      1.329          0.815          7,772,558
                                                       2007      1.282          1.329          8,105,106
                                                       2006      1.127          1.282          7,235,979
                                                       2005      1.079          1.127          7,466,608

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.348          2.325                 --
                                                       2005      2.012          2.348         38,316,442

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.736          2.273                 --
                                                       2005      1.641          1.736          4,078,473

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.291          1.237                 31
                                                       2007      1.221          1.291          9,406,157
                                                       2006      1.062          1.221         12,186,134
                                                       2005      1.031          1.062         15,118,185

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.245          1.177                 --
                                                       2007      1.419          1.245         11,758,919
                                                       2006      1.385          1.419         15,844,520
                                                       2005      1.326          1.385         19,865,885

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.535          1.473          5,164,998
                                                       2010      1.330          1.535          7,733,255
                                                       2009      0.995          1.330          9,265,313
                                                       2008      1.758          0.995          9,902,998
                                                       2007      1.519          1.758         11,065,817
                                                       2006      1.381          1.519         10,457,630
                                                       2005      1.199          1.381          7,904,103

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.356          2.074          4,581,677
                                                       2010      1.857          2.356          7,667,248
                                                       2009      1.346          1.857          9,000,472
                                                       2008      2.258          1.346          9,951,621
                                                       2007      1.983          2.258         12,076,657
                                                       2006      1.788          1.983         13,786,295
                                                       2005      1.534          1.788         12,661,665

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2011      1.204          1.131          1,395,992
                                                       2010      0.955          1.204          1,969,799
                                                       2009      0.674          0.955          2,258,515
                                                       2008      1.188          0.674          2,275,901
                                                       2007      1.082          1.188          2,833,281
                                                       2006      1.008          1.082          2,599,845
                                                       2005      0.975          1.008          2,633,975

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                 --
                                                       2005      1.334          1.456          1,527,395

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.328          2.765          1,689,050
                                                       2010      2.868          3.328          3,010,383
                                                       2009      1.683          2.868          3,541,673
                                                       2008      3.606          1.683          3,437,310
                                                       2007      2.837          3.606          4,728,324
                                                       2006      2.244          2.837          4,154,839
                                                       2005      1.784          2.244          3,342,105

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.459          1.287          2,393,096
                                                       2010      1.363          1.459          3,982,079
                                                       2009      1.008          1.363          4,815,991
                                                       2008      1.712          1.008          5,208,729
                                                       2007      1.503          1.712          5,436,208
                                                       2006      1.253          1.503          5,273,068
                                                       2005      1.153          1.253          3,915,005

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.657          0.637          7,464,584
                                                       2010      0.530          0.657         12,963,279
                                                       2009      0.372          0.530         13,437,706
                                                       2008      0.671          0.372         16,060,416
                                                       2007      0.558          0.671         17,888,407
                                                       2006      0.499          0.558         18,458,976
                                                       2005      0.451          0.499         21,940,688

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.832          0.890                 --
                                                       2005      0.751          0.832          2,980,527

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.556          1.751                 --
                                                       2005      1.516          1.556          1,138,203

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2011      1.828          1.676            535,368
                                                       2010      1.482          1.828          1,070,940
                                                       2009      1.130          1.482          1,345,432
                                                       2008      1.787          1.130          1,502,662
                                                       2007      1.858          1.787          1,588,592
                                                       2006      1.690          1.858          2,152,662
                                                       2005      1.606          1.690          2,379,898

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      1.971          2.047          1,948,627
                                                       2010      1.791          1.971          4,033,414
                                                       2009      1.357          1.791          4,884,811
                                                       2008      1.786          1.357          5,402,814
                                                       2007      1.781          1.786          6,142,790
                                                       2006      1.750          1.781          6,517,632
                                                       2005      1.742          1.750          8,590,975

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.094          2.346                 --
                                                       2010      1.973          2.094          9,096,637
                                                       2009      1.528          1.973         12,052,664
                                                       2008      2.739          1.528         14,110,046
                                                       2007      2.715          2.739         18,139,480
                                                       2006      2.258          2.715         21,753,783
                                                       2005      2.115          2.258         24,634,141

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.104          1.156                 --
                                                       2006      0.994          1.104            553,921
                                                       2005      0.970          0.994            491,009

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.968          1.031                 --
                                                       2006      0.913          0.968          7,848,059
                                                       2005      0.870          0.913          9,943,374

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2011      1.060          1.072          8,897,041
                                                       2010      0.859          1.060         20,678,263
                                                       2009      0.647          0.859         26,443,516
                                                       2008      1.099          0.647         31,284,102
                                                       2007      1.097          1.099         40,211,644
                                                       2006      1.022          1.097         45,313,401
                                                       2005      0.927          1.022         56,480,312

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.449          1.467          4,459,451
                                                       2010      1.303          1.449          6,789,393
                                                       2009      1.081          1.303          8,447,866
                                                       2008      1.550          1.081         10,790,656
                                                       2007      1.448          1.550         12,360,673
                                                       2006      1.278          1.448         15,988,942
                                                       2005      1.241          1.278         18,272,296

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.252          1.334          1,566,940
                                                       2010      1.130          1.252          2,876,435
                                                       2009      0.932          1.130          3,588,547
                                                       2008      1.452          0.932          4,591,099
                                                       2007      1.443          1.452          6,028,733

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      0.877          0.812          3,884,818
                                                       2010      0.762          0.877          5,865,471
                                                       2009      0.597          0.762          6,950,854
                                                       2008      0.953          0.597          8,042,453
                                                       2007      1.002          0.953         10,360,867
                                                       2006      1.002          1.002                 --
                                                       2005      1.002          1.002                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.636          1.604          1,499,097
                                                       2010      1.509          1.636          2,460,724
                                                       2009      1.074          1.509          2,869,982
                                                       2008      1.735          1.074          3,549,913
                                                       2007      1.669          1.735          4,551,549
                                                       2006      1.616          1.669          6,380,597
                                                       2005      1.556          1.616          7,794,578

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.509          1.563          2,060,472
                                                       2010      1.396          1.509          3,965,082
                                                       2009      1.136          1.396          5,243,621
                                                       2008      1.788          1.136          6,626,008
                                                       2007      1.743          1.788          8,541,695
                                                       2006      1.493          1.743         10,862,446
                                                       2005      1.420          1.493         12,985,232

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.414          1.415            949,874
                                                       2010      1.144          1.414          1,356,167
                                                       2009      0.812          1.144          1,867,734
                                                       2008      1.388          0.812          1,990,008
                                                       2007      1.344          1.388          2,018,369

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.810          0.789                 25
                                                       2008      1.312          0.810          8,979,331
                                                       2007      1.267          1.312         11,416,023
                                                       2006      1.115          1.267         16,157,797
                                                       2005      1.084          1.115         18,631,913

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.288          1.271            645,319
                                                       2010      1.163          1.288          1,146,284
                                                       2009      0.959          1.163          1,422,817
                                                       2008      1.300          0.959          2,055,437
                                                       2007      1.187          1.300          2,122,971
                                                       2006      1.117          1.187          3,360,765
                                                       2005      1.084          1.117          4,049,355

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.008          0.997                 --
                                                       2010      0.935          1.008            855,056
                                                       2009      0.807          0.935            582,646
                                                       2008      1.037          0.807            324,976
                                                       2007      1.036          1.037            512,534
                                                       2006      1.009          1.036            286,123
                                                       2005      0.998          1.009            217,008

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2011      1.485          1.516                 (0)
                                                       2010      1.349          1.485            741,254
                                                       2009      1.145          1.349            949,037
                                                       2008      1.343          1.145          1,125,649
                                                       2007      1.334          1.343          1,446,791
                                                       2006      1.283          1.334          1,789,324
                                                       2005      1.267          1.283          2,087,820

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      1.963          1.971          1,518,947
                                                       2010      1.731          1.963          2,092,112
                                                       2009      1.127          1.731          2,325,267
                                                       2008      1.651          1.127          2,549,809
                                                       2007      1.673          1.651          3,462,978
                                                       2006      1.532          1.673          4,250,443
                                                       2005      1.495          1.532          4,744,978

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.214          1.209                  0
                                                       2009      1.227          1.214         44,192,985
                                                       2008      1.212          1.227         55,466,313
                                                       2007      1.170          1.212         51,040,688
                                                       2006      1.133          1.170         56,106,472
                                                       2005      1.116          1.133         57,921,096

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.280          1.367                 --
                                                       2006      1.149          1.280          2,258,192
                                                       2005      1.109          1.149          2,324,426

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.240          2.352                  0
                                                       2006      1.921          2.240          5,849,786
                                                       2005      1.871          1.921          6,618,937

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.407          1.449                 --
                                                       2006      1.266          1.407          7,758,290
                                                       2005      1.241          1.266         10,113,092

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                 --
                                                       2006      1.128          1.306          5,577,051
                                                       2005      1.107          1.128          5,215,295

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                 --
                                                       2006      1.240          1.374          2,911,819
                                                       2005      1.161          1.240          2,999,591

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.602          2.510                 --
                                                       2007      2.485          2.602          3,052,454
                                                       2006      2.605          2.485          3,299,642

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      2.117          2.145          1,007,187
                                                       2010      1.845          2.117          1,581,266
                                                       2009      1.269          1.845          1,880,434
                                                       2008      1.694          1.269          1,631,276
                                                       2007      1.670          1.694          1,838,373
                                                       2006      1.581          1.670          2,151,530

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.128          1.184                 --
                                                       2006      1.063          1.128          1,990,654

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.959          0.949            835,598
                                                       2010      0.863          0.959          1,709,339
                                                       2009      0.734          0.863          2,207,860
                                                       2008      1.186          0.734          2,289,294
                                                       2007      1.174          1.186          2,235,249

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.908          0.849          3,803,428
                                                       2010      0.791          0.908          5,336,585
                                                       2009      0.593          0.791          5,709,423
                                                       2008      1.028          0.593          6,234,647
                                                       2007      1.223          1.028          7,079,652
                                                       2006      1.003          1.223          8,899,276

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.697          1.441          3,624,797
                                                       2010      1.473          1.697          6,288,870
                                                       2009      0.960          1.473          7,629,665
                                                       2008      1.641          0.960          8,963,488
                                                       2007      1.677          1.641         11,259,951
                                                       2006      1.519          1.677         12,752,604

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.702          2.472          8,570,438
                                                       2010      2.495          2.702         13,454,878
                                                       2009      1.765          2.495         16,196,897
                                                       2008      3.076          1.765         19,448,828
                                                       2007      2.389          3.076         22,842,603
                                                       2006      2.325          2.389         28,718,428

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.614          2.448          1,472,819
                                                       2010      2.149          2.614          1,924,745
                                                       2009      1.587          2.149          2,052,042
                                                       2008      2.505          1.587          2,394,589

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.477          1.529            725,588
                                                       2010      1.322          1.477          1,229,116
                                                       2009      0.977          1.322          1,850,341
                                                       2008      1.213          0.977          1,591,966
                                                       2007      1.150          1.213          1,698,046
                                                       2006      1.095          1.150            960,420

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.277          1.214          1,324,942
                                                       2010      1.030          1.277          2,165,806
                                                       2009      0.825          1.030          2,543,891
                                                       2008      1.365          0.825          2,542,493
                                                       2007      1.500          1.365          2,902,980

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.761          0.724                 --
                                                       2008      1.344          0.761         11,542,998
                                                       2007      1.216          1.344         14,814,033
                                                       2006      1.229          1.216         18,754,656

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.348          1.936          5,573,159

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.019          0.873          4,319,390

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.733          1.765          6,434,557
                                                       2010      1.623          1.733          9,909,314
                                                       2009      1.453          1.623         11,426,387

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.541          1.452            192,178
                                                       2010      1.344          1.541            346,278
                                                       2009      1.099          1.344            369,786
                                                       2008      1.657          1.099            354,503
                                                       2007      1.599          1.657            324,106
                                                       2006      1.484          1.599            377,143

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.197          2.247          1,537,711
                                                       2010      1.984          2.197          2,566,007
                                                       2009      1.510          1.984          3,222,141
                                                       2008      1.714          1.510          3,288,656
                                                       2007      1.629          1.714          3,300,196
                                                       2006      1.569          1.629          3,363,666

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.936          0.887         10,810,815
                                                       2010      0.811          0.936         19,851,521
                                                       2009      0.694          0.811         24,012,047
                                                       2008      1.104          0.694         29,123,216
                                                       2007      1.078          1.104         36,350,314
                                                       2006      1.001          1.078         40,266,815

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.752          1.574          3,770,904
                                                       2010      1.481          1.752          5,509,443
                                                       2009      1.186          1.481          6,406,176
                                                       2008      1.712          1.186          7,570,132
                                                       2007      1.789          1.712          9,093,181
                                                       2006      1.751          1.789          1,727,327

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.486          1.445            887,062
                                                       2010      1.310          1.486          1,835,375
                                                       2009      1.048          1.310          1,987,813

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.325          1.367                 --
                                                       2006      1.287          1.325          3,405,566
                                                       2005      1.277          1.287          3,882,252

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.143          1.226                 --
                                                       2006      0.915          1.143          3,264,356
                                                       2005      0.809          0.915          2,592,729

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.134          1.184                 --
                                                       2006      1.020          1.134          2,650,426
                                                       2005      0.969          1.020          2,796,737

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.335          1.333                 --
                                                       2006      1.190          1.335          3,230,006
                                                       2005      1.124          1.190          3,793,677

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.574          1.671            732,436
                                                       2010      1.504          1.574          1,671,021
                                                       2009      1.449          1.504          2,585,296
                                                       2008      1.385          1.449          2,900,857
                                                       2007      1.366          1.385          3,253,311

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.663          0.634          8,084,131
                                                       2010      0.583          0.663         12,172,827
                                                       2009      0.396          0.583         13,770,208
                                                       2008      0.739          0.396         17,292,919
                                                       2007      0.622          0.739         21,314,773
                                                       2006      0.635          0.622         26,974,032

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.657          1.743          2,500,569
                                                       2010      1.549          1.657          3,555,138
                                                       2009      1.434          1.549          4,443,106
                                                       2008      1.504          1.434          4,637,374
                                                       2007      1.434          1.504          5,058,358
                                                       2006      1.377          1.434          5,969,967

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.531          1.376          7,570,122
                                                       2010      1.295          1.531         13,491,637
                                                       2009      1.026          1.295         17,493,502

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.198          1.183         21,398,194
                                                       2010      1.209          1.198         33,699,027

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.098          1.040          3,626,884
                                                       2010      0.993          1.098          5,368,233
                                                       2009      0.762          0.993          6,327,133
                                                       2008      1.232          0.762          7,242,930

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.956          0.999                 --
                                                       2008      1.756          0.956         12,999,765
                                                       2007      1.711          1.756         15,292,046
                                                       2006      1.685          1.711         19,928,589

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.737          1.607          2,765,167
                                                       2010      1.537          1.737          4,791,217
                                                       2009      1.280          1.537          5,467,523
                                                       2008      2.126          1.280          5,877,625
                                                       2007      2.069          2.126          6,602,563
                                                       2006      2.013          2.069          8,131,076

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.853          0.844            966,333
                                                       2010      0.776          0.853          1,064,480
                                                       2009      0.564          0.776          1,311,531
                                                       2008      0.849          0.564          1,204,437

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.942          1.022                 --
                                                       2010      0.825          0.942          4,893,604
                                                       2009      0.636          0.825          5,061,384
                                                       2008      1.081          0.636          5,537,308
                                                       2007      1.061          1.081          4,221,614
                                                       2006      1.000          1.061          1,958,944

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.188          1.211          2,990,464
                                                       2010      1.093          1.188          3,678,320
                                                       2009      0.919          1.093          3,051,789
                                                       2008      1.088          0.919          2,133,622
                                                       2007      1.044          1.088          1,162,306
                                                       2006      1.000          1.044            383,115

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.129          1.126          2,667,434
                                                       2010      1.026          1.129          2,874,192
                                                       2009      0.840          1.026          2,872,537
                                                       2008      1.086          0.840          2,776,858
                                                       2007      1.049          1.086          2,291,363
                                                       2006      1.000          1.049            883,128

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.068          1.039         15,109,022
                                                       2010      0.956          1.068         17,557,990
                                                       2009      0.765          0.956         15,625,705
                                                       2008      1.086          0.765         15,069,930
                                                       2007      1.055          1.086         11,330,342
                                                       2006      1.000          1.055          3,589,386

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      1.004          0.953         11,809,727
                                                       2010      0.886          1.004         13,650,455
                                                       2009      0.696          0.886         13,663,307
                                                       2008      1.086          0.696         11,733,669
                                                       2007      1.060          1.086          9,455,372
                                                       2006      1.000          1.060          5,640,976

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.049          1.055          9,016,727
                                                       2010      0.926          1.049         14,424,993
                                                       2009      0.743          0.926          8,207,661
                                                       2008      1.197          0.743          2,598,146
                                                       2007      1.206          1.197          2,959,712

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.173          2.192          6,398,691
                                                       2010      2.004          2.173         10,017,498
                                                       2009      1.715          2.004         11,933,566
                                                       2008      2.236          1.715         14,963,634
                                                       2007      2.175          2.236         19,448,863
                                                       2006      2.031          2.175         23,285,509

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.312          1.306          2,112,750
                                                       2010      1.193          1.312          3,278,631
                                                       2009      1.000          1.193          3,622,554
                                                       2008      1.501          1.000          3,456,678
                                                       2007      1.413          1.501          2,763,653
                                                       2006      1.276          1.413          1,979,896

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      0.937          0.809            717,239
                                                       2010      0.877          0.937          2,118,667
                                                       2009      0.691          0.877          2,905,850
                                                       2008      1.208          0.691          2,942,702
                                                       2007      1.238          1.208          3,338,573

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.354          1.282            898,070
                                                       2010      1.081          1.354          2,089,324
                                                       2009      0.869          1.081          2,423,303
                                                       2008      1.324          0.869          2,747,838
                                                       2007      1.362          1.324          2,959,038

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.075          1.047          2,542,898
                                                       2010      0.933          1.075          3,295,036
                                                       2009      0.661          0.933          3,778,580
                                                       2008      1.154          0.661          3,936,973
                                                       2007      1.071          1.154          4,188,672
                                                       2006      0.998          1.071          4,045,842

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.413          1.415          5,375,658
                                                       2010      1.063          1.413          7,816,583
                                                       2009      0.777          1.063          8,473,760
                                                       2008      1.179          0.777          9,639,789

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.520          1.541            367,858

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.190          1.241          4,375,374
                                                       2010      1.137          1.190          6,050,925
                                                       2009      1.103          1.137          6,823,795
                                                       2008      1.119          1.103          7,512,059
                                                       2007      1.085          1.119          8,563,783
                                                       2006      1.046          1.085         10,319,724

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                 --
                                                       2005      1.075          1.122          2,995,331

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.401          1.449                 --
                                                       2008      1.355          1.401         10,784,531
                                                       2007      1.262          1.355          9,605,873
                                                       2006      1.231          1.262         10,313,946
                                                       2005      1.218          1.231         10,959,074

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.115                 --
                                                       2006      1.709          1.978          8,877,921
                                                       2005      1.617          1.709          9,127,513

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.153          1.229                 --
                                                       2005      1.074          1.153         23,814,110

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.027          1.095                 --
                                                       2005      1.036          1.027            304,578

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.383          2.605                 --
                                                       2005      2.147          2.383          3,951,037

  Travelers Equity Income Subaccount (10/96).........  2006      1.914          2.013                 --
                                                       2005      1.856          1.914         10,972,268

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.540          1.581                 --
                                                       2005      1.522          1.540          2,050,790

  Travelers Large Cap Subaccount (9/96)..............  2006      1.633          1.685                 --
                                                       2005      1.522          1.633         13,723,565

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.001          1.063                 --
                                                       2005      0.905          1.001          2,421,732

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.600          0.635                 --
                                                       2005      0.590          0.600         33,812,297

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.965          2.031                 --
                                                       2005      1.934          1.965         28,235,691

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                 --
                                                       2005      1.123          1.180            864,629

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.321          1.519                 --
                                                       2005      1.222          1.321         13,209,353

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.397          1.484                 --
                                                       2005      1.336          1.397            148,629

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.552          1.569                 --
                                                       2005      1.517          1.552          3,067,805

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.389          1.377                 --
                                                       2005      1.384          1.389          7,481,341

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.620          1.692                 --
                                                       2005      1.609          1.620         10,796,465

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.084          1.046                 --
                                                       2005      1.053          1.084         13,518,079

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.044          1.014                 --
                                                       2008      1.648          1.044          2,073,591
                                                       2007      1.709          1.648          2,363,002
                                                       2006      1.492          1.709          2,280,050
                                                       2005      1.452          1.492          2,172,690





---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each Funding Option name reflects the date money first came into the Funding Option through the Separate Account.

Funding Options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc..-FI Large Cap Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc..-FI Large Cap Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc..-FI Value Leaders Portfolio-Class D and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc..-MFS(R) Total Return Portfolio-Class F and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc..-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc..-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc..-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a Funding Option.



Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a Funding Option.


Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.


Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc..-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc..-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a Funding Option.


Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc..-MetLife Stock Index Portfolio -- Class A and is no longer available as a Funding Option.


Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc..-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a Funding Option.


Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc..-Davis Venture Value Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc..-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc..-Jennison Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.


Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc..-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc..-MetLife Stock Index Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc..-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc..-BlackRock Money Market Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.. -- Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc. -- Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc..-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a Funding Option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account QPN for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account QPN for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2011, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets of the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2011, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2012

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                             AMERICAN FUNDS AMERICAN FUNDS AMERICAN FUNDS FIDELITY VIP
                              GLOBAL GROWTH         GROWTH  GROWTH-INCOME   CONTRAFUND
                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                             -------------- -------------- -------------- ------------
ASSETS:
  Investments at fair value    $ 21,671,448   $ 33,773,867   $ 17,597,956 $ 23,089,719
  Due from MetLife Insurance
     Company of Connecticut              --             13              6            1
                             -------------- -------------- -------------- ------------
       Total Assets              21,671,448     33,773,880     17,597,962   23,089,720
                             -------------- -------------- -------------- ------------
LIABILITIES:
  Accrued fees                           77             39             41           74
  Due to MetLife Insurance
     Company of Connecticut               1             --             --           --
                             -------------- -------------- -------------- ------------
       Total Liabilities                 78             39             41           74
                             -------------- -------------- -------------- ------------
NET ASSETS                     $ 21,671,370   $ 33,773,841   $ 17,597,921 $ 23,089,646
                             ============== ============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                    FTVIPT FRANKLIN   FTVIPT TEMPLETON
                                                      SMALL-MID CAP DEVELOPING MARKETS   FTVIPT TEMPLETON
                             FIDELITY VIP MID CAP GROWTH SECURITIES         SECURITIES FOREIGN SECURITIES
                                       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                             -------------------- ----------------- ------------------ ------------------
ASSETS:
  Investments at fair value          $ 34,247,333       $ 5,262,126       $ 15,102,193        $ 9,386,536
  Due from MetLife Insurance
     Company of Connecticut                     5                --                 --                 --
                             -------------------- ----------------- ------------------ ------------------
       Total Assets                    34,247,338         5,262,126         15,102,193          9,386,536
                             -------------------- ----------------- ------------------ ------------------
LIABILITIES:
  Accrued fees                                 81                81                 69                 87
  Due to MetLife Insurance
     Company of Connecticut                    --                 1                  6                  2
                             -------------------- ----------------- ------------------ ------------------
       Total Liabilities                       81                82                 75                 89
                             -------------------- ----------------- ------------------ ------------------
NET ASSETS                           $ 34,247,257       $ 5,262,044       $ 15,102,118        $ 9,386,447
                             ==================== ================= ================== ==================

The accompanying notes are an integral part of these financial statements.

                                                                                                      LMPVET
                                        LMPIT               LMPVET               LMPVET CLEARBRIDGE VARIABLE
 JANUS ASPEN LMPET CLEARBRIDGE  WESTERN ASSET CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE        EQUITY INCOME
  ENTERPRISE   SMALL CAP VALUE CORPORATE BOND    AGGRESSIVE GROWTH         APPRECIATION              BUILDER
  SUBACCOUNT        SUBACCOUNT     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
------------ ----------------- -------------- -------------------- -------------------- --------------------
$ 13,150,862       $ 3,028,932   $ 10,648,753         $ 27,835,027         $ 19,253,196          $ 6,140,212
           4                --             32                   --                    2                   --
------------ ----------------- -------------- -------------------- -------------------- --------------------
  13,150,866         3,028,932     10,648,785           27,835,027           19,253,198            6,140,212
------------ ----------------- -------------- -------------------- -------------------- --------------------
          86                72             59                   37                   81                   83
          --                 2             --                   --                   --                    3
------------ ----------------- -------------- -------------------- -------------------- --------------------
          86                74             59                   37                   81                   86
------------ ----------------- -------------- -------------------- -------------------- --------------------
$ 13,150,780       $ 3,028,858   $ 10,648,726         $ 27,834,990         $ 19,253,117          $ 6,140,126
============ ================= ============== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                           LMPVET
                             CLEARBRIDGE VARIABLE               LMPVET               LMPVET               LMPVET
                                      FUNDAMENTAL CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                    ALL CAP VALUE     LARGE CAP GROWTH      LARGE CAP VALUE     SMALL CAP GROWTH
                                       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                             -------------------- -------------------- -------------------- --------------------
ASSETS:
  Investments at fair value           $ 8,416,083          $ 6,082,126          $ 9,368,467          $ 4,764,996
  Due from MetLife Insurance
     Company of Connecticut                    --                   --                   --                   --
                             -------------------- -------------------- -------------------- --------------------
       Total Assets                     8,416,083            6,082,126            9,368,467            4,764,996
                             -------------------- -------------------- -------------------- --------------------
LIABILITIES:
  Accrued fees                                123                   95                   62                   56
  Due to MetLife Insurance
     Company of Connecticut                    --                    1                   --                    1
                             -------------------- -------------------- -------------------- --------------------
       Total Liabilities                      123                   96                   62                   57
                             -------------------- -------------------- -------------------- --------------------
NET ASSETS                            $ 8,415,960          $ 6,082,030          $ 9,368,405          $ 4,764,939
                             ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

            LMPVET          LMPVIT
INVESTMENT COUNSEL   WESTERN ASSET  MIST AMERICAN MIST AMERICAN  MIST AMERICAN
   VARIABLE SOCIAL VARIABLE GLOBAL FUNDS BALANCED  FUNDS GROWTH FUNDS MODERATE MIST BLACKROCK
         AWARENESS HIGH YIELD BOND     ALLOCATION    ALLOCATION     ALLOCATION     HIGH YIELD
        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------ --------------- -------------- ------------- -------------- --------------
       $ 4,762,211     $ 9,487,839    $ 2,787,230   $ 3,266,914    $ 1,881,170    $ 8,766,329
                --              --             --            --             --             --
------------------ --------------- -------------- ------------- -------------- --------------
         4,762,211       9,487,839      2,787,230     3,266,914      1,881,170      8,766,329
------------------ --------------- -------------- ------------- -------------- --------------
                67              65             43            62             80             64
                --               3              3             4              4              4
------------------ --------------- -------------- ------------- -------------- --------------
                67              68             46            66             84             68
------------------ --------------- -------------- ------------- -------------- --------------
       $ 4,762,144     $ 9,487,771    $ 2,787,184   $ 3,266,848    $ 1,881,086    $ 8,766,261
================== =============== ============== ============= ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                         MIST
                             MIST BLACKROCK       MIST CLARION     MIST DREMAN HARRIS OAKMARK
                             LARGE CAP CORE GLOBAL REAL ESTATE SMALL CAP VALUE  INTERNATIONAL
                                 SUBACCOUNT         SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                             -------------- ------------------ --------------- --------------
ASSETS:
  Investments at fair value     $ 2,569,188        $ 9,156,480     $ 1,672,512   $ 17,711,458
  Due from MetLife Insurance
     Company of Connecticut              --                 --              --             --
                             -------------- ------------------ --------------- --------------
       Total Assets               2,569,188          9,156,480       1,672,512     17,711,458
                             -------------- ------------------ --------------- --------------
LIABILITIES:
  Accrued fees                          114                115              72             79
  Due to MetLife Insurance
     Company of Connecticut               3                  3               4              1
                             -------------- ------------------ --------------- --------------
       Total Liabilities                117                118              76             80
                             -------------- ------------------ --------------- --------------
NET ASSETS                      $ 2,569,071        $ 9,156,362     $ 1,672,436   $ 17,711,378
                             ============== ================== =============== ==============

The accompanying notes are an integral part of these financial statements.

                                               MIST LEGG MASON
    MIST INVESCO         MIST           MIST       CLEARBRIDGE MIST LORD ABBETT MIST LORD ABBETT
SMALL CAP GROWTH  JANUS FORTY LAZARD MID CAP AGGRESSIVE GROWTH   BOND DEBENTURE    MID CAP VALUE
      SUBACCOUNT   SUBACCOUNT     SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------- ------------ -------------- ----------------- ---------------- ----------------
     $ 1,949,373 $ 51,250,612    $ 7,795,188         $ 657,612      $ 5,103,664      $ 6,425,863
              --           23             --                --               --               --
---------------- ------------ -------------- ----------------- ---------------- ----------------
       1,949,373   51,250,635      7,795,188           657,612        5,103,664        6,425,863
---------------- ------------ -------------- ----------------- ---------------- ----------------
              75           30             88                52               96               94
               3           --              1                 4                2                1
---------------- ------------ -------------- ----------------- ---------------- ----------------
              78           30             89                56               98               95
---------------- ------------ -------------- ----------------- ---------------- ----------------
     $ 1,949,295 $ 51,250,605    $ 7,795,099         $ 657,556      $ 5,103,566      $ 6,425,768
================ ============ ============== ================= ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                             MIST MET/TEMPLETON        MIST METLIFE MIST MFS EMERGING MIST MFS RESEARCH
                                         GROWTH AGGRESSIVE STRATEGY    MARKETS EQUITY     INTERNATIONAL
                                     SUBACCOUNT          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                             ------------------ ------------------- ----------------- -----------------
ASSETS:
  Investments at fair value        $ 29,781,362        $ 10,393,856       $ 1,468,442         $ 603,399
  Due from MetLife Insurance
     Company of Connecticut                  --                   1                --                --
                             ------------------ ------------------- ----------------- -----------------
       Total Assets                  29,781,362          10,393,857         1,468,442           603,399
                             ------------------ ------------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                               72                 111                52                46
  Due to MetLife Insurance
     Company of Connecticut                  --                  --                 4                 4
                             ------------------ ------------------- ----------------- -----------------
       Total Liabilities                     72                 111                56                50
                             ------------------ ------------------- ----------------- -----------------
NET ASSETS                         $ 29,781,290        $ 10,393,746       $ 1,468,386         $ 603,349
                             ================== =================== ================= =================

The accompanying notes are an integral part of these financial statements.

                MIST          MIST PIMCO
         OPPENHEIMER INFLATION PROTECTED   MIST PIMCO                       MIST PIONEER    MIST RCM
CAPITAL APPRECIATION                BOND TOTAL RETURN MIST PIONEER FUND STRATEGIC INCOME  TECHNOLOGY
          SUBACCOUNT          SUBACCOUNT   SUBACCOUNT        SUBACCOUNT       SUBACCOUNT  SUBACCOUNT
-------------------- ------------------- ------------ ----------------- ---------------- -----------
           $ 381,342         $ 9,467,482 $ 39,806,390         $ 737,714     $ 11,286,570 $ 1,555,377
                  --                  --           --                --               --          --
-------------------- ------------------- ------------ ----------------- ---------------- -----------
             381,342           9,467,482   39,806,390           737,714       11,286,570   1,555,377
-------------------- ------------------- ------------ ----------------- ---------------- -----------
                  48                  42           20                79              107          52
                   4                   3           --                 2                2           1
-------------------- ------------------- ------------ ----------------- ---------------- -----------
                  52                  45           20                81              109          53
-------------------- ------------------- ------------ ----------------- ---------------- -----------
           $ 381,290         $ 9,467,437 $ 39,806,370         $ 737,633     $ 11,286,461 $ 1,555,324
==================== =================== ============ ================= ================ ===========

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                       MSF BARCLAYS
                             MIST T. ROWE PRICE MIST THIRD AVENUE MIST VAN KAMPEN CAPITAL AGGREGATE
                                LARGE CAP VALUE   SMALL CAP VALUE        COMSTOCK        BOND INDEX
                                     SUBACCOUNT        SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                             ------------------ ----------------- --------------- -----------------
ASSETS:
  Investments at fair value        $ 30,799,834      $ 17,757,180     $ 3,741,207       $ 5,815,307
  Due from MetLife Insurance
     Company of Connecticut                   4                --              --                --
                             ------------------ ----------------- --------------- -----------------
       Total Assets                  30,799,838        17,757,180       3,741,207         5,815,307
                             ------------------ ----------------- --------------- -----------------
LIABILITIES:
  Accrued fees                               51                62              60                61
  Due to MetLife Insurance
     Company of Connecticut                  --                 1               2                 3
                             ------------------ ----------------- --------------- -----------------
       Total Liabilities                     51                63              62                64
                             ------------------ ----------------- --------------- -----------------
NET ASSETS                         $ 30,799,787      $ 17,757,117     $ 3,741,145       $ 5,815,243
                             ================== ================= =============== =================

The accompanying notes are an integral part of these financial statements.

                                                              MSF BLACKROCK
    MSF BLACKROCK MSF BLACKROCK MSF BLACKROCK   MSF BLACKROCK  LEGACY LARGE MSF BLACKROCK
AGGRESSIVE GROWTH   BOND INCOME   DIVERSIFIED LARGE CAP VALUE    CAP GROWTH  MONEY MARKET
       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------- ------------- ------------- --------------- ------------- -------------
     $ 13,639,384  $ 12,976,398   $ 1,411,648       $ 815,449  $ 30,299,798  $ 85,397,200
                4             1            --              --            --             8
----------------- ------------- ------------- --------------- ------------- -------------
       13,639,388    12,976,399     1,411,648         815,449    30,299,798    85,397,208
----------------- ------------- ------------- --------------- ------------- -------------
              100            64            73              53            82             5
               --            --             2               4             1            --
----------------- ------------- ------------- --------------- ------------- -------------
              100            64            75              57            83             5
----------------- ------------- ------------- --------------- ------------- -------------
     $ 13,639,288  $ 12,976,335   $ 1,411,573       $ 815,392  $ 30,299,715  $ 85,397,203
================= ============= ============= =============== ============= =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                           MSF METLIFE
                             MSF DAVIS VENTURE        MSF FI MSF JENNISON CONSERVATIVE
                                         VALUE VALUE LEADERS       GROWTH   ALLOCATION
                                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                             ----------------- ------------- ------------ ------------
ASSETS:
  Investments at fair value        $ 9,966,383  $ 10,213,063  $ 2,282,662  $ 8,483,034
  Due from MetLife Insurance
     Company of Connecticut                  3             2           --           --
                             ----------------- ------------- ------------ ------------
       Total Assets                  9,966,386    10,213,065    2,282,662    8,483,034
                             ----------------- ------------- ------------ ------------
LIABILITIES:
  Accrued fees                              73            82          106           84
  Due to MetLife Insurance
     Company of Connecticut                 --            --            3            3
                             ----------------- ------------- ------------ ------------
       Total Liabilities                    73            82          109           87
                             ----------------- ------------- ------------ ------------
NET ASSETS                         $ 9,966,313  $ 10,212,983  $ 2,282,553  $ 8,482,947
                             ================= ============= ============ ============

The accompanying notes are an integral part of these financial statements.

        MSF METLIFE                               MSF METLIFE
    CONSERVATIVE TO         MSF METLIFE           MODERATE TO  MSF METLIFE      MSF MFS
MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION  STOCK INDEX TOTAL RETURN MSF MFS VALUE
         SUBACCOUNT          SUBACCOUNT            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------- ------------------- --------------------- ------------ ------------ -------------
       $ 10,413,064        $ 32,064,922          $ 29,593,608 $ 31,506,178 $ 44,602,375  $ 10,064,879
                 --                  --                    --            2           24            --
------------------- ------------------- --------------------- ------------ ------------ -------------
         10,413,064          32,064,922            29,593,608   31,506,180   44,602,399    10,064,879
------------------- ------------------- --------------------- ------------ ------------ -------------
                 82                 106                    55           65           43           119
                  4                   2                     2           --           --             2
------------------- ------------------- --------------------- ------------ ------------ -------------
                 86                 108                    57           65           43           121
------------------- ------------------- --------------------- ------------ ------------ -------------
       $ 10,412,978        $ 32,064,814          $ 29,593,551 $ 31,506,115 $ 44,602,356  $ 10,064,758
=================== =================== ===================== ============ ============ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2011

                             MSF MORGAN STANLEY MSF OPPENHEIMER MSF RUSSELL 2000 MSF T. ROWE PRICE
                                     EAFE INDEX   GLOBAL EQUITY            INDEX  LARGE CAP GROWTH
                                     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                             ------------------ --------------- ---------------- -----------------
ASSETS:
  Investments at fair value         $ 2,598,850       $ 902,741      $ 3,979,551       $ 7,822,760
  Due from MetLife Insurance
     Company of Connecticut                  --              --               --                --
                             ------------------ --------------- ---------------- -----------------
       Total Assets                   2,598,850         902,741        3,979,551         7,822,760
                             ------------------ --------------- ---------------- -----------------
LIABILITIES:
  Accrued fees                               47              39               64                80
  Due to MetLife Insurance
     Company of Connecticut                   3               4                3                 2
                             ------------------ --------------- ---------------- -----------------
       Total Liabilities                     50              43               67                82
                             ------------------ --------------- ---------------- -----------------
NET ASSETS                          $ 2,598,800       $ 902,698      $ 3,979,484       $ 7,822,678
                             ================== =============== ================ =================

The accompanying notes are an integral part of these financial statements.

                     MSF WESTERN ASSET MSF WESTERN ASSET
MSF T. ROWE PRICE MANAGEMENT STRATEGIC        MANAGEMENT
 SMALL CAP GROWTH   BOND OPPORTUNITIES   U.S. GOVERNMENT
       SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
----------------- -------------------- -----------------
     $ 24,859,974          $ 1,503,936      $ 15,690,221
               --                   --                --
----------------- -------------------- -----------------
       24,859,974            1,503,936        15,690,221
----------------- -------------------- -----------------
               50                   70                52
                1                    1                 2
----------------- -------------------- -----------------
               51                   71                54
----------------- -------------------- -----------------
     $ 24,859,923          $ 1,503,865      $ 15,690,167
================= ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                           AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS    FIDELITY VIP
                                            GLOBAL GROWTH            GROWTH     GROWTH-INCOME      CONTRAFUND
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                           ----------------- ----------------- ----------------- ---------------
INVESTMENT INCOME:
     Dividends                                  $ 353,414         $ 271,125         $ 321,873       $ 205,866
                                           ----------------- ----------------- ----------------- ---------------
EXPENSES:
     Mortality and expense risk
        charges                                   353,457           536,472           272,317         376,558
                                           ----------------- ----------------- ----------------- ---------------
        Total expenses                            353,457           536,472           272,317         376,558
                                           ----------------- ----------------- ----------------- ---------------
           Net investment income (loss)               (43)         (265,347)           49,556        (170,692)
                                           ----------------- ----------------- ----------------- ---------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                       --                --                --              --
     Realized gains (losses) on sale of
        investments                               229,515          (174,345)         (854,112)     (1,553,659)
                                           ----------------- ----------------- ----------------- ---------------
           Net realized gains (losses)            229,515          (174,345)         (854,112)     (1,553,659)
                                           ----------------- ----------------- ----------------- ---------------
     Change in unrealized gains (losses)
        on investments                         (3,111,650)       (1,499,696)          247,766         871,349
                                           ----------------- ----------------- ----------------- ---------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            (2,882,135)       (1,674,041)         (606,346)       (682,310)
                                           ----------------- ----------------- ----------------- ---------------
     Net increase (decrease) in net assets
        resulting from operations            $ (2,882,178)     $ (1,939,388)       $ (556,790)     $ (853,002)
                                           ================= ================= ================= ===============

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                          FTVIPT FRANKLIN      FTVIPT TEMPLETON
                            SMALL-MID CAP    DEVELOPING MARKETS      FTVIPT TEMPLETON    JANUS ASPEN    LMPET CLEARBRIDGE
FIDELITY VIP MID CAP    GROWTH SECURITIES            SECURITIES    FOREIGN SECURITIES     ENTERPRISE      SMALL CAP VALUE
          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT     SUBACCOUNT           SUBACCOUNT
----------------------- -------------------- --------------------- --------------------- -------------- --------------------
             $ 8,898                 $ --             $ 255,426             $ 290,614           $ --                 $ --
----------------------- -------------------- --------------------- --------------------- -------------- --------------------
             573,266               74,086               289,222               179,793        228,073               63,441
----------------------- -------------------- --------------------- --------------------- -------------- --------------------
             573,266               74,086               289,222               179,793        228,073               63,441
----------------------- -------------------- --------------------- --------------------- -------------- --------------------
            (564,368)             (74,086)              (33,796)              110,821       (228,073)             (63,441)
----------------------- -------------------- --------------------- --------------------- -------------- --------------------
              69,912                   --                    --                    --             --                   --
           2,168,235              502,420                14,447              (711,918)     3,058,135              103,461
----------------------- -------------------- --------------------- --------------------- -------------- --------------------
           2,238,147              502,420                14,447              (711,918)     3,058,135              103,461
----------------------- -------------------- --------------------- --------------------- -------------- --------------------
          (7,437,463)            (817,504)           (4,144,665)             (920,912)    (3,135,254)            (440,859)
----------------------- -------------------- --------------------- --------------------- -------------- --------------------
          (5,199,316)            (315,084)           (4,130,218)           (1,632,830)       (77,119)            (337,398)
----------------------- -------------------- --------------------- --------------------- -------------- --------------------
        $ (5,763,684)          $ (389,170)         $ (4,164,014)         $ (1,522,009)    $ (305,192)          $ (400,839)
======================= ==================== ===================== ===================== ============== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                                           LMPVET
                                                    LMPIT                  LMPVET                  LMPVET    CLEARBRIDGE VARIABLE
                                            WESTERN ASSET    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE           EQUITY INCOME
                                           CORPORATE BOND       AGGRESSIVE GROWTH            APPRECIATION                 BUILDER
                                               SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                           ----------------- ----------------------- ----------------------- -----------------------
INVESTMENT INCOME:
     Dividends                                  $ 738,370                $ 62,157               $ 329,386               $ 228,917
                                           ----------------- ----------------------- ----------------------- -----------------------
EXPENSES:
     Mortality and expense risk
        charges                                   187,307                 568,272                 306,039                 103,961
                                           ----------------- ----------------------- ----------------------- -----------------------
        Total expenses                            187,307                 568,272                 306,039                 103,961
                                           ----------------- ----------------------- ----------------------- -----------------------
           Net investment income (loss)           551,063                (506,115)                 23,347                 124,956
                                           ----------------- ----------------------- ----------------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                       --                      --                      --                      --
     Realized gains (losses) on sale of
        investments                              (292,044)              7,792,700                 373,437              (1,497,982)
                                           ----------------- ----------------------- ----------------------- -----------------------
           Net realized gains (losses)           (292,044)              7,792,700                 373,437              (1,497,982)
                                           ----------------- ----------------------- ----------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                            441,098              (6,116,265)                (24,453)              1,874,055
                                           ----------------- ----------------------- ----------------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               149,054               1,676,435                 348,984                 376,073
                                           ----------------- ----------------------- ----------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 700,117             $ 1,170,320               $ 372,331               $ 501,029
                                           ================= ======================= ======================= =======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

              LMPVET                                                                                     LMPVET           LMPVIT
CLEARBRIDGE VARIABLE                  LMPVET                  LMPVET               LMPVET    INVESTMENT COUNSEL    WESTERN ASSET
         FUNDAMENTAL    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE       VARIABLE SOCIAL  VARIABLE GLOBAL
       ALL CAP VALUE        LARGE CAP GROWTH         LARGE CAP VALUE     SMALL CAP GROWTH             AWARENESS  HIGH YIELD BOND
          SUBACCOUNT              SUBACCOUNT              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
----------------------- ----------------------- -------------------- ----------------------- ------------------- ----------------
           $ 131,460                $ 31,736               $ 248,652                 $ --              $ 55,921        $ 830,191
----------------------- ----------------------- -------------------- ----------------------- ------------------- ----------------
             136,469                 106,773                 166,570               70,749                60,079          133,678
----------------------- ----------------------- -------------------- ----------------------- ------------------- ----------------
             136,469                 106,773                 166,570               70,749                60,079          133,678
----------------------- ----------------------- -------------------- ----------------------- ------------------- ----------------
              (5,009)                (75,037)                 82,082              (70,749)               (4,158)         696,513
----------------------- ----------------------- -------------------- ----------------------- ------------------- ----------------
                  --                      --                      --               86,544                    --               --
            (915,884)                714,622                 330,518              358,545                61,846         (148,444)
----------------------- ----------------------- -------------------- ----------------------- ------------------- ----------------
            (915,884)                714,622                 330,518              445,089                61,846         (148,444)
----------------------- ----------------------- -------------------- ----------------------- ------------------- ----------------
             153,130                (793,437)                101,500             (313,135)             (101,063)        (416,103)
----------------------- ----------------------- -------------------- ----------------------- ------------------- ----------------
            (762,754)                (78,815)                432,018              131,954               (39,217)        (564,547)
----------------------- ----------------------- -------------------- ----------------------- ------------------- ----------------
          $ (767,763)             $ (153,852)              $ 514,100             $ 61,205             $ (43,375)       $ 131,966
======================= ======================= ==================== ======================= =================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                            MIST AMERICAN    MIST AMERICAN     MIST AMERICAN
                                           FUNDS BALANCED     FUNDS GROWTH    FUNDS MODERATE    MIST BLACKROCK
                                               ALLOCATION       ALLOCATION        ALLOCATION        HIGH YIELD
                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                           ----------------- ---------------- ----------------- -----------------
INVESTMENT INCOME:
     Dividends                                   $ 35,295         $ 32,608          $ 28,259         $ 831,570
                                           ----------------- ---------------- ----------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                    33,844           31,843            21,132           110,891
                                           ----------------- ---------------- ----------------- -----------------
        Total expenses                             33,844           31,843            21,132           110,891
                                           ----------------- ---------------- ----------------- -----------------
           Net investment income (loss)             1,451              765             7,127           720,679
                                           ----------------- ---------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                    1,554               --             8,858                --
     Realized gains (losses) on sale of
        investments                                32,880           59,909            25,365           256,118
                                           ----------------- ---------------- ----------------- -----------------
           Net realized gains (losses)             34,434           59,909            34,223           256,118
                                           ----------------- ---------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                           (140,838)        (245,737)          (79,101)         (810,848)
                                           ----------------- ---------------- ----------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              (106,404)        (185,828)          (44,878)         (554,730)
                                           ----------------- ---------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations              $ (104,953)      $ (185,063)        $ (37,751)        $ 165,949
                                           ================= ================ ================= =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                     MIST
MIST BLACKROCK          MIST CLARION        MIST DREMAN    HARRIS OAKMARK        MIST INVESCO            MIST
LARGE CAP CORE    GLOBAL REAL ESTATE    SMALL CAP VALUE     INTERNATIONAL    SMALL CAP GROWTH     JANUS FORTY
    SUBACCOUNT            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
----------------- --------------------- ------------------ ----------------- ------------------- ---------------
      $ 52,407             $ 551,638           $ 30,042           $ 8,359                $ --     $ 1,523,973
----------------- --------------------- ------------------ ----------------- ------------------- ---------------
        51,255               141,995             16,752           298,852              23,544         905,364
----------------- --------------------- ------------------ ----------------- ------------------- ---------------
        51,255               141,995             16,752           298,852              23,544         905,364
----------------- --------------------- ------------------ ----------------- ------------------- ---------------
         1,152               409,643             13,290          (290,493)            (23,544)        618,609
----------------- --------------------- ------------------ ----------------- ------------------- ---------------
            --                    --                 --                --                  --              --
       (66,214)           (1,427,117)            21,268        (2,014,087)            135,553      (3,024,669)
----------------- --------------------- ------------------ ----------------- ------------------- ---------------
       (66,214)           (1,427,117)            21,268        (2,014,087)            135,553      (3,024,669)
----------------- --------------------- ------------------ ----------------- ------------------- ---------------
        83,545               359,894           (283,832)       (1,572,043)           (131,713)     (3,131,057)
----------------- --------------------- ------------------ ----------------- ------------------- ---------------
        17,331            (1,067,223)          (262,564)       (3,586,130)              3,840      (6,155,726)
----------------- --------------------- ------------------ ----------------- ------------------- ---------------
      $ 18,483            $ (657,580)        $ (249,274)     $ (3,876,623)          $ (19,704)   $ (5,537,117)
================= ===================== ================== ================= =================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                               MIST LEGG MASON
                                                     MIST          CLEARBRIDGE    MIST LORD ABBETT    MIST LORD ABBETT
                                           LAZARD MID CAP    AGGRESSIVE GROWTH      BOND DEBENTURE       MID CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                           ----------------- -------------------- ------------------- -------------------
INVESTMENT INCOME:
     Dividends                                  $ 107,718                 $ --           $ 432,974            $ 52,260
                                           ----------------- -------------------- ------------------- -------------------
EXPENSES:
     Mortality and expense risk
        charges                                   126,967                4,692              73,816             100,111
                                           ----------------- -------------------- ------------------- -------------------
        Total expenses                            126,967                4,692              73,816             100,111
                                           ----------------- -------------------- ------------------- -------------------
           Net investment income (loss)           (19,249)              (4,692)            359,158             (47,851)
                                           ----------------- -------------------- ------------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                       --                   --                  --                  --
     Realized gains (losses) on sale of
        investments                               273,216                8,899             239,673            (464,833)
                                           ----------------- -------------------- ------------------- -------------------
           Net realized gains (losses)            273,216                8,899             239,673            (464,833)
                                           ----------------- -------------------- ------------------- -------------------
     Change in unrealized gains (losses)
        on investments                           (879,972)             (30,926)           (410,969)            145,064
                                           ----------------- -------------------- ------------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              (606,756)             (22,027)           (171,296)           (319,769)
                                           ----------------- -------------------- ------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (626,005)           $ (26,719)          $ 187,862          $ (367,620)
                                           ================= ==================== =================== ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                                       MIST             MIST PIMCO
MIST MET/TEMPLETON           MIST METLIFE    MIST MFS EMERGING    MIST MFS RESEARCH             OPPENHEIMER    INFLATION PROTECTED
            GROWTH    AGGRESSIVE STRATEGY       MARKETS EQUITY        INTERNATIONAL    CAPITAL APPRECIATION                   BOND
    SUBACCOUNT (a)         SUBACCOUNT (a)           SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
--------------------- ---------------------- -------------------- -------------------- ----------------------- -------------------
              $ --                   $ --             $ 27,733             $ 13,688                 $ 1,257              $ 143,464
--------------------- ---------------------- -------------------- -------------------- ----------------------- -------------------
           307,617                 95,305               19,047                7,398                   3,336                 84,346
--------------------- ---------------------- -------------------- -------------------- ----------------------- -------------------
           307,617                 95,305               19,047                7,398                   3,336                 84,346
--------------------- ---------------------- -------------------- -------------------- ----------------------- -------------------
          (307,617)               (95,305)               8,686                6,290                  (2,079)                59,118
--------------------- ---------------------- -------------------- -------------------- ----------------------- -------------------
                --                     --                   --                   --                      --                368,518
        (1,941,384)              (549,330)              56,577               33,310                  12,197                143,543
--------------------- ---------------------- -------------------- -------------------- ----------------------- -------------------
        (1,941,384)              (549,330)              56,577               33,310                  12,197                512,061
--------------------- ---------------------- -------------------- -------------------- ----------------------- -------------------
        (5,922,282)            (1,554,069)            (432,012)            (118,907)                (18,230)               256,366
--------------------- ---------------------- -------------------- -------------------- ----------------------- -------------------
        (7,863,666)            (2,103,399)            (375,435)             (85,597)                 (6,033)               768,427
--------------------- ---------------------- -------------------- -------------------- ----------------------- -------------------
      $ (8,171,283)          $ (2,198,704)          $ (366,749)           $ (79,307)               $ (8,112)             $ 827,545
===================== ====================== ==================== ==================== ======================= ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                             MIST PIMCO                             MIST PIONEER          MIST RCM
                                           TOTAL RETURN    MIST PIONEER FUND    STRATEGIC INCOME        TECHNOLOGY
                                             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT    SUBACCOUNT (a)
                                           --------------- -------------------- ------------------- -----------------
INVESTMENT INCOME:
     Dividends                              $ 1,561,068             $ 18,189           $ 817,148              $ --
                                           --------------- -------------------- ------------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                 558,319               14,386             172,703            15,596
                                           --------------- -------------------- ------------------- -----------------
        Total expenses                          558,319               14,386             172,703            15,596
                                           --------------- -------------------- ------------------- -----------------
           Net investment income (loss)       1,002,749                3,803             644,445           (15,596)
                                           --------------- -------------------- ------------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions              1,806,879                   --             108,952                --
     Realized gains (losses) on sale of
        investments                           2,741,480               43,224           1,012,088           (83,665)
                                           --------------- -------------------- ------------------- -----------------
           Net realized gains (losses)        4,548,359               43,224           1,121,040           (83,665)
                                           --------------- -------------------- ------------------- -----------------
     Change in unrealized gains (losses)
        on investments                       (4,374,190)            (115,510)         (1,304,018)         (334,698)
                                           --------------- -------------------- ------------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             174,169              (72,286)           (182,978)         (418,363)
                                           --------------- -------------------- ------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations           $ 1,176,918            $ (68,483)          $ 461,467        $ (433,959)
                                           =============== ==================== =================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                   MSF BARCLAYS
MIST T. ROWE PRICE    MIST THIRD AVENUE    MIST VAN KAMPEN    CAPITAL AGGREGATE     MSF BLACKROCK    MSF BLACKROCK
   LARGE CAP VALUE      SMALL CAP VALUE           COMSTOCK           BOND INDEX AGGRESSIVE GROWTH      BOND INCOME
        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
--------------------- -------------------- ------------------ ----------------- -------------------- -------------
         $ 289,427            $ 289,271           $ 77,175            $ 287,384          $ 42,719        $ 636,443
--------------------- -------------------- ------------------ ----------------- -------------------- -------------
           467,647              264,577             70,044               93,977           208,533          172,108
--------------------- -------------------- ------------------ ----------------- -------------------- -------------
           467,647              264,577             70,044               93,977           208,533          172,108
--------------------- -------------------- ------------------ ----------------- -------------------- -------------
          (178,220)              24,694              7,131              193,407          (165,814)         464,335
--------------------- -------------------- ------------------ ----------------- -------------------- -------------
                --                   --                 --                   --                --               --
        (4,245,521)          (1,193,037)         1,175,369              238,391           915,810          292,326
--------------------- -------------------- ------------------ ----------------- -------------------- -------------
        (4,245,521)          (1,193,037)         1,175,369              238,391           915,810          292,326
--------------------- -------------------- ------------------ ----------------- -------------------- -------------
         2,301,539           (1,155,414)        (1,266,495)              19,125        (1,390,269)          54,094
--------------------- -------------------- ------------------ ----------------- -------------------- -------------
        (1,943,982)          (2,348,451)           (91,126)             257,516          (474,459)         346,420
--------------------- -------------------- ------------------ ----------------- -------------------- -------------
      $ (2,122,202)        $ (2,323,757)         $ (83,995)           $ 450,923        $ (640,273)       $ 810,755
===================== ==================== ================== ================= ==================== =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                               MSF BLACKROCK
                                           MSF BLACKROCK      MSF BLACKROCK     LEGACY LARGE    MSF BLACKROCK
                                             DIVERSIFIED    LARGE CAP VALUE       CAP GROWTH     MONEY MARKET
                                              SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                           ---------------- ------------------ ---------------- ----------------
INVESTMENT INCOME:
     Dividends                                  $ 33,567            $ 6,726         $ 96,269             $ --
                                           ---------------- ------------------ ---------------- ----------------
EXPENSES:
     Mortality and expense risk
        charges                                   13,626              8,682          533,762        1,256,789
                                           ---------------- ------------------ ---------------- ----------------
        Total expenses                            13,626              8,682          533,762        1,256,789
                                           ---------------- ------------------ ---------------- ----------------
           Net investment income (loss)           19,941             (1,956)        (437,493)      (1,256,789)
                                           ---------------- ------------------ ---------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                      --                 --               --               --
     Realized gains (losses) on sale of
        investments                               54,894              8,571        7,124,649               --
                                           ---------------- ------------------ ---------------- ----------------
           Net realized gains (losses)            54,894              8,571        7,124,649               --
                                           ---------------- ------------------ ---------------- ----------------
     Change in unrealized gains (losses)
        on investments                           (56,858)           (11,745)     (11,217,626)              --
                                           ---------------- ------------------ ---------------- ----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               (1,964)            (3,174)      (4,092,977)              --
                                           ---------------- ------------------ ---------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations               $ 17,977           $ (5,130)    $ (4,530,470)    $ (1,256,789)
                                           ================ ================== ================ ================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                       MSF METLIFE            MSF METLIFE
MSF DAVIS VENTURE           MSF FI    MSF JENNISON    CONSERVATIVE        CONSERVATIVE TO            MSF METLIFE
            VALUE    VALUE LEADERS          GROWTH      ALLOCATION    MODERATE ALLOCATION    MODERATE ALLOCATION
       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
-------------------- ---------------- --------------- --------------- ---------------------- ----------------------
        $ 167,207        $ 172,130         $ 1,788       $ 214,955              $ 254,511              $ 651,596
-------------------- ---------------- --------------- --------------- ---------------------- ----------------------
          162,503          175,549          33,743         101,861                126,869                482,832
-------------------- ---------------- --------------- --------------- ---------------------- ----------------------
          162,503          175,549          33,743         101,861                126,869                482,832
-------------------- ---------------- --------------- --------------- ---------------------- ----------------------
            4,704           (3,419)        (31,955)        113,094                127,642                168,764
-------------------- ---------------- --------------- --------------- ---------------------- ----------------------
               --               --              --              --                     --                     --
         (534,744)      (2,230,293)        229,592         364,099                411,153              2,031,219
-------------------- ---------------- --------------- --------------- ---------------------- ----------------------
         (534,744)      (2,230,293)        229,592         364,099                411,153              2,031,219
-------------------- ---------------- --------------- --------------- ---------------------- ----------------------
         (176,348)       1,323,115        (187,332)       (268,068)              (453,053)            (2,560,003)
-------------------- ---------------- --------------- --------------- ---------------------- ----------------------
         (711,092)        (907,178)         42,260          96,031                (41,900)              (528,784)
-------------------- ---------------- --------------- --------------- ---------------------- ----------------------
       $ (706,388)      $ (910,597)       $ 10,305       $ 209,125               $ 85,742             $ (360,020)
==================== ================ =============== =============== ====================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                     MSF METLIFE
                                                     MODERATE TO    MSF METLIFE         MSF MFS
                                           AGGRESSIVE ALLOCATION    STOCK INDEX    TOTAL RETURN    MSF MFS VALUE
                                                      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                           ------------------------ -------------- --------------- ----------------
INVESTMENT INCOME:
     Dividends                                         $ 602,911      $ 776,274     $ 1,642,751        $ 239,417
                                           ------------------------ -------------- --------------- ----------------
EXPENSES:
     Mortality and expense risk
        charges                                          445,873        491,351         660,626          152,980
                                           ------------------------ -------------- --------------- ----------------
        Total expenses                                   445,873        491,351         660,626          152,980
                                           ------------------------ -------------- --------------- ----------------
           Net investment income (loss)                  157,038        284,923         982,125           86,437
                                           ------------------------ -------------- --------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                              --        285,669              --               --
     Realized gains (losses) on sale of
        investments                                      108,573      3,200,223      (2,029,190)        (146,101)
                                           ------------------------ -------------- --------------- ----------------
           Net realized gains (losses)                   108,573      3,485,892      (2,029,190)        (146,101)
                                           ------------------------ -------------- --------------- ----------------
     Change in unrealized gains (losses)
        on investments                                (2,076,930)    (3,028,258)      1,804,028          146,607
                                           ------------------------ -------------- --------------- ----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   (1,968,357)       457,634        (225,162)             506
                                           ------------------------ -------------- --------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (1,811,319)     $ 742,557       $ 756,963         $ 86,943
                                           ======================== ============== =============== ================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                                        MSF WESTERN ASSET
                                                                                                               MANAGEMENT
MSF MORGAN STANLEY    MSF OPPENHEIMER    MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE             STRATEGIC
        EAFE INDEX      GLOBAL EQUITY               INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH    BOND OPPORTUNITIES
        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT (a)
--------------------- ------------------ ------------------- -------------------- -------------------- ---------------------
         $ 145,561           $ 17,291            $ 97,033                 $ --                 $ --                  $ --
--------------------- ------------------ ------------------- -------------------- -------------------- ---------------------
            59,654              9,827              98,180              115,331              380,303                16,972
--------------------- ------------------ ------------------- -------------------- -------------------- ---------------------
            59,654              9,827              98,180              115,331              380,303                16,972
--------------------- ------------------ ------------------- -------------------- -------------------- ---------------------
            85,907              7,464              (1,147)            (115,331)            (380,303)              (16,972)
--------------------- ------------------ ------------------- -------------------- -------------------- ---------------------
                --                 --                  --                   --                   --                    --
        (1,136,495)            42,077             395,019              449,979            3,119,110                13,792
--------------------- ------------------ ------------------- -------------------- -------------------- ---------------------
        (1,136,495)            42,077             395,019              449,979            3,119,110                13,792
--------------------- ------------------ ------------------- -------------------- -------------------- ---------------------
           486,247           (140,745)           (761,882)            (519,645)          (2,462,874)               35,724
--------------------- ------------------ ------------------- -------------------- -------------------- ---------------------
          (650,248)           (98,668)           (366,863)             (69,666)             656,236                49,516
--------------------- ------------------ ------------------- -------------------- -------------------- ---------------------
        $ (564,341)         $ (91,204)         $ (368,010)          $ (184,997)           $ 275,933              $ 32,544
===================== ================== =================== ==================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                         MSF WESTERN ASSET
                                                                                MANAGEMENT
                                                                           U.S. GOVERNMENT
                                                                                SUBACCOUNT
                                                                         --------------------
INVESTMENT INCOME:
     Dividends                                                                   $ 333,034
                                                                         --------------------
EXPENSES:
     Mortality and expense risk charges                                            197,722
                                                                         --------------------
        Total expenses                                                             197,722
                                                                         --------------------
           Net investment income (loss)                                            135,312
                                                                         --------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                                   764,339
     Realized gains (losses) on sale of investments                                142,516
                                                                         --------------------
           Net realized gains (losses)                                             906,855
                                                                         --------------------
     Change in unrealized gains (losses) on investments                           (137,600)
                                                                         --------------------
     Net realized and change in unrealized gains (losses) on investments           769,255
                                                                         --------------------
     Net increase (decrease) in net assets resulting from operations             $ 904,567
                                                                         ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                      AMERICAN FUNDS GLOBAL GROWTH           AMERICAN FUNDS GROWTH     AMERICAN FUNDS GROWTH-INCOME
                                                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                    --------------------------------- -------------------------------- ----------------------------
                                              2011            2010           2011             2010           2011            2010
                                    ----------------- --------------- -------------- ----------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $    (43)   $    115,940    $  (265,347)    $    (224,319)   $    49,556       $ 100,789
  Net realized gains (losses)              229,515        (499,720)      (174,345)       (2,251,791)      (854,112)     (1,389,040)
  Change in unrealized gains
     (losses) on investments            (3,111,650)      3,764,933     (1,499,696)       11,220,286        247,766       4,061,265
                                    ----------------- --------------- -------------- ----------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (2,882,178)      3,381,153     (1,939,388)        8,744,176       (556,790)      2,773,014
                                    ----------------- --------------- -------------- ----------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                4,472,203       5,614,868      6,619,535         8,846,704      3,501,271       4,500,768
  Net transfers (including fixed
     account)                             (888,156)        105,908       (233,038)       (1,269,913)      (180,852)       (395,753)
  Contract charges                          (1,187)         (1,475)        (1,302)           (1,550)        (1,166)         (1,326)
  Transfers for contract benefits
     and terminations                  (15,382,704)    (11,361,405)   (27,996,686)      (17,194,890)   (15,076,986)     (9,663,985)
                                    ----------------- --------------- -------------- ----------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (11,799,844)     (5,642,104)   (21,611,491)       (9,619,649)   (11,757,733)     (5,560,296)
                                    ----------------- --------------- -------------- ----------------- -------------- -------------
     Net increase (decrease)
       in net assets                   (14,682,022)     (2,260,951)   (23,550,879)         (875,473)   (12,314,523)     (2,787,282)
NET ASSETS:
  Beginning of year                     36,353,392      38,614,343     57,324,720        58,200,193     29,912,444      32,699,726
                                    ----------------- --------------- -------------- ----------------- -------------- -------------
  End of year                       $   21,671,370    $ 36,353,392    $33,773,841      $ 57,324,720    $17,597,921    $ 29,912,444
                                    ================= =============== ============== ================= ============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                FTVIPT FRANKLIN SMALL-MID CAP     FTVIPT TEMPLETON DEVELOPING
     FIDELITY VIP CONTRAFUND            FIDELITY VIP MID CAP                GROWTH SECURITIES              MARKETS SECURITIES
                  SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
------------------------------- ------------------------------- -------------------------------- -------------------------------
        2011            2010            2011            2010           2011              2010            2011            2010
--------------- --------------- --------------- --------------- -------------- ----------------- --------------- ---------------
  $ (170,692)      $ (65,771)     $ (564,368)     $ (553,133)     $ (74,086)        $ (76,506)      $ (33,796)      $ 156,951
  (1,553,659)     (2,676,312)      2,238,147        (141,158)       502,420           (22,097)         14,447        (896,416)
     871,349       8,203,769      (7,437,463)     13,933,640       (817,504)        1,862,096      (4,144,665)      5,444,202
--------------- --------------- --------------- --------------- -------------- ----------------- --------------- ---------------
    (853,002)      5,461,686      (5,763,684)     13,239,349       (389,170)        1,763,493      (4,164,014)      4,704,737
--------------- --------------- --------------- --------------- -------------- ----------------- --------------- ---------------
   4,337,965       6,059,287       6,657,230       7,390,640      1,058,383         1,116,985       3,657,015       4,861,863
     316,580        (461,151)     (1,493,756)      2,110,064         22,006            55,592      (2,403,295)        (79,304)
        (951)         (1,034)         (2,196)         (2,476)          (216)             (253)           (867)         (1,131)
 (20,796,371)    (12,952,137)    (25,210,294)    (18,234,255)    (3,763,768)       (2,037,174)    (16,712,212)    (10,814,189)
--------------- --------------- --------------- --------------- -------------- ----------------- --------------- ---------------
 (16,142,777)     (7,355,035)    (20,049,016)     (8,736,027)    (2,683,595)         (864,850)    (15,459,359)     (6,032,761)
--------------- --------------- --------------- --------------- -------------- ----------------- --------------- ---------------
 (16,995,779)     (1,893,349)    (25,812,700)      4,503,322     (3,072,765)          898,643     (19,623,373)     (1,328,024)
  40,085,425      41,978,774      60,059,957      55,556,635      8,334,809         7,436,166      34,725,491      36,053,515
--------------- --------------- --------------- --------------- -------------- ----------------- --------------- ---------------
$ 23,089,646    $ 40,085,425    $ 34,247,257    $ 60,059,957    $ 5,262,044       $ 8,334,809    $ 15,102,118    $ 34,725,491
=============== =============== =============== =============== ============== ================= =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                         FTVIPT TEMPLETON FOREIGN                                             LMPET CLEARBRIDGE
                                                       SECURITIES           JANUS ASPEN ENTERPRISE              SMALL CAP VALUE
                                                       SUBACCOUNT                       SUBACCOUNT                   SUBACCOUNT
                                    -------------------------------- -------------------------------- ----------------------------
                                             2011            2010           2011              2010          2011           2010
                                    ---------------- --------------- -------------- ----------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   110,821    $    149,461    $  (228,073)       $ (253,657)   $  (63,441)     $ (73,896)
  Net realized gains (losses)            (711,918)       (862,277)     3,058,135           524,182       103,461       (315,968)
  Change in unrealized gains
     (losses) on investments             (920,912)      1,848,966     (3,135,254)        4,472,891      (440,859)     1,686,109
                                    ---------------- --------------- -------------- ----------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,522,009)      1,136,150       (305,192)        4,743,416      (400,839)     1,296,245
                                    ---------------- --------------- -------------- ----------------- ------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               2,162,256       2,848,211      1,824,595         2,813,491       701,735        956,565
  Net transfers (including fixed
     account)                            (418,130)        158,371       (550,273)         (124,623)      (20,916)        17,629
  Contract charges                           (228)           (270)        (1,369)           (1,709)           --             --
  Transfers for contract benefits
     and terminations                 (10,092,902)     (6,592,754)   (11,955,221)       (5,613,999)   (3,808,549)    (2,358,678)
                                    ---------------- --------------- -------------- ----------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (8,349,004)     (3,586,442)   (10,682,268)       (2,926,840)   (3,127,730)    (1,384,484)
                                    ---------------- --------------- -------------- ----------------- ------------- --------------
     Net increase (decrease)
       in net assets                   (9,871,013)     (2,450,292)   (10,987,460)        1,816,576    (3,528,569)       (88,239)
NET ASSETS:
  Beginning of year                    19,257,460      21,707,752     24,138,240        22,321,664     6,557,427      6,645,666
                                    ---------------- --------------- -------------- ----------------- ------------- --------------
  End of year                       $   9,386,447    $ 19,257,460    $13,150,780     $  24,138,240    $3,028,858    $ 6,557,427
                                    ================ =============== ============== ================= ============= ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

         LMPIT WESTERN ASSET              LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
              CORPORATE BOND      VARIABLE AGGRESSIVE GROWTH           VARIABLE APPRECIATION    VARIABLE EQUITY INCOME BUILDER
                  SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------------------- ------------------------------- ---------------------------------
        2011            2010            2011            2010            2011            2010           2011               2010
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------------
   $ 551,063       $ 872,087      $ (506,115)     $ (588,289)       $ 23,347        $ 75,822      $ 124,956          $ 259,262
    (292,044)       (523,446)      7,792,700       1,128,301         373,437        (615,787)    (1,497,982)        (1,138,181)
     441,098       1,705,063      (6,116,265)     10,806,470         (24,453)      3,737,922      1,874,055          1,859,865
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------------
     700,117       2,053,704       1,170,320      11,346,482         372,331       3,197,957        501,029            980,946
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------------
   1,466,775       2,211,651       4,246,832       5,697,251       2,189,183       3,066,744        907,086          1,157,848
      15,063        (200,674)       (760,457)     (1,109,002)     (1,237,159)     (1,333,220)       431,700           (262,936)
        (564)           (627)           (743)           (905)         (1,453)         (1,808)          (250)              (269)
 (10,544,994)     (6,869,947)    (33,699,735)    (17,426,084)    (12,317,062)     (9,835,148)    (5,570,001)        (2,673,989)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------------
  (9,063,720)     (4,859,597)    (30,214,103)    (12,838,740)    (11,366,491)     (8,103,432)    (4,231,465)        (1,779,346)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------------
  (8,363,603)     (2,805,893)    (29,043,783)     (1,492,258)    (10,994,160)     (4,905,475)    (3,730,436)          (798,400)
  19,012,329      21,818,222      56,878,773      58,371,031      30,247,277      35,152,752      9,870,562         10,668,962
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------------
$ 10,648,726    $ 19,012,329    $ 27,834,990    $ 56,878,773    $ 19,253,117    $ 30,247,277    $ 6,140,126        $ 9,870,562
=============== =============== =============== =============== =============== =============== ============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                      LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                                        FUNDAMENTAL ALL CAP VALUE                LARGE CAP GROWTH                LARGE CAP VALUE
                                                       SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                    -------------------------------- ------------------------------- ------------------------------
                                             2011            2010          2011              2010          2011             2010
                                    ---------------- --------------- ------------- ----------------- ------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $    (5,009)   $     66,416    $   (75,037)       $ (122,843) $     82,082        $ 285,163
  Net realized gains (losses)            (915,884)       (949,296)       714,622           241,722       330,518         (243,147)
  Change in unrealized gains
     (losses) on investments              153,130       2,798,919       (793,437)          649,394       101,500        1,157,830
                                    ---------------- --------------- ------------- ----------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (767,763)      1,916,039       (153,852)          768,273       514,100        1,199,846
                                    ---------------- --------------- ------------- ----------------- ------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               1,217,737       1,568,601        966,564         1,319,758     1,269,278        1,655,153
  Net transfers (including fixed
     account)                            (162,443)       (327,138)      (582,765)         (411,582)     (378,297)        (468,285)
  Contract charges                           (538)           (649)          (172)             (235)         (543)            (734)
  Transfers for contract benefits
     and terminations                  (6,153,358)     (3,624,905)    (4,863,749)       (4,071,080)   (8,053,064)      (5,079,665)
                                    ---------------- --------------- ------------- ----------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (5,098,602)     (2,384,091)    (4,480,122)       (3,163,139)   (7,162,626)      (3,893,531)
                                    ---------------- --------------- ------------- ----------------- ------------- ----------------
     Net increase (decrease)
       in net assets                   (5,866,365)       (468,052)    (4,633,974)       (2,394,866)   (6,648,526)      (2,693,685)
NET ASSETS:
  Beginning of year                    14,282,325      14,750,377     10,716,004        13,110,870    16,016,931       18,710,616
                                    ---------------- --------------- ------------- ----------------- ------------- ----------------
  End of year                       $   8,415,960    $ 14,282,325    $ 6,082,030    $   10,716,004   $ 9,368,405     $ 16,016,931
                                    ================ =============== ============= ================= ============= ================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

LMPVET CLEARBRIDGE VARIABLE     LMPVET INVESTMENT COUNSEL    LMPVIT WESTERN ASSET VARIABLE    MIST AMERICAN FUNDS BALANCED
           SMALL CAP GROWTH     VARIABLE SOCIAL AWARENESS           GLOBAL HIGH YIELD BOND                      ALLOCATION
                 SUBACCOUNT                    SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
------------------------------ ----------------------------- -------------------------------- -------------------------------
       2011            2010           2011           2010           2011              2010           2011             2010
-------------- --------------- -------------- -------------- -------------- ----------------- -------------- ----------------
  $ (70,749)      $ (77,186)      $ (4,158)      $ 14,116      $ 696,513       $ 1,084,581        $ 1,451         $ (2,069)
    445,089        (289,988)        61,846       (112,540)      (148,444)         (216,251)        34,434           60,276
   (313,135)      1,838,688       (101,063)       766,797       (416,103)          978,960       (140,838)         104,683
-------------- --------------- -------------- -------------- -------------- ----------------- -------------- ----------------
     61,205       1,471,514        (43,375)       668,373        131,966         1,847,290       (104,953)         162,890
-------------- --------------- -------------- -------------- -------------- ----------------- -------------- ----------------
    711,377         950,673        358,563        501,438      1,214,948         1,538,673        641,419          555,867
   (287,926)       (195,316)      (194,508)       (35,798)      (341,808)          407,528        575,684          406,227
       (120)           (114)          (133)          (153)          (359)             (433)          (374)            (229)
 (3,260,814)     (2,089,674)    (2,079,400)    (1,734,143)    (6,026,093)       (4,010,793)      (366,194)        (798,849)
-------------- --------------- -------------- -------------- -------------- ----------------- -------------- ----------------
 (2,837,483)     (1,334,431)    (1,915,478)    (1,268,656)    (5,153,312)       (2,065,025)       850,535          163,016
-------------- --------------- -------------- -------------- -------------- ----------------- -------------- ----------------
 (2,776,278)        137,083     (1,958,853)      (600,283)    (5,021,346)         (217,735)       745,582          325,906
  7,541,217       7,404,134      6,720,997      7,321,280     14,509,117        14,726,852      2,041,602        1,715,696
-------------- --------------- -------------- -------------- -------------- ----------------- -------------- ----------------
$ 4,764,939     $ 7,541,217    $ 4,762,144    $ 6,720,997    $ 9,487,771      $ 14,509,117    $ 2,787,184      $ 2,041,602
============== =============== ============== ============== ============== ================= ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                      MIST AMERICAN FUNDS GROWTH                  MIST AMERICAN
                                                      ALLOCATION       FUNDS MODERATE ALLOCATION     MIST BLACKROCK HIGH YIELD
                                                      SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                    ------------------------------- ----------------------------- -----------------------------
                                             2011           2010         2011             2010          2011            2010
                                    ---------------- -------------- ------------ ---------------- ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $   765    $    (2,817)   $    7,127        $   4,102   $   720,679       $ 627,917
  Net realized gains (losses)              59,909         69,512        34,223           40,663       256,118         254,551
  Change in unrealized gains
     (losses) on investments             (245,737)       184,450       (79,101)          54,108      (810,848)        679,228
                                    ---------------- -------------- ------------ ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (185,063)       251,145       (37,751)          98,873       165,949       1,561,696
                                    ---------------- -------------- ------------ ---------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 793,874        755,507       549,393          529,258     1,588,435       1,531,772
  Net transfers (including fixed
     account)                             389,024         82,584       304,327          (22,323)      948,149         834,808
  Contract charges                           (176)          (157)         (406)            (387)         (334)           (378)
  Transfers for contract benefits
     and terminations                    (175,410)      (404,602)     (336,462)        (278,026)   (5,511,250)     (3,452,212)
                                    ---------------- -------------- ------------ ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            1,007,312        433,332       516,852          228,522    (2,975,000)     (1,086,010)
                                    ---------------- -------------- ------------ ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets                      822,249        684,477       479,101          327,395    (2,809,051)        475,686
NET ASSETS:
  Beginning of year                     2,444,599      1,760,122     1,401,985        1,074,590    11,575,312      11,099,626
                                    ---------------- -------------- ------------ ---------------- ------------- ---------------
  End of year                       $   3,266,848    $ 2,444,599    $1,881,086    $   1,401,985   $ 8,766,261    $ 11,575,312
                                    ================ ============== ============ ================ ============= ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                             MIST HARRIS OAKMARK
MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE     MIST DREMAN SMALL CAP VALUE                   INTERNATIONAL
                   SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
-------------------------------- ---------------------------------- ------------------------------- -------------------------------
       2011              2010           2011                2010           2011             2010            2011            2010
-------------- ----------------- -------------- ------------------- -------------- ---------------- --------------- ---------------
    $ 1,152           $ 5,113      $ 409,643           $ 993,402       $ 13,290         $ (2,018)     $ (290,493)      $ 353,005
    (66,214)         (303,493)    (1,427,117)         (1,551,895)        21,268           33,435      (2,014,087)     (2,136,959)
     83,545           800,533        359,894           2,403,012       (283,832)         199,698      (1,572,043)      6,495,294
-------------- ----------------- -------------- ------------------- -------------- ---------------- --------------- ---------------
     18,483           502,153       (657,580)          1,844,519       (249,274)         231,115      (3,876,623)      4,711,340
-------------- ----------------- -------------- ------------------- -------------- ---------------- --------------- ---------------
    612,237           840,999      1,796,367           2,187,473        287,531          194,368       3,152,052       4,164,695
    274,467           112,592       (202,562)            213,299        481,216          153,745      (1,037,929)        316,545
       (183)             (221)          (521)               (522)           (17)             (14)         (1,408)         (1,545)
 (3,366,223)       (1,426,355)    (6,437,432)         (4,159,378)      (289,278)        (423,727)    (15,256,439)    (10,512,012)
-------------- ----------------- -------------- ------------------- -------------- ---------------- --------------- ---------------
 (2,479,702)         (472,985)    (4,844,148)         (1,759,128)       479,452          (75,628)    (13,143,724)     (6,032,317)
-------------- ----------------- -------------- ------------------- -------------- ---------------- --------------- ---------------
 (2,461,219)           29,168     (5,501,728)             85,391        230,178          155,487     (17,020,347)     (1,320,977)
  5,030,290         5,001,122     14,658,090          14,572,699      1,442,258        1,286,771      34,731,725      36,052,702
-------------- ----------------- -------------- ------------------- -------------- ---------------- --------------- ---------------
$ 2,569,071       $ 5,030,290    $ 9,156,362        $ 14,658,090    $ 1,672,436      $ 1,442,258    $ 17,711,378    $ 34,731,725
============== ================= ============== =================== ============== ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    MIST INVESCO SMALL CAP GROWTH                 MIST JANUS FORTY           MIST LAZARD MID CAP
                                                       SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                    -------------------------------- -------------------------------- -----------------------------
                                             2011            2010           2011              2010          2011            2010
                                    ---------------- --------------- -------------- ----------------- ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (23,544)   $    (19,854)   $   618,609        $  619,454    $   (19,249)      $ (13,512)
  Net realized gains (losses)             135,553         (47,581)    (3,024,669)       (3,724,476)       273,216        (200,269)
  Change in unrealized gains
     (losses) on investments             (131,713)        537,269     (3,131,057)       10,354,024       (879,972)      2,489,209
                                    ---------------- --------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                    (19,704)        469,834     (5,537,117)        7,249,002       (626,005)      2,275,428
                                    ---------------- --------------- -------------- ----------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 260,585         291,639      6,725,151         9,146,895      1,069,039       1,340,465
  Net transfers (including fixed
     account)                             313,018          29,582     (4,446,492)       (3,885,789)        98,919        (374,213)
  Contract charges                            (60)            (59)        (5,684)           (7,047)          (523)           (653)
  Transfers for contract benefits
     and terminations                    (964,594)       (329,586)   (40,262,557)      (29,039,496)    (4,978,235)     (3,235,558)
                                    ---------------- --------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (391,051)         (8,424)   (37,989,582)      (23,785,437)    (3,810,800)     (2,269,959)
                                    ---------------- --------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets                     (410,755)        461,410    (43,526,699)      (16,536,435)    (4,436,805)          5,469
NET ASSETS:
  Beginning of year                     2,360,050       1,898,640     94,777,304       111,313,739     12,231,904      12,226,435
                                    ---------------- --------------- -------------- ----------------- ------------- ---------------
  End of year                       $   1,949,295    $  2,360,050    $51,250,605      $ 94,777,304    $ 7,795,099    $ 12,231,904
                                    ================ =============== ============== ================= ============= ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                               MIST MET/
MIST LEGG MASON CLEARBRIDGE              MIST LORD ABBETT               MIST LORD ABBETT       TEMPLETON
          AGGRESSIVE GROWTH                BOND DEBENTURE                  MID CAP VALUE          GROWTH
                 SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT      SUBACCOUNT
------------------------------ ----------------------------- ------------------------------ ---------------
     2011              2010           2011           2010           2011            2010         2011 (a)
------------ ----------------- -------------- -------------- -------------- --------------- ---------------
 $ (4,692)         $ (1,869)     $ 359,158      $ 369,647      $ (47,851)      $ (47,941)     $ (307,617)
    8,899             1,511        239,673        281,914       (464,833)       (755,480)     (1,941,384)
  (30,926)           27,817       (410,969)       188,057        145,064       2,881,971      (5,922,282)
------------ ----------------- -------------- -------------- -------------- --------------- ---------------
  (26,719)           27,459        187,862        839,618       (367,620)      2,078,550      (8,171,283)
------------ ----------------- -------------- -------------- -------------- --------------- ---------------
   91,793            68,461        919,519      1,284,448      1,204,772       1,465,502       2,289,049
  562,011           156,689        576,303        (32,364)        (8,874)        314,121      49,911,434
      (73)              (28)           (69)          (104)          (134)           (218)         (2,188)
 (185,326)          (76,801)    (3,571,046)    (2,656,208)    (4,907,716)     (2,905,140)    (14,245,722)
------------ ----------------- -------------- -------------- -------------- --------------- ---------------
  468,405           148,321     (2,075,293)    (1,404,228)    (3,711,952)     (1,125,735)     37,952,573
------------ ----------------- -------------- -------------- -------------- --------------- ---------------
  441,686           175,780     (1,887,431)      (564,610)    (4,079,572)        952,815      29,781,290
  215,870            40,090      6,990,997      7,555,607     10,505,340       9,552,525              --
------------ ----------------- -------------- -------------- -------------- --------------- ---------------
$ 657,556         $ 215,870    $ 5,103,566    $ 6,990,997    $ 6,425,768    $ 10,505,340    $ 29,781,290
============ ================= ============== ============== ============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                       MIST METLIFE
                                                         AGGRESSIVE                    MIST MFS
                                                           STRATEGY     EMERGING MARKETS EQUITY    MIST MFS RESEARCH INTERNATIONAL
                                                         SUBACCOUNT                  SUBACCOUNT                         SUBACCOUNT
                                                     ----------------- --------------------------  -------------------------------
                                                            2011 (a)         2011           2010       2011            2010
                                                     ----------------- ------------ ------------- ----------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $    (95,305)   $    8,686        $   847  $   6,290         $ 4,998
  Net realized gains (losses)                              (549,330)       56,577         88,282     33,310          24,441
  Change in unrealized gains (losses)
     on investments                                      (1,554,069)     (432,012)       188,877   (118,907)         47,676
                                                     ----------------- ------------ ------------- ----------- -------------------
     Net increase (decrease) in net assets resulting
       from operations                                   (2,198,704)     (366,749)       278,006    (79,307)         77,115
                                                     ----------------- ------------ ------------- ----------- -------------------
CONTRACT TRANSACTIONS:
  Purchase payments received from contract
     owners                                               1,646,581       349,249        264,201    153,254         176,393
  Net transfers (including fixed account)                16,312,688       162,321        632,355    107,189         195,193
  Contract charges                                           (1,304)         (174)          (113)       (80)            (86)
  Transfers for contract benefits and terminations       (5,365,515)     (438,460)      (377,861)  (295,310)       (439,244)
                                                     ----------------- ------------ ------------- ----------- -------------------
     Net increase (decrease) in net assets resulting
       from contract transactions                        12,592,450        72,936        518,582    (34,947)        (67,744)
                                                     ----------------- ------------ ------------- ----------- -------------------
     Net increase (decrease) in net assets               10,393,746      (293,813)       796,588   (114,254)          9,371
NET ASSETS:
  Beginning of year                                              --     1,762,199        965,611    717,603         708,232
                                                     ----------------- ------------ ------------- ----------- -------------------
  End of year                                        $  10,393,746     $1,468,386    $ 1,762,199  $ 603,349       $ 717,603
                                                     ================= ============ ============= =========== ===================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                            MIST                    MIST PIMCO
OPPENHEIMER CAPITAL APPRECIATION      INFLATION PROTECTED BOND         MIST PIMCO TOTAL RETURN             MIST PIONEER FUND
                      SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
----------------------------------- ----------------------------- ------------------------------- -----------------------------
     2011                   2010           2011           2010            2011            2010         2011             2010
------------ ---------------------- -------------- -------------- --------------- --------------- ------------ ----------------
 $ (2,079)                $ (681)      $ 59,118      $ 105,100     $ 1,002,749     $ 1,765,456      $ 3,803         $ (3,458)
   12,197                 19,946        512,061        354,333       4,548,359       2,400,914       43,224          (18,363)
  (18,230)                11,415        256,366         61,799      (4,374,190)        567,723     (115,510)         221,164
------------ ---------------------- -------------- -------------- --------------- --------------- ------------ ----------------
   (8,112)                30,680        827,545        521,232       1,176,918       4,734,093      (68,483)         199,343
------------ ---------------------- -------------- -------------- --------------- --------------- ------------ ----------------
   71,754                 88,650      1,346,062      1,907,291       6,714,840       9,121,858      217,346          296,819
    8,022                (66,230)     2,330,741        829,040      (2,027,014)      4,272,595       10,692           23,677
      (20)                   (23)          (320)          (350)         (1,567)         (1,897)         (11)             (16)
  (48,894)               (65,184)    (2,454,389)    (1,770,316)    (31,206,434)    (20,168,058)    (943,521)        (490,176)
------------ ---------------------- -------------- -------------- --------------- --------------- ------------ ----------------
   30,862                (42,787)     1,222,094        965,665     (26,520,175)     (6,775,502)    (715,494)        (169,696)
------------ ---------------------- -------------- -------------- --------------- --------------- ------------ ----------------
   22,750                (12,107)     2,049,639      1,486,897     (25,343,257)     (2,041,409)    (783,977)          29,647
  358,540                370,647      7,417,798      5,930,901      65,149,627      67,191,036    1,521,610        1,491,963
------------ ---------------------- -------------- -------------- --------------- --------------- ------------ ----------------
$ 381,290              $ 358,540    $ 9,467,437    $ 7,417,798    $ 39,806,370    $ 65,149,627    $ 737,633      $ 1,521,610
============ ====================== ============== ============== =============== =============== ============ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                           MIST RCM                           MIST
                                                     MIST PIONEER STRATEGIC INCOME       TECHNOLOGY  T. ROWE PRICE LARGE CAP VALUE
                                                                        SUBACCOUNT       SUBACCOUNT                     SUBACCOUNT
                                                     -------------------------------- -------------- ------------------------------
                                                               2011           2010          2011 (a)        2011              2010
                                                     ----------------- -------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $   644,445    $   742,411        $ (15,596) $  (178,220)        $ (32,614)
  Net realized gains (losses)                             1,121,040        619,776          (83,665)  (4,245,521)       (4,150,476)
  Change in unrealized gains (losses)
     on investments                                      (1,304,018)       610,654         (334,698)   2,301,539        11,474,870
                                                     ----------------- -------------- -------------- -------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                      461,467      1,972,841         (433,959)  (2,122,202)        7,291,780
                                                     ----------------- -------------- -------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received from contract
     owners                                               1,747,923      2,305,699          110,706    3,652,210         5,642,606
  Net transfers (including fixed account)                    59,999        810,208        2,385,522   (1,116,168)       (1,093,525)
  Contract charges                                             (674)          (774)            (457)      (2,002)           (2,619)
  Transfers for contract benefits and terminations       (9,312,742)    (6,145,230)        (506,488) (21,123,299)      (14,681,532)
                                                     ----------------- -------------- -------------- -------------- ---------------
     Net increase (decrease) in net assets resulting
       from contract transactions                        (7,505,494)    (3,030,097)       1,989,283  (18,589,259)      (10,135,070)
                                                     ----------------- -------------- -------------- -------------- ---------------
     Net increase (decrease) in net assets               (7,044,027)    (1,057,256)       1,555,324  (20,711,461)       (2,843,290)
NET ASSETS:
  Beginning of year                                      18,330,488     19,387,744               --   51,511,248        54,354,538
                                                     ----------------- -------------- -------------- -------------- ---------------
  End of year                                        $   11,286,461    $18,330,488      $ 1,555,324  $30,799,787      $ 51,511,248
                                                     ================= ============== ============== ============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                          MIST                                                  MSF BARCLAYS
  THIRD AVENUE SMALL CAP VALUE      MIST VAN KAMPEN COMSTOCK    CAPITAL AGGREGATE BOND INDEX    MSF BLACKROCK AGGRESSIVE GROWTH
                    SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT
--------------------------------- ----------------------------- ------------------------------- ----------------------------------
        2011              2010           2011           2010           2011             2010            2011               2010
--------------- ----------------- -------------- -------------- -------------- ---------------- --------------- ------------------
    $ 24,694          $ 34,749        $ 7,131       $ 25,153      $ 193,407        $ 287,735      $ (165,814)        $ (244,087)
  (1,193,037)       (1,780,650)     1,175,369        355,763        238,391          127,474         915,810            (74,472)
  (1,155,414)        6,631,035     (1,266,495)       526,405         19,125          134,678      (1,390,269)         2,982,969
--------------- ----------------- -------------- -------------- -------------- ---------------- --------------- ------------------
  (2,323,757)        4,885,134        (83,995)       907,321        450,923          549,887        (640,273)         2,664,410
--------------- ----------------- -------------- -------------- -------------- ---------------- --------------- ------------------
   2,439,519         3,731,689        809,120      1,085,686      1,056,362        1,585,230       1,790,670          2,549,103
  (1,621,610)       (1,033,676)        95,592         40,601      1,229,977           (2,010)       (929,746)          (290,447)
        (933)           (1,380)           (42)           (43)            --               --          (1,334)            (1,537)
 (10,804,917)       (8,576,536)    (4,615,458)    (1,817,970)    (6,484,136)      (4,633,894)     (8,317,868)        (6,515,239)
--------------- ----------------- -------------- -------------- -------------- ---------------- --------------- ------------------
  (9,987,941)       (5,879,903)    (3,710,788)      (691,726)    (4,197,797)      (3,050,674)     (7,458,278)        (4,258,120)
--------------- ----------------- -------------- -------------- -------------- ---------------- --------------- ------------------
 (12,311,698)         (994,769)    (3,794,783)       215,595     (3,746,874)      (2,500,787)     (8,098,551)        (1,593,710)
  30,068,815        31,063,584      7,535,928      7,320,333      9,562,117       12,062,904      21,737,839         23,331,549
--------------- ----------------- -------------- -------------- -------------- ---------------- --------------- ------------------
$ 17,757,117      $ 30,068,815    $ 3,741,145    $ 7,535,928    $ 5,815,243      $ 9,562,117    $ 13,639,288       $ 21,737,839
=============== ================= ============== ============== ============== ================ =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                         MSF BLACKROCK BOND INCOME    MSF BLACKROCK DIVERSIFIED        MSF BLACKROCK LARGE CAP VALUE
                                                        SUBACCOUNT                   SUBACCOUNT                           SUBACCOUNT
                                    --------------------------------- -------------------------------- -----------------------------
                                              2011            2010         2011            2010            2011           2010
                                    ----------------- --------------- ------------ ------------------- ----------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $   464,335    $    476,149    $   19,941             $ 11,816  $  (1,956)      $ (1,031)
  Net realized gains (losses)              292,326         160,277        54,894               39,512      8,571          7,884
  Change in unrealized gains
     (losses) on investments                54,094         594,901       (56,858)              43,247    (11,745)        35,514
                                    ----------------- --------------- ------------ ------------------- ----------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                     810,755       1,231,327        17,977               94,575     (5,130)        42,367
                                    ----------------- --------------- ------------ ------------------- ----------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                1,518,270       1,902,257       317,980              166,518    148,785        125,769
  Net transfers (including fixed
     account)                             (445,387)        460,585       136,332              131,781   198,619        219,091
  Contract charges                            (884)         (1,032)          (38)                 (21)       (49)           (37)
  Transfers for contract benefits
     and terminations                   (6,584,566)     (4,573,147)     (258,109)            (243,108)  (163,362)       (70,093)
                                    ----------------- --------------- ------------ ------------------- ----------- -----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (5,512,567)     (2,211,337)      196,165               55,170    183,993        274,730
                                    ----------------- --------------- ------------ ------------------- ----------- -----------------
     Net increase (decrease)
       in net assets                    (4,701,812)       (980,010)      214,142              149,745    178,863        317,097
NET ASSETS:
  Beginning of year                     17,678,147      18,658,157     1,197,431            1,047,686    636,529        319,432
                                    ----------------- --------------- ------------ ------------------- ----------- -----------------
  End of year                       $   12,976,335    $ 17,678,147    $1,411,573          $ 1,197,431  $ 815,392      $ 636,529
                                    ================= =============== ============ =================== =========== =================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

               MSF BLACKROCK
     LEGACY LARGE CAP GROWTH       MSF BLACKROCK MONEY MARKET        MSF DAVIS VENTURE VALUE            MSF FI VALUE LEADERS
                  SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
------------------------------- -------------------------------- ------------------------------ -------------------------------
        2011            2010            2011          2010 (b)          2011            2010            2011            2010
--------------- --------------- --------------- ---------------- -------------- --------------- --------------- ---------------
  $ (437,493)     $ (504,895)   $ (1,256,789)    $ (1,078,277)       $ 4,704       $ (23,833)       $ (3,419)       $ 83,612
   7,124,649       3,840,712              --               --       (534,744)       (792,823)     (2,230,293)     (2,240,955)
 (11,217,626)      5,547,019              --               --       (176,348)      2,339,594       1,323,115       4,490,467
--------------- --------------- --------------- ---------------- -------------- --------------- --------------- ---------------
  (4,530,470)      8,882,836      (1,256,789)      (1,078,277)      (706,388)      1,522,938        (910,597)      2,333,124
--------------- --------------- --------------- ---------------- -------------- --------------- --------------- ---------------
   4,261,192       5,576,053      22,070,627       17,419,514      1,493,061       1,840,066       1,501,093       2,213,273
  (1,267,195)     (1,230,062)      1,700,520      152,805,862       (477,035)         (9,827)       (573,634)       (511,689)
      (2,688)         (3,352)         (5,764)          (7,655)          (695)           (931)         (1,197)         (1,479)
 (23,859,765)    (17,976,598)    (69,932,327)     (36,318,508)    (6,018,422)     (4,989,011)     (9,040,725)     (5,342,826)
--------------- --------------- --------------- ---------------- -------------- --------------- --------------- ---------------
 (20,868,456)    (13,633,959)    (46,166,944)     133,899,213     (5,003,091)     (3,159,703)     (8,114,463)     (3,642,721)
--------------- --------------- --------------- ---------------- -------------- --------------- --------------- ---------------
 (25,398,926)     (4,751,123)    (47,423,733)     132,820,936     (5,709,479)     (1,636,765)     (9,025,060)     (1,309,597)
  55,698,641      60,449,764     132,820,936               --     15,675,792      17,312,557      19,238,043      20,547,640
--------------- --------------- --------------- ---------------- -------------- --------------- --------------- ---------------
$ 30,299,715    $ 55,698,641    $ 85,397,203    $ 132,820,936    $ 9,966,313    $ 15,675,792    $ 10,212,983    $ 19,238,043
=============== =============== =============== ================ ============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                        MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO
                                             MSF JENNISON GROWTH                      ALLOCATION            MODERATE ALLOCATION
                                                      SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                    ------------------------------- ------------------------------- ------------------------------
                                             2011           2010          2011              2010          2011             2010
                                    ---------------- -------------- ------------- ----------------- ------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (31,955)   $   (25,458)   $   113,094         $ 242,129   $   127,642        $ 271,354
  Net realized gains (losses)             229,592         44,812        364,099           208,374       411,153           95,146
  Change in unrealized gains
     (losses) on investments             (187,332)       292,176       (268,068)          373,996      (453,053)         839,364
                                    ---------------- -------------- ------------- ----------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                     10,305        311,530        209,125           824,499        85,742        1,205,864
                                    ---------------- -------------- ------------- ----------------- ------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 373,829        465,248      2,070,301         2,509,504     2,335,882        2,856,686
  Net transfers (including fixed
     account)                             214,217       (177,395)       830,679         1,906,272       680,031        1,361,249
  Contract charges                            (94)          (107)          (754)             (851)       (1,101)          (1,144)
  Transfers for contract benefits
     and terminations                  (1,608,928)      (857,695)    (4,936,889)       (3,978,772)   (5,642,889)      (4,173,676)
                                    ---------------- -------------- ------------- ----------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (1,020,976)      (569,949)    (2,036,663)          436,153    (2,628,077)          43,115
                                    ---------------- -------------- ------------- ----------------- ------------- ----------------
     Net increase (decrease)
       in net assets                   (1,010,671)      (258,419)    (1,827,538)        1,260,652    (2,542,335)       1,248,979
NET ASSETS:
  Beginning of year                     3,293,224      3,551,643     10,310,485         9,049,833    12,955,313       11,706,334
                                    ---------------- -------------- ------------- ----------------- ------------- ----------------
  End of year                       $   2,282,553    $ 3,293,224    $ 8,482,947      $ 10,310,485   $10,412,978     $ 12,955,313
                                    ================ ============== ============= ================= ============= ================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                        MSF METLIFE MODERATE TO
MSF METLIFE MODERATE ALLOCATION           AGGRESSIVE ALLOCATION         MSF METLIFE STOCK INDEX            MSF MFS TOTAL RETURN
                     SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
---------------------------------- ------------------------------- ------------------------------- -------------------------------
        2011               2010            2011            2010            2011            2010            2011            2010
--------------- ------------------ --------------- --------------- --------------- --------------- --------------- ---------------
   $ 168,764          $ 720,991       $ 157,038       $ 418,602       $ 284,923        $ 50,011       $ 982,125     $ 1,258,867
   2,031,219            (90,217)        108,573        (808,378)      3,485,892       2,465,692      (2,029,190)     (2,417,160)
  (2,560,003)         5,334,539      (2,076,930)      5,952,095      (3,028,258)      2,449,117       1,804,028       6,739,001
--------------- ------------------ --------------- --------------- --------------- --------------- --------------- ---------------
    (360,020)         5,965,313      (1,811,319)      5,562,319         742,557       4,964,820         756,963       5,580,708
--------------- ------------------ --------------- --------------- --------------- --------------- --------------- ---------------
   8,370,708         14,671,089       7,231,763       9,923,832       4,675,800       5,850,168       5,299,969       7,151,518
    (807,956)            87,283        (177,164)        206,320      (1,079,638)     21,987,831      (1,751,454)     (1,301,592)
      (2,344)            (2,492)         (2,098)         (2,468)         (2,444)         (2,737)         (4,246)         (4,826)
 (30,998,978)       (12,540,752)    (22,129,795)    (12,262,806)    (25,589,491)    (14,099,842)    (26,657,843)    (19,365,714)
--------------- ------------------ --------------- --------------- --------------- --------------- --------------- ---------------
 (23,438,570)         2,215,128     (15,077,294)     (2,135,122)    (21,995,773)     13,735,420     (23,113,574)    (13,520,614)
--------------- ------------------ --------------- --------------- --------------- --------------- --------------- ---------------
 (23,798,590)         8,180,441     (16,888,613)      3,427,197     (21,253,216)     18,700,240     (22,356,611)     (7,939,906)
  55,863,404         47,682,963      46,482,164      43,054,967      52,759,331      34,059,091      66,958,967      74,898,873
--------------- ------------------ --------------- --------------- --------------- --------------- --------------- ---------------
$ 32,064,814       $ 55,863,404    $ 29,593,551    $ 46,482,164    $ 31,506,115    $ 52,759,331    $ 44,602,356    $ 66,958,967
=============== ================== =============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                     MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX  MSF OPPENHEIMER GLOBAL EQUITY
                                                        SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                    --------------------------------- ------------------------------ -----------------------------
                                              2011            2010          2011             2010        2011            2010
                                    ----------------- --------------- ------------- ---------------- ----------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 86,437    $     58,359    $   85,907        $ 118,222    $  7,464         $ 2,705
  Net realized gains (losses)             (146,101)       (581,883)   (1,136,495)        (939,981)     42,077          20,355
  Change in unrealized gains
     (losses) on investments               146,607       2,120,784       486,247        1,204,977    (140,745)         79,492
                                    ----------------- --------------- ------------- ---------------- ----------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                      86,943       1,597,260      (564,341)         383,218     (91,204)        102,552
                                    ----------------- --------------- ------------- ---------------- ----------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                1,928,456       2,551,117       941,661        1,343,837     218,023         157,070
  Net transfers (including fixed
     account)                             (124,732)         51,305       (41,884)        (309,508)    221,565         205,540
  Contract charges                            (447)           (458)           --               --         (78)            (54)
  Transfers for contract benefits
     and terminations                   (8,877,074)     (4,961,152)   (4,456,277)      (2,843,984)   (295,140)       (129,146)
                                    ----------------- --------------- ------------- ---------------- ----------- -----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (7,073,797)     (2,359,188)   (3,556,500)      (1,809,655)    144,370         233,410
                                    ----------------- --------------- ------------- ---------------- ----------- -----------------
     Net increase (decrease)
       in net assets                    (6,986,854)       (761,928)   (4,120,841)      (1,426,437)     53,166         335,962
NET ASSETS:
  Beginning of year                     17,051,612      17,813,540     6,719,641        8,146,078     849,532         513,570
                                    ----------------- --------------- ------------- ---------------- ----------- -----------------
  End of year                       $   10,064,758    $ 17,051,612    $2,598,800      $ 6,719,641    $902,698       $ 849,532
                                    ================= =============== ============= ================ =========== =================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                    MSF WESTERN
                                                                                                          ASSET
                                                                                                     MANAGEMENT
                                MSF T. ROWE PRICE LARGE CAP       MSF T. ROWE PRICE SMALL CAP    STRATEGIC BOND
    MSF RUSSELL 2000 INDEX                           GROWTH                            GROWTH     OPPORTUNITIES
                SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT        SUBACCOUNT
----------------------------- -------------------------------- --------------------------------- -----------------
       2011           2010           2011              2010            2011              2010           2011 (a)
-------------- -------------- -------------- ----------------- --------------- ----------------- -----------------
   $ (1,147)      $ (8,620)    $ (115,331)       $ (113,658)     $ (380,303)       $ (326,275)        $ (16,972)
    395,019       (543,280)       449,979           (68,939)      3,119,110            39,618            13,792
   (761,882)     2,572,017       (519,645)        1,717,271      (2,462,874)        8,620,759            35,724
-------------- -------------- -------------- ----------------- --------------- ----------------- -----------------
   (368,010)     2,020,117       (184,997)        1,534,674         275,933         8,334,102            32,544
-------------- -------------- -------------- ----------------- --------------- ----------------- -----------------
  1,218,050      1,444,579      1,545,757         1,766,881       3,961,217         3,545,085           161,357
     (7,248)       688,334        213,200           194,144       2,234,228         2,108,180         3,001,669
         --             --           (580)             (723)         (1,634)           (1,580)               --
 (6,746,561)    (3,462,316)    (4,836,255)       (3,176,925)    (15,330,104)       (7,888,519)       (1,691,705)
-------------- -------------- -------------- ----------------- --------------- ----------------- -----------------
 (5,535,759)    (1,329,403)    (3,077,878)       (1,216,623)     (9,136,293)       (2,236,834)        1,471,321
-------------- -------------- -------------- ----------------- --------------- ----------------- -----------------
 (5,903,769)       690,714     (3,262,875)          318,051      (8,860,360)        6,097,268         1,503,865
  9,883,253      9,192,539     11,085,553        10,767,502      33,720,283        27,623,015                --
-------------- -------------- -------------- ----------------- --------------- ----------------- -----------------
$ 3,979,484    $ 9,883,253    $ 7,822,678      $ 11,085,553    $ 24,859,923      $ 33,720,283       $ 1,503,865
============== ============== ============== ================= =============== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                MSF WESTERN ASSET MANAGEMENT
                                                                                             U.S. GOVERNMENT
                                                                                                  SUBACCOUNT
                                                                                -------------------------------
                                                                                        2011            2010
                                                                                --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                                                     $ 135,312       $ 423,007
  Net realized gains (losses)                                                        906,855         202,510
  Change in unrealized gains (losses) on investments                                (137,600)        549,452
                                                                                --------------- ---------------
     Net increase (decrease) in net assets resulting from operations                 904,567       1,174,969
                                                                                --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received from contract owners                                  2,214,300       3,467,805
  Net transfers (including fixed account)                                             19,268       1,414,686
  Contract charges                                                                    (1,398)         (1,736)
  Transfers for contract benefits and terminations                               (11,887,380)     (7,207,795)
                                                                                --------------- ---------------
     Net increase (decrease) in net assets resulting from contract transactions   (9,655,210)     (2,327,040)
                                                                                --------------- ---------------
     Net increase (decrease) in net assets                                        (8,750,643)     (1,152,071)
NET ASSETS:
  Beginning of year                                                               24,440,810      25,592,881
                                                                                --------------- ---------------
  End of year                                                                   $ 15,690,167    $ 24,440,810
                                                                                =============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account QPN for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on December 26, 1995 to support operations of the company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account satisfies certain exclusionary provisions and, as such, is not subject to regulation under the Investment Company Act of 1940, as amended. The Separate Account exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust
 ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Equity Trust ("LMPET")
Legg Mason Partners Income Trust ("LMPIT")
Legg Mason Partners Variable Equity Trust
 ("LMPVET")
Legg Mason Partners Variable Income Trust
 ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc ("MSF")*

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2011:

American Funds Global Growth Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Fidelity VIP Contrafund Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities
 Subaccount
FTVIPT Templeton Developing Markets Securities
 Subaccount
FTVIPT Templeton Foreign Securities Subaccount
Janus Aspen Enterprise Subaccount
LMPET ClearBridge Small Cap Value Subaccount
LMPIT Western Asset Corporate Bond Subaccount
LMPVET ClearBridge Variable Aggressive Growth
 Subaccount
LMPVET ClearBridge Variable Appreciation
 Subaccount
LMPVET ClearBridge Variable Equity Income Builder
 Subaccount
LMPVET ClearBridge Variable Fundamental All Cap
 Value Subaccount
LMPVET ClearBridge Variable Large Cap Growth
 Subaccount
LMPVET ClearBridge Variable Large Cap Value
 Subaccount
LMPVET ClearBridge Variable Small Cap Growth
 Subaccount
LMPVET Investment Counsel Variable Social
 Awareness Subaccount
LMPVIT Western Asset Variable Global High Yield
 Bond Subaccount
MIST American Funds Balanced Allocation
 Subaccount

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation Subaccount
MIST BlackRock High Yield Subaccount
MIST BlackRock Large Cap Core Subaccount
MIST Clarion Global Real Estate Subaccount
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Invesco Small Cap Growth Subaccount
MIST Janus Forty Subaccount
MIST Lazard Mid Cap Subaccount
MIST Legg Mason ClearBridge Aggressive Growth
 Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/Templeton Growth Subaccount*
MIST MetLife Aggressive Strategy Subaccount*
MIST MFS Emerging Markets Equity Subaccount
MIST MFS Research International Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MIST PIMCO Inflation Protected Bond Subaccount
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount
MIST Pioneer Strategic Income Subaccount
MIST RCM Technology Subaccount*
MIST T. Rowe Price Large Cap Value Subaccount
MIST Third Avenue Small Cap Value Subaccount
MIST Van Kampen Comstock Subaccount
MSF Barclays Capital Aggregate Bond Index
 Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount
MSF BlackRock Diversified Subaccount
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth Subaccount
MSF BlackRock Money Market Subaccount
MSF Davis Venture Value Subaccount
MSF FI Value Leaders Subaccount
MSF Jennison Growth Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
 Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
 Subaccount
MSF MetLife Stock Index Subaccount
MSF MFS Total Return Subaccount
MSF MFS Value Subaccount
MSF Morgan Stanley EAFE Index Subaccount
MSF Oppenheimer Global Equity Subaccount
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond
 Opportunities Subaccount*
MSF Western Asset Management U.S. Government
 Subaccount

* This Subaccount began operations during the year ended December 31, 2011.


3. PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2011:

Janus Aspen Global Technology Subaccount
LMPVIT Western Asset Variable Adjustable Rate
 Income Subaccount
LMPVIT Western Asset Variable Diversified Strategic
 Income Subaccount
MIST Legg Mason Value Equity Subaccount
MSF MetLife Aggressive Allocation Subaccount
Templeton Growth Fund Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2011:

NAME CHANGE:

FORMER NAME                                         NEW NAME
(MIST) Lord Abbett Growth and Income Portfolio      (MIST) T. Rowe Price Large Cap Value Portfolio

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

MERGERS:

FORMER PORTFOLIO                                     NEW PORTFOLIO
(MIST) Legg Mason Value Equity Portfolio             (MIST) Legg Mason ClearBridge Aggressive Growth
(MSF) MetLife Aggressive Allocation Portfolio         Portfolio
                                                     (MIST) MetLife Aggressive Strategy Portfolio


SUBSTITUTIONS:

FORMER PORTFOLIO                                      NEW PORTFOLIO
Templeton Growth Fund                                 (MIST) Met/Templeton Growth Portolio
Janus Aspen Global Technology Portfolio               (MIST) RCM Technology Portfolio
LMPVIT Western Asset Variable Diversified Strategic   (MSF) Western Asset Management Strategic Bond
 Income Portfolio                                      Opportunities Portfolio

LIQUIDATION:

LMPVIT Western Asset Variable Adjustable Rate Income Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level
1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. There were no annuity payout assets in the period ended December 31, 2011.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of dissaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding fair value measurements (Accounting Standards Update ("ASU") 2011-04, FAIR VALUE MEASUREMENT (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Separate Account does not expect the adoption of this new guidance to have a material impact on its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2011:

Mortality and Expense Risk 0.15% - 1.50%

The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes waivers granted to certain Subaccounts.

For some contracts, a contract administrative charge of $15 is assessed on a semi-annual basis. In addition, most Contracts impose a surrender charge which ranges from 0% to 5.5% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an affiliate of the Company.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                              SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                           --------- ------------- ------------- --------------
American Funds Global Growth Subaccount                    1,123,455    22,960,150     2,437,385     14,237,227
American Funds Growth Subaccount                             653,519    35,869,467     2,906,461     24,783,330
American Funds Growth-Income Subaccount                      532,143    19,323,064     1,628,204     13,336,358
Fidelity VIP Contrafund Subaccount                         1,019,864    26,130,605     2,320,952     18,634,372
Fidelity VIP Mid Cap Subaccount                            1,198,297    33,541,028     3,111,351     23,654,764
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount   256,814     4,782,684       970,216      3,727,860
FTVIPT Templeton Developing Markets Securities Subaccount  1,603,205    16,912,367     1,934,813     17,427,925
FTVIPT Templeton Foreign Securities Subaccount               747,336    11,054,401     1,526,420      9,764,539
Janus Aspen Enterprise Subaccount                            356,295    10,202,698     1,266,781     12,177,076
LMPET ClearBridge Small Cap Value Subaccount                 178,803     3,072,604       506,385      3,697,514
LMPIT Western Asset Corporate Bond Subaccount                950,781    10,988,487     3,397,964     11,910,626
LMPVET ClearBridge Variable Aggressive Growth Subaccount   1,666,768    21,398,448     1,292,269     32,012,491
LMPVET ClearBridge Variable Appreciation Subaccount          814,089    18,768,081       874,152     12,217,235
LMPVET ClearBridge Variable Equity Income Builder
  Subaccount                                                 587,580     7,349,893     2,011,850      6,118,310
LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount                                                 462,676    10,302,224       757,456      5,860,977
LMPVET ClearBridge Variable Large Cap Growth
  Subaccount                                                 380,609     5,289,389       504,999      5,060,120
LMPVET ClearBridge Variable Large Cap Value
  Subaccount                                                 691,910     9,004,305       861,520      7,942,025
LMPVET ClearBridge Variable Small Cap Growth
  Subaccount                                                 309,214     4,415,791       749,791      3,571,495
LMPVET Investment Counsel Variable Social Awareness
  Subaccount                                                 197,520     4,719,342       259,624      2,179,208
LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount                                               1,285,615    10,431,285     2,122,681      6,579,441
MIST American Funds Balanced Allocation Subaccount           294,945     2,656,139     1,340,161        486,632
MIST American Funds Growth Allocation Subaccount             374,217     3,066,223     1,456,297        448,193
MIST American Funds Moderate Allocation Subaccount           191,760     1,788,214     1,020,429        487,550
MIST BlackRock High Yield Subaccount                       1,049,859     8,474,663     4,049,941      6,304,236
MIST BlackRock Large Cap Core Subaccount                     299,090     2,683,186     1,112,421      3,590,924
MIST Clarion Global Real Estate Subaccount                   982,455    11,952,045     1,660,383      6,094,810
MIST Dreman Small Cap Value Subaccount                       127,284     1,736,688     1,150,335        657,576
MIST Harris Oakmark International Subaccount               1,494,638    22,261,723     1,234,316     14,668,469
MIST Invesco Small Cap Growth Subaccount                     138,548     1,838,252       663,948      1,078,530
MIST Janus Forty Subaccount                                  805,195    58,700,537     2,847,807     40,218,799
MIST Lazard Mid Cap Subaccount                               725,809     7,621,814       805,125      4,635,146
MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount                                                  86,187       655,220       650,223        186,519
MIST Lord Abbett Bond Debenture Subaccount                   398,724     4,812,521     3,079,925      4,796,000
MIST Lord Abbett Mid Cap Value Subaccount                    423,311     7,306,506     1,061,407      4,821,177
MIST Met/Templeton Growth Subaccount (a)                   3,458,927    35,703,643    51,412,234     13,767,206
MIST MetLife Aggressive Strategy Subaccount (a)            1,156,157    11,947,925    17,399,658      4,902,404
MIST MFS Emerging Markets Equity Subaccount                  156,885     1,563,427       844,471        762,850
MIST MFS Research International Subaccount                    67,418       628,819       305,227        333,867
MIST Oppenheimer Capital Appreciation Subaccount              62,617       330,244       101,669         72,889
MIST PIMCO Inflation Protected Bond Subaccount               794,918     8,886,188     4,581,524      2,931,790
MIST PIMCO Total Return Subaccount                         3,328,294    36,569,743     6,997,094     30,707,630
MIST Pioneer Fund Subaccount                                  55,259       729,591       440,909      1,152,621
MIST Pioneer Strategic Income Subaccount                   1,030,737    10,157,646     2,456,071      9,208,074
MIST RCM Technology Subaccount (a)                           363,406     1,890,076     2,591,385        617,643
MIST T. Rowe Price Large Cap Value Subaccount              1,475,795    38,126,281     1,225,774     19,993,208
MIST Third Avenue Small Cap Value Subaccount               1,314,373    21,023,713       959,144     10,922,351

(a) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                             SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          --------- ------------- ------------- --------------
MIST Van Kampen Comstock Subaccount                         403,147     2,853,331       685,843      4,389,512
MSF Barclays Capital Aggregate Bond Index Subaccount        502,185     5,507,120     2,693,176      6,697,512
MSF BlackRock Aggressive Growth Subaccount                  528,249    12,634,137       980,196      8,604,204
MSF BlackRock Bond Income Subaccount                        117,010    12,270,337     2,329,580      7,377,813
MSF BlackRock Diversified Subaccount                         88,504     1,266,388       734,002        517,908
MSF BlackRock Large Cap Value Subaccount                     79,169       760,725       313,105        131,068
MSF BlackRock Legacy Large Cap Growth Subaccount          1,214,421    21,896,191     1,339,720     22,645,590
MSF BlackRock Money Market Subaccount                       853,972    85,397,200    16,792,578     64,216,342
MSF Davis Venture Value Subaccount                          335,908    11,092,702       853,045      5,851,416
MSF FI Value Leaders Subaccount                              77,737    13,580,262       609,861      8,727,685
MSF Jennison Growth Subaccount                              189,747     2,074,834       691,789      1,744,683
MSF MetLife Conservative Allocation Subaccount              735,736     7,965,947     2,998,829      4,922,350
MSF MetLife Conservative to Moderate Allocation
  Subaccount                                                932,235     9,915,233     3,222,887      5,723,281
MSF MetLife Moderate Allocation Subaccount                2,971,726    31,425,787     8,683,265     31,952,988
MSF MetLife Moderate to Aggressive Allocation Subaccount  2,856,526    30,436,102     4,901,599     19,821,809
MSF MetLife Stock Index Subaccount                        1,064,398    27,849,209     2,682,813     24,107,961
MSF MFS Total Return Subaccount                             346,723    48,265,831     2,828,111     24,959,548
MSF MFS Value Subaccount                                    822,966    10,410,908     1,485,359      8,472,651
MSF Morgan Stanley EAFE Index Subaccount                    254,290     3,613,616       772,627      4,243,196
MSF Oppenheimer Global Equity Subaccount                     65,227       917,888       618,115        466,278
MSF Russell 2000 Index Subaccount                           314,340     3,913,432     2,290,681      7,827,542
MSF T. Rowe Price Large Cap Growth Subaccount               529,280     7,312,060     1,638,011      4,831,190
MSF T. Rowe Price Small Cap Growth Subaccount             1,542,182    20,680,838     6,617,560     16,134,116
MSF Western Asset Management Strategic Bond Opportunities
  Subaccount (a)                                            116,314     1,468,212     2,930,115      1,475,695
MSF Western Asset Management U.S. Government
  Subaccount                                              1,285,030    15,341,273     3,586,165     12,341,685

(a) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                           AMERICAN FUNDS                                              AMERICAN FUNDS
                                            GLOBAL GROWTH                AMERICAN FUNDS                 GROWTH-INCOME
                                               SUBACCOUNT             GROWTH SUBACCOUNT                    SUBACCOUNT
                               ----------------------------- ----------------------------- -----------------------------
                                      2011           2010           2011           2010           2011           2010
                               -------------- -------------- -------------- -------------- -------------- --------------
Units beginning of year         22,744,836     26,698,224     42,177,324     50,297,453     25,370,999     30,582,235
Units issued and transferred
  from other funding options     5,082,697      8,148,924      8,681,343     14,195,316      4,673,379      8,246,338
Units redeemed and transferred
  to other funding options     (12,782,709)   (12,102,312)   (24,642,983)   (22,315,445)   (14,644,833)   (13,457,574)
                               -------------- -------------- -------------- -------------- -------------- --------------
Units end of year               15,044,824     22,744,836     26,215,684     42,177,324     15,399,545     25,370,999
                               ============== ============== ============== ============== ============== ==============

                                            FTVIPT TEMPLETON            FTVIPT TEMPLETON
                               DEVELOPING MARKETS SECURITIES          FOREIGN SECURITIES        JANUS ASPEN ENTERPRISE
                                                  SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
                               -------------------------------- --------------------------- -----------------------------
                                     2011               2010          2011          2010           2011           2010
                               ------------- ------------------ ------------- ------------- -------------- --------------
Units beginning of year        10,297,774         12,437,474    13,052,603    15,785,371     36,064,678     41,552,840
Units issued and transferred
  from other funding options    2,483,752          5,373,800     2,747,633     4,893,102      6,367,605     11,382,422
Units redeemed and transferred
  to other funding options     (7,391,160)        (7,513,500)   (8,591,346)   (7,625,870)   (22,225,333)   (16,870,584)
                               ------------- ------------------ ------------- ------------- -------------- --------------
Units end of year               5,390,366         10,297,774     7,208,890    13,052,603     20,206,950     36,064,678
                               ============= ================== ============= ============= ============== ==============

                                                                  LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE
                                      LMPVET CLEARBRIDGE             VARIABLE EQUITY        VARIABLE FUNDAMENTAL
                                   VARIABLE APPRECIATION              INCOME BUILDER               ALL CAP VALUE
                                              SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                               ---------------------------- --------------------------- ---------------------------
                                     2011           2010          2011          2010          2011          2010
                               ------------- -------------- ------------- ------------- ------------- -------------
Units beginning of year        20,654,469     26,741,658     7,802,436     9,367,865    16,031,158    19,129,489
Units issued and transferred
  from other funding options    2,193,501      4,311,877     2,566,301     1,659,574     2,213,094     3,465,827
Units redeemed and transferred
  to other funding options     (9,901,024)   (10,399,066)   (5,824,043)   (3,225,003)   (8,097,145)   (6,564,158)
                               ------------- -------------- ------------- ------------- ------------- -------------
Units end of year              12,946,946     20,654,469     4,544,694     7,802,436    10,147,107    16,031,158
                               ============= ============== ============= ============= ============= =============

                               LMPVET INVESTMENT COUNSEL    LMPVIT WESTERN ASSET VARIABLE        MIST AMERICAN FUNDS
                               VARIABLE SOCIAL AWARENESS           GLOBAL HIGH YIELD BOND        BALANCED ALLOCATION
                                              SUBACCOUNT                       SUBACCOUNT                 SUBACCOUNT
                               ---------------------------- -------------------------------- --------------------------
                                     2011           2010          2011               2010         2011          2010
                               ------------- -------------- ------------- ------------------ ------------ -------------
Units beginning of year         5,132,056      6,209,267     7,236,148          8,356,675    2,055,809     1,910,898
Units issued and transferred
  from other funding options      418,092        933,653     1,821,739          3,118,554    1,521,705     1,165,246
Units redeemed and transferred
  to other funding options     (1,892,666)    (2,010,864)   (4,364,755)        (4,239,081)    (677,817)   (1,020,335)
                               ------------- -------------- ------------- ------------------ ------------ -------------
Units end of year               3,657,482      5,132,056     4,693,132          7,236,148    2,899,697     2,055,809
                               ============= ============== ============= ================== ============ =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

                                                                            FTVIPT FRANKLIN
   FIDELITY VIP CONTRAFUND          FIDELITY VIP MID CAP    SMALL-MID CAP GROWTH SECURITIES
                SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ----------------------------- ----------------------------------
       2011           2010           2011           2010          2011                 2010
-------------- -------------- -------------- -------------- ------------- --------------------
 25,691,131     31,116,610     25,040,105     29,478,948     6,749,868            7,611,403
  5,540,759      8,363,318      5,598,867      8,474,499     1,887,881            2,158,443
(15,830,574)   (13,788,797)   (14,479,859)   (12,913,342)   (4,148,922)          (3,019,978)
-------------- -------------- -------------- -------------- ------------- --------------------
 15,401,316     25,691,131     16,159,113     25,040,105     4,488,827            6,749,868
============== ============== ============== ============== ============= ====================

       LMPET CLEARBRIDGE         LMPIT WESTERN ASSET            LMPVET CLEARBRIDGE
         SMALL CAP VALUE              CORPORATE BOND    VARIABLE AGGRESSIVE GROWTH
              SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
--------------------------- --------------------------- -----------------------------
      2011          2010          2011          2010           2011           2010
------------- ------------- ------------- ------------- -------------- --------------
 3,544,013     4,438,808     9,516,860    12,047,772     53,147,668     67,461,243
   800,005     1,261,154     2,779,825     4,026,665      8,723,377     12,893,488
(2,555,274)   (2,155,949)   (7,161,208)   (6,557,577)   (36,182,341)   (27,207,063)
------------- ------------- ------------- ------------- -------------- --------------
 1,788,744     3,544,013     5,135,477     9,516,860     25,688,704     53,147,668
============= ============= ============= ============= ============== ==============

       LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE
VARIABLE LARGE CAP GROWTH    VARIABLE LARGE CAP VALUE    VARIABLE SMALL CAP GROWTH
               SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
---------------------------- --------------------------- ----------------------------
      2011           2010          2011          2010          2011           2010
------------- -------------- ------------- ------------- ------------- --------------
 6,467,759      8,596,399    10,494,734    13,260,650     5,200,645      6,349,292
   894,510      2,117,288     1,510,289     1,941,611     1,213,409      2,320,344
(3,630,730)    (4,245,928)   (6,097,133)   (4,707,527)   (3,148,316)    (3,468,991)
------------- -------------- ------------- ------------- ------------- --------------
 3,731,539      6,467,759     5,907,890    10,494,734     3,265,738      5,200,645
============= ============== ============= ============= ============= ==============

   MIST AMERICAN FUNDS       MIST AMERICAN FUNDS              MIST BLACKROCK
     GROWTH ALLOCATION       MODERATE ALLOCATION                  HIGH YIELD
            SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
------------------------- ------------------------- ---------------------------
     2011         2010         2011         2010          2011          2010
------------ ------------ ------------ ------------ ------------- -------------
2,571,138    2,078,888    1,375,796    1,143,572     5,684,281     6,173,534
1,683,171    1,314,394    1,069,866      751,409     2,977,186     3,365,351
 (601,979)    (822,144)    (587,333)    (519,185)   (4,550,194)   (3,854,604)
------------ ------------ ------------ ------------ ------------- -------------
3,652,330    2,571,138    1,858,329    1,375,796     4,111,273     5,684,281
============ ============ ============ ============ ============= =============

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                         MIST BLACKROCK                MIST CLARION               MIST DREMAN
                                         LARGE CAP CORE          GLOBAL REAL ESTATE           SMALL CAP VALUE
                                             SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                               --------------------------- --------------------------- -------------------------
                                     2011          2010          2011          2010         2011         2010
                               ------------- ------------- ------------- ------------- ------------ ------------
Units beginning of year         5,139,926     5,709,035    16,008,968    18,305,563    1,056,417    1,117,238
Units issued and transferred
  from other funding options    1,905,950     2,687,597     3,855,670     6,926,165      973,132      408,711
Units redeemed and transferred
  to other funding options     (4,394,371)   (3,256,706)   (9,189,785)   (9,222,760)    (656,303)    (469,532)
                               ------------- ------------- ------------- ------------- ------------ ------------
Units end of year               2,651,505     5,139,926    10,674,853    16,008,968    1,373,246    1,056,417
                               ============= ============= ============= ============= ============ ============

                                                                         MIST LEGG MASON            MIST LORD ABBETT
                                    MIST LAZARD MID CAP    CLEARBRIDGE AGGRESSIVE GROWTH              BOND DEBENTURE
                                             SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
                               --------------------------- -------------------------------- ---------------------------
                                     2011          2010        2011                 2010          2011          2010
                               ------------- ------------- ----------- -------------------- ------------- -------------
Units beginning of year         4,644,589     5,678,164     278,381               62,719     4,662,722     5,654,598
Units issued and transferred
  from other funding options      801,475     1,268,713     798,575              469,118     2,507,389     2,853,300
Units redeemed and transferred
  to other funding options     (2,266,799)   (2,302,288)   (245,912)            (253,456)   (3,886,210)   (3,845,176)
                               ------------- ------------- ----------- -------------------- ------------- -------------
Units end of year               3,179,265     4,644,589     831,044              278,381     3,283,901     4,662,722
                               ============= ============= =========== ==================== ============= =============

                                             MIST MFS        MIST OPPENHEIMER        MIST PIMCO INFLATION
                               RESEARCH INTERNATIONAL    CAPITAL APPRECIATION              PROTECTED BOND
                                           SUBACCOUNT              SUBACCOUNT                  SUBACCOUNT
                               ------------------------- ----------------------- ---------------------------
                                   2011          2010       2011         2010          2011          2010
                               ----------- ------------- ---------- ------------ ------------- -------------
Units beginning of year         479,118       518,108    396,383      445,376     5,953,369     5,095,388
Units issued and transferred
  from other funding options    220,810       393,075    127,718      146,752     4,016,725     4,488,085
Units redeemed and transferred
  to other funding options     (241,459)     (432,065)   (95,730)    (195,745)   (3,070,935)   (3,630,104)
                               ----------- ------------- ---------- ------------ ------------- -------------
Units end of year               458,469       479,118    428,371      396,383     6,899,159     5,953,369
                               =========== ============= ========== ============ ============= =============

                                 MIST RCM            MIST T. ROWE PRICE           MIST THIRD AVENUE
                               TECHNOLOGY               LARGE CAP VALUE             SMALL CAP VALUE
                               SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                               ------------- ----------------------------- ---------------------------
                                  2011 (a)          2011           2010          2011          2010
                               ------------- -------------- -------------- ------------- -------------
Units beginning of year                --     54,562,024     66,665,501    16,878,853    20,701,683
Units issued and transferred
  from other funding options    4,924,490      6,276,040     13,165,979     2,688,120     4,741,267
Units redeemed and transferred
  to other funding options     (1,468,172)   (26,532,616)   (25,269,456)   (8,509,001)   (8,564,097)
                               ------------- -------------- -------------- ------------- -------------
Units end of year               3,456,318     34,305,448     54,562,024    11,057,972    16,878,853
                               ============= ============== ============== ============= =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

      MIST HARRIS OAKMARK              MIST INVESCO
            INTERNATIONAL          SMALL CAP GROWTH              MIST JANUS FORTY
               SUBACCOUNT                SUBACCOUNT                    SUBACCOUNT
---------------------------- ------------------------- -----------------------------
       2011          2010         2011         2010           2011           2010
-------------- ------------- ------------ ------------ -------------- --------------
 20,233,859    24,195,116    1,824,436    1,835,285     34,460,801     43,938,493
  3,881,641     5,813,893      621,876      573,322      4,498,807      7,885,631
(11,888,945)   (9,775,150)    (906,215)    (584,171)   (18,423,574)   (17,363,323)
-------------- ------------- ------------ ------------ -------------- --------------
 12,226,555    20,233,859    1,540,097    1,824,436     20,536,034     34,460,801
============== ============= ============ ============ ============== ==============

                                     MIST    MIST METLIFE
        MIST LORD ABBETT    MET/TEMPLETON      AGGRESSIVE                   MIST MFS
           MID CAP VALUE           GROWTH        STRATEGY    EMERGING MARKETS EQUITY
              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT                 SUBACCOUNT
--------------------------- ---------------- --------------- --------------------------
      2011          2010          2011 (a)        2011 (a)        2011          2010
------------- ------------- ---------------- --------------- ------------ -------------
 8,116,269     9,178,381               --              --    1,362,972       915,305
 2,064,849     2,984,954       22,906,497      18,130,443      832,226     1,239,801
(4,969,488)   (4,047,066)      (7,750,473)     (6,342,215)    (786,578)     (792,134)
------------- ------------- ---------------- --------------- ------------ -------------
 5,211,630     8,116,269       15,156,024      11,788,228    1,408,620     1,362,972
============= ============= ================ =============== ============ =============

                MIST PIMCO                                         MIST PIONEER
              TOTAL RETURN        MIST PIONEER FUND            STRATEGIC INCOME
                SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
----------------------------- ------------------------ ---------------------------
       2011           2010        2011         2010          2011          2010
-------------- -------------- ----------- ------------ ------------- -------------
 36,724,586     40,592,877     976,556    1,101,087     8,148,743     9,586,929
  8,934,961     15,103,007     363,020      412,162     1,791,823     2,850,437
(23,722,386)   (18,971,298)   (836,528)    (536,693)   (5,024,453)   (4,288,623)
-------------- -------------- ----------- ------------ ------------- -------------
 21,937,161     36,724,586     503,048      976,556     4,916,113     8,148,743
============== ============== =========== ============ ============= =============

         MIST VAN KAMPEN        MSF BARCLAYS CAPITAL                 MSF BLACKROCK
                COMSTOCK        AGGREGATE BOND INDEX             AGGRESSIVE GROWTH
              SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
--------------------------- --------------------------- -----------------------------
      2011          2010          2011          2010           2011           2010
------------- ------------- ------------- ------------- -------------- --------------
 5,032,178     5,554,429     6,016,730     7,949,359     32,234,861     39,511,476
 1,031,864     1,507,928     2,761,708     2,404,224      5,390,670      9,841,125
(3,503,810)   (2,030,179)   (5,338,591)   (4,336,853)   (16,552,333)   (17,117,740)
------------- ------------- ------------- ------------- -------------- --------------
 2,560,232     5,032,178     3,439,847     6,016,730     21,073,198     32,234,861
============= ============= ============= ============= ============== ==============

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                          MSF BLACKROCK               MSF BLACKROCK           MSF BLACKROCK
                                            BOND INCOME                 DIVERSIFIED         LARGE CAP VALUE
                                             SUBACCOUNT                  SUBACCOUNT              SUBACCOUNT
                               --------------------------- --------------------------- -----------------------
                                     2011          2010           2011         2010        2011        2010
                               ------------- ------------- -------------- ------------ ----------- -----------
Units beginning of year        10,536,877    11,864,145      1,075,238    1,023,004     561,438     305,929
Units issued and transferred
  from other funding options    2,516,839     4,258,275        669,697      462,668     324,481     408,129
Units redeemed and transferred
  to other funding options     (5,711,747)   (5,585,543)      (512,376)    (410,434)   (168,956)   (152,620)
                               ------------- ------------- -------------- ------------ ----------- -----------
Units end of year               7,341,969    10,536,877      1,232,559    1,075,238     716,963     561,438
                               ============= ============= ============== ============ =========== ===========

                                                                                                    MSF METLIFE
                                   MSF FI VALUE LEADERS         MSF JENNISON GROWTH     CONSERVATIVE ALLOCATION
                                             SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                               --------------------------- --------------------------- ---------------------------
                                     2011          2010          2011          2010          2011          2010
                               ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year        10,876,996    13,150,459     3,804,953     4,518,520     8,619,245     8,220,661
Units issued and transferred
  from other funding options    1,225,587     2,993,415     1,302,234     1,182,251     3,544,170     4,985,913
Units redeemed and transferred
  to other funding options     (5,830,602)   (5,266,878)   (2,441,437)   (1,895,818)   (5,220,324)   (4,587,329)
                               ------------- ------------- ------------- ------------- ------------- -------------
Units end of year               6,271,981    10,876,996     2,665,750     3,804,953     6,943,091     8,619,245
                               ============= ============= ============= ============= ============= =============

                                              MSF METLIFE                       MSF MFS
                                              STOCK INDEX                  TOTAL RETURN               MSF MFS VALUE
                                               SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                               ----------------------------- ----------------------------- ---------------------------
                                      2011           2010           2011           2010          2011          2010
                               -------------- -------------- -------------- -------------- ------------- -------------
Units beginning of year         49,509,915     29,874,592     30,700,736     37,243,351    12,822,761    14,756,785
Units issued and transferred
  from other funding options     8,010,419     42,608,200      3,726,863      6,601,075     2,627,064     4,090,610
Units redeemed and transferred
  to other funding options     (28,139,840)   (22,972,877)   (14,020,193)   (13,143,690)   (7,856,782)   (6,024,634)
                               -------------- -------------- -------------- -------------- ------------- -------------
Units end of year               29,380,494     49,509,915     20,407,406     30,700,736     7,593,043    12,822,761
                               ============== ============== ============== ============== ============= =============

                                                                                                    MSF
                                                                                          WESTERN ASSET
                                                                                             MANAGEMENT
                                      MSF T. ROWE PRICE             MSF T. ROWE PRICE    STRATEGIC BOND
                                       LARGE CAP GROWTH              SMALL CAP GROWTH     OPPORTUNITIES
                                             SUBACCOUNT                    SUBACCOUNT        SUBACCOUNT
                               --------------------------- ----------------------------- -----------------
                                     2011          2010           2011           2010           2011 (a)
                               ------------- ------------- -------------- -------------- -----------------
Units beginning of year        10,241,192    11,486,344     23,422,457     25,568,523                --
Units issued and transferred
  from other funding options    3,323,613     4,335,013     10,560,302      8,158,923         2,107,672
Units redeemed and transferred
  to other funding options     (6,161,194)   (5,580,165)   (16,745,493)   (10,304,989)       (1,151,566)
                               ------------- ------------- -------------- -------------- -----------------
Units end of year               7,403,611    10,241,192     17,237,266     23,422,457           956,106
                               ============= ============= ============== ============== =================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

      MSF BLACKROCK LEGACY                 MSF BLACKROCK
          LARGE CAP GROWTH                  MONEY MARKET     MSF DAVIS VENTURE VALUE
                SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
----------------------------- ----------------------------- ---------------------------
       2011           2010           2011        2010 (b)         2011          2010
-------------- -------------- -------------- -------------- ------------- -------------
 36,521,315     46,761,419    108,966,600             --    14,096,580    17,222,536
  5,388,360      7,655,961     48,258,504    163,235,864     2,043,825     3,645,314
(19,563,580)   (17,896,065)   (86,287,940)   (54,269,264)   (6,675,347)   (6,771,270)
-------------- -------------- -------------- -------------- ------------- -------------
 22,346,095     36,521,315     70,937,164    108,966,600     9,465,058    14,096,580
============== ============== ============== ============== ============= =============

MSF METLIFE CONSERVATIVE TO                   MSF METLIFE       MSF METLIFE MODERATE TO
        MODERATE ALLOCATION           MODERATE ALLOCATION         AGGRESSIVE ALLOCATION
                 SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
------------------------------ ----------------------------- -----------------------------
      2011             2010           2011           2010           2011           2010
------------- ---------------- -------------- -------------- -------------- --------------
11,364,009       11,330,188     51,875,235     49,556,025     45,838,697     48,204,317
 4,339,762        5,155,750     12,328,374     21,203,733      9,663,818     16,418,662
(6,569,707)      (5,121,929)   (33,612,237)   (18,884,523)   (24,737,233)   (18,784,282)
------------- ---------------- -------------- -------------- -------------- --------------
 9,134,064       11,364,009     30,591,372     51,875,235     30,765,282     45,838,697
============= ================ ============== ============== ============== ==============

      MSF MORGAN STANLEY         MSF OPPENHEIMER
              EAFE INDEX           GLOBAL EQUITY      MSF RUSSELL 2000 INDEX
              SUBACCOUNT              SUBACCOUNT                  SUBACCOUNT
--------------------------- ----------------------- ---------------------------
      2011          2010        2011        2010          2011          2010
------------- ------------- ----------- ----------- ------------- -------------
 7,064,398     9,185,036     429,120     300,120     7,227,850     8,445,409
 1,931,281     2,673,862     347,320     330,882     3,048,160     4,929,132
(5,832,761)   (4,794,500)   (265,101)   (201,882)   (7,200,675)   (6,146,691)
------------- ------------- ----------- ----------- ------------- -------------
 3,162,918     7,064,398     511,339     429,120     3,075,335     7,227,850
============= ============= =========== =========== ============= =============

MSF WESTERN ASSET MANAGEMENT
             U.S. GOVERNMENT
                  SUBACCOUNT
-------------------------------
       2011             2010
-------------- ----------------
 20,275,337       22,260,823
  4,952,555        8,179,635
(12,757,839)     (10,165,121)
-------------- ----------------
 12,470,053       20,275,337
============== ================

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio or fund for the respective stated periods in the five years ended December 31, 2011:

                                                     AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------- ---------------------------------------------
                                                                                      EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------- ---------- ------------- ----------- -------------------
American Funds Global           2011 15,044,824 1.40 - 1.55 21,671,370          1.11 0.15 - 1.50  (10.26) - (9.03)
  Growth Subaccount             2010 22,744,836 1.56 - 1.71 36,353,392          1.46 0.15 - 1.50    10.10 - 11.58
                                2009 26,698,224 1.42 - 1.53 38,614,343          1.43 0.15 - 1.50    40.20 - 42.10
                                2008 27,352,554 1.01 - 1.08 28,102,008          1.83 0.15 - 1.50 (39.30) - (38.48)
                                2007 24,757,454 1.34 - 1.75 41,776,605          2.97 0.15 - 1.50     0.53 - 14.69
American Funds Growth           2011 26,215,684 1.25 - 1.38 33,773,841          0.55 0.15 - 1.50   (5.74) - (4.42)
  Subaccount                    2010 42,177,324 1.32 - 1.45 57,324,720          0.70 0.15 - 1.50    16.96 - 18.49
                                2009 50,297,453 1.13 - 1.22 58,200,193          0.67 0.15 - 1.50    37.38 - 39.18
                                2008 49,700,315 0.82 - 0.88 41,704,980          0.78 0.15 - 1.50 (44.85) - (44.04)
                                2007 52,687,765 1.49 - 1.57 79,822,524          0.87 0.15 - 1.50    10.67 - 12.15
American Funds Growth-Income    2011 15,399,545 1.11 - 1.23 17,597,921          1.27 0.15 - 1.50   (3.32) - (1.99)
  Subaccount                    2010 25,370,999 1.15 - 1.25 29,912,444          1.42 0.15 - 1.50     9.77 - 11.27
                                2009 30,582,235 1.04 - 1.13 32,699,726          1.62 0.25 - 1.50    29.21 - 30.96
                                2008 31,418,053 0.81 - 0.86 25,863,115          1.71 0.15 - 1.50 (38.74) - (37.95)
                                2007 33,231,194 1.32 - 1.39 44,513,497          1.65 0.15 - 1.50      3.45 - 4.92
Fidelity VIP Contrafund         2011 15,401,316 1.44 - 1.95 23,089,646          0.62 0.25 - 1.50   (4.25) - (3.01)
  Subaccount                    2010 25,691,131 1.51 - 2.01 40,085,425          0.97 0.25 - 1.50    15.23 - 16.63
                                2009 31,116,610 1.31 - 1.73 41,978,774          1.15 0.25 - 1.50    33.37 - 35.10
                                2008 33,313,038 0.98 - 1.30 33,536,392          0.74 0.15 - 1.50 (43.55) - (42.76)
                                2007 38,114,176 1.30 - 2.27 67,921,366          0.79 0.15 - 1.50     3.85 - 17.11
Fidelity VIP Mid Cap            2011 16,159,113 2.03 - 2.50 34,247,257          0.02 0.25 - 1.50 (12.16) - (11.08)
  Subaccount                    2010 25,040,105 2.31 - 2.82 60,059,957          0.12 0.25 - 1.50    26.63 - 28.22
                                2009 29,478,948 1.83 - 2.20 55,556,635          0.45 0.25 - 1.50    37.74 - 39.41
                                2008 33,210,479 1.33 - 1.58 45,296,516          0.24 0.25 - 1.50 (40.53) - (39.76)
                                2007 42,089,087 1.26 - 2.62 96,264,185          0.49 0.25 - 1.50   (1.64) - 15.06
FTVIPT Franklin Small-Mid       2011  4,488,827 1.11 - 1.26  5,262,044            -- 0.25 - 1.50   (6.27) - (5.03)
  Cap Growth Securities         2010  6,749,868 1.18 - 1.33  8,334,809            -- 0.25 - 1.50    25.77 - 27.22
  Subaccount                    2009  7,611,403 0.94 - 1.05  7,436,166            -- 0.25 - 1.50    41.42 - 43.23
                                2008  7,701,938 0.66 - 0.97  5,293,080            -- 0.15 - 1.50 (43.34) - (42.57)
                                2007  8,873,688 1.17 - 1.69 10,707,730            -- 0.15 - 1.50     9.53 - 11.05
FTVIPT Templeton Developing     2011  5,390,366 2.72 - 3.03 15,102,118          0.99 0.25 - 1.50 (17.11) - (16.05)
  Markets Securities Subaccount 2010 10,297,774 3.28 - 3.61 34,725,491          1.61 0.25 - 1.50    15.83 - 17.26
                                2009 12,437,474 2.83 - 3.08 36,053,515          3.88 0.25 - 1.50    70.07 - 72.23
                                2008 12,062,878 1.66 - 1.79 20,486,063          2.80 0.25 - 1.50 (53.42) - (52.84)
                                2007 15,564,123 3.57 - 3.80 56,542,703          2.13 0.15 - 1.50    26.85 - 28.56
FTVIPT Templeton Foreign        2011  7,208,890 1.27 - 1.39  9,386,447          1.82 0.25 - 1.50 (11.95) - (10.81)
  Securities Subaccount         2010 13,052,603 1.44 - 1.56 19,257,460          1.91 0.25 - 1.50      6.75 - 8.09
                                2009 15,785,371 1.35 - 1.45 21,707,752          3.28 0.25 - 1.50    35.07 - 36.77
                                2008 17,214,077 1.00 - 1.06 17,471,936          2.44 0.15 - 1.50 (41.29) - (40.48)
                                2007 17,839,293 1.70 - 1.79 30,723,985          1.93 0.15 - 1.50    13.71 - 15.30

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------- ---------------------------------------------
                                                                                      EXPENSE(2)         TOTAL(3)
                                                UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                 LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                         UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------- ----------- ------------- ----------- -------------------
Janus Aspen Enterprise        2011  20,206,950 0.62 - 2.03  13,150,780            -- 0.25 - 1.50   (3.11) - (1.94)
  Subaccount                  2010  36,064,678 0.64 - 2.07  24,138,240            -- 0.25 - 1.50    23.65 - 25.25
                              2009  41,552,840 0.52 - 1.65  22,321,664            -- 0.25 - 1.50    42.47 - 43.98
                              2008  45,852,315 0.37 - 1.15  17,249,829          0.06 0.25 - 1.50 (44.70) - (43.94)
                              2007  51,999,676 0.66 - 2.05  35,220,236          0.07 0.25 - 1.50   (0.72) - 21.32
LMPET ClearBridge Small Cap   2011   1,788,744 1.64 - 1.77   3,028,858            -- 0.80 - 1.50   (8.53) - (7.87)
  Value Subaccount            2010   3,544,013 1.79 - 1.92   6,557,427            -- 0.80 - 1.50    23.06 - 23.90
                              2009   4,438,808 1.46 - 1.55   6,645,666            -- 0.80 - 1.50    30.91 - 31.86
                              2008   5,026,806 1.11 - 1.17   5,730,458            -- 0.80 - 1.50 (36.87) - (36.45)
                              2007   6,344,685 1.76 - 1.85  11,437,141            -- 0.80 - 1.50   (4.03) - (3.30)
LMPIT Western Asset           2011   5,135,477 1.62 - 2.33  10,648,726          4.72 0.25 - 1.50      3.66 - 4.90
  Corporate Bond Subaccount   2010   9,516,860 1.54 - 2.23  19,012,329          5.39 0.25 - 1.50     9.81 - 11.24
                              2009  12,047,772 1.39 - 2.01  21,818,222          6.61 0.25 - 1.50    31.72 - 33.29
                              2008  13,528,007 1.04 - 1.51  18,563,909          6.61 0.15 - 1.50 (24.17) - (23.09)
                              2007  17,316,275 1.36 - 1.97  31,317,655          5.11 0.15 - 1.50      0.11 - 1.47
LMPVET ClearBridge Variable   2011  25,688,704 1.05 - 1.48  27,834,990          0.13 0.25 - 1.50      0.87 - 2.25
  Aggressive Growth           2010  53,147,668 1.04 - 1.45  56,878,773          0.13 0.25 - 1.50    23.13 - 24.68
  Subaccount                  2009  67,461,243 0.84 - 1.17  58,371,031            -- 0.25 - 1.50    32.55 - 34.30
                              2008  82,055,954 0.64 - 0.87  53,432,026            -- 0.25 - 1.50 (41.27) - (40.58)
                              2007 115,374,322 1.02 - 1.47 127,808,491          0.01 0.25 - 1.50      0.00 - 6.73
LMPVET ClearBridge Variable   2011  12,946,946 1.35 - 1.64  19,253,117          1.29 0.25 - 1.50      1.13 - 2.35
  Appreciation Subaccount     2010  20,654,469 1.32 - 1.61  30,247,277          1.46 0.25 - 1.50    10.91 - 12.34
                              2009  26,741,658 1.27 - 1.44  35,152,752          2.05 0.35 - 1.50    20.30 - 21.72
                              2008  33,309,554 1.06 - 1.18  36,276,391          1.23 0.35 - 1.50 (30.37) - (29.59)
                              2007  41,211,556 1.52 - 1.68  64,436,090          1.00 0.35 - 1.50      6.81 - 8.06
LMPVET ClearBridge Variable   2011   4,544,694 1.30 - 1.49   6,140,126          2.66 0.25 - 1.50      6.30 - 7.68
  Equity Income Builder       2010   7,802,436 1.22 - 1.39   9,870,562          3.82 0.25 - 1.50    10.59 - 12.01
  Subaccount                  2009   9,367,865 1.11 - 1.24  10,668,962          3.27 0.45 - 1.50    21.03 - 22.44
  (Commenced 4/30/2007)       2008  11,719,327 0.91 - 1.02  11,002,761          0.92 0.15 - 1.50 (35.97) - (35.12)
                              2007  16,367,116 1.43 - 1.57  23,965,580          1.27 0.15 - 1.50    (0.33) - 1.00
LMPVET ClearBridge Variable   2011  10,147,107 0.80 - 1.12   8,415,960          1.09 0.25 - 1.50   (7.51) - (6.35)
  Fundamental All Cap Value   2010  16,031,158 0.87 - 1.20  14,282,325          1.64 0.25 - 1.50    14.87 - 16.23
  Subaccount                  2009  19,129,489 0.75 - 1.03  14,750,377          1.29 0.25 - 1.50    27.41 - 29.11
  (Commenced 4/30/2007)       2008  23,505,313 0.59 - 0.80  14,156,182          1.55 0.25 - 1.50 (37.53) - (36.75)
                              2007  31,166,437 0.95 - 1.26  29,933,162          1.09 0.25 - 1.50   (5.02) - (4.18)
LMPVET ClearBridge Variable   2011   3,731,539 1.44 - 1.80   6,082,030          0.35 0.35 - 1.50   (2.07) - (0.96)
  Large Cap Growth Subaccount 2010   6,467,759 1.46 - 1.82  10,716,004          0.11 0.35 - 1.50      8.13 - 9.40
                              2009   8,596,399 1.33 - 1.66  13,110,870          0.25 0.35 - 1.50    40.30 - 41.94
                              2008  11,138,936 0.74 - 1.17  12,086,421          0.25 0.25 - 1.50 (38.23) - (37.45)
                              2007  16,163,378 1.18 - 1.88  28,383,398          0.04 0.25 - 1.50      3.71 - 5.06
LMPVET ClearBridge Variable   2011   5,907,890 1.23 - 1.75   9,368,405          1.77 0.25 - 1.50      3.40 - 4.67
  Large Cap Value Subaccount  2010  10,494,734 1.18 - 1.67  16,016,931          2.90 0.25 - 1.50      7.84 - 9.18
                              2009  13,260,650 1.08 - 1.54  18,710,616          1.84 0.25 - 1.50    22.64 - 24.19
                              2008  16,837,787 1.05 - 1.24  19,310,443          1.09 0.35 - 1.50 (36.58) - (35.85)
                              2007  25,798,788 1.64 - 1.93  46,652,154          1.10 0.35 - 1.50      2.33 - 3.54

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------- ---------------------------------------------
                                                                                    EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------- ---------- ------------- ----------- -------------------
LMPVET ClearBridge Variable   2011  3,265,738 1.39 - 2.03  4,764,939            -- 0.25 - 1.50    (0.14) - 1.15
  Small Cap Growth Subaccount 2010  5,200,645 1.39 - 2.01  7,541,217            -- 0.25 - 1.50    23.29 - 24.89
  (Commenced 4/30/2007)       2009  6,349,292 1.13 - 1.61  7,404,134            -- 0.25 - 1.50    40.63 - 42.46
                              2008  6,683,802 0.80 - 1.13  5,507,429            -- 0.25 - 1.50 (41.56) - (40.88)
                              2007  7,779,167 1.37 - 1.91 10,930,185            -- 0.25 - 1.50      1.33 - 2.31
LMPVET Investment Counsel     2011  3,657,482 1.25 - 1.38  4,762,144          0.95 0.25 - 1.50   (1.49) - (0.29)
  Variable Social Awareness   2010  5,132,056 1.27 - 1.37  6,720,997          1.26 0.35 - 1.50    10.52 - 11.73
  Subaccount                  2009  6,209,267 1.15 - 1.22  7,321,280          1.49 0.45 - 1.50    20.93 - 22.34
                              2008  7,300,287 0.95 - 1.00  7,073,427          1.77 0.45 - 1.50 (26.28) - (25.58)
                              2007  8,987,334 1.29 - 1.34 11,770,946          1.49 0.45 - 1.50     9.23 - 10.46
LMPVIT Western Asset Variable 2011  4,693,132 1.92 - 2.21  9,487,771          6.36 0.25 - 1.50      0.16 - 1.45
  Global High Yield Bond      2010  7,236,148 1.92 - 2.18 14,509,117          8.62 0.25 - 1.50    13.25 - 14.65
  Subaccount                  2009  8,356,675 1.69 - 1.91 14,726,852         10.62 0.25 - 1.50    53.17 - 55.21
                              2008  8,995,288 1.10 - 1.23 10,305,122          9.74 0.25 - 1.50 (31.85) - (31.02)
                              2007 12,211,459 1.62 - 1.79 20,484,958          6.67 0.15 - 1.50   (1.52) - (0.17)
MIST American Funds Balanced  2011  2,899,697 0.95 - 1.00  2,787,184          1.27 0.25 - 1.50   (3.65) - (2.45)
  Allocation Subaccount       2010  2,055,809 0.99 - 1.02  2,041,602          1.13 0.25 - 1.50    10.53 - 11.95
  (Commenced 4/28/2008)       2009  1,910,898 0.89 - 0.91  1,715,696            -- 0.25 - 1.50    27.39 - 29.00
                              2008    489,735 0.70 - 0.71    343,550          3.53 0.25 - 1.50 (29.90) - (29.36)
MIST American Funds Growth    2011  3,652,330 0.88 - 0.92  3,266,848          1.09 0.25 - 1.50   (6.18) - (5.05)
  Allocation Subaccount       2010  2,571,138 0.94 - 0.97  2,444,599          0.89 0.25 - 1.50    11.79 - 13.17
  (Commenced 4/28/2008)       2009  2,078,888 0.84 - 0.86  1,760,122            -- 0.25 - 1.50    32.08 - 33.85
                              2008    626,374        0.64    400,274          9.59 0.25 - 1.50 (36.41) - (35.86)
MIST American Funds Moderate  2011  1,858,329 1.00 - 1.05  1,881,086          1.52 0.25 - 1.50   (1.29) - (0.10)
  Allocation Subaccount       2010  1,375,796 1.01 - 1.05  1,401,985          1.53 0.25 - 1.50      8.24 - 9.64
  (Commenced 4/28/2008)       2009  1,143,572 0.93 - 0.95  1,074,590            -- 0.25 - 1.50    21.61 - 23.10
                              2008    264,123        0.77    203,761          8.97 0.45 - 1.50 (23.20) - (22.75)
MIST BlackRock High Yield     2011  4,111,273 1.75 - 2.44  8,766,261          7.21 0.14 - 1.39      1.12 - 2.38
  Subaccount                  2010  5,684,281 1.72 - 2.39 11,575,312          6.64 0.14 - 1.39    14.46 - 15.95
                              2009  6,173,534 1.50 - 2.06 11,099,626          5.41 0.14 - 1.39    45.23 - 46.94
                              2008  5,508,096 1.03 - 1.41  6,770,738          7.60 0.14 - 1.39 (25.29) - (24.29)
                              2007  6,556,824 1.09 - 1.86 10,715,479          9.40 0.14 - 1.39    (1.71) - 2.42
MIST BlackRock Large Cap      2011  2,651,505 0.92 - 1.35  2,569,071          1.17 0.25 - 1.50   (1.28) - (0.10)
  Core Subaccount             2010  5,139,926 0.94 - 1.35  5,030,290          1.25 0.25 - 1.50    10.90 - 12.28
                              2009  5,709,035 0.84 - 1.20  5,001,122          1.43 0.25 - 1.50    17.55 - 18.99
                              2008  6,172,417 0.72 - 1.01  4,595,078          0.58 0.35 - 1.50 (38.26) - (37.51)
                              2007  6,632,766 1.16 - 1.62  7,972,300          0.68 0.35 - 1.50    (0.09) - 5.30
MIST Clarion Global Real      2011 10,674,853 0.84 - 0.90  9,156,362          4.33 0.25 - 1.50   (6.78) - (5.56)
  Estate Subaccount           2010 16,008,968 0.90 - 0.95 14,658,090          8.48 0.25 - 1.50    14.65 - 16.06
                              2009 18,305,563 0.79 - 0.82 14,572,699          3.46 0.25 - 1.50    33.05 - 34.75
                              2008 18,754,041 0.59 - 0.61 11,173,783          2.11 0.15 - 1.50 (42.44) - (41.60)
                              2007 22,244,196 1.03 - 1.05 22,939,411          1.23 0.15 - 1.50 (16.05) - (14.94)

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------- ---------------------------------------------
                                                                                      EXPENSE(2)         TOTAL(3)
                                                UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                 LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                         UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ---------- ----------- ----------- ------------- ----------- -------------------
MIST Dreman Small Cap Value    2011  1,373,246 1.18 - 1.27   1,672,436          1.69 0.25 - 1.50 (11.45) - (10.37)
  Subaccount                   2010  1,056,417 1.33 - 1.41   1,442,258          0.81 0.35 - 1.50    17.75 - 19.09
                               2009  1,117,238 1.13 - 1.18   1,286,771          0.92 0.35 - 1.50    27.20 - 28.70
                               2008  1,258,253 0.89 - 0.92   1,133,729          0.90 0.35 - 1.50 (26.35) - (25.51)
                               2007  1,879,134 1.20 - 1.24   2,286,760            -- 0.35 - 1.50   (8.99) - (1.44)
MIST Harris Oakmark            2011 12,226,555 1.32 - 1.72  17,711,378          0.03 0.25 - 1.50 (15.28) - (14.19)
  International Subaccount     2010 20,233,859 1.54 - 2.00  34,731,725          2.14 0.25 - 1.50    14.91 - 16.36
                               2009 24,195,116 1.32 - 1.72  36,052,702          8.07 0.25 - 1.50    53.15 - 55.11
                               2008 26,922,891 0.85 - 1.13  26,084,587          2.05 0.15 - 1.50 (41.58) - (40.80)
                               2007 34,706,296 1.19 - 1.91  57,585,252          0.93 0.14 - 1.49  (10.08) - (1.04)
MIST Invesco Small Cap         2011  1,540,097 1.23 - 1.33   1,949,295            -- 0.25 - 1.50   (2.30) - (1.04)
  Growth Subaccount            2010  1,824,436 1.26 - 1.35   2,360,050            -- 0.25 - 1.50    24.63 - 26.15
                               2009  1,835,285 1.01 - 1.07   1,898,640            -- 0.25 - 1.50    32.16 - 33.88
                               2008  1,890,537 0.77 - 0.80   1,470,794            -- 0.25 - 1.50 (39.53) - (38.79)
                               2007  1,826,384 1.27 - 1.30   2,336,870            -- 0.25 - 1.50   (6.80) - 10.96
MIST Janus Forty Subaccount    2011 20,536,034 1.22 - 2.82  51,250,605          1.98 0.25 - 1.50   (8.69) - (7.58)
                               2010 34,460,801 1.32 - 3.05  94,777,304          1.80 0.25 - 1.50      8.07 - 9.36
                               2009 43,938,493 1.21 - 2.80 111,313,739            -- 0.25 - 1.50    41.06 - 42.84
                               2008 51,840,997 0.85 - 1.96  92,709,301          6.11 0.25 - 1.50 (42.73) - (41.96)
                               2007 63,083,065 1.46 - 3.39 196,457,277          0.18 0.25 - 1.50    28.50 - 30.12
MIST Lazard Mid Cap            2011  3,179,265 1.61 - 2.74   7,795,099          1.02 0.25 - 1.50   (6.55) - (5.35)
  Subaccount                   2010  4,644,589 1.70 - 2.90  12,231,904          1.09 0.25 - 1.50    21.42 - 22.89
  (Commenced 4/30/2007)        2009  5,678,164 0.93 - 2.37  12,226,435          1.40 0.25 - 1.50    34.68 - 36.53
                               2008  6,450,132 0.69 - 1.73  10,266,976          0.06 0.15 - 1.50 (39.19) - (38.27)
                               2007    625,316 1.14 - 1.18     722,294            -- 0.25 - 1.50 (13.37) - (10.50)
MIST Legg Mason ClearBridge    2011    831,044 0.76 - 0.85     657,556            -- 0.45 - 1.50      1.87 - 2.89
  Aggressive Growth Subaccount 2010    278,381 0.75 - 0.83     215,870            -- 0.45 - 1.50    21.82 - 23.15
  (Commenced 4/28/2008)        2009     62,719 0.61 - 0.67      40,090            -- 0.45 - 1.50    31.20 - 32.42
                               2008     20,596 0.47 - 0.51      10,021            -- 0.45 - 1.50 (37.05) - (36.60)
MIST Lord Abbett Bond          2011  3,283,901 1.51 - 1.66   5,103,566          6.18 0.25 - 1.50      3.22 - 4.61
  Debenture Subaccount         2010  4,662,722 1.46 - 1.58   6,990,997          6.18 0.25 - 1.50    11.55 - 12.90
                               2009  5,654,598 1.31 - 1.40   7,555,607          7.38 0.25 - 1.50    35.02 - 36.74
                               2008  4,525,808 0.97 - 1.03   4,457,929          4.43 0.25 - 1.50 (19.60) - (18.64)
                               2007  5,173,955 1.14 - 1.26   6,313,283          5.20 0.30 - 1.50      2.52 - 6.44
MIST Lord Abbett Mid Cap       2011  5,211,630 1.20 - 1.32   6,425,768          0.57 0.25 - 1.50   (5.16) - (3.94)
  Value Subaccount             2010  8,116,269 1.26 - 1.37  10,505,340          0.61 0.25 - 1.50    23.65 - 25.14
  (Commenced 4/30/2007)        2009  9,178,381 1.02 - 1.09   9,552,525          2.16 0.25 - 1.50    24.72 - 26.33
                               2008  9,572,357 0.82 - 0.87   7,963,985          0.59 0.25 - 1.50 (39.70) - (38.97)
                               2007 11,509,990 1.36 - 1.42  15,817,424            -- 0.25 - 1.50  (10.09) - (9.27)
MIST Met/Templeton Growth      2011 15,156,024 1.39 - 2.21  29,781,290            -- 0.25 - 1.50 (17.63) - (16.96)
  Subaccount
  (Commenced 5/2/2011)
MIST MetLife Aggressive        2011 11,788,228 0.86 - 0.93  10,393,746            -- 0.25 - 1.50 (14.38) - (13.69)
  Strategy Subaccount
  (Commenced 5/2/2011)

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
MIST MFS Emerging Markets    2011   1,408,620 1.02 - 1.09   1,468,386          1.57 0.25 - 1.50 (19.65) - (18.62)
  Equity Subaccount          2010   1,362,972 1.27 - 1.34   1,762,199          1.14 0.25 - 1.50    22.18 - 23.66
  (Commenced 4/28/2008)      2009     915,305 1.04 - 1.08     965,611          0.94 0.25 - 1.50    66.72 - 68.63
                             2008     100,899 0.62 - 0.64      63,626            -- 0.45 - 1.50 (54.06) - (53.73)
MIST MFS Research            2011     458,469 1.26 - 1.45     603,349          2.01 0.25 - 1.50 (12.04) - (10.95)
  International Subaccount   2010     479,118 1.44 - 1.63     717,603          1.71 0.25 - 1.50     9.78 - 11.14
  (Commenced 4/28/2008)      2009     518,108 1.31 - 1.46     708,232          2.10 0.25 - 1.50    29.60 - 31.21
                             2008     139,001 1.01 - 1.10     144,520            -- 0.45 - 1.50 (41.66) - (41.24)
MIST Oppenheimer Capital     2011     428,371 0.83 - 0.95     381,290          0.33 0.25 - 1.50   (2.46) - (1.24)
  Appreciation Subaccount    2010     396,383 0.85 - 0.97     358,540          0.70 0.25 - 1.50      8.11 - 9.41
  (Commenced 4/28/2008)      2009     445,376 0.79 - 0.87     370,647            -- 0.45 - 1.50    41.91 - 43.38
                             2008     205,192 0.56 - 0.60     120,355            -- 0.45 - 1.50 (43.95) - (43.54)
MIST PIMCO Inflation         2011   6,899,159 1.33 - 1.44   9,467,437          1.67 0.25 - 1.50     9.83 - 11.17
  Protected Bond Subaccount  2010   5,953,369 1.21 - 1.30   7,417,798          2.36 0.25 - 1.50      6.42 - 7.81
  (Commenced 4/30/2007)      2009   5,095,388 1.14 - 1.20   5,930,901          3.59 0.25 - 1.50    16.62 - 18.04
                             2008   3,534,902 0.98 - 1.02   3,514,612          3.61 0.25 - 1.50   (8.28) - (7.10)
                             2007   2,145,901 1.06 - 1.09   2,313,367            -- 0.35 - 1.50      6.42 - 7.18
MIST PIMCO Total Return      2011  21,937,161 1.73 - 1.97  39,806,370          2.88 0.15 - 1.50      1.65 - 3.05
  Subaccount                 2010  36,724,586 1.70 - 1.92  65,149,627          3.60 0.15 - 1.50      6.52 - 8.00
  (Commenced 5/4/2009)       2009  40,592,877 1.60 - 1.78  67,191,036            -- 0.15 - 1.50    11.77 - 12.80
MIST Pioneer Fund Subaccount 2011     503,048 1.43 - 1.56     737,633          1.45 0.45 - 1.50   (5.99) - (4.98)
                             2010     976,556 1.52 - 1.65   1,521,610          0.92 0.45 - 1.50    14.48 - 15.68
                             2009   1,101,087 1.33 - 1.42   1,491,963          1.98 0.45 - 1.50    22.10 - 23.33
                             2008   1,136,510 1.09 - 1.15   1,259,023          1.12 0.45 - 1.50 (33.86) - (33.12)
                             2007   1,233,277 1.64 - 1.72   2,063,241          0.82 0.45 - 1.50      3.47 - 4.48
MIST Pioneer Strategic       2011   4,916,113 2.18 - 2.56  11,286,461          5.21 0.25 - 1.50      2.06 - 3.35
  Income Subaccount          2010   8,148,743 2.14 - 2.48  18,330,488          5.07 0.25 - 1.50    10.51 - 11.92
                             2009   9,586,929 1.93 - 2.22  19,387,744          5.33 0.25 - 1.50    31.07 - 32.73
                             2008   9,877,932 1.47 - 1.68  15,155,440          6.79 0.15 - 1.50 (12.05) - (10.87)
                             2007  10,756,223 1.66 - 1.89  18,725,754          0.69 0.15 - 1.50      4.12 - 6.51
MIST RCM Technology          2011   3,456,318 0.43 - 0.91   1,555,324            -- 0.25 - 1.50 (19.14) - (18.48)
  Subaccount
  (Commenced 5/2/2011)
MIST T. Rowe Price Large     2011  34,305,448 0.88 - 0.94  30,799,787          0.68 0.25 - 1.50   (5.50) - (4.17)
  Cap Value Subaccount       2010  54,562,024 0.93 - 0.98  51,511,248          1.07 0.25 - 1.50    15.28 - 16.69
                             2009  66,665,501 0.81 - 0.84  54,354,538          2.22 0.25 - 1.50    16.67 - 18.23
                             2008  81,095,174 0.69 - 0.72  56,469,649          1.61 0.15 - 1.50 (37.27) - (36.44)
                             2007 111,231,317 1.10 - 1.13 123,113,837          0.81 0.15 - 1.50      2.14 - 3.59
MIST Third Avenue Small Cap  2011  11,057,972 1.55 - 1.74  17,757,117          1.17 0.15 - 1.50  (10.32) - (9.14)
  Value Subaccount           2010  16,878,853 1.73 - 1.91  30,068,815          1.21 0.15 - 1.50    18.07 - 19.70
                             2009  20,701,683 1.46 - 1.60  31,063,584          1.19 0.15 - 1.50    24.55 - 26.30
                             2008  24,822,959 1.17 - 1.27  29,765,747          0.76 0.15 - 1.50 (30.84) - (29.94)
                             2007  32,107,267 1.13 - 1.81  55,507,464          0.29 0.15 - 1.50  (10.04) - (3.28)

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MIST Van Kampen Comstock       2011   2,560,232 1.42 - 1.58   3,741,145          1.28 0.25 - 1.50   (2.94) - (1.74)
  Subaccount                   2010   5,032,178 1.46 - 1.61   7,535,928          1.54 0.25 - 1.50    13.15 - 14.66
  (Commenced 5/4/2009)         2009   5,554,429 1.29 - 1.41   7,320,333            -- 0.25 - 1.50    30.08 - 31.19
MSF Barclays Capital Aggregate 2011   3,439,847 1.63 - 1.77   5,815,243          3.67 0.80 - 1.50      5.90 - 6.63
  Bond Index Subaccount        2010   6,016,730 1.54 - 1.66   9,562,117          3.80 0.80 - 1.50      4.47 - 5.20
  (Commenced 11/12/2007)       2009   7,949,359 1.48 - 1.58  12,062,904          6.47 0.80 - 1.50      3.58 - 4.37
                               2008   9,205,100 1.43 - 1.51  13,443,078          4.78 0.80 - 1.50      4.40 - 5.15
                               2007  10,832,821 1.37 - 1.44  15,118,773            -- 0.80 - 1.50      1.26 - 1.36
MSF BlackRock Aggressive       2011  21,073,198 0.62 - 0.71  13,639,288          0.23 0.25 - 1.50   (4.62) - (3.41)
  Growth Subaccount            2010  32,234,861 0.65 - 0.73  21,737,839            -- 0.25 - 1.50    13.44 - 14.89
                               2009  39,511,476 0.57 - 1.01  23,331,549          0.07 0.25 - 1.50    46.92 - 49.07
                               2008  46,369,838 0.39 - 0.69  18,529,527            -- 0.15 - 1.50 (46.50) - (45.82)
                               2007  58,627,372 0.73 - 1.27  43,701,285            -- 0.15 - 1.50    18.54 - 20.30
MSF BlackRock Bond Income      2011   7,341,969 1.62 - 1.97  12,976,335          4.06 0.25 - 1.50      4.96 - 6.30
  Subaccount                   2010  10,536,877 1.44 - 1.86  17,678,147          3.76 0.25 - 1.50      6.75 - 8.09
                               2009  11,864,145 1.34 - 1.72  18,658,157          6.91 0.25 - 1.50      7.85 - 9.22
                               2008  12,433,093 1.22 - 1.58  18,057,482          5.20 0.25 - 1.50   (4.89) - (3.73)
                               2007  14,865,820 1.27 - 1.64  22,691,502          3.45 0.25 - 1.50      4.69 - 6.01
MSF BlackRock Diversified      2011   1,232,559 1.10 - 1.20   1,411,573          2.33 0.25 - 1.50      2.22 - 3.55
  Subaccount                   2010   1,075,238 1.08 - 1.16   1,197,431          1.95 0.25 - 1.50      8.00 - 9.37
  (Commenced 5/4/2009)         2009   1,023,004 1.00 - 1.06   1,047,686            -- 0.25 - 1.50    18.34 - 19.30
MSF BlackRock Large Cap        2011     716,963 1.10 - 1.22     815,392          0.87 0.45 - 1.50      0.55 - 1.58
  Value Subaccount             2010     561,438 1.09 - 1.20     636,529          0.88 0.45 - 1.50      7.25 - 8.51
  (Commenced 4/28/2008)        2009     305,929 1.02 - 1.12     319,432          1.33 0.25 - 1.50     9.44 - 10.86
                               2008     148,898 0.93 - 1.00     141,061            -- 0.45 - 1.50 (31.82) - (31.33)
MSF BlackRock Legacy Large     2011  22,346,095 0.88 - 1.57  30,299,715          0.21 0.25 - 1.50  (10.28) - (9.09)
  Cap Growth Subaccount        2010  36,521,315 0.97 - 1.73  55,698,641          0.24 0.25 - 1.50    18.00 - 19.51
  (Commenced 4/28/2008)        2009  46,761,419 0.81 - 1.45  60,449,764            -- 0.25 - 1.50    29.46 - 30.56
                               2008     101,153 1.97 - 2.29     213,221            -- 0.45 - 1.50 (35.35) - (34.88)
MSF BlackRock Money Market     2011  70,937,164 1.15 - 1.33  85,397,203            -- 0.15 - 1.50   (1.54) - (0.17)
  Subaccount                   2010 108,966,600 1.16 - 1.33 132,820,936            -- 0.15 - 1.50   (1.02) - (0.08)
  (Commenced 5/3/2010)
MSF Davis Venture Value        2011   9,465,058 1.01 - 1.17   9,966,313          1.23 0.25 - 1.50   (5.51) - (4.28)
  Subaccount                   2010  14,096,580 1.07 - 1.22  15,675,792          1.04 0.25 - 1.50    10.41 - 11.75
  (Commenced 4/28/2008)        2009  17,222,536 0.97 - 1.19  17,312,557          1.61 0.25 - 1.50    30.03 - 31.59
                               2008  19,734,061 0.75 - 0.90  15,199,784            -- 0.25 - 1.50 (38.23) - (37.70)
MSF FI Value Leaders           2011   6,271,981 1.10 - 1.83  10,212,983          1.13 0.25 - 1.50   (7.64) - (6.49)
  Subaccount                   2010  10,876,996 1.17 - 1.96  19,238,043          1.58 0.25 - 1.50    12.76 - 14.13
                               2009  13,150,459 1.03 - 1.72  20,547,640          2.73 0.25 - 1.50    19.86 - 21.42
                               2008  14,832,560 0.85 - 1.42  19,274,062          1.90 0.25 - 1.50 (39.92) - (39.16)
                               2007  19,079,018 1.39 - 2.34  41,111,692          0.89 0.15 - 1.50      2.57 - 3.94

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                 ---------------------------------- ---------------------------------------------
                                                                                   EXPENSE(2)         TOTAL(3)
                                             UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                              LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                      UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 ---------- ----------- ----------- ------------- ----------- -------------------
MSF Jennison Growth         2011  2,665,750 0.83 - 1.30   2,282,553          0.06 0.25 - 1.50    (1.31) - 0.00
  Subaccount                2010  3,804,953 0.84 - 1.30   3,293,224          0.40 0.25 - 1.50     9.70 - 11.06
  (Commenced 4/28/2008)     2009  4,518,520 0.76 - 1.17   3,551,643            -- 0.35 - 1.50    37.48 - 39.12
                            2008  4,571,520 0.56 - 0.84   2,603,376            -- 0.35 - 1.50 (33.72) - (33.20)
MSF MetLife Conservative    2011  6,943,091 1.20 - 1.28   8,482,947          2.39 0.25 - 1.50      1.70 - 2.96
  Allocation Subaccount     2010  8,619,245 1.18 - 1.25  10,310,485          3.63 0.25 - 1.50      8.48 - 9.76
                            2009  8,220,661 1.09 - 1.14   9,049,833          3.14 0.25 - 1.50    18.71 - 20.32
                            2008  6,899,253 0.91 - 0.95   6,371,139          0.89 0.25 - 1.50 (15.68) - (14.63)
                            2007  4,717,920 1.08 - 1.11   5,148,762            -- 0.25 - 1.50      4.03 - 5.33
MSF MetLife Conservative to 2011  9,134,064 1.11 - 1.20  10,412,978          2.17 0.25 - 1.50    (0.54) - 0.76
  Moderate Allocation       2010 11,364,009 1.12 - 1.19  12,955,313          3.36 0.25 - 1.50     9.92 - 11.26
  Subaccount                2009 11,330,188 1.02 - 1.07  11,706,334          3.17 0.25 - 1.50    21.77 - 23.38
                            2008 10,552,696 0.84 - 0.86   8,914,770          0.97 0.25 - 1.50 (22.74) - (21.81)
                            2007  8,183,025 1.08 - 1.11   8,911,464            -- 0.25 - 1.50      0.73 - 4.54
MSF MetLife Moderate        2011 30,591,372 1.03 - 1.10  32,064,814          1.53 0.25 - 1.50   (2.84) - (1.61)
  Allocation Subaccount     2010 51,875,235 1.06 - 1.13  55,863,404          2.54 0.15 - 1.50    11.49 - 13.04
                            2009 49,556,025 0.95 - 1.00  47,682,963          2.92 0.15 - 1.50    24.70 - 26.36
                            2008 45,976,294 0.76 - 0.79  35,351,749          0.77 0.15 - 1.50 (29.73) - (28.73)
                            2007 34,491,075 1.08 - 1.11  37,583,555          0.01 0.15 - 1.50    (0.45) - 4.14
MSF MetLife Moderate to     2011 30,765,282 0.94 - 1.01  29,593,551          1.48 0.25 - 1.50   (5.23) - (3.98)
  Aggressive Allocation     2010 45,838,697 0.99 - 1.05  46,482,164          2.08 0.25 - 1.50    12.95 - 14.44
  Subaccount                2009 48,204,317 0.88 - 0.92  43,054,967          2.50 0.25 - 1.50    27.17 - 28.81
                            2008 43,202,609 0.69 - 0.72  30,219,686          0.58 0.15 - 1.50 (36.10) - (35.23)
                            2007 35,110,067 1.08 - 1.11  38,260,256          0.03 0.15 - 1.50    (2.13) - 3.56
MSF MetLife Stock Index     2011 29,380,494 1.03 - 4.40  31,506,115          1.80 0.25 - 1.50      0.29 - 1.54
  Subaccount                2010 49,509,915 1.03 - 4.89  52,759,331          1.25 0.25 - 1.50    12.78 - 14.56
  (Commenced 4/30/2007)     2009 29,874,592 0.91 - 4.28  34,059,091          0.72 0.25 - 1.50    24.32 - 28.96
                            2008  8,152,794 0.73 - 0.77   6,107,716          2.07 0.80 - 1.50 (38.02) - (37.62)
                            2007  9,695,390 1.18 - 1.24  11,688,093            -- 0.80 - 1.50      1.03 - 1.18
MSF MFS Total Return        2011 20,407,406 1.47 - 2.50  44,602,356          2.80 0.15 - 1.50      0.71 - 2.06
  Subaccount                2010 30,700,736 1.45 - 2.46  66,958,967          2.95 0.15 - 1.50      8.20 - 9.73
                            2009 37,243,351 1.32 - 2.25  74,898,873          4.22 0.15 - 1.50    16.62 - 18.14
                            2008 45,149,009 1.12 - 1.91  77,625,919          3.55 0.15 - 1.50 (23.47) - (22.42)
                            2007 60,419,011 1.44 - 2.46 135,557,250          2.02 0.15 - 1.50      2.63 - 4.05
MSF MFS Value Subaccount    2011  7,593,043 1.29 - 1.42  10,064,758          1.71 0.25 - 1.50    (0.62) - 0.57
                            2010 12,822,761 1.29 - 1.41  17,051,612          1.44 0.25 - 1.50     9.75 - 11.14
                            2009 14,756,785 1.18 - 1.27  17,813,540            -- 0.25 - 1.50    18.97 - 20.57
                            2008 13,905,450 0.99 - 1.06  14,039,264          1.95 0.15 - 1.50 (33.49) - (32.63)
                            2007 13,145,213 1.24 - 1.57  19,905,950            -- 0.15 - 1.50    (2.20) - 7.48
MSF Morgan Stanley EAFE     2011  3,162,918 0.79 - 0.86   2,598,800          2.81 0.80 - 1.50 (13.83) - (13.17)
  Index Subaccount          2010  7,064,398 0.92 - 0.99   6,719,641          2.85 0.80 - 1.50      6.62 - 7.32
  (Commenced 11/12/2007)    2009  9,185,036 0.86 - 0.92   8,146,078          4.28 0.80 - 1.50    26.80 - 27.60
                            2008  9,522,924 0.68 - 0.72   6,636,460          3.10 0.80 - 1.50 (42.99) - (42.50)
                            2007 11,858,570 1.19 - 1.25  14,447,916            -- 0.80 - 1.50   (1.47) - (1.36)

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                                UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                 LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                         UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ---------- ----------- ---------- ------------- ----------- -------------------
MSF Oppenheimer Global         2011    511,339 1.66 - 1.94    902,698          1.84 0.45 - 1.50   (9.77) - (8.82)
  Equity Subaccount            2010    429,120 1.84 - 2.13    849,532          1.38 0.45 - 1.50    14.19 - 15.44
  (Commenced 4/28/2008)        2009    300,120 1.61 - 1.85    513,570          0.88 0.45 - 1.50    37.71 - 39.11
                               2008     40,319 1.17 - 1.33     49,250            -- 0.45 - 1.50 (38.11) - (37.67)
MSF Russell 2000 Index         2011  3,075,335 1.25 - 1.36  3,979,484          1.18 0.80 - 1.50   (5.51) - (4.84)
  Subaccount                   2010  7,227,850 1.33 - 1.43  9,883,253          1.11 0.80 - 1.50    24.98 - 25.88
  (Commenced 11/12/2007)       2009  8,445,409 1.06 - 1.13  9,192,539          2.05 0.80 - 1.50    24.24 - 24.94
                               2008  9,012,674 0.85 - 0.91  7,872,190          1.33 0.80 - 1.50 (34.46) - (33.97)
                               2007 10,604,799 1.30 - 1.37 14,106,545            -- 0.80 - 1.50   (0.76) - (0.65)
MSF T. Rowe Price Large Cap    2011  7,403,611 1.03 - 1.11  7,822,678            -- 0.25 - 1.50   (2.82) - (1.59)
  Growth Subaccount            2010 10,241,192 1.07 - 1.13 11,085,553          0.07 0.25 - 1.50    15.01 - 16.51
                               2009 11,486,344 0.93 - 0.97 10,767,502          0.33 0.25 - 1.50    40.94 - 42.71
                               2008 11,697,424 0.66 - 0.68  7,753,403          0.31 0.15 - 1.50 (42.87) - (42.09)
                               2007 13,337,669 1.15 - 1.27 15,424,469          0.18 0.15 - 1.50    (2.24) - 8.99
MSF T. Rowe Price Small Cap    2011 17,237,266 1.32 - 1.59 24,859,923            -- 0.25 - 1.50    (0.07) - 1.15
  Growth Subaccount            2010 23,422,457 1.31 - 1.58 33,720,283            -- 0.25 - 1.50    32.76 - 34.40
  (Commenced 4/28/2008)        2009 25,568,523 1.04 - 1.17 27,623,015          0.06 0.35 - 1.50    36.58 - 38.12
                               2008 29,535,497 0.76 - 0.86 23,255,195            -- 0.15 - 1.50 (34.23) - (33.76)
MSF Western Asset Management   2011    956,106 1.50 - 1.64  1,503,865            -- 0.85 - 1.50      1.42 - 1.87
  Strategic Bond Opportunities
  Subaccount
  (Commenced 5/2/2011)
MSF Western Asset Management   2011 12,470,053 1.22 - 1.33 15,690,167          1.60 0.20 - 1.35      4.09 - 5.29
  U.S. Government Subaccount   2010 20,275,337 1.17 - 1.27 24,440,810          2.67 0.20 - 1.35      4.45 - 5.58
                               2009 22,260,823 1.12 - 1.20 25,592,881          4.73 0.20 - 1.35      2.93 - 4.08
                               2008 24,981,019 1.09 - 1.16 27,772,637          4.45 0.00 - 1.35   (1.71) - (0.43)
                               2007 28,737,445 1.11 - 1.17 32,383,239          2.74 0.00 - 1.35      2.97 - 4.38

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized policy expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

This page is intentionally left blank.

ITEM 8.FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                                                                  PAGE
                                                                                                  -----
Report of Independent Registered Public Accounting Firm..........................................   F-2
Financial Statements at December 31, 2011 and 2010 and for the Years Ended December 31, 2011,
  2010, and 2009:
 Consolidated Balance Sheets.....................................................................   F-3
 Consolidated Statements of Operations...........................................................   F-4
 Consolidated Statements of Stockholders' Equity.................................................   F-5
 Consolidated Statements of Cash Flows...........................................................   F-6
 Notes to the Consolidated Financial Statements..................................................   F-7
Financial Statement Schedules at December 31, 2011 and 2010 and for the Years Ended December 31,
  2011, 2010, and 2009:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.. F-138
 Schedule II -- Condensed Financial Information of Registrant.................................... F-139
 Schedule III -- Consolidated Supplementary Insurance Information................................ F-143
 Schedule IV -- Consolidated Reinsurance......................................................... F-145

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2011. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 22, 2012

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                            2011       2010
                                                         ---------- ----------
 ASSETS
 Investments:
  Fixed maturity securities available-for-sale, at
   estimated fair value (amortized cost: $44,215 and
   $44,132, respectively)............................... $   47,781 $   44,924
  Equity securities available-for-sale, at estimated
   fair value (cost: $295 and $427, respectively).......        252        405
  Other securities, at estimated fair value.............      3,665      2,247
  Mortgage loans (net of valuation allowances of $61
   and $87, respectively; includes $3,138 and $6,840,
   respectively, at estimated fair value, relating to
   variable interest entities)..........................      9,800     12,730
  Policy loans..........................................      1,203      1,190
  Real estate and real estate joint ventures............        503        501
  Other limited partnership interests...................      1,696      1,538
  Short-term investments, principally at estimated fair
   value................................................      2,578      1,235
  Other invested assets, principally at estimated fair
   value................................................      3,373      1,716
                                                         ---------- ----------
   Total investments....................................     70,851     66,486
 Cash and cash equivalents, principally at estimated
  fair value............................................        745      1,928
 Accrued investment income (includes $14 and $31,
  respectively, relating to variable interest entities).        568        559
 Premiums, reinsurance and other receivables............     20,223     17,008
 Deferred policy acquisition costs and value of
  business acquired.....................................      4,876      5,099
 Current income tax recoverable.........................        140         38
 Deferred income tax assets.............................         --        356
 Goodwill...............................................        953        953
 Other assets...........................................        856        839
 Separate account assets................................     72,559     61,619
                                                         ---------- ----------
   Total assets......................................... $  171,771 $  154,885
                                                         ========== ==========
 LIABILITIES AND STOCKHOLDERS' EQUITY
 LIABILITIES
 Future policy benefits................................. $   25,483 $   23,198
 Policyholder account balances..........................     42,075     39,291
 Other policy-related balances..........................      2,989      2,652
 Payables for collateral under securities loaned and
  other transactions....................................      8,079      8,103
 Long-term debt (includes $3,065 and $6,773,
  respectively, at estimated fair value, relating to
  variable interest entities)...........................      3,857      7,568
 Deferred income tax liability..........................      1,172         --
 Other liabilities (includes $14 and $31, respectively,
  relating to variable interest entities)...............      5,384      4,503
 Separate account liabilities...........................     72,559     61,619
                                                         ---------- ----------
   Total liabilities....................................    161,598    146,934
                                                         ---------- ----------
 CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
 STOCKHOLDERS' EQUITY
 Common stock, par value $2.50 per share; 40,000,000
  shares authorized; 34,595,317 shares issued and
  outstanding at December 31, 2011 and 2010.............         86         86
 Additional paid-in capital.............................      6,673      6,719
 Retained earnings......................................      1,657        934
 Accumulated other comprehensive income (loss)..........      1,757        212
                                                         ---------- ----------
   Total stockholders' equity...........................     10,173      7,951
                                                         ---------- ----------
   Total liabilities and stockholders' equity........... $  171,771 $  154,885
                                                         ========== ==========



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     CONSOLIDATED STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                              2011      2010      2009
                                                                            --------  --------  --------
REVENUES
Premiums................................................................... $  1,828  $  1,067  $  1,312
Universal life and investment-type product policy fees.....................    1,956     1,639     1,380
Net investment income......................................................    3,083     3,157     2,335
Other revenues.............................................................      508       503       598
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............      (42)     (103)     (552)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................       (5)       53       165
 Other net investment gains (losses).......................................       82       200      (448)
                                                                            --------  --------  --------
   Total net investment gains (losses).....................................       35       150      (835)
 Net derivative gains (losses).............................................    1,119        58    (1,031)
                                                                            --------  --------  --------
     Total revenues........................................................    8,529     6,574     3,759
                                                                            --------  --------  --------
EXPENSES
Policyholder benefits and claims...........................................    2,660     1,905     2,065
Interest credited to policyholder account balances.........................    1,189     1,271     1,301
Other expenses.............................................................    2,919     2,321     1,207
                                                                            --------  --------  --------
     Total expenses........................................................    6,768     5,497     4,573
                                                                            --------  --------  --------
Income (loss) before provision for income tax..............................    1,761     1,077      (814)
Provision for income tax expense (benefit).................................      521       320      (368)
                                                                            --------  --------  --------
Net income (loss).......................................................... $  1,240  $    757  $   (446)
                                                                            ========  ========  ========



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                 ACCUMULATED OTHER
                                                                            COMPREHENSIVE INCOME (LOSS)
                                                                    -------------------------------------------
                                                                                                     FOREIGN
                                             ADDITIONAL             NET UNREALIZED   OTHER-THAN-     CURRENCY
                                      COMMON  PAID-IN    RETAINED     INVESTMENT      TEMPORARY    TRANSLATION     TOTAL
                                       STOCK   CAPITAL    EARNINGS   GAINS (LOSSES)   IMPAIRMENTS   ADJUSTMENTS    EQUITY
                                      ------ ----------  ---------  ---------------  ------------  ------------  ---------
Balance at December 31, 2008.........  $  86   $  6,719   $    965        $  (2,682)       $   --       $  (154) $   4,934
Cumulative effect of change in
 accounting principle, net of
 income tax (Note 1).................                           22                            (22)                      --
Comprehensive income (loss):
 Net loss............................                         (446)                                                   (446)
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           (14)                                   (14)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         2,103           (61)                   2,042
   Foreign currency translation
    adjustments, net of income tax...                                                                        45         45
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                2,073
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                1,627
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2009.........     86      6,719        541             (593)          (83)         (109)     6,561
Cumulative effect of change in
 accounting principle, net of
 income tax (Note 1).................                          (34)              23            11                       --
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at January 1, 2010...........     86      6,719        507             (570)          (72)         (109)     6,561
Dividend paid to MetLife.............                         (330)                                                   (330)
Comprehensive income (loss):
 Net income..........................                          757                                                     757
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           (70)                                   (70)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         1,028            21                    1,049
   Foreign currency translation
    adjustments, net of income tax...                                                                       (16)       (16)
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                  963
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                1,720
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2010.........     86      6,719        934              388           (51)         (125)     7,951
Dividend paid to MetLife.............                         (517)                                                   (517)
Capital contribution.................                 1                                                                  1
Return of capital (Note 12)..........               (47)                                                               (47)
Comprehensive income (loss):
 Net income..........................                        1,240                                                   1,240
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           225                                    225
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         1,356           (23)                   1,333
   Foreign currency translation
    adjustments, net of income tax...                                                                       (13)       (13)
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                1,545
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                2,785
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2011.........  $  86   $  6,673   $  1,657        $   1,969        $  (74)      $  (138) $  10,173
                                       =====   ========   ========        =========        ======       =======  =========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                               2011        2010        2009
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)......................................................................... $     1,240  $      757  $     (446)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses..................................................          37          41          29
  Amortization of premiums and accretion of discounts associated with investments, net....        (152)       (259)       (198)
  (Gains) losses on investments and derivatives and from sales of businesses, net.........      (1,183)       (300)      1,866
  (Income) loss from equity method investments, net of dividends or distributions.........         (23)        (39)        130
  Interest credited to policyholder account balances......................................       1,189       1,271       1,301
  Universal life and investment-type product policy fees..................................      (1,956)     (1,639)     (1,380)
  Change in other securities..............................................................      (1,483)     (1,199)       (597)
  Change in accrued investment income.....................................................          51          31         (29)
  Change in premiums, reinsurance and other receivables...................................      (1,288)     (3,284)     (2,307)
  Change in deferred policy acquisition costs, net........................................        (182)       (138)       (559)
  Change in income tax recoverable (payable)..............................................         565         208        (303)
  Change in other assets..................................................................       1,386       1,041         449
  Change in insurance-related liabilities and policy-related balances.....................       2,307       1,952       1,648
  Change in other liabilities.............................................................         406       2,072        (166)
  Other, net..............................................................................          30           3          --
                                                                                           -----------  ----------  ----------
Net cash provided by (used in) operating activities.......................................         944         518        (562)
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
   Fixed maturity securities..............................................................      17,348      17,748      13,076
   Equity securities......................................................................         168         131         141
   Mortgage loans.........................................................................         993         964         444
   Real estate and real estate joint ventures.............................................          26          18           4
   Other limited partnership interests....................................................         256         123         142
  Purchases of:
   Fixed maturity securities..............................................................     (17,439)    (19,342)    (16,192)
   Equity securities......................................................................         (27)        (39)        (74)
   Mortgage loans.........................................................................      (1,357)     (1,468)       (783)
   Real estate and real estate joint ventures.............................................         (72)       (117)        (31)
   Other limited partnership interests....................................................        (378)       (363)       (203)
  Cash received in connection with freestanding derivatives...............................         397          97         239
  Cash paid in connection with freestanding derivatives...................................        (478)       (155)       (449)
  Issuances of loans to affiliates........................................................        (430)         --          --
  Net change in policy loans..............................................................         (13)         (1)          3
  Net change in short-term investments....................................................      (1,347)        554       1,445
  Net change in other invested assets.....................................................         (22)       (194)         16
  Other, net..............................................................................           1          --          (2)
                                                                                           -----------  ----------  ----------
Net cash used in investing activities.....................................................      (2,374)     (2,044)     (2,224)
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits................................................................................      20,496      24,910      20,783
  Withdrawals.............................................................................     (19,404)    (23,700)    (20,067)
Net change in payables for collateral under securities loaned and other transactions......         (24)        934        (702)
Net change in short-term debt.............................................................          --          --        (300)
Long-term debt repaid.....................................................................        (385)       (878)         --
Financing element on certain derivative instruments.......................................         129         (44)        (53)
Return of capital.........................................................................         (47)         --          --
Dividends on common stock.................................................................        (517)       (330)         --
                                                                                           -----------  ----------  ----------
Net cash provided by (used in) financing activities.......................................         248         892        (339)
                                                                                           -----------  ----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.          (1)        (12)         43
                                                                                           -----------  ----------  ----------
Change in cash and cash equivalents.......................................................      (1,183)       (646)     (3,082)
Cash and cash equivalents, beginning of year..............................................       1,928       2,574       5,656
                                                                                           -----------  ----------  ----------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................................... $       745  $    1,928  $    2,574
                                                                                           ===========  ==========  ==========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:.............................................
  Interest................................................................................ $       406  $      479  $       73
                                                                                           ===========  ==========  ==========
  Income tax.............................................................................. $       (47) $      122  $      (63)
                                                                                           ===========  ==========  ==========
Non-cash transactions during the year:....................................................
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $         5  $       28  $       --
                                                                                           ===========  ==========  ==========
  Long-term debt issued in exchange for certain other invested assets..................... $        --  $       45  $       --
                                                                                           ===========  ==========  ==========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

  BUSINESS

   "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. See "-- Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the 2011 presentation as discussed throughout the Notes to the Consolidated Financial Statements.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

   A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

   The accounting policies for the Company's principal investments are as follows:

   Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

   Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Interest, dividends and prepayment fees are recorded in net investment income.

   Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment- sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

   The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale."

   Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
(ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or
(ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

   With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

   Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics; while those with more equity-like characteristics are classified as equity securities within non-redeemable preferred stock. Many of such securities, commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

   The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

   (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

   (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

   The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

   In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Other Securities. Other securities are stated at estimated fair value. Other securities include securities for which the fair value option ("FVO") has been elected ("FVO Securities"). FVO Securities include certain fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products. FVO Securities also include contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in policyholder account balances ("PABs") through interest credited to policyholder account balances. Changes in estimated fair value of these other securities subsequent to purchase are included in net investment income. Interest and dividends related to other securities are included in net investment income.

   Securities Lending. Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

   Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

      Mortgage loans are considered to be impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

      For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level.

      Commercial and Agricultural Mortgage Loans -- All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

      For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

      Mortgage Loans Modified in a Troubled Debt Restructuring. For a small portion of the portfolio, classified as troubled debt restructurings, concessions are granted related to the borrowers' financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

   Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

   Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

   Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, loans to affiliates, leveraged leases, tax credit partnerships and investments in insurance enterprise joint ventures.

   Freestanding derivatives with positive estimated fair values are described in "-- Derivative Financial Instruments" below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.

   Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

   Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method.

   Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for under the equity method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

   Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

   When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in Note 4. Such estimated fair values are based on available market information and management's judgments about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 4.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS, certain structured investment transactions, and other securities) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests, and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary.

   The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

   For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

   Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value of freestanding derivatives, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   Accruals on derivatives are generally recorded in accrued investment income or within other liabilities in the consolidated balance sheets. However, accruals that are not expected to settle within one year are included with the derivative carrying value in other invested assets or other liabilities.

   The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those (i) in policyholder benefits and claims for economic hedges of variable annuity guarantees included in future policy benefits; and
(ii) in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

   To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

   The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

   Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

   When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

   In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

Fair Value

   As described below, certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

  Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

  Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

  Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Cash and Cash Equivalents

   The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2011 and 2010.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $153 million and $131 million at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $83 million and $67 million at December 31, 2011 and 2010, respectively. Related amortization expense was $17 million, $25 million and $16 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

   The Company amortizes DAC and VOBA on life insurance or investment-type contracts in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

   The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (primarily term insurance) over the appropriate premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

   The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

   The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

   Goodwill is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's segments.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value (with or without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

   The Company applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

   See Note 6 for discussion of goodwill impairment testing during 2011.

  Liability for Future Policy Benefits and PABs

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

   The Company began selling participating traditional life insurance policies in 2011. Such policies are 90% reinsured. Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts).

   Participating business represented approximately 1% of the Company's life insurance in-force at December 31, 2011. Participating policies represented approximately 10% of gross life insurance premiums for the year ended December 31, 2011.

   Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 7%.

   Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 8%.

   Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

   Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

   Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Future policy benefit liabilities are established for certain variable annuity products with guaranteed minimum benefits as described below under "-- Variable Annuity Guaranteed Minimum Benefits."

   The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

   PABs relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs for these contracts are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 10%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Variable Annuity Guaranteed Minimum Benefits

   The Company issues, directly and through assumed reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e.,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the benefit base) less withdrawals. In some cases the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value resets. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is accounted for under a split of the two models.

   These guarantees include:

    . Guaranteed minimum death benefit ("GMDB") that guarantees the contractholder a return of their purchase payment upon death even if the account value is reduced to zero. An enhanced death benefit may be available for an additional fee.

    . Guaranteed minimum income benefit ("GMIB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount. Certain of these contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.

    . Guaranteed minimum withdrawal benefit ("GMWB") that guarantees the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. Certain of these contracts include guaranteed withdrawals that are life contingent.

    . Guaranteed minimum accumulation benefit ("GMAB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero.

   Guarantees accounted for as insurance liabilities in future policy benefits include GMDB, the portion of GMIB that require annuitization, and the life-contingent portion of certain GMWB. These liabilities are established as follows:

   GMDB liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   GMIB liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

annuitizations that may be elected by the contractholder. Certain GMIB have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in PABs as described below.

   The liability for the life contingent portion of GMWB is determined based on the expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.

   Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, GMAB and the portion of certain GMIB that do not require annuitization. These guarantees are recorded at estimated fair value separately from the host variable annuity with changes in estimated fair value reported in net derivative gains (losses). At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins related to non-capital market inputs. The nonperformance adjustment, which is captured as a spread over the risk free rate in determining the discount rate to discount the cash flows of the liability, is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties in certain actuarial assumptions. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

   These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk, variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB described in the preceding paragraphs. With respect to GMIB, a portion of the directly written GMIB guarantees are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance, and other receivables in the consolidated balance sheet with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policy-Related Balances

   Other policy-related balances include policy and contract claims, unearned revenue liabilities and policyholder dividends due and unpaid.

   The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

   The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

   Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies. Such liability is presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

   Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

   The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Revenues

   Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

   The Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MetLife Insurance Company of Connecticut. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

    (i)future taxable income exclusive of reversing temporary differences and carryforwards;

   (ii)future reversals of existing taxable temporary differences;

  (iii)taxable income in prior carryback years; and

   (iv)tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties and related parties.

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

   The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

   Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

   Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

   Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Discontinued Operations

   The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized;
(ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments which are directed by contractholders but do not meet one or more of the other above criteria are included in other securities.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment type product policy fees in the consolidated statements of operations.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

   Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's consolidated financial statements. See also expanded disclosures in Note 2.

   Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's consolidated financial statements.

   Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements.

   Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

   As a result of the adoption of this guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity CMBS. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6.8 billion of commercial mortgage loans and $6.7 billion of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt, and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

   Also effective January 1, 2010, the Company adopted guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements. The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million --
U.S. corporate securities and $13 million -- CMBS. As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

   Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's consolidated financial statements.

  Business Combinations and Noncontrolling Interests

   Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

    . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

    . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

    . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

    . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

    . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

    . Net income (loss) includes amounts attributable to noncontrolling interests.

    . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

    . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

    . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

   As the Company did not have a minority interest, the adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

   Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

    . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

    . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

    . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

    .  Effective December 31, 2009, the Company adopted guidance on:
       (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

    . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or
       (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

   Effective January 1, 2011, the Company adopted new guidance regarding goodwill impairment testing. This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

   In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220):

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance should be applied retrospectively for all comparative periods presented. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

   In December 2011, the FASB issued new guidance regarding derecognition of in substance real estate (ASU 2011-10 Property, Plant and Equipment (Topic 360):
Derecognition of in Substance Real Estate - a Scope Clarification (a consensus of the FASB Emerging Issues Task Force), effective for fiscal years, and interim periods within those fiscal years, beginning on or after June 15, 2012. The amendments should be applied prospectively to deconsolidation events occurring after the effective date. Under the amendments in ASU 2011-10, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of a default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In September 2011, the FASB issued new guidance on goodwill impairment testing (ASU 2011-08, Intangibles -- Goodwill and Other (Topic 350): Testing Goodwill for Impairment), effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in the first quarter of 2012.

   In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011- 04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services --Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. Under the new guidance, advertising costs may only be included in DAC if the capitalization criteria in the direct-response advertising guidance in Subtopic 340-20, Other Assets and Deferred Costs--Capitalized Advertising Costs, are met. As a result, certain direct marketing, sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in the first quarter of 2012 and will apply it retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $650 million to $750 million and total equity will be reduced by approximately $450 million to $500 million, net of income tax, as of the date of adoption.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2. INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

                                                              DECEMBER 31, 2011
                                            ----------------------------------------------------
                                                          GROSS UNREALIZED
                                                      -------------------------
                                             COST OR
                                            AMORTIZED          TEMPORARY  OTTI  ESTIMATED   % OF
                                              COST     GAINS    LOSSES   LOSSES FAIR VALUE  TOTAL
                                            --------- -------- --------- ------ ---------- -----
                                                                (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $  16,018 $  1,550    $  229 $   --  $  17,339  36.3 %
Foreign corporate securities...............     7,958      649       114     --      8,493  17.8
U.S. Treasury and agency securities........     6,832    1,217         1     --      8,048  16.8
RMBS.......................................     6,478      330       189    125      6,494  13.6
CMBS.......................................     2,128      115        16     --      2,227   4.7
State and political subdivision securities.     1,891      222        58     --      2,055   4.3
ABS........................................     1,875       45        42     --      1,878   3.9
Foreign government securities..............     1,035      215         3     --      1,247   2.6
                                            --------- --------    ------ ------  --------- -----
 Total fixed maturity securities........... $  44,215 $  4,343    $  652 $  125  $  47,781 100.0 %
                                            ========= ========    ====== ======  ========= =====
EQUITY SECURITIES:
Common stock............................... $     148 $     11    $   13 $   --  $     146  57.9 %
Non-redeemable preferred stock.............       147        3        44     --        106  42.1
                                            --------- --------    ------ ------  --------- -----
 Total equity securities................... $     295 $     14    $   57 $   --  $     252 100.0 %
                                            ========= ========    ====== ======  ========= =====

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2010
                                            -----------------------------------------------------
                                                           GROSS UNREALIZED
                                                      -------------------------
                                             COST OR
                                            AMORTIZED          TEMPORARY  OTTI   ESTIMATED   % OF
                                              COST     GAINS    LOSSES   LOSSES  FAIR VALUE  TOTAL
                                            --------- -------- --------- ------  ---------- -----
                                                                 (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $  14,860 $    816  $    302  $  --   $  15,374  34.2 %
Foreign corporate securities...............     8,095      502       127     --       8,470  18.8
U.S. Treasury and agency securities........     7,665      143       132     --       7,676  17.1
RMBS.......................................     7,101      203       260     88       6,956  15.5
CMBS.......................................     2,203      113        39     --       2,277   5.1
State and political subdivision securities.     1,755       22       131     --       1,646   3.7
ABS (1)....................................     1,629       44        53     (2)      1,622   3.6
Foreign government securities..............       824       81         2     --         903   2.0
                                            --------- --------  --------  -----   --------- -----
 Total fixed maturity securities........... $  44,132 $  1,924  $  1,046  $  86   $  44,924 100.0 %
                                            ========= ========  ========  =====   ========= =====
EQUITY SECURITIES:
Common stock............................... $     121 $     17  $      1  $  --   $     137  33.8 %
Non-redeemable preferred stock.............       306        9        47     --         268  66.2
                                            --------- --------  --------  -----   --------- -----
 Total equity securities................... $     427 $     26  $     48  $  --   $     405 100.0 %
                                            ========= ========  ========  =====   ========= =====

--------
(1)OTTI losses as presented above represent the noncredit portion of OTTI losses that is included in accumulated other comprehensive income (loss). OTTI losses include both the initial recognition of noncredit losses, and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that were previously noncredit loss impaired. The noncredit loss component of OTTI losses for ABS was in an unrealized gain (loss) position of $2 million at December 31, 2010 due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized Investment Gains (Losses)."

   Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company's management of its investments within these asset sectors.

   The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $36 million with unrealized gains (losses) of ($2) million and $2 million at December 31, 2011 and 2010, respectively.

   The Company held foreign currency derivatives with notional amounts of $946 million and $807 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

   Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

   The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than the government securities summarized in the table below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Concentrations of Credit Risk (Government and Agency Securities). The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's stockholders' equity at:

                                                                 DECEMBER 31,
                                                               -----------------
                                                                 2011      2010
                                                               --------  --------
                                                               CARRYING VALUE (1)
                                                               -----------------
                                                                 (IN MILLIONS)
U.S. Treasury and agency fixed maturity securities............ $  8,048  $  7,676
U.S. Treasury and agency fixed-income securities included in:
 Short-term investments....................................... $  2,186  $    935
 Cash equivalents............................................. $    108  $  1,287

--------
(1)Represents estimated fair value for fixed maturity securities and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

   Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity or 1% of total investments at December 31, 2011 and 2010.

   Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                      DECEMBER 31,
                                        -----------------------------------------
                                                2011                 2010
                                        -------------------- --------------------
                                        AMORTIZED ESTIMATED  AMORTIZED ESTIMATED
                                          COST    FAIR VALUE   COST    FAIR VALUE
                                        --------- ---------- --------- ----------
                                                      (IN MILLIONS)
Due in one year or less................ $   2,946  $   2,970 $   1,874  $   1,889
Due after one year through five years..     8,648      9,022     9,340      9,672
Due after five years through ten years.     7,905      8,606     7,829      8,333
Due after ten years....................    14,235     16,584    14,156     14,175
                                        ---------  --------- ---------  ---------
 Subtotal..............................    33,734     37,182    33,199     34,069
RMBS, CMBS and ABS.....................    10,481     10,599    10,933     10,855
                                        ---------  --------- ---------  ---------
 Total fixed maturity securities....... $  44,215  $  47,781 $  44,132  $  44,924
                                        =========  ========= =========  =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

   As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

   The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                             YEARS ENDED DECEMBER 31,
                                                                           ---------------------------
                                                                             2011     2010      2009
                                                                           --------  ------  ---------
                                                                                  (IN MILLIONS)
Fixed maturity securities................................................. $  3,690  $  878  $  (1,019)
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................     (125)    (86)      (141)
                                                                           --------  ------  ---------
   Total fixed maturity securities........................................    3,565     792     (1,160)
Equity securities.........................................................      (41)    (21)       (35)
Derivatives...............................................................      239    (109)        (4)
Short-term investments....................................................       (2)     (2)       (10)
Other.....................................................................       (5)     (3)        (3)
                                                                           --------  ------  ---------
   Subtotal...............................................................    3,756     657     (1,212)
                                                                           --------  ------  ---------
Amounts allocated from:
 Insurance liability loss recognition.....................................     (325)    (33)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)..........................        9       5         12
 DAC and VOBA.............................................................     (532)   (126)       151
                                                                           --------  ------  ---------
   Subtotal...............................................................     (848)   (154)       163
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............       42      30         46
Deferred income tax benefit (expense).....................................   (1,055)   (196)       327
                                                                           --------  ------  ---------
Net unrealized investment gains (losses).................................. $  1,895  $  337  $    (676)
                                                                           ========  ======  =========

   The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss), were as follows:

                                                           DECEMBER 31,
                                                        -----------------
                                                          2011      2010
                                                        --------  -------
                                                          (IN MILLIONS)
     Balance, beginning of period...................... $    (86) $  (141)
     Noncredit OTTI losses recognized (1)..............        5      (53)
     Transferred to retained earnings (2)..............       --       16
     Securities sold with previous noncredit OTTI loss.       26       28
     Subsequent changes in estimated fair value........      (70)      64
                                                        --------  -------
     Balance, end of period............................ $  (125)  $   (86)
                                                        ========  =======

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $8 million and ($44) million for the years ended December 31, 2011 and 2010, respectively.

(2)Amounts transferred to retained earnings were in connection with the adoption of guidance related to the consolidation of VIEs as described in
   Note 1.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                            YEARS ENDED DECEMBER 31,
                                                                         -----------------------------
                                                                           2011      2010       2009
                                                                         --------  --------  ---------
                                                                                 (IN MILLIONS)
Balance, beginning of period............................................ $    337  $   (676) $  (2,682)
Cumulative effect of change in accounting principles, net of income tax.       --        34        (22)
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................      (39)       39       (105)
Unrealized investment gains (losses) during the year....................    3,138     1,778      3,974
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................     (292)      (33)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)........................        4        (7)        10
 DAC and VOBA...........................................................     (406)     (277)      (765)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)...........       12       (11)        34
Deferred income tax benefit (expense)...................................     (859)     (510)    (1,120)
                                                                         --------  --------  ---------
Balance, end of period.................................................. $  1,895  $    337  $    (676)
                                                                         ========  ========  =========
Change in net unrealized investment gains (losses)...................... $  1,558  $  1,013  $   2,006
                                                                         ========  ========  =========

CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

   The following tables present the estimated fair value and gross unrealized losses of fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                        DECEMBER 31, 2011
                                                  --------------------------------------------------------------
                                                                       EQUAL TO OR GREATER
                                                  LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                                  -------------------- -------------------- --------------------
                                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                                    VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                                  --------- ---------- --------- ---------- --------- ----------
                                                            (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities........................  $  1,699     $   71  $    786    $   158  $  2,485    $   229
Foreign corporate securities.....................     1,213         68       162         46     1,375        114
U.S. Treasury and agency securities..............       118         --        20          1       138          1
RMBS.............................................       784        114       972        200     1,756        314
CMBS.............................................       152          4       111         12       263         16
State and political subdivision securities.......         6         --       367         58       373         58
ABS..............................................       803         12       261         30     1,064         42
Foreign government securities....................        70          3         4         --        74          3
                                                   --------     ------  --------    -------  --------    -------
 Total fixed maturity securities.................  $  4,845     $  272  $  2,683    $   505  $  7,528    $   777
                                                   ========     ======  ========    =======  ========    =======
EQUITY SECURITIES:
Common stock.....................................  $     35     $   13  $     --    $    --  $     35    $    13
Non-redeemable preferred stock...................        32         16        59         28        91         44
                                                   --------     ------  --------    -------  --------    -------
 Total equity securities.........................  $     67     $   29  $     59    $    28  $    126    $    57
                                                   ========     ======  ========    =======  ========    =======
Total number of securities in an unrealized loss
  position.......................................       808                  479
                                                   ========             ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31, 2010
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................  $  1,956     $   56  $  1,800    $   246 $   3,756   $    302
Foreign corporate securities................       727         24       816        103     1,543        127
U.S. Treasury and agency securities.........     2,857        113        85         19     2,942        132
RMBS........................................     2,235         62     1,606        286     3,841        348
CMBS........................................        68          1       237         38       305         39
State and political subdivision securities..       716         36       352         95     1,068        131
ABS.........................................       238          2       352         49       590         51
Foreign government securities...............        49          1         9          1        58          2
                                              --------     ------  --------    ------- ---------   --------
 Total fixed maturity securities............  $  8,846     $  295  $  5,257    $   837 $  14,103   $  1,132
                                              ========     ======  ========    ======= =========   ========
EQUITY SECURITIES:
Common stock................................  $      9     $    1  $     --    $    -- $       9   $      1
Non-redeemable preferred stock..............        26          5       187         42       213         47
                                              --------     ------  --------    ------- ---------   --------
 Total equity securities....................  $     35     $    6  $    187    $    42 $     222   $     48
                                              ========     ======  ========    ======= =========   ========
Total number of securities in an unrealized
  loss position.............................       759                  637
                                              ========             ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                               DECEMBER 31, 2011
                                             ------------------------------------------------------------------
                                             COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                             ---------------------- ---------------------   --------------------
                                             LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                                20%        MORE        20%         MORE        20%       MORE
                                             ---------   --------   ---------     ------    ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months........................  $  4,205   $    762      $  137     $  213          652       81
Six months or greater but less than nine
  months....................................       507        137          36         42           91       13
Nine months or greater but less than twelve
  months....................................       131         24           8          6           21        4
Twelve months or greater....................     2,180        359         197        138          373       40
                                              --------     --------    ------       ------
 Total......................................  $  7,023   $  1,282      $  378     $  399
                                              ========     ========    ======       ======
Percentage of amortized cost................                                5%        31%
                                                                       ======       ======
EQUITY SECURITIES:
Less than six months........................  $     59   $     85      $    6     $   42           17       11
Six months or greater but less than nine
  months....................................        --         --          --         --           --       --
Nine months or greater but less than twelve
  months....................................         8         --           1         --            1       --
Twelve months or greater....................        14         17           1          7            6        4
                                              --------     --------    ------       ------
 Total......................................  $     81   $    102      $    8     $   49
                                              ========     ========    ======       ======
Percentage of cost..........................                               10%        48%
                                                                       ======       ======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                            DECEMBER 31, 2010
                                          ------------------------------------------------------------------
                                          COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                          ---------------------- ---------------------   --------------------
                                          LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                             20%        MORE        20%         MORE        20%       MORE
                                          ---------   --------   ---------     ------    ---------   ------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................... $   8,882   $    439      $  268     $  109          686       43
Six months or greater but less than nine
  months.................................       152         40           6         13           30       10
Nine months or greater but less than
  twelve months..........................        48         25           2         11           11        3
Twelve months or greater.................     4,768        881         450        273          475      101
                                            ---------   --------    ------       ------
 Total................................... $  13,850   $  1,385      $  726     $  406
                                            =========   ========    ======       ======
Percentage of amortized cost.............                                5%        29%
                                                                    ======       ======
EQUITY SECURITIES:
Less than six months..................... $      31   $     30      $    4     $    7            8       12
Six months or greater but less than nine
  months.................................        --          3          --          1           --        1
Nine months or greater but less than
  twelve months..........................         5          7          --          2            1        1
Twelve months or greater.................       150         44          18         16           12        5
                                            ---------   --------    ------       ------
 Total................................... $     186   $     84      $   22     $   26
                                            =========   ========    ======       ======
Percentage of cost.......................                               12%        31%
                                                                    ======       ======

   Equity securities with gross unrealized losses of 20% or more for twelve months or greater decreased from $16 million at December 31, 2010 to $7 million at December 31, 2011. As shown in the section "-- Evaluating Temporarily Impaired Available-for-Sale Securities" below, all of the equity securities with gross unrealized losses of 20% or more for twelve months or greater at December 31, 2011 were financial services industry investment grade non-redeemable preferred stock, of which 29% were rated A or better.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


CONCENTRATION OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The gross unrealized losses related to fixed maturity and equity securities, including the portion of OTTI losses on fixed maturity securities recognized in accumulated other comprehensive income (loss) were $834 million and $1.2 billion at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                         DECEMBER 31,
                                                    -----------------
                                                       2011      2010
                                                    -------   -------
        SECTOR:
        RMBS.......................................      38 %      30 %
        U.S. corporate securities..................      27        26
        Foreign corporate securities...............      14        11
        State and political subdivision securities.       7        11
        ABS........................................       5         4
        CMBS.......................................       2         3
        U.S. Treasury and agency securities........      --        11
        Other......................................       7         4
                                                    -------   -------
         Total.....................................     100 %     100 %
                                                    =======   =======
        INDUSTRY:
        Mortgage-backed............................      40 %      33 %
        Finance....................................      24        19
        State and political subdivision securities.       7        11
        Consumer...................................       7         5
        Asset-backed...............................       5         4
        Communications.............................       4         2
        Utility....................................       3         3
        Industrial.................................       1         1
        U.S. Treasury and agency securities........      --        11
        Other......................................       9        11
                                                    -------   -------
         Total.....................................     100 %     100 %
                                                    =======   =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

   The following table presents fixed maturity and equity securities, each with gross unrealized losses of greater than $10 million, the number of securities, total gross unrealized losses and percentage of total gross unrealized losses at:

                                                                    DECEMBER 31,
                                             ---------------------------------------------------------
                                                         2011                          2010
                                             ---------------------------   ---------------------------
                                             FIXED MATURITY     EQUITY     FIXED MATURITY     EQUITY
                                               SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                             --------------   ----------   --------------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities........................              9            1               15           --
Total gross unrealized losses...............   $        152      $    12     $        210      $    --
Percentage of total gross unrealized losses.             20 %         22 %             19 %         -- %

   Fixed maturity and equity securities, each with gross unrealized losses greater than $10 million, decreased $46 million during the year ended
December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

   As of December 31, 2011, $186 million of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Of the $186 million, $124 million, or 67%, are related to unrealized losses on investment grade securities. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since purchase. Of the $186 million, $62 million, or 33%, are related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to RMBS (primarily alternative residential mortgage loans), and U.S. and foreign corporate securities (primarily industrial, financial services and utility industry securities) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in Note 1, management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security. See "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale" for a discussion of equity securities with an unrealized loss position of 20% or more of cost for 12 months or greater.

   In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents certain information about the Company's equity securities available-for-sale with gross unrealized losses of 20% or more at December 31, 2011:

                                                             NON-REDEEMABLE PREFERRED STOCK
                               -----------------------------------------------------------------------------------------
                                    ALL TYPES OF                                INVESTMENT GRADE
                    ALL EQUITY     NON-REDEEMABLE      -----------------------------------------------------------------
                    SECURITIES     PREFERRED STOCK             ALL INDUSTRIES             FINANCIAL SERVICES INDUSTRY
                    ---------- ---------------------   -----------------------------  ----------------------------------
                      GROSS      GROSS     % OF ALL        GROSS        % OF ALL          GROSS                   % A
                    UNREALIZED UNREALIZED   EQUITY      UNREALIZED   NON-REDEEMABLE    UNREALIZED    % OF ALL   RATED OR
                      LOSSES     LOSSES   SECURITIES      LOSSES     PREFERRED STOCK     LOSSES     INDUSTRIES   BETTER
                    ---------- ---------- ----------   ------------- ---------------  ------------- ----------  --------
                              (IN MILLIONS)            (IN MILLIONS)                  (IN MILLIONS)
Less than six
  months...........   $     42   $     34        81 %      $      11             32 %      $     11       100 %      73 %
Six months or
  greater but less
  than twelve
  months...........         --         --        -- %             --             -- %            --        -- %      -- %
Twelve months
  or greater.......          7          7        100 %             7            100 %             7       100 %      29 %
                      --------   --------                  ---------                       --------
All equity
  securities with
  gross
  unrealized
  losses of 20%
  or more..........   $     49   $     41        84 %      $      18             44 %      $     18       100 %      56 %
                      ========   ========                  =========                       ========

   In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those in the financial services industry. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

   With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

   Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

   Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


OTHER SECURITIES

   The table below presents certain information about the Company's other securities.

                                                            DECEMBER 31,
                                                        ---------------------
                                                           2011       2010
                                                        ---------- ----------
                                                            (IN MILLIONS)
   FVO general account securities...................... $       49 $        7
   FVO contractholder-directed unit-linked investments.      3,616      2,240
                                                        ---------- ----------
    Total other securities -- at estimated fair value.. $    3,665 $    2,247
                                                        ========== ==========

   See Note 1 for discussion of FVO contractholder-directed unit-linked investments. See "-- Net Investment Income" for the net investment income recognized on other securities and the related changes in estimated fair value subsequent to purchase included in net investment income.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                                           YEARS ENDED DECEMBER 31,
                                                                         ----------------------------
                                                                           2011     2010       2009
                                                                         -------  --------  ---------
                                                                                 (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized............................................ $   (42) $   (103) $    (552)
Less: Noncredit portion of OTTI losses transferred to and recognized in
  other comprehensive income (loss).....................................      (5)       53        165
                                                                         -------  --------  ---------
 Net OTTI losses on fixed maturity securities recognized in
   earnings.............................................................     (47)      (50)      (387)
 Fixed maturity securities -- net gains (losses) on sales and
   disposals............................................................      81       123       (115)
                                                                         -------  --------  ---------
   Total gains (losses) on fixed maturity securities....................      34        73       (502)
Other net investment gains (losses):
 Equity securities......................................................     (21)       28       (119)
 Mortgage loans.........................................................      26       (18)       (32)
 Real estate and real estate joint ventures.............................      (1)      (21)       (61)
 Other limited partnership interests....................................      (5)      (13)       (72)
 Other investment portfolio gains (losses)..............................      (9)       10          4
                                                                         -------  --------  ---------
     Subtotal -- investment portfolio gains (losses)....................      24        59       (782)
FVO CSEs -- changes in estimated fair value:
 Commercial mortgage loans..............................................     (84)      758         --
 Long-term debt -- related to commercial mortgage loans.................      93      (734)        --
 Other gains (losses)...................................................       2        67        (53)
                                                                         -------  --------  ---------
     Subtotal FVO CSEs and other gains (losses).........................      11        91        (53)
                                                                         -------  --------  ---------
       Total net investment gains (losses).............................. $    35  $    150  $    (835)
                                                                         =======  ========  =========

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($7) million, $78 million and ($45) million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                          YEARS ENDED DECEMBER 31,     YEARS ENDED DECEMBER 31,    YEARS ENDED DECEMBER 31,
                       ------------------------------  ------------------------ ------------------------------
                          2011       2010      2009     2011    2010     2009      2011       2010      2009
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
                          FIXED MATURITY SECURITIES       EQUITY SECURITIES                  TOTAL
                       ------------------------------  -----------------------  ------------------------------
                                                            (IN MILLIONS)
Proceeds.............. $  11,634  $  12,434  $  8,766  $  190  $  109  $   113  $  11,824  $  12,543  $  8,879
                       =========  =========  ========  ======  ======  =======  =========  =========  ========
Gross investment
 gains................ $     182  $     244  $    180  $    9  $   31  $     6  $     191  $     275  $    186
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Gross investment
 losses...............      (101)      (121)     (295)    (22)     (1)     (28)      (123)      (122)     (323)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Total OTTI losses
 recognized in
 earnings:
  Credit-related......       (38)       (47)     (348)     --      --       --        (38)       (47)     (348)
  Other (1)...........        (9)        (3)      (39)     (8)     (2)     (97)       (17)        (5)     (136)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
    Total OTTI
     losses
     recognized in
     earnings.........       (47)       (50)     (387)     (8)     (2)     (97)       (55)       (52)     (484)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Net investment gains
 (losses)............. $      34  $      73  $   (502) $  (21) $   28  $  (119) $      13  $     101  $   (621)
                       =========  =========  ========  ======  ======  =======  =========  =========  ========

--------

(1)Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

   Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2011    2010     2009
                                                          -----   -----   ------
                                                            (IN MILLIONS)
   Sector:
   U.S. and foreign corporate securities -- by industry:
    Communications....................................... $  11   $   4   $   88
    Finance..............................................     9       7       84
    Industrial...........................................     2      --       18
    Consumer.............................................    --      10       53
    Utility..............................................    --       2        6
                                                            -----   -----   ------
      Total U.S. and foreign corporate securities........    22      23      249
   RMBS..................................................    17      18       40
   ABS...................................................     5       1       29
   CMBS..................................................     3       8       69
                                                            -----   -----   ------
      Total.............................................. $  47   $  50   $  387
                                                            =====   =====   ======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                          2011    2010    2009
                                                         ------  ------  -------
                                                             (IN MILLIONS)
 Sector:
 Non-redeemable preferred stock......................... $    6  $   --  $    92
 Common stock...........................................      2       2        5
                                                          ------  ------  -------
  Total................................................. $    8  $    2  $    97
                                                          ======  ======  =======
 Industry:
  Financial services industry:
    Perpetual hybrid securities......................... $    6  $   --  $    72
    Common and remaining non-redeemable preferred stock.     --      --        3
                                                          ------  ------  -------
      Total financial services industry.................      6      --       75
  Other industries......................................      2       2       22
                                                          ------  ------  -------
      Total............................................. $    8  $    2  $    97
                                                          ======  ======  =======

CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(LOSS)

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                                   YEARS ENDED DECEMBER 31,
                                                                                   -----------------------
                                                                                      2011         2010
                                                                                   ---------    ---------
                                                                                       (IN MILLIONS)
Balance, at January 1,............................................................ $      63    $     213
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired.......................................................................         6           11
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired.......................................................................        17           10
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI........................................       (7)          (67)
 Securities de-recognized in connection with the adoption of new guidance related
   to the consolidation of VIEs...................................................        --         (100)
 Securities impaired to net present value of expected future cash flows...........       (22)          (1)
 Increases in cash flows -- accretion of previous credit loss OTTI................        (2)          (3)
                                                                                     ---------   ---------
Balance, at December 31,.......................................................... $      55    $      63
                                                                                     =========   =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT INCOME

   The components of net investment income were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                             ---------------------------
                                                               2011     2010      2009
                                                             -------- --------  --------
                                                                    (IN MILLIONS)
Investment income:
Fixed maturity securities................................... $  2,147 $  2,120  $  2,094
Equity securities...........................................       10       16        27
Other securities -- FVO general account securities (1)......        1       --        --
Mortgage loans..............................................      347      301       239
Policy loans................................................       63       67        80
Real estate and real estate joint ventures..................       24      (24)     (120)
Other limited partnership interests.........................      176      190        17
Cash, cash equivalents and short-term investments...........        5        9        16
International joint ventures................................        4       (6)       (4)
Other.......................................................        3        3        (2)
                                                             -------- --------  --------
   Subtotal.................................................    2,780    2,676     2,347
 Less: Investment expenses..................................      100       97       109
                                                             -------- --------  --------
   Subtotal, net............................................    2,680    2,579     2,238
                                                             -------- --------  --------
Other securities -- FVO contractholder-directed unit-linked
  investments (1)...........................................       71      167        97
FVO CSEs -- Commercial mortgage loans.......................      332      411        --
                                                             -------- --------  --------
   Subtotal.................................................      403      578        97
                                                             -------- --------  --------
     Net investment income.................................. $  3,083 $  3,157  $  2,335
                                                             ======== ========  ========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

Other securities - FVO general account securities.......... $    2  $   -- $   1
Other securities - FVO contractholder-directed unit-linked
  investments.............................................. $  (11) $  121 $  89

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and service charges included in the table above.

  SECURITIES LENDING

   As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Elements of the securities lending program are presented below at:

                                                           DECEMBER 31,
                                                        -------------------
                                                          2011      2010
                                                        --------- ---------
                                                           (IN MILLIONS)
    Securities on loan: (1)
     Amortized cost.................................... $   5,307 $   6,992
     Estimated fair value.............................. $   6,451 $   7,054
    Cash collateral on deposit from counterparties (2). $   6,456 $   7,138
    Security collateral on deposit from counterparties. $     137 $      --
    Reinvestment portfolio -- estimated fair value..... $   6,295 $   6,916

--------
(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

   Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

   Invested assets on deposit and pledged as collateral are presented in the table below at estimated fair value for cash and cash equivalents and fixed maturity securities and at carrying value for mortgage loans.

                                                                DECEMBER 31,
                                                               ---------------
                                                                2011    2010
                                                               ------- -------
                                                                (IN MILLIONS)

  Invested assets on deposit (1).............................. $    51 $    55
  Invested assets pledged as collateral (2)...................     897     525
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   948 $   580
                                                               ======= =======

--------
(1)The Company has invested assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

(2)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 7), and derivative transactions (see
   Note 3).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  MORTGAGE LOANS

   Mortgage loans are summarized as follows at:

                                                         DECEMBER 31,
                                         -------------------------------------------
                                                  2011                   2010
                                         --------------------   --------------------
                                           CARRYING      % OF     CARRYING      % OF
                                             VALUE       TOTAL      VALUE       TOTAL
                                         -------------  -----   -------------  -----
                                         (IN MILLIONS)          (IN MILLIONS)
Mortgage loans:
 Commercial.............................    $    5,390   55.0 %   $     4,635   36.4 %
 Agricultural...........................         1,333   13.6           1,342   10.6
                                            ----------  -----     -----------  -----
   Subtotal.............................         6,723   68.6           5,977   47.0
 Valuation allowances...................           (61)  (0.6)            (87)  (0.7)
                                            ----------  -----     -----------  -----
   Subtotal mortgage loans, net.........         6,662   68.0           5,890   46.3
 Commercial mortgage loans held by CSEs.         3,138   32.0           6,840   53.7
                                            ----------  -----     -----------  -----
   Total mortgage loans, net............    $    9,800  100.0 %   $    12,730  100.0 %
                                            ==========  =====     ===========  =====

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above and the decrease in commercial mortgage loans held by CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                    COMMERCIAL AGRICULTURAL    TOTAL
                                                    ---------- ------------- ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2011:
Mortgage loans:
  Evaluated individually for credit losses......... $       23    $       -- $       23
  Evaluated collectively for credit losses.........      5,367         1,333      6,700
                                                    ----------    ---------- ----------
    Total mortgage loans...........................      5,390         1,333      6,723
                                                    ----------    ---------- ----------
Valuation allowances:
  Specific credit losses...........................         15            --         15
  Non-specifically identified credit losses........         43             3         46
                                                    ----------    ---------- ----------
    Total valuation allowances.....................         58             3         61
                                                    ----------    ---------- ----------
     Mortgage loans, net of valuation allowance.... $    5,332    $    1,330 $    6,662
                                                    ==========    ========== ==========

DECEMBER 31, 2010:
Mortgage loans:
  Evaluated individually for credit losses......... $       23    $       -- $       23
  Evaluated collectively for credit losses.........      4,612         1,342      5,954
                                                    ----------    ---------- ----------
    Total mortgage loans...........................      4,635         1,342      5,977
                                                    ----------    ---------- ----------
Valuation allowances:
  Specific credit losses...........................         23            --         23
  Non-specifically identified credit losses........         61             3         64
                                                    ----------    ---------- ----------
    Total valuation allowances.....................         84             3         87
                                                    ----------    ---------- ----------
     Mortgage loans, net of valuation allowance.... $    4,551    $    1,339 $    5,890
                                                    ==========    ========== ==========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the changes in the valuation allowance, by portfolio segment:

                                       MORTGAGE LOAN VALUATION ALLOWANCES
                                     -------------------------------------
                                      COMMERCIAL  AGRICULTURAL    TOTAL
                                     -----------  ------------ -----------
                                                 (IN MILLIONS)
     Balance at January 1, 2009..... $        44    $        2 $        46
     Provision (release)............          35             1          36
     Charge-offs, net of recoveries.          (5)           --          (5)
                                     -----------    ---------- -----------
     Balance at December 31, 2009...          74             3          77
     Provision (release)............          16            --          16
     Charge-offs, net of recoveries.          (6)           --          (6)
                                     -----------    ---------- -----------
     Balance at December 31, 2010...          84             3          87
     Provision (release)............         (26)           --         (26)
     Charge-offs, net of recoveries.          --            --          --
                                     -----------    ---------- -----------
     Balance at December 31, 2011... $        58    $        3 $        61
                                     ===========    ========== ===========

   Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                         COMMERCIAL
                       -----------------------------------------------------------------------------
                                       RECORDED INVESTMENT
                       --------------------------------------------------
                        DEBT SERVICE COVERAGE RATIOS
                       ------------------------------                         ESTIMATED
                       > 1.20X  1.00X - 1.20X < 1.00X  TOTAL   % OF TOTAL    FAIR VALUE   % OF TOTAL
                       -------- ------------- ------- -------- ----------   ------------- ----------
                                    (IN MILLIONS)                           (IN MILLIONS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  3,324    $      135  $  210 $  3,669       68.1 %      $  3,888       69.9 %
65% to 75%............      719            54      52      825       15.3             852       15.3
76% to 80%............      199            --      26      225        4.2             221        4.0
Greater than 80%......      452           181      38      671       12.4             602       10.8
                       --------    ----------  ------ --------      -----        --------      -----
 Total................ $  4,694    $      370  $  326 $  5,390      100.0 %      $  5,563      100.0 %
                       ========    ==========  ====== ========      =====        ========      =====
DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%......... $  2,051    $       11  $   34 $  2,096       45.2 %      $  2,196       47.1 %
65% to 75%............      824            99     148    1,071       23.1           1,099       23.6
76% to 80%............      301            29       7      337        7.3             347        7.4
Greater than 80%......      828           163     140    1,131       24.4           1,018       21.9
                       --------    ----------  ------ --------      -----        --------      -----
 Total................ $  4,004    $      302  $  329 $  4,635      100.0 %      $  4,660      100.0 %
                       ========    ==========  ====== ========      =====        ========      =====

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   Agricultural Mortgage Loans -- by Credit Quality Indicator. The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, is as shown below. The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2011 and 2010.

                                             AGRICULTURAL
                              -----------------------------------------
                                             DECEMBER 31,
                              -----------------------------------------
                                      2011                  2010
                              -------------------   -------------------
                                RECORDED     % OF     RECORDED     % OF
                               INVESTMENT    TOTAL   INVESTMENT    TOTAL
                              ------------- -----   ------------- -----
                              (IN MILLIONS)         (IN MILLIONS)
       Loan-to-value ratios:
       Less than 65%.........      $  1,129  84.7 %      $  1,289  96.0 %
       65% to 75%............           142  10.7              53   4.0
       76% to 80%............            62   4.6              --    --
                                   -------- -----        -------- -----
        Total................      $  1,333 100.0 %      $  1,342 100.0 %
                                   ======== =====        ======== =====

   Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with approximately 99% of all mortgage loans classified as performing at both December 31, 2011 and 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, greater than 90 days past due and still accruing interest and in nonaccrual status, by portfolio segment, were as follows at:

                                                     GREATER THAN 90 DAYS PAST DUE
                           PAST DUE                     STILL ACCRUING INTEREST                NONACCRUAL STATUS
              ----------------------------------- ----------------------------------- -----------------------------------
              DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (IN MILLIONS)
Commercial...       $        --      $         --       $        --       $        --       $        --      $          1
Agricultural.                --                 7                --                --                --                 6
                    -----------      ------------       -----------       -----------       -----------      ------------
 Total.......       $        --      $          7       $        --       $        --       $        --      $          7
                    ===========      ============       ===========       ===========       ===========      ============

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Impaired Mortgage Loans. The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at:

                                                IMPAIRED MORTGAGE LOANS
                    --------------------------------------------------------------------------------
                                                                LOANS WITHOUT
                        LOANS WITH A VALUATION ALLOWANCE     A VALUATION ALLOWANCE ALL IMPAIRED LOANS
                    ---------------------------------------- --------------------  ------------------
                     UNPAID                                   UNPAID                UNPAID
                    PRINCIPAL  RECORDED  VALUATION  CARRYING PRINCIPAL   RECORDED  PRINCIPAL CARRYING
                     BALANCE  INVESTMENT ALLOWANCES  VALUE    BALANCE   INVESTMENT  BALANCE   VALUE
                    --------- ---------- ---------- -------- ---------  ---------- --------- --------
                                                      (IN MILLIONS)
DECEMBER 31, 2011:
Commercial.........   $    23  $      23  $      15 $      8   $    15   $      15   $    38  $    23
Agricultural.......        --         --         --       --        --          --        --       --
                      -------  ---------  --------- --------   -------   ---------   -------  -------
 Total.............   $    23  $      23  $      15 $      8   $    15   $      15   $    38  $    23
                      =======  =========  ========= ========   =======   =========   =======  =======
DECEMBER 31, 2010:
Commercial.........   $    23  $      23  $      23 $     --   $    --   $      --   $    23  $    --
Agricultural.......        --         --         --       --         7           7         7        7
                      -------  ---------  --------- --------   -------   ---------   -------  -------
 Total.............   $    23  $      23  $      23 $     --   $     7   $       7   $    30  $     7
                      =======  =========  ========= ========   =======   =========   =======  =======

   Unpaid principal balance is generally prior to any charge-offs.

   The average investment in impaired mortgage loans, including those modified in a troubled debt restructuring, and the related interest income, by portfolio segment, for the years ended December 31, 2011 and 2010, and for all mortgage loans for the year ended December 31, 2009 was:

                                                  IMPAIRED MORTGAGE LOANS
                                       ----------------------------------------------
                                       AVERAGE INVESTMENT INTEREST INCOME RECOGNIZED
                                       ------------------ ---------------------------
                                                           CASH BASIS   ACCRUAL BASIS
                                                          ------------- -------------
                                                          (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
 Commercial...........................    $            29    $        2   $        --
 Agricultural.........................                  4            --            --
                                          ---------------    ----------   -----------
   Total..............................    $            33    $        2   $        --
                                          ===============    ==========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2010:
 Commercial...........................    $            45    $        2   $        --
 Agricultural.........................                 13            --            --
                                          ---------------    ----------   -----------
   Total..............................    $            58    $        2   $        --
                                          ===============    ==========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2009..    $            32    $        2   $        --
                                          ===============    ==========   ===========

   Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had one commercial mortgage loan modified during the period in a troubled debt restructuring with a pre-modification and post-modification carrying value of $15 million.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   During the previous 12 months, the Company had no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

   Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                   -----------------------------------------
                                                           2011                  2010
                                                   -------------------   -------------------
                                                     CARRYING     % OF     CARRYING     % OF
                                                       VALUE      TOTAL      VALUE      TOTAL
                                                   ------------- -----   ------------- -----
                                                   (IN MILLIONS)         (IN MILLIONS)
Traditional.......................................  $      208    41.4 %   $    105     21.0 %
Real estate joint ventures and funds..............         293    58.2          368     73.4
                                                    ----------   -----     --------    -----
 Real estate and real estate joint ventures.......         501    99.6          473     94.4
Foreclosed (commercial and agricultural)..........           2     0.4           28      5.6
                                                    ----------   -----     --------    -----
 Total real estate and real estate joint ventures.  $      503   100.0 %   $    501    100.0 %
                                                    ==========   =====     ========    =====

   The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

   Properties acquired through foreclosure were $5 million and $28 million for the years ended December 31, 2011 and 2010, respectively, and include commercial and agricultural properties. There were no properties acquired through foreclosure for the year ended 2009. After the Company acquires properties through foreclosure, it evaluates whether the properties are appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2011 and 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

   The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $27 million and $22 million at December 31, 2011 and 2010, respectively. Related depreciation expense on traditional wholly-owned real estate was $5 million, $4 million and $3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Impairments recognized on real estate and real estate joint ventures were $1 million, $20 million and $61 million for the years ended December 31, 2011, 2010 and 2009, respectively. There was no real estate held-for-sale at December 31, 2011 and 2010. The carrying value of non-income producing real estate was $4 million and $5 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER LIMITED PARTNERSHIP INTERESTS

   The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.7 billion and $1.5 billion at December 31, 2011 and 2010, respectively. Included within other limited partnership interests were $409 million and $380 million at December 31, 2011 and 2010, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally other limited partnership interests accounted for under the cost method, were $2 million, $11 million and $66 million for the years ended December 31, 2011, 2010 and 2009, respectively.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.0 billion as of December 31, 2011. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.0 billion as of December 31, 2011. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2011, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   As of, and for the year ended December 31, 2011, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $173.1 billion and $134.3 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of these entities totaled $13.7 billion and $12.7 billion as of December 31, 2011 and 2010, respectively. Aggregate net income (loss) of these entities totaled $7.1 billion, $14.0 billion and $13.4 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER INVESTED ASSETS

   The following table presents the carrying value of the Company's other invested assets by type at:

                                                                             DECEMBER 31,
                                                              -----------------------------------------
                                                                      2011                  2010
                                                              -------------------   -------------------
                                                                CARRYING     % OF     CARRYING     % OF
                                                                  VALUE      TOTAL      VALUE      TOTAL
                                                              ------------- -----   ------------- -----
                                                              (IN MILLIONS)         (IN MILLIONS)
Freestanding derivatives with positive estimated fair values.    $    2,766  82.0 %    $    1,520  88.6 %
Loans to affiliates..........................................           430  12.8              --    --
Leveraged leases, net of non-recourse debt...................            64   1.9              56   3.3
Tax credit partnerships......................................            61   1.8              92   5.3
Joint venture investments....................................            52   1.5              46   2.7
Other........................................................            --    --               2   0.1
                                                                 ---------- -----      ---------- -----
 Total.......................................................    $    3,373 100.0 %    $    1,716 100.0 %
                                                                 ========== =====      ========== =====

   See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. See "-- Related Party Investment Transactions" for information regarding loans to affiliates. See "-- Leveraged Leases" for the composition of leveraged leases. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. Joint venture investments are accounted for under the equity method and represent the Company's investment in insurance underwriting joint ventures in China.

  Leveraged Leases

   Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  DECEMBER 31,
                                                  ------------
                                                   2011   2010
                                                  -----  -----
                                                  (IN MILLIONS)
                 Rental receivables, net......... $  92  $  92
                 Estimated residual values.......    14     14
                                                  -----  -----
                  Subtotal.......................   106    106
                 Unearned income.................   (42)   (50)
                                                  -----  -----
                  Investment in leveraged leases. $  64  $  56
                                                  =====  =====

   Rental receivables are generally due in periodic installments. The remaining payment periods were 21 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. As of December 31, 2011 and 2010, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $35 million and $4 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The components of income from investment in leveraged leases, excluding realized gains (losses) were as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                            --------------------------
                                                                             2011      2010    2009
                                                                            ------     -----   -----
                                                                                  (IN MILLIONS)
Net income from investment in leveraged leases............................. $    8     $  --   $  --
Less: Income tax expense on leveraged leases...............................     (3)       --      --
                                                                               ------    -----   -----
Net investment income after income tax from investment in leveraged leases. $    5     $  --   $  --
                                                                               ======    =====   =====

  CASH EQUIVALENTS

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $583 million and $1.8 billion at December 31, 2011 and 2010, respectively.

  PURCHASED CREDIT IMPAIRED INVESTMENTS

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The table below presents the purchased credit impaired fixed maturity securities held at:

                                                          DECEMBER 31,
                                                          ------------
                                                           2011   2010
                                                          ------  -----
                                                          (IN MILLIONS)
          Outstanding principal and interest balance (1). $  560  $  20
          Carrying value (2)............................. $  418  $  19

--------
(1)Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents information about purchased credit impaired fixed maturity securities acquired during the periods, as of their respective acquisition dates:

                                                             DECEMBER 31,
                                                             ------------
                                                              2011   2010
                                                             ------  -----
                                                             (IN MILLIONS)
       Contractually required payments (including interest). $  882  $  24
       Cash flows expected to be collected (1).............. $  761  $  24
       Fair value of investments acquired................... $  449  $  19

--------
(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on purchased credit impaired fixed maturity securities for:

                                                            DECEMBER 31,
                                                            -------------
                                                             2011   2010
                                                            ------  -----
                                                            (IN MILLIONS)
       Accretable yield, January 1,........................ $    5  $  --
       Investments purchased...............................    312      5
       Accretion recognized in earnings....................     (9)    --
       Reclassification (to) from nonaccretable difference.     12     --
                                                            ------  -----
       Accretable yield, December 31,...................... $  320  $   5
                                                            ======  =====

  VARIABLE INTEREST ENTITIES

   The Company holds investments in certain entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2011 and 2010. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31,
                                                                 -----------------
                                                                   2011     2010
                                                                 -------- --------
                                                                   (IN MILLIONS)
CONSOLIDATED SECURITIZATION ENTITIES: (1)
ASSETS:
 Mortgage loans held-for-investment (commercial mortgage loans). $  3,138 $  6,840
 Accrued investment income......................................       14       31
                                                                 -------- --------
   Total assets................................................. $  3,152 $  6,871
                                                                 ======== ========
LIABILITIES:
 Long-term debt................................................. $  3,065 $  6,773
 Other liabilities..............................................       14       31
                                                                 -------- --------
   Total liabilities............................................ $  3,079 $  6,804
                                                                 ======== ========

--------
(1)The Company consolidates former QSPEs that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in the former QSPEs of $59 million and $64 million at estimated fair value at December 31, 2011 and 2010, respectively. The long-term debt presented above bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next six years. Interest expense related to these obligations, included in other expenses, was $322 million and $402 million for the years ended December 31, 2011 and 2010, respectively. The Company sold certain of these CMBS investments in the third quarter of 2011, resulting in the deconsolidation of such entities and their related mortgage loans held-for-investment and long-term debt.

   The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                              DECEMBER 31,
                                               -------------------------------------------
                                                       2011                  2010
                                               --------------------- ---------------------
                                                           MAXIMUM               MAXIMUM
                                               CARRYING   EXPOSURE   CARRYING   EXPOSURE
                                                AMOUNT   TO LOSS (1)  AMOUNT   TO LOSS (1)
                                               --------- ----------- --------- -----------
                                                              (IN MILLIONS)
Fixed maturity securities available-for-sale:
 RMBS(2)...................................... $   6,494   $   6,494 $   6,956   $   6,956
 CMBS(2)......................................     2,227       2,227     2,277       2,277
 ABS(2).......................................     1,878       1,878     1,622       1,622
 U.S. corporate securities....................       424         424       336         336
 Foreign corporate securities.................       234         234       348         348
Other limited partnership interests...........     1,302       1,982     1,192       1,992
Real estate joint ventures....................        22          26        10          35
                                               ---------   --------- ---------   ---------
   Total...................................... $  12,581   $  13,265 $  12,741   $  13,566
                                               =========   ========= =========   =========

--------
(1)The maximum exposure to loss relating to the fixed maturity securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

  RELATED PARTY INVESTMENT TRANSACTIONS

   In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      YEARS ENDED DECEMBER 31,
                                                                     -------------------------
                                                                      2011     2010     2009
                                                                     ------- -------- --------
                                                                           (IN MILLIONS)
Estimated fair value of invested assets transferred to affiliates... $    -- $    582 $    717
Amortized cost of assets transferred to affiliates.................. $    -- $    533 $    769
Net investment gains (losses) recognized on transfers............... $    -- $     49 $    (52)
Estimated fair value of invested assets transferred from affiliates. $    33 $     46 $    143

   During 2011 and 2009, the Company loaned $110 million and $200 million, respectively, to wholly-owned real estate subsidiaries of an affiliate, Metropolitan Life Insurance Company, which are included in mortgage loans. The carrying value of these loans was $307 million and $199 million at December 31, 2011, and 2010, respectively. The 2011 loan of $110 million bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. Of the amount loaned in 2009, $140 million bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. The remaining $60 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $14 million for both years ended December 31, 2011 and 2010, and less than $1 million for the year ended December 31, 2009.

   During 2011, the Company issued loans totaling $430 million to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. These loans were outstanding at December 31, 2011, and are included in other invested assets. The loans of $305 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Both the principal and interest payments have been guaranteed by MetLife. Net investment income from these loans was $8 million for the year ended December 31, 2011.

   The Company receives investment administrative services from an affiliate. These investment administrative service charges were $67 million, $56 million and $47 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also had affiliated net investment income of less than $1 million, ($2) million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3. DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

   See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

   See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                    DECEMBER 31,
                                            -------------------------------------------------------------
                                                         2011                           2010
                                            ------------------------------ ------------------------------
                                                         ESTIMATED FAIR                 ESTIMATED FAIR
                                                           VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                          NOTIONAL  -------------------- NOTIONAL  --------------------
RISK EXPOSURE          INSTRUMENT TYPE       AMOUNT    ASSETS  LIABILITIES  AMOUNT    ASSETS  LIABILITIES
------------------  ----------------------- --------- -------- ----------- --------- -------- -----------
                                                                    (IN MILLIONS)
Interest rate       Interest rate swaps.... $  13,074 $  1,418    $    427 $   9,102 $    658    $    252
                    Interest rate floors...     7,986      330         152     7,986      127          62
                    Interest rate caps.....    10,133       19          --     7,158       29           1
                    Interest rate futures..     3,766       10           1     1,966        5           7
                    Interest rate forwards.       620      128          --       695       --          71
Foreign currency    Foreign currency swaps.     1,792      297          62     2,561      585          68
                    Foreign currency
                      forwards.............       149        9          --       151        4           1
Credit              Credit default swaps...     2,426       18          28     1,324       15          22
Equity market       Equity futures.........     1,007        4          --        93       --          --
                    Equity options.........     2,111      482          --       733       77          --
                    Variance swaps.........     2,430       51           8     1,081       20           8
                    Total rate of return
                      swaps................       129       --           2        --       --          --
                                            --------- --------    -------- --------- --------    --------
                     Total................. $  45,623 $  2,766    $    680 $  32,850 $  1,520    $    492
                                            ========= ========    ======== ========= ========    ========

--------
(1)The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

                                                   REMAINING LIFE
                            ------------------------------------------------------------
                                                        AFTER FIVE
                                        AFTER ONE YEAR     YEARS
                            ONE YEAR OR  THROUGH FIVE   THROUGH TEN  AFTER TEN
                               LESS         YEARS          YEARS       YEARS     TOTAL
                            ----------- -------------- ------------- --------- ---------
                                                       (IN MILLIONS)
Interest rate swaps........ $      901   $     3,589    $    2,976   $  5,608  $  13,074
Interest rate floors.......         --         6,936         1,050         --      7,986
Interest rate caps.........      1,750         7,880           503         --     10,133
Interest rate futures......      3,766            --            --         --      3,766
Interest rate forwards.....        210           410            --         --        620
Foreign currency swaps.....        523           599           281        389      1,792
Foreign currency forwards..        149            --            --         --        149
Credit default swaps.......         12         2,414            --         --      2,426
Equity futures.............      1,007            --            --         --      1,007
Equity options.............         75         1,011         1,025         --      2,111
Variance swaps.............        270         1,086         1,074         --      2,430
Total rate of return swaps.        129            --            --         --        129
                            ----------   -----------    ----------   --------  ---------
 Total..................... $    8,792   $    23,925    $    6,909   $  5,997  $  45,623
                            ==========   ===========    ==========   ========  =========

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

   Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

   Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   The Company writes covered call options on its portfolio of U.S. Treasury securities as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

   Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

   Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

   Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate ("LIBOR"), calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  HEDGING

   The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                     DECEMBER 31,
                                               ---------------------------------------------------------
                                                           2011                         2010
                                               ----------------------------- ---------------------------
                                                              ESTIMATED                   ESTIMATED
                                                              FAIR VALUE                  FAIR VALUE
                                                NOTIONAL  ------------------ NOTIONAL ------------------
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS     AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
---------------------------------------------   --------  ------ ----------- -------- ------ -----------
                                                                     (IN MILLIONS)
        Fair value hedges:
         Foreign currency swaps............... $      598 $  188     $    19 $    787 $  334    $     18
         Interest rate swaps..................        311     35           6      193     11          15
                                               ---------- ------     ------- -------- ------    --------
           Subtotal...........................        909    223          25      980    345          33
                                               ---------- ------     ------- -------- ------    --------
        Cash flow hedges:
         Foreign currency swaps...............        445     31          12      295     15          11
         Interest rate swaps..................        355     96          --      575      1          45
         Interest rate forwards...............        620    128          --      695     --          71
                                               ---------- ------     ------- -------- ------    --------
           Subtotal...........................      1,420    255          12    1,565     16         127
                                               ---------- ------     ------- -------- ------    --------
           Total qualifying hedges............ $    2,329 $  478     $    37 $  2,545 $  361    $    160
                                               ========== ======     ======= ======== ======    ========

   The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                           DECEMBER 31,
                                   -------------------------------------------------------------
                                                2011                           2010
                                   ------------------------------ ------------------------------
                                                  ESTIMATED                      ESTIMATED
                                                  FAIR VALUE                     FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT  NOTIONAL  -------------------- NOTIONAL  --------------------
QUALIFYING AS HEDGING INSTRUMENTS   AMOUNT    ASSETS  LIABILITIES  AMOUNT    ASSETS  LIABILITIES
---------------------------------  --------- -------- ----------- --------- -------- -----------
                                                           (IN MILLIONS)
 Interest rate swaps.............. $  12,408 $  1,287    $    421 $   8,334 $    646    $    192
 Interest rate floors.............     7,986      330         152     7,986      127          62
 Interest rate caps...............    10,133       19          --     7,158       29           1
 Interest rate futures............     3,766       10           1     1,966        5           7
 Foreign currency swaps...........       749       78          31     1,479      236          39
 Foreign currency forwards........       149        9          --       151        4           1
 Credit default swaps.............     2,426       18          28     1,324       15          22
 Equity futures...................     1,007        4          --        93       --          --
 Equity options...................     2,111      482          --       733       77          --
 Variance swaps...................     2,430       51           8     1,081       20           8
 Total rate of return swaps.......       129       --           2        --       --          --
                                   --------- --------    -------- --------- --------    --------
  Total non-designated or
    non-qualifying derivatives.... $  43,294 $  2,288    $    643 $  30,305 $  1,159    $    332
                                   ========= ========    ======== ========= ========    ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET DERIVATIVE GAINS (LOSSES)

   The components of net derivative gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2011    2010      2009
                                                -------- ------  ---------
                                                       (IN MILLIONS)
    Derivatives and hedging gains (losses) (1). $    846 $  (74) $    (717)
    Embedded derivatives.......................      273    132       (314)
                                                -------- ------  ---------
     Total net derivative gains (losses)....... $  1,119 $   58  $  (1,031)
                                                ======== ======  =========

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives for the:

                                                       YEARS ENDED DECEMBER 31,
                                                       ---------------------
                                                        2011      2010   2009
                                                       -------   ------ ------
                                                           (IN MILLIONS)
  Qualifying hedges:
   Net investment income.............................. $     2   $    2 $   (1)
   Interest credited to policyholder account balances.      41       37     40
  Non-qualifying hedges:
   Net derivative gains (losses)......................      83        6     (8)
                                                       -------   ------ ------
     Total............................................ $   126   $   45 $   31
                                                       =======   ====== ======

  FAIR VALUE HEDGES

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
(ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses):

                                                       NET DERIVATIVE   NET DERIVATIVE  INEFFECTIVENESS
                                                       GAINS (LOSSES)   GAINS (LOSSES)   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE  HEDGED ITEMS IN FAIR VALUE    RECOGNIZED     RECOGNIZED FOR  NET DERIVATIVE
HEDGING RELATIONSHIPS        HEDGING RELATIONSHIPS     FOR DERIVATIVES   HEDGED ITEMS   GAINS (LOSSES)
-------------------------  --------------------------  ---------------  --------------  ---------------
                                                                         (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps:       Fixed maturity securities..      $       (7)     $        5       $       (2)
                           PABs (1)...................              36             (38)              (2)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             (52)             30              (22)
                                                            ----------      ----------       ----------
 Total...............................................       $      (23)     $       (3)      $      (26)
                                                            ==========      ==========       ==========

FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps:       Fixed maturity securities..      $       (1)     $        1       $       --
                           PABs (1)...................             (13)              8               (5)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             (38)             14              (24)
                                                            ----------      ----------       ----------
 Total...............................................       $      (52)     $       23       $      (29)
                                                            ==========      ==========       ==========

FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:       Fixed maturity securities..      $        6      $       (6)      $       --
                           PABs (1)...................              (8)              4               (4)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             111            (117)              (6)
                                                            ----------      ----------       ----------
 Total...............................................       $      109      $     (119)      $      (10)
                                                            ==========      ==========       ==========

--------
(1)Fixed rate liabilities.

(2)Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments;
(iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (iv) interest rate swaps to convert floating rate investments to fixed rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2011

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

related to such discontinued cash flow hedges was $1 million. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2010 related to such discontinued cash flow hedges was insignificant. There were no amounts reclassified into net derivative gains (losses) for the year ended December 31, 2009 related to such discontinued cash flow hedges.

   At December 31, 2011 and 2010, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

   The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                                                       YEARS ENDED DECEMBER 31,
                                                                                       ----------------------
                                                                                        2011      2010    2009
                                                                                       ------   -------  -----
                                                                                            (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at January 1,.................. $ (109)  $    (1) $  20
Gains (losses) deferred in other comprehensive income (loss) on the effective portion
  of cash flow hedges.................................................................    357      (107)   (44)
Amounts reclassified to net derivative gains (losses).................................     (9)       (1)    23
                                                                                       ------   -------  -----
Accumulated other comprehensive income (loss), balance at December 31,................ $  239   $  (109) $  (1)
                                                                                       ======   =======  =====

   At December 31, 2011, insignificant amounts of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                             AMOUNT OF GAINS           AMOUNT AND LOCATION
                            (LOSSES) DEFERRED           OF GAINS (LOSSES)              AMOUNT AND LOCATION
                          IN ACCUMULATED OTHER          RECLASSIFIED FROM               OF GAINS (LOSSES)
DERIVATIVES IN CASH FLOW  COMPREHENSIVE INCOME   ACCUMULATED OTHER COMPREHENSIVE   RECOGNIZED IN INCOME (LOSS)
HEDGING RELATIONSHIPS     (LOSS) ON DERIVATIVES  INCOME (LOSS) INTO INCOME (LOSS)        ON DERIVATIVES
------------------------  ---------------------  --------------------------------  ---------------------------
                                                                                    (INEFFECTIVE PORTION AND
                                                                                      AMOUNT EXCLUDED FROM
                           (EFFECTIVE PORTION)         (EFFECTIVE PORTION)           EFFECTIVENESS TESTING)
                          ---------------------  --------------------------------  ---------------------------
                                                          NET DERIVATIVE                 NET DERIVATIVE
                                                          GAINS (LOSSES)                 GAINS (LOSSES)
                                                 --------------------------------  ---------------------------
                                                          (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps......      $            132        $                        1        $                  --
Foreign currency swaps...                    17                                (2)                          --
Interest rate forwards...                   208                                 9                            1
Credit forwards..........                    --                                 1                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $            357        $                        9        $                   1
                               ================        ==========================        =====================

FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps......      $            (44)       $                       --        $                  --
Foreign currency swaps...                    (6)                               (3)                          --
Interest rate forwards...                   (71)                                4                           (1)
Credit forwards..........                    14                                --                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $           (107)       $                        1        $                  (1)
                               ================        ==========================        =====================

FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps......      $             --        $                       --        $                  --
Foreign currency swaps...                   (58)                              (36)                          --
Interest rate forwards...                    17                                13                           --
Credit forwards..........                    (3)                               --                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $            (44)       $                      (23)       $                  --
                               ================        ==========================        =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

   The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures, TRRs and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates;
(vii) basis swaps to better match the cash flows of assets and related liabilities; (viii) inflation swaps to reduce risk generated from inflation-indexed liabilities; (ix) covered call options for income generation; and (x) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                          NET       POLICYHOLDER
                                       NET DERIVATIVE  INVESTMENT     BENEFITS
                                       GAINS (LOSSES)  INCOME (1)  AND CLAIMS (2)
                                       --------------  ----------  --------------
                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
  Interest rate swaps.................   $        511   $      --     $        --
  Interest rate floors................            114          --              --
  Interest rate caps..................            (41)         --              --
  Interest rate futures...............            118          --              --
  Equity futures......................            (70)         --              (4)
  Foreign currency swaps..............             27          --              --
  Foreign currency forwards...........             --          --              --
  Equity options......................             82          (7)             --
  Interest rate options...............             --          --              --
  Interest rate forwards..............             (1)         --              --
  Variance swaps......................             33          --              --
  Credit default swaps................             --          --              --
                                         ------------   ---------     -----------
    Total.............................   $        773   $      (7)    $        (4)
                                         ============   =========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps.................   $         51   $      --     $        --
  Interest rate floors................             20          --              --
  Interest rate caps..................             (9)         --              --
  Interest rate futures...............            (22)         --              --
  Equity futures......................            (12)         --              --
  Foreign currency swaps..............            (31)         --              --
  Foreign currency forwards...........              2          --              --
  Equity options......................            (30)         (7)             --
  Interest rate options...............             (3)         --              --
  Interest rate forwards..............              1          --              --
  Variance swaps......................             (6)         --              --
  Credit default swaps................             --          --              --
                                         ------------   ---------     -----------
    Total.............................   $        (39)  $      (7)    $        --
                                         ============   =========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Interest rate swaps.................   $       (149)  $      --     $        --
  Interest rate floors................           (265)         --              --
  Interest rate caps..................              4          --              --
  Interest rate futures...............            (37)         --              --
  Equity futures......................            (71)         --              --
  Foreign currency swaps..............             (3)         --              --
  Foreign currency forwards...........             (4)         --              --
  Equity options......................           (121)         (1)             --
  Interest rate options...............             --          --              --
  Interest rate forwards..............             --          --              --
  Variance swaps......................            (40)         --              --
  Credit default swaps................            (50)         --              --
                                         ------------   ---------     -----------
    Total.............................   $       (736)  $      (1)    $        --
                                         ============   =========     ===========

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT DERIVATIVES

   In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $912 million at December 31, 2011 and 2010, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid $11 million to terminate all of these contracts, and at December 31, 2010, the Company would have received $13 million to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                                    DECEMBER 31,
                                                   ------------------------------------------------------------------------------
                                                                    2011                                    2010
                                                   --------------------------------------- --------------------------------------
                                                                  MAXIMUM                                MAXIMUM
                                                   ESTIMATED       AMOUNT                  ESTIMATED      AMOUNT
                                                   FAIR VALUE    OF FUTURE      WEIGHTED   FAIR VALUE   OF FUTURE      WEIGHTED
                                                   OF CREDIT   PAYMENTS UNDER   AVERAGE    OF CREDIT  PAYMENTS UNDER   AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED             DEFAULT    CREDIT DEFAULT   YEARS TO    DEFAULT   CREDIT DEFAULT   YEARS TO
CREDIT OBLIGATIONS (1)                               SWAPS       SWAPS (2)    MATURITY (3)   SWAPS      SWAPS (2)    MATURITY (3)
-------------------------------------------------  ----------  -------------- ------------ ---------- -------------- ------------
                                                         (IN MILLIONS)                           (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps (corporate)......   $      2    $        212          4.3    $     1   $         45          3.6
Credit default swaps referencing indices..........         --             661          3.1         11            679          3.7
                                                     --------    ------------                 -------   ------------
Subtotal..........................................          2             873          3.4         12            724          3.7
                                                     --------    ------------                 -------   ------------
Baa
Single name credit default swaps (corporate)......         (6)            434          4.6         --              5          3.0
Credit default swaps referencing indices..........         (7)            793          4.8          1            183          5.0
                                                     --------    ------------                 -------   ------------
Subtotal..........................................        (13)          1,227          4.7          1            188          5.0
                                                     --------    ------------                 -------   ------------
Total.............................................   $    (11)   $      2,100          4.2    $    13   $        912          4.0
                                                     ========    ============                 =======   ============

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT RISK ON FREESTANDING DERIVATIVES

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

   The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

   The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011 and 2010, the Company was obligated to return cash collateral under its control of $1.6 billion and $965 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had received collateral consisting of various securities with a fair market value of $315 million and $3 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2011, none of the collateral had been sold or repledged.

   The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                        ESTIMATED
                                      FAIR VALUE OF
                                        COLLATERAL       FAIR VALUE OF INCREMENTAL
                                      PROVIDED: (2)      COLLATERAL PROVIDED UPON:
                                      -------------- ----------------------------------
                                                                   DOWNGRADE IN THE
                                                     ONE NOTCH COMPANY'S CREDIT RATING
                                                     DOWNGRADE TO A LEVEL THAT TRIGGERS
                       ESTIMATED                      IN THE        FULL OVERNIGHT
                   FAIR VALUE (1) OF                 COMPANY'S   COLLATERALIZATION OR
                   DERIVATIVES IN NET FIXED MATURITY  CREDIT        TERMINATION OF
                   LIABILITY POSITION   SECURITIES    RATING   THE DERIVATIVE POSITION
                   ------------------ -------------- --------- ------------------------
                                              (IN MILLIONS)
DECEMBER 31, 2011.    $            14    $         9 $       1      $                10
DECEMBER 31, 2010.    $            96    $        58 $      11      $                62

--------
(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2011 and 2010, the Company did not provide any cash collateral.

   Without considering the effect of netting agreements, the estimated fair value of the Company's OTC derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2011 was $143 million. At December 31, 2011, the Company provided securities collateral of $9 million in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2011 would be $134 million. This amount does not consider gross derivative assets of $129 million for which the Company has the contractual right of offset.

   The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2011 and 2010, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2011 and 2010, the Company provided cash collateral for exchange-traded futures of $140 million and $25 million, respectively, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; ceded reinsurance written on a funds withheld basis; and options embedded in debt or equity securities.

   The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                DECEMBER 31,
                                                              ----------------
                                                                2011     2010
                                                              --------  ------
                                                                (IN MILLIONS)
 Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits.......................... $  2,815  $  936
  Options embedded in debt or equity securities..............       (2)     (2)
                                                              --------  ------
    Net embedded derivatives within asset host contracts..... $  2,813  $  934
                                                              ========  ======
 Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits......................... $  1,363  $  254
  Assumed guaranteed minimum benefits........................        4      --
  Funds withheld on ceded reinsurance........................      416       5
                                                              --------  ------
    Net embedded derivatives within liability host contracts. $  1,783  $  259
                                                              ========  ======

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 YEARS ENDED DECEMBER 31,
                                                 ---------------------
                                                  2011     2010    2009
                                                 ------   ------ -------
                                                     (IN MILLIONS)
         Net derivative gains (losses) (1), (2). $  273   $  132 $  (314)

--------
(1)The valuation of direct and assumed guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $354 million, ($153) million and ($567) million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($476) million, $210 million and $816 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)See Note 8 for discussion of affiliated net derivative gains (losses) included in the table above.

4. FAIR VALUE

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

   The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                       DECEMBER 31, 2011
                                     ----------------------------------------------------------
                                     FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                     -----------------------------------------------
                                      QUOTED PRICES IN    SIGNIFICANT
                                     ACTIVE MARKETS FOR      OTHER     SIGNIFICANT     TOTAL
                                      IDENTICAL ASSETS    OBSERVABLE   UNOBSERVABLE  ESTIMATED
                                      AND LIABILITIES       INPUTS        INPUTS       FAIR
                                         (LEVEL 1)         (LEVEL 2)    (LEVEL 3)      VALUE
                                     ------------------   -----------  ------------  ----------
                                                         (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.......... $               --    $   15,907  $      1,432  $   17,339
 Foreign corporate securities.......                 --         7,913           580       8,493
 U.S. Treasury and agency
   securities.......................              4,326         3,722            --       8,048
 RMBS...............................                 --         6,255           239       6,494
 CMBS...............................                 --         2,080           147       2,227
 State and political subdivision
   securities.......................                 --         2,032            23       2,055
 ABS................................                 --         1,658           220       1,878
 Foreign government securities......                 --         1,245             2       1,247
                                       ------------------  ----------   ------------ ----------
   Total fixed maturity securities..              4,326        40,812         2,643      47,781
                                       ------------------  ----------   ------------ ----------
Equity securities:
 Common stock.......................                 51            74            21         146
 Non-redeemable preferred stock.....                 --            30            76         106
                                       ------------------  ----------   ------------ ----------
   Total equity securities..........                 51           104            97         252
                                       ------------------  ----------   ------------ ----------
Other securities:
 FVO general account securities.....                 --            49            --          49
 FVO contractholder-directed
   unit-linked investments..........              3,616            --            --       3,616
                                       ------------------  ----------   ------------ ----------
   Total other securities...........              3,616            49            --       3,665
                                       ------------------  ----------   ------------ ----------
Short-term investments (1)..........                865         1,684            10       2,559
Mortgage loans held by CSEs.........                 --         3,138            --       3,138
Derivative assets: (2)
 Interest rate contracts............                 10         1,708           187       1,905
 Foreign currency contracts.........                 --           306            --         306
 Credit contracts...................                 --            12             6          18
 Equity market contracts............                  4           482            51         537
                                       ------------------  ----------   ------------ ----------
   Total derivative assets..........                 14         2,508           244       2,766
                                       ------------------  ----------   ------------ ----------
Net embedded derivatives within
 asset host contracts (3)...........                 --            --         2,815       2,815
Separate account assets (4).........                185        72,244           130      72,559
                                       ------------------  ----------   ------------ ----------
   Total assets..................... $            9,057    $  120,539  $      5,939  $  135,535
                                       ==================  ==========   ============ ==========
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts............ $                1    $      566  $         13  $      580
 Foreign currency contracts.........                 --            62            --          62
 Credit contracts...................                 --            21             7          28
 Equity market contracts............                 --             2             8          10
                                       ------------------  ----------   ------------ ----------
   Total derivative liabilities.....                  1           651            28         680
                                       ------------------  ----------   ------------ ----------
Net embedded derivatives within
 liability host contracts (3).......                 --            --         1,783       1,783
Long-term debt of CSEs..............                 --         3,065            --       3,065
                                       ------------------  ----------   ------------ ----------
 Total liabilities.................. $                1    $    3,716  $      1,811  $    5,528
                                       ==================  ==========   ============ ==========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                     DECEMBER 31, 2010
                                                   ----------------------------------------------------------
                                                   FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                   -----------------------------------------------
                                                    QUOTED PRICES IN    SIGNIFICANT
                                                   ACTIVE MARKETS FOR      OTHER     SIGNIFICANT     TOTAL
                                                    IDENTICAL ASSETS    OBSERVABLE   UNOBSERVABLE  ESTIMATED
                                                    AND LIABILITIES       INPUTS        INPUTS       FAIR
                                                       (LEVEL 1)         (LEVEL 2)    (LEVEL 3)      VALUE
                                                   ------------------   -----------  ------------  ----------
                                                                       (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities........................ $               --    $   13,864  $      1,510  $   15,374
 Foreign corporate securities.....................                 --         7,590           880       8,470
 U.S. Treasury and agency securities..............              4,616         3,026            34       7,676
 RMBS.............................................                 --         6,674           282       6,956
 CMBS.............................................                 --         2,147           130       2,277
 State and political subdivision securities.......                 --         1,614            32       1,646
 ABS..............................................                 --         1,301           321       1,622
 Foreign government securities....................                 --           889            14         903
                                                     ------------------  ----------   ------------ ----------
   Total fixed maturity securities................              4,616        37,105         3,203      44,924
                                                     ------------------  ----------   ------------ ----------
Equity securities:
 Common stock.....................................                 43            72            22         137
 Non-redeemable preferred stock...................                 --            54           214         268
                                                     ------------------  ----------   ------------ ----------
   Total equity securities........................                 43           126           236         405
                                                     ------------------  ----------   ------------ ----------
Other securities:
 FVO general account securities...................                 --             7            --           7
 FVO contractholder-directed unit-linked
   investments....................................              2,240            --            --       2,240
                                                     ------------------  ----------   ------------ ----------
   Total other securities.........................              2,240             7            --       2,247
                                                     ------------------  ----------   ------------ ----------
Short-term investments (1)........................                390           584           173       1,147
Mortgage loans held by CSEs.......................                 --         6,840            --       6,840
Derivative assets: (2)
 Interest rate contracts..........................                  5           804            10         819
 Foreign currency contracts.......................                 --           589            --         589
 Credit contracts.................................                 --             3            12          15
 Equity market contracts..........................                 --            77            20          97
                                                     ------------------  ----------   ------------ ----------
   Total derivative assets........................                  5         1,473            42       1,520
                                                     ------------------  ----------   ------------ ----------
Net embedded derivatives within asset
 host contracts (3)...............................                 --            --           936         936
Separate account assets (4).......................                 76        61,410           133      61,619
                                                     ------------------  ----------   ------------ ----------
   Total assets................................... $            7,370    $  107,545  $      4,723  $  119,638
                                                     ==================  ==========   ============ ==========
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts.......................... $                7    $      315  $         71  $      393
 Foreign currency contracts.......................                 --            69            --          69
 Credit contracts.................................                 --            21             1          22
 Equity market contracts..........................                 --            --             8           8
                                                     ------------------  ----------   ------------ ----------
Total derivative liabilities......................                  7           405            80         492
                                                     ------------------  ----------   ------------ ----------
Net embedded derivatives within liability host
 contracts (3)....................................                 --            --           259         259
Long-term debt of CSEs............................                 --         6,773            --       6,773
                                                     ------------------  ----------   ------------ ----------
 Total liabilities................................ $                7    $    7,178  $        339  $    7,524
                                                     ==================  ==========   ============ ==========

--------
(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2011, fixed maturity securities and equity securities also included embedded derivatives of $1 million and ($3) million, respectively. At December 31, 2010, fixed maturity securities and equity securities included embedded derivatives of $3 million and ($5) million, respectively.

(4)Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   See Note 2 for discussion of CSEs included in the tables above and for certain prior year amounts which have been reclassified to conform with the 2011 presentation.

   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   When available, the estimated fair value of the Company's fixed maturity securities, equity securities, other securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

   The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

   The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Mortgage Loans Held by CSEs

   The Company consolidates certain securitization entities that hold commercial mortgage loans. These commercial mortgage loans held by CSEs, for which the Company has elected the FVO, are presented within mortgage loans in the consolidated balance sheets. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these guarantees is estimated using the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs.

   The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs and GMWBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

   Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. See "--Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Long-term Debt of CSEs

   The Company has elected the FVO for the long-term debt of CSEs. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

   A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

   The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

   While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   These securities are comprised of U.S. Treasury securities, exchange traded common stock, exchange traded registered mutual fund interests included in other securities and short-term money market securities, including
U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. Contractholder- directed unit- linked investments reported within other securities include certain registered mutual fund interests priced using daily NAV provided by the fund managers.

  Derivative Assets and Derivative Liabilities

   These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

   These assets are comprised of (i) securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and (ii) certain exchange-traded derivatives, including financial futures. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark
   U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Mortgage Loans Held by CSEs

   These commercial mortgage loans are principally valued using the market approach. The principal market for these commercial loan portfolios is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Derivative Assets and Derivative Liabilities

   This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest rate contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and repurchase rates.

      Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

      Foreign currency contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

     Credit contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

     Equity market contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

      Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Long-term Debt of CSEs

   The estimated fair value of the long-term debt of the Company's CSEs is based on quoted prices when traded as assets in active markets or, if not available, based on market standard valuation methodologies, consistent with the Company's methods and assumptions used to estimate the fair value of comparable fixed maturity securities.

LEVEL 3 MEASUREMENTS:

   In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Fixed Maturity Securities, Equity Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and RMBS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

   Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

   These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest rate contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

      Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and interest rate volatility.

     Foreign currency contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

     Credit contracts.

      Non-option-based -- Significant unobservable inputs may include credit spreads, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

     Equity market contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

      Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

  Direct and Assumed Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those previously described under "Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

   These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities and equity securities referred to above. Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

TRANSFERS BETWEEN LEVELS 1 AND 2:

   During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

   Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

   Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

   During the year ended December 31, 2011, transfers into Level 3 for fixed maturity securities of $44 million were principally comprised of certain U.S. corporate securities. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $370 million were principally comprised of U.S. and foreign corporate securities and certain CMBS.

   Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

   During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $480 million were principally comprised of certain ABS, U.S. and foreign corporate securities and U.S. treasury and agency securities. During the year ended December 31, 2010, transfers out of Level 3 for fixed maturity securities of $358 million and for separate account assets of $3 million were principally comprised of certain U.S. and foreign corporate securities, ABS and CMBS.

   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                     FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               -----------------------------------------------------------------------------------
                                                            FIXED MATURITY SECURITIES:
                               -----------------------------------------------------------------------------------
                                                          U.S.                      STATE AND
                                  U.S.      FOREIGN     TREASURY                    POLITICAL            FOREIGN
                               CORPORATE   CORPORATE   AND AGENCY                  SUBDIVISION          GOVERNMENT
                               SECURITIES  SECURITIES  SECURITIES   RMBS    CMBS   SECURITIES     ABS   SECURITIES
                               ----------  ----------  ----------  ------  ------  -----------  ------  ----------
                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,...........   $  1,510      $  880       $  34  $  282  $  130        $  32  $  321       $  14
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......          6           1          --       1      --           --      --          --
  Net investment gains
    (losses)..................         32         (20)         --      (5)     --           --      (6)         --
  Net derivative gains
    (losses)..................         --          --          --      --      --           --      --          --
 Other comprehensive income
  (loss)......................         80          22          --      (9)     19           (8)      8          --
Purchases (3).................         76         282          --      16      17           --     166          --
Sales (3).....................       (175)       (515)         --     (34)    (19)          (1)    (46)        (12)
Issuances (3).................         --          --          --      --      --           --      --          --
Settlements (3)...............         --          --          --      --      --           --      --          --
Transfers into Level 3 (4)....         40           3          --       1      --           --      --          --
Transfers out of Level 3 (4)..       (137)        (73)        (34)    (13)     --           --    (223)         --
                                 --------      ------       -----  ------  ------        -----  ------       -----
Balance, December 31,.........   $  1,432      $  580       $  --  $  239  $  147        $  23  $  220       $   2
                                 ========      ======       =====  ======  ======        =====  ======       =====
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2011
 included in earnings:
  Net investment income.......   $      6      $    1       $  --  $    1  $   --        $  --  $   --       $  --
  Net investment gains
    (losses)..................   $     --      $   (9)      $  --  $   (5) $   --        $  --  $   (2)      $  --
  Net derivative gains
    (losses)..................   $     --      $   --       $  --  $   --  $   --        $  --  $   --       $  --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                     ----------------------------------------------------------------------------------------------------------
                     EQUITY SECURITIES:                            NET DERIVATIVES: (5)
                     ------------------               ---------------------------------------------
                                NON-
                             REDEEMABLE               INTEREST      FOREIGN                EQUITY          NET        SEPARATE
                     COMMON  PREFERRED   SHORT-TERM     RATE       CURRENCY     CREDIT     MARKET       EMBEDDED      ACCOUNT
                     STOCK     STOCK     INVESTMENTS  CONTRACTS    CONTRACTS   CONTRACTS  CONTRACTS  DERIVATIVES (6) ASSETS (7)
                     ------  ----------  -----------  ---------  ------------- ---------  ---------  --------------- ----------
                                                                 (IN MILLIONS)
YEAR ENDED
 DECEMBER 31, 2011:
Balance, January 1,.  $  22      $  214       $  173     $  (61)         $  --    $   11      $  12         $    677     $  133
Total
 realized/unrealized
 gains (losses)
 included in:
 Earnings: (1), (2)
  Net investment
    income..........     --          --           --         --             --        --         --               --         --
  Net investment
    gains (losses)..      2         (24)          (1)        --             --        --         --               --         (7)
  Net derivative
    gains (losses)..     --          --           --         50             --       (10)        32              277         --
 Other
  comprehensive
  income (loss).....     (6)          1           --        199             --        --         --               --         --
Purchases (3).......      9          --           10         --             --        --          3               --          5
Sales (3)...........     (6)       (115)        (172)        --             --        --         --               --         (1)
Issuances (3).......     --          --           --         --             --        (1)        (4)              --         --
Settlements (3).....     --          --           --        (13)            --        (1)        --               78         --
Transfers into
 Level 3 (4)........     --          --           --         (1)            --        --         --               --         --
Transfers out of
 Level 3 (4)........     --          --           --         --             --        --         --               --         --
                      -----      ------       ------     ------          -----    ------      -----         --------     ------
Balance,
 December 31,.......  $  21      $   76       $   10     $  174          $  --    $   (1)     $  43         $  1,032     $  130
                      =====      ======       ======     ======          =====    ======      =====         ========     ======
Changes in
 unrealized gains
 (losses) relating
 to assets and
 liabilities still
 held at
 December 31, 2011
 included in
 earnings:
  Net investment
    income..........  $  --      $   --       $   --     $   --          $  --    $   --      $  --         $     --     $   --
  Net investment
    gains (losses)..  $  --      $   (3)      $   --     $   --          $  --    $   --      $  --         $     --     $   --
  Net derivative
    gains (losses)..  $  --      $   --       $   --     $   39          $  --    $  (10)     $  33         $    279     $   --

                                          FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                    ----------------------------------------------------------------------------------
                                                                FIXED MATURITY SECURITIES:
                                    ----------------------------------------------------------------------------------
                                                               U.S.                     STATE AND
                                       U.S.      FOREIGN     TREASURY                   POLITICAL            FOREIGN
                                    CORPORATE   CORPORATE   AND AGENCY                 SUBDIVISION          GOVERNMENT
                                    SECURITIES  SECURITIES  SECURITIES   RMBS    CMBS  SECURITIES     ABS   SECURITIES
                                    ----------  ----------  ----------  ------  -----  -----------  ------  ----------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,................   $  1,605      $  994       $  33  $  272  $  45        $  32  $  290       $  16
Total realized/unrealized gains
 (losses) included in: Earnings:
 (1), (2)
  Net investment income............          7          (1)         --       1     --           --       1          --
  Net investment gains (losses)....         (5)         (3)         --      (4)    --           --      (5)         --
  Net derivative gains (losses)....         --          --          --      --     --           --      --          --
 Other comprehensive income (loss).         79          90           2      47     21            4      34          --
Purchases, sales, issuances and
 settlements (3)...................       (173)       (199)         (1)    (48)     1           (1)     53           4
Transfers into Level 3 (4).........        147         114          --      21     85           --      --           3
Transfers out of Level 3 (4).......       (150)       (115)         --      (7)   (22)          (3)    (52)         (9)
                                      --------      ------       -----  ------  -----        -----  ------       -----
Balance, December 31,..............   $  1,510      $  880       $  34  $  282  $ 130        $  32  $  321       $  14
                                      ========      ======       =====  ======  =====        =====  ======       =====
Changes in unrealized gains
 (losses) relating to assets and
 liabilities still held at
 December 31, 2010 included in
 earnings:
  Net investment income............   $      6      $   --       $  --  $   --  $  --        $  --  $    1       $  --
  Net investment gains (losses)....   $    (10)     $   --       $  --  $   (2) $  --        $  --  $   --       $  --
  Net derivative gains (losses)....   $     --      $   --       $  --  $   --  $  --        $  --  $   --       $  --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               --------------------------------------------------------------------------------------------------
                                EQUITY SECURITIES:                             NET DERIVATIVES: (5)
                               --------------------              -----------------------------------------------
                                            NON-
                                         REDEEMABLE               INTEREST      FOREIGN                 EQUITY          NET
                                COMMON   PREFERRED   SHORT-TERM     RATE       CURRENCY      CREDIT     MARKET       EMBEDDED
                                STOCK      STOCK     INVESTMENTS  CONTRACTS    CONTRACTS    CONTRACTS  CONTRACTS  DERIVATIVES (6)
                               --------- ----------  ----------- ----------  -------------  ---------  ---------  ---------------
                                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,........... $      11 $      258   $        8 $        2    $        23  $       4  $      18   $          445
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......        --         --            1         --             --         --         --               --
  Net investment gains
    (losses)..................         5         15           --         --             --         --         --               --
  Net derivative gains
    (losses)..................        --         --           --         10             --          3         (6)             135
 Other comprehensive income
  (loss)......................         3          6           --        (71)            --         13         --               --
Purchases, sales, issuances,
 and settlements (3)..........         3        (65)         164         (2)            --         (9)        --               97
Transfers into Level 3 (4)....        --         --           --         --             --         --         --               --
Transfers out of Level 3 (4)..        --         --           --         --            (23)        --         --               --
                               --------- ----------   ---------- ----------    -----------  ---------  ---------   --------------
Balance, December 31,......... $      22 $      214   $      173 $      (61)   $        --  $      11  $      12   $          677
                               ========= ==========   ========== ==========    ===========  =========  =========   ==============
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2010
 included in earnings:
  Net investment income....... $      -- $       --   $        1 $       --    $        --  $      --  $      --   $           --
  Net investment gains
    (losses).................. $      -- $       --   $       -- $       --    $        --  $      --  $      --   $           --
  Net derivative gains
    (losses).................. $      -- $       --   $       -- $       10    $        --  $       3  $      (6)  $          137

                               -----------



                                SEPARATE
                                ACCOUNT
                               ASSETS (7)
                               ----------

YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,...........   $    153
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......         --
  Net investment gains
    (losses)..................         (5)
  Net derivative gains
    (losses)..................         --
 Other comprehensive income
  (loss)......................         --
Purchases, sales, issuances,
 and settlements (3)..........        (12)
Transfers into Level 3 (4)....         --
Transfers out of Level 3 (4)..         (3)
                                 --------
Balance, December 31,.........   $    133
                                 ========
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2010
 included in earnings:
  Net investment income.......   $     --
  Net investment gains
    (losses)..................   $     --
  Net derivative gains
    (losses)..................   $     --

                                              FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                    ------------------------------------------------------------------------------------------
                                                                    FIXED MATURITY SECURITIES:
                                    ------------------------------------------------------------------------------------------
                                                                  U.S.                          STATE AND
                                        U.S.       FOREIGN      TREASURY                        POLITICAL            FOREIGN
                                     CORPORATE    CORPORATE    AND AGENCY                      SUBDIVISION          GOVERNMENT
                                     SECURITIES   SECURITIES   SECURITIES    RMBS      CMBS    SECURITIES    ABS    SECURITIES
                                    ------------  ----------  -----------  --------  --------  ----------- ------  -----------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,................ $      1,401  $      926  $        36  $    323  $    116  $        24 $  297  $        10
Total realized/unrealized gains
 (losses) included in: Earnings:
 (1), (2)
  Net investment income............            3          (1)          --        --         1           --     --           --
  Net investment gains (losses)....         (117)        (94)          --        --       (43)          --    (55)          --
  Net derivative gains (losses)....           --          --           --        --        --           --     --           --
 Other comprehensive income (loss).          192         334           (1)       39        50            6    137            1
Purchases, sales, issuances and
 settlements (3)...................         (172)        (47)          (2)      (45)       (7)           2   (102)          (1)
Transfers into and/or out of Level
 3 (4).............................          298        (124)          --       (45)      (72)          --     13            6
                                    ------------  ----------  -----------  --------  --------  ----------- ------  -----------
Balance, December 31,.............. $      1,605  $      994  $        33  $    272  $     45  $        32 $  290  $        16
                                    ============  ==========  ===========  ========  ========  =========== ======  ===========
Changes in unrealized gains
 (losses) relating to assets and
 liabilities still held at
 December 31, 2009 included in
 earnings:
  Net investment income............ $          6  $       (1) $        --  $     --  $      1  $        -- $   --  $        --
  Net investment gains (losses).... $       (105) $      (43) $        --  $    (25) $    (56) $        -- $    4  $        --
  Net derivative gains (losses).... $         --  $       --  $        --  $     --  $     --  $        -- $   --  $        --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                          FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               ---------------------------------------------------------------------------------------------
                                  EQUITY SECURITIES:
                               -----------------------
                                               NON-
                                            REDEEMABLE                                                 NET         SEPARATE
                                  COMMON    PREFERRED   SHORT-TERM    OTHER           NET           EMBEDDED       ACCOUNT
                                  STOCK       STOCK     INVESTMENTS SECURITIES  DERIVATIVES (5)  DERIVATIVES (6)  ASSETS (7)
                               -----------  ----------  ----------- ----------  ---------------  ---------------  ----------
                                                                           (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,........... $         8  $      318  $        --  $      50    $         309   $          657    $    159
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......          --          --           --         --               --               --          --
  Net investment gains
    (losses)..................          --        (101)          --         --               --               --          --
  Net derivative gains
    (losses)..................          --          --           --         --              (40)            (328)         (7)
 Other comprehensive income
  (loss)......................          (1)        113           --         --               (3)              --          --
Purchases, sales, issuances,
 and settlements (3) .........           4         (66)           8        (50)             (15)             116           1
Transfers into and/or out of
 Level 3 (4)..................          --          (6)          --         --             (204)              --          --
                               -----------  ----------  -----------  ---------    -------------   --------------    --------
Balance, December 31,......... $        11  $      258  $         8  $      --    $          47   $          445    $    153
                               ===========  ==========  ===========  =========    =============   ==============    ========
Changes in unrealized gains
 (losses)relating to assets
 and liabilities still held
 at December 31, 2009
 included in earnings:
  Net investment income....... $        --  $       --  $        --  $      --    $          --   $           --    $     --
  Net investment gains
    (losses).................. $        --  $      (38) $        --  $      --    $          --   $           --    $     --
  Net derivative gains
    (losses).................. $        --  $       --  $        --  $      --    $         (33)  $         (332)   $     --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FAIR VALUE OPTION

Assets and Liabilities Held by CSEs

   The Company has elected the FVO for the following assets and liabilities held by CSEs: commercial mortgage loans and long-term debt. The following table presents these commercial mortgage loans carried under the FVO at:

                                                                DECEMBER 31,
                                                              -----------------
                                                                2011     2010
                                                              -------- --------
                                                                (IN MILLIONS)
Unpaid principal balance..................................... $  3,019 $  6,636
Excess of estimated fair value over unpaid principal balance.      119      204
                                                              -------- --------
 Carrying value at estimated fair value...................... $  3,138 $  6,840
                                                              ======== ========

   The following table presents the long-term debt carried under the FVO related to the commercial mortgage loans at:

                                                                     DECEMBER 31,
                                                                   -----------------
                                                                     2011     2010
                                                                   -------- --------
                                                                     (IN MILLIONS)
Contractual principal balance..................................... $  2,925 $  6,541
Excess of estimated fair value over contractual principal balance.      140      232
                                                                   -------- --------
 Carrying value at estimated fair value........................... $  3,065 $  6,773
                                                                   ======== ========

   Interest income on commercial mortgage loans held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of both the commercial mortgage loans and long-term debt are recognized in net investment gains (losses). See Note 2.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NON-RECURRING FAIR VALUE MEASUREMENTS

   Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                                                        YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------------
                                                             2011                                 2010
                                              ----------------------------------  ------------------------------------
                                                           ESTIMATED                            ESTIMATED
                                               CARRYING      FAIR        NET       CARRYING       FAIR         NET
                                                 VALUE       VALUE    INVESTMENT     VALUE        VALUE     INVESTMENT
                                               PRIOR TO      AFTER      GAINS      PRIOR TO       AFTER       GAINS
                                              MEASUREMENT MEASUREMENT  (LOSSES)   MEASUREMENT  MEASUREMENT   (LOSSES)
                                              ----------- ----------- ----------  ----------- ------------- ----------
                                                                                              (IN MILLIONS)
Mortgage loans, net (1)...................... $        -- $         8  $       8  $        --   $        -- $       --
Other limited partnership interests (2)...... $         7 $         5  $      (2) $        33   $        22 $      (11)
Real estate joint ventures (3)............... $        -- $        --  $      --  $        25   $         5 $      (20)

                                              -----------------------------------
                                                             2009
                                              ----------------------------------
                                                           ESTIMATED
                                               CARRYING      FAIR        NET
                                                 VALUE       VALUE    INVESTMENT
                                               PRIOR TO      AFTER      GAINS
                                              MEASUREMENT MEASUREMENT  (LOSSES)
                                              ----------- ----------- ----------

Mortgage loans, net (1)......................  $       -- $        -- $       --
Other limited partnership interests (2)......  $      110 $        44 $      (66)
Real estate joint ventures (3)...............  $       90 $        48 $      (42)

--------
(1)Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized and are reported as losses above. Subsequent improvements in estimated fair value on previously impaired loans recorded through a reduction in the previously established valuation allowance are reported as gains above. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value and decreases in previous impairments from subsequent improvements in estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

(2)Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments using certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments were $3 million and $23 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(3)Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011. Unfunded commitments for these investments were $3 million at December 31, 2010.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FAIR VALUE OF FINANCIAL INSTRUMENTS

   Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                        DECEMBER 31,
                                                 ---------------------------------------------------------
                                                             2011                         2010
                                                 ---------------------------- ----------------------------
                                                                    ESTIMATED                    ESTIMATED
                                                 NOTIONAL CARRYING    FAIR    NOTIONAL CARRYING    FAIR
                                                  AMOUNT   VALUE      VALUE    AMOUNT   VALUE      VALUE
                                                 -------- --------- --------- -------- --------- ---------
                                                                      (IN MILLIONS)
ASSETS:
Mortgage loans, net (1).........................          $   6,662 $   6,946          $   5,890 $   6,022
Policy loans....................................          $   1,203 $   1,307          $   1,190 $   1,260
Real estate joint ventures (2)..................          $      69 $     107          $      79 $     102
Other limited partnership interests (2).........          $      98 $     126          $     104 $     116
Short-term investments (3)......................          $      19 $      19          $      88 $      88
Other invested assets (2).......................          $     430 $     477                 --        --
Cash and cash equivalents.......................          $     745 $     745          $   1,928 $   1,928
Accrued investment income.......................          $     568 $     568          $     559 $     559
Premiums, reinsurance and other receivables
  (2)...........................................          $   5,973 $   6,880          $   5,959 $   6,164
LIABILITIES:
PABs (2)........................................          $  23,144 $  24,732          $  24,622 $  26,061
Payables for collateral under securities loaned
  and other transactions........................          $   8,079 $   8,079          $   8,103 $   8,103
Long-term debt (4)..............................          $     792 $     970          $     795 $     930
Other liabilities (2)...........................          $     224 $     224          $     294 $     294
Separate account liabilities (2)................          $   1,240 $   1,240          $   1,407 $   1,407
COMMITMENTS: (5)
Mortgage loan commitments.......................   $  167 $      -- $      --   $  270 $      -- $      (2)
Commitments to fund bank credit facilities and
  private corporate bond investments............   $  248 $      -- $       7   $  315 $      -- $     (12)

--------
(1)Mortgage loans as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs, which are accounted for under the FVO.

(2)Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(3)Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

(4)Long-term debt as presented in the table above does not include long-term debt of CSEs, which is accounted for under the FVO.

(5)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

   The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, other securities, certain short-term investments, mortgage loans held by CSEs, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets and long-term debt of CSEs. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

  Mortgage Loans

   The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

   For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

   Real estate joint ventures and other limited partnership interests included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

   The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Short-term Investments

   Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

  Other Invested Assets

   Other invested assets within the preceding table are comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Cash and Cash Equivalents

   Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

  Accrued Investment Income

   Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

  Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables in the preceding table are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  PABs

   PABs in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as PABs in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

  Payables for Collateral Under Securities Loaned and Other Transactions

   The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

  Long-term Debt

   The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates, the structuring of the arrangement, and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

  Other Liabilities

   Other liabilities included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable, amounts due for securities purchased but not yet settled, and funds withheld amounts payable which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

   Separate account liabilities included in the preceding table represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

   The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5. DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

   Information regarding DAC and VOBA was as follows:

                                              DAC        VOBA         TOTAL
                                           --------  -------------  --------
                                                     (IN MILLIONS)
   Balance at January 1, 2009............. $  2,779       $  2,661  $  5,440
   Capitalizations........................      851             --       851
                                           --------       --------  --------
      Subtotal............................    3,630          2,661     6,291
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......      225             86       311
      Other expenses......................     (408)          (197)     (605)
                                           --------       --------  --------
        Total amortization................     (183)          (111)     (294)
                                           --------       --------  --------
   Unrealized investment gains (losses)...     (322)          (433)     (755)
   Effect of foreign currency translation.        2             --         2
                                           --------       --------  --------
   Balance at December 31, 2009...........    3,127          2,117     5,244
   Capitalizations........................      978             --       978
                                           --------       --------  --------
      Subtotal............................    4,105          2,117     6,222
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......      (67)           (17)      (84)
      Other expenses......................     (458)          (297)     (755)
                                           --------       --------  --------
        Total amortization................     (525)          (314)     (839)
   Unrealized investment gains (losses)...     (167)          (117)     (284)
                                           --------       --------  --------
   Balance at December 31, 2010...........    3,413          1,686     5,099
   Capitalizations........................    1,478             --     1,478
                                           --------       --------  --------
      Subtotal............................    4,891          1,686     6,577
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......     (390)           (29)     (419)
      Other expenses......................     (563)          (314)     (877)
                                           --------       --------  --------
        Total amortization................     (953)          (343)   (1,296)
                                           --------       --------  --------
   Unrealized investment gains (losses)...      (65)          (337)     (402)
   Effect of foreign currency translation.       (3)            --        (3)
                                           --------       --------  --------
   Balance at December 31, 2011........... $  3,870       $  1,006  $  4,876
                                           ========       ========  ========

   The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $245 million in 2012, $192 million in 2013, $155 million in 2014, $124 million in 2015 and $101 million in 2016.

   Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding DAC and VOBA by segment was as follows:

                                  DAC              VOBA              TOTAL
                           ----------------- ----------------- -----------------
                                               DECEMBER 31,
                           -----------------------------------------------------
                             2011     2010     2011     2010     2011     2010
                           -------- -------- -------- -------- -------- --------
                                               (IN MILLIONS)
Retirement Products....... $  2,213 $  1,985 $    748 $    996 $  2,961 $  2,981
Corporate Benefit Funding.       12        8        1        1       13        9
Insurance Products........    1,501    1,329      257      689    1,758    2,018
Corporate & Other.........      144       91       --       --      144       91
                           -------- -------- -------- -------- -------- --------
   Total.................. $  3,870 $  3,413 $  1,006 $  1,686 $  4,876 $  5,099
                           ======== ======== ======== ======== ======== ========

6. GOODWILL

   Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit was as follows:

                                                DECEMBER 31,
                                            ---------------------
                                              2011         2010
                                            -------- ------------
                                                (IN MILLIONS)
               Retirement Products......... $    219 $        219
               Corporate Benefit Funding...      307          307
               Insurance Products:
                Non-medical health.........        5            5
                Individual life............       17           17
                                            -------- ------------
                  Total Insurance Products.       22           22
               Corporate & Other...........      405          405
                                            -------- ------------
                    Total.................. $    953 $        953
                                            ======== ============

   The Company performed its annual goodwill impairment tests during the third quarter of 2011 based upon data at June 30, 2011 and concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. Such tests are described in more detail in Note 1.

   Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


7. INSURANCE

INSURANCE LIABILITIES

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

                              FUTURE POLICY    POLICYHOLDER ACCOUNT OTHER POLICY-RELATED
                                BENEFITS            BALANCES            BALANCES
                           ------------------- -------------------  --------------------
                                                 DECEMBER 31,
                           ------------------------------------------------------------
                             2011      2010      2011       2010      2011       2010
                           --------- --------- ---------  --------- --------   --------
                                                 (IN MILLIONS)
Retirement Products....... $   2,342 $   1,718 $  22,699  $  20,990 $     17   $     18
Corporate Benefit Funding.    14,028    12,991     8,375      9,452       14          5
Insurance Products........     3,280     3,060     7,303      6,592    2,569      2,268
Corporate & Other.........     5,833     5,429     3,698      2,257      389        361
                           --------- --------- ---------  ---------   --------  --------
 Total.................... $  25,483 $  23,198 $  42,075  $  39,291 $  2,989   $  2,652
                           ========= ========= =========  =========   ========  ========

   See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

   Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...     $     224
                  Amortization.................            (9)
                                                    ---------
                  Balance at December 31, 2009.           215
                  Amortization.................           (12)
                                                    ---------
                  Balance at December 31, 2010.           203
                  Amortization.................           (13)
                                                    ---------
                  Balance at December 31, 2011.     $     190
                                                    =========

   The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $15 million in 2012, $16 million in 2013, $17 million in 2014, $17 million in 2015 and $15 million in 2016.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


SALES INDUCEMENTS

   Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...      $    422
                  Capitalization...............           124
                  Amortization.................           (53)
                                                     --------
                  Balance at December 31, 2009.           493
                  Capitalization...............           100
                  Amortization.................           (56)
                                                     --------
                  Balance at December 31, 2010.           537
                  Capitalization...............            79
                  Amortization.................           (81)
                                                     --------
                  Balance at December 31, 2011.      $    535
                                                     ========

SEPARATE ACCOUNTS

   Separate account assets and liabilities primarily include pass-through separate accounts totaling $72.4 billion and $61.6 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk.

   For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

OBLIGATIONS UNDER FUNDING AGREEMENTS

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2011, 2010 and 2009, the Company issued $12.5 billion, $19.1 billion and $14.5 billion, respectively, and repaid $13.4 billion, $18.6 billion and $15.3 billion, respectively, of such funding agreements. At December 31, 2011 and 2010, funding agreements outstanding, which are included in PABs, were $5.4 billion and $6.6 billion, respectively.

   MetLife Insurance Company of Connecticut is a member of the Federal Home Loan Bank ("FHLB") of Boston and held $70 million of common stock of the FHLB of Boston at both December 31, 2011 and 2010, which is included in equity securities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows:

                                 LIABILITY          COLLATERAL
                              --------------- -----------------------
                                           DECEMBER 31,
                              ---------------------------------------
                               2011    2010      2011        2010
                              ------- ------- ----------- -----------
                                           (IN MILLIONS)
          FHLB of Boston (1). $   450 $   100 $   518 (2) $   211 (2)
          Farmer Mac (3)..... $   200 $   200 $   230 (4) $   231 (4)

--------
(1)Represents funding agreements issued to the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain assets, including RMBS, to collateralize obligations under the funding agreements. The Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Boston's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Boston.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States ("Farmer Mac").

(4)Secured by a pledge of certain eligible agricultural real estate mortgage loans. The amount of collateral presented is at carrying value.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

   Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            YEARS ENDED DECEMBER 31,
                                            ------------------------
                                              2011     2010    2009
                                            --------  ------  ------
                                                  (IN MILLIONS)
           Balance at January 1,........... $    978  $  805  $  691
            Less: Reinsurance recoverables.      878     706     589
                                            --------  ------  ------
           Net balance at January 1,.......      100      99     102
                                            --------  ------  ------
           Incurred related to:
            Current year...................        5      24      26
            Prior years....................        4     (12)    (17)
                                            --------  ------  ------
              Total incurred...............        9      12       9
                                            --------  ------  ------
           Paid related to:
            Current year...................       --      (1)     (1)
            Prior years....................      (10)    (10)    (11)
                                            --------  ------  ------
              Total paid...................      (10)    (11)    (12)
                                            --------  ------  ------
           Net balance at December 31,.....       99     100      99
            Add: Reinsurance recoverables..      980     878     706
                                            --------  ------  ------
           Balance at December 31,......... $  1,079  $  978  $  805
                                            ========  ======  ======

   During 2011, 2010 and 2009, claim and claim adjustment expenses associated with prior years increased by $4 million and decreased by $12 million and $17 million, respectively, due to differences between the actual benefits paid and expected benefits owed during those periods.

  GUARANTEES

   The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

                                                                            DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                              2011                                 2010
                                              --------------------------------     --------------------------------
                                                  IN THE              AT               IN THE              AT
                                              EVENT OF DEATH     ANNUITIZATION     EVENT OF DEATH     ANNUITIZATION
                                              --------------     -------------     --------------     -------------
                                                                            (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value.......................      $  27,161               N/A          $  21,840               N/A
Net amount at risk (2).......................      $     795 (3)           N/A          $     415 (3)           N/A
Average attained age of contractholders......       63 years               N/A           62 years               N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value.......................      $  49,389         $  41,713          $  42,553         $  30,613
Net amount at risk (2).......................      $   4,720 (3)     $   6,595 (4)      $   3,200 (3)     $   3,523 (4)
Average attained age of contractholders......       62 years          62 years           60 years          62 years

                                                                                               DECEMBER 31,
                                                                                   --------------------------------
                                                                                        2011              2010
                                                                                   --------------     -------------
                                                                                           SECONDARY GUARANTEES
                                                                                   --------------------------------
                                                                                              (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account).                                           $   5,177         $   3,740
Net amount at risk (2).......................                                           $  80,477 (3)     $  51,639 (3)
Average attained age of policyholders........                                            58 years          59 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

(4)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                          UNIVERSAL AND VARIABLE
                                   ANNUITY CONTRACTS          LIFE CONTRACTS
                              --------------------------  ----------------------
                               GUARANTEED   GUARANTEED
                                 DEATH     ANNUITIZATION        SECONDARY
                                BENEFITS     BENEFITS           GUARANTEES        TOTAL
                              -----------  -------------  ---------------------- -------
                                                       (IN MILLIONS)
DIRECT
Balance at January 1, 2009... $        98     $      221       $             108 $   427
Incurred guaranteed benefits.          48             (6)                    187     229
Paid guaranteed benefits.....         (89)            --                      --     (89)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.          57            215                     295     567
Incurred guaranteed benefits.          52             66                     601     719
Paid guaranteed benefits.....         (30)            --                      --     (30)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.          79            281                     896   1,256
Incurred guaranteed benefits.          84            128                     140     352
Paid guaranteed benefits.....         (25)            --                      --     (25)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $       138     $      409       $           1,036 $ 1,583
                              ===========     ==========       ================= =======
CEDED
Balance at January 1, 2009... $        86     $       72       $              -- $   158
Incurred guaranteed benefits.          38              2                     142     182
Paid guaranteed benefits.....         (68)            --                      --     (68)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.          56             74                     142     272
Incurred guaranteed benefits.          38             23                     515     576
Paid guaranteed benefits.....         (18)            --                      --     (18)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.          76             97                     657     830
Incurred guaranteed benefits.          59             42                     110     211
Paid guaranteed benefits.....         (21)            --                      --     (21)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $       114     $      139       $             767 $ 1,020
                              ===========     ==========       ================= =======
NET
Balance at January 1, 2009... $        12     $      149       $             108 $   269
Incurred guaranteed benefits.          10             (8)                     45      47
Paid guaranteed benefits.....         (21)            --                      --     (21)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.           1            141                     153     295
Incurred guaranteed benefits.          14             43                      86     143
Paid guaranteed benefits.....         (12)            --                      --     (12)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.           3            184                     239     426
Incurred guaranteed benefits.          25             86                      30     141
Paid guaranteed benefits.....          (4)            --                      --      (4)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $        24     $      270       $             269 $   563
                              ===========     ==========       ================= =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          DECEMBER 31,
                                       -------------------
                                         2011      2010
                                       --------- ---------
                                          (IN MILLIONS)
                      Fund Groupings:
                      Equity.......... $  33,482 $  34,207
                      Balanced........    29,189    19,552
                      Bond............     4,132     4,330
                      Money Market....     1,077     1,136
                      Specialty.......     1,002     1,004
                                       --------- ---------
                       Total.......... $  68,882 $  60,229
                                       ========= =========

8. REINSURANCE

   The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

   For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

   The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

   The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company. These businesses have been included within Corporate & Other.

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.9 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   At December 31, 2011, the Company had $7.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 92%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.9 billion of which were unsecured. At December 31, 2010, the Company had $6.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.1 billion, or 91%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.3 billion of which were unsecured.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                       (IN MILLIONS)
PREMIUMS:
Direct premiums............................................... $  2,429  $  1,559  $  1,782
Reinsurance assumed...........................................        7        13        14
Reinsurance ceded.............................................     (608)     (505)     (484)
                                                               --------  --------  --------
   Net premiums............................................... $  1,828  $  1,067  $  1,312
                                                               ========  ========  ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Direct universal life and investment-type product policy fees. $  2,572  $  2,104  $  1,681
Reinsurance assumed...........................................       92       120       115
Reinsurance ceded.............................................     (708)     (585)     (416)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  1,956  $  1,639  $  1,380
                                                               ========  ========  ========
OTHER REVENUES:
Direct other revenues......................................... $    209  $    200  $    121
Reinsurance ceded.............................................      299       303       477
                                                               --------  --------  --------
   Net other revenues......................................... $    508  $    503  $    598
                                                               ========  ========  ========
POLICYHOLDER BENEFITS AND CLAIMS:
Direct policyholder benefits and claims....................... $  4,277  $  3,708  $  3,314
Reinsurance assumed...........................................       20        31        10
Reinsurance ceded.............................................   (1,637)   (1,834)   (1,259)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,660  $  1,905  $  2,065
                                                               ========  ========  ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Direct interest credited to policyholder account balances..... $  1,206  $  1,265  $  1,270
Reinsurance assumed...........................................       68        64        64
Reinsurance ceded.............................................      (85)      (58)      (33)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,189  $  1,271  $  1,301
                                                               ========  ========  ========
OTHER EXPENSES:
Direct other expenses......................................... $  2,719  $  2,110  $  1,034
Reinsurance assumed...........................................       48        90       105
Reinsurance ceded.............................................      152       121        68
                                                               --------  --------  --------
   Net other expenses......................................... $  2,919  $  2,321  $  1,207
                                                               ========  ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                             DECEMBER 31, 2011
                                                                  ---------------------------------------
                                                                                                  TOTAL
                                                                                                 BALANCE
                                                                   DIRECT   ASSUMED    CEDED      SHEET
                                                                  --------- -------- ---------  ---------
                                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     686 $     34 $  19,503  $  20,223
Deferred policy acquisition costs and value of business acquired.     5,315      140      (579)     4,876
                                                                  --------- -------- ---------  ---------
 Total assets.................................................... $   6,001 $    174 $  18,924  $  25,099
                                                                  ========= ======== =========  =========
LIABILITIES:
Future policy benefits........................................... $  25,399 $     84 $      --  $  25,483
Other policy-related balances....................................       677    1,515       797      2,989
Other liabilities................................................     1,230       12     4,142      5,384
                                                                  --------- -------- ---------  ---------
 Total liabilities............................................... $  27,306 $  1,611 $   4,939  $  33,856
                                                                  ========= ======== =========  =========
                                                                             DECEMBER 31, 2010
                                                                  ---------------------------------------
                                                                                                  TOTAL
                                                                                                 BALANCE
                                                                   DIRECT   ASSUMED    CEDED      SHEET
                                                                  --------- -------- ---------  ---------
                                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     376 $     40 $  16,592  $  17,008
Deferred policy acquisition costs and value of business acquired.     5,434      164      (499)     5,099
                                                                  --------- -------- ---------  ---------
 Total assets.................................................... $   5,810 $    204 $  16,093  $  22,107
                                                                  ========= ======== =========  =========
LIABILITIES:
Future policy benefits........................................... $  23,111 $     87 $      --  $  23,198
Other policy-related balances....................................       674    1,435       543      2,652
Other liabilities................................................     1,082       12     3,409      4,503
                                                                  --------- -------- ---------  ---------
 Total liabilities............................................... $  24,867 $  1,534 $   3,952  $  30,353
                                                                  ========= ======== =========  =========

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.7 billion at both December 31, 2011 and 2010. There were no deposit liabilities on reinsurance at both December 31, 2011 and 2010.

  RELATED PARTY REINSURANCE TRANSACTIONS

   The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter, General American Life Insurance Company, MetLife Investors Insurance Company and MetLife Reinsurance Company of Vermont, all of which are related parties.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                       (IN MILLIONS)
PREMIUMS:
Reinsurance assumed........................................... $      7  $     13  $     14
Reinsurance ceded.............................................     (286)     (191)     (166)
                                                               --------  --------  --------
   Net premiums............................................... $   (279) $   (178) $   (152)
                                                               ========  ========  ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Reinsurance assumed........................................... $     92  $    120  $    115
Reinsurance ceded.............................................     (400)     (308)     (168)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $   (308) $   (188) $    (53)
                                                               ========  ========  ========
OTHER REVENUES:
Reinsurance assumed........................................... $     --  $     --  $     --
Reinsurance ceded.............................................      299       303       477
                                                               --------  --------  --------
   Net other revenues......................................... $    299  $    303  $    477
                                                               ========  ========  ========
POLICYHOLDER BENEFITS AND CLAIMS:
Reinsurance assumed........................................... $     18  $     29  $      8
Reinsurance ceded.............................................     (484)     (343)     (239)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $   (466) $   (314) $   (231)
                                                               ========  ========  ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Reinsurance assumed........................................... $     68  $     64  $     64
Reinsurance ceded.............................................      (84)      (59)      (33)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $    (16) $      5  $     31
                                                               ========  ========  ========
OTHER EXPENSES:
Reinsurance assumed........................................... $     48  $     90  $    105
Reinsurance ceded.............................................      204       152       102
                                                               --------  --------  --------
   Net other expenses......................................... $    252  $    242  $    207
                                                               ========  ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                               DECEMBER 31,
                                                                  -------------------------------------
                                                                         2011                2010
                                                                  ------------------  -----------------
                                                                  ASSUMED    CEDED    ASSUMED    CEDED
                                                                  -------- ---------  -------- --------
                                                                              (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     34 $  12,345  $     40 $  9,826
Deferred policy acquisition costs and value of business acquired.      140      (583)      164     (484)
                                                                  -------- ---------  -------- --------
 Total assets.................................................... $    174 $  11,762  $    204 $  9,342
                                                                  ======== =========  ======== ========
LIABILITIES:
Future policy benefits........................................... $     44 $      --  $     41 $     --
Other policy-related balances....................................    1,515       758     1,435      508
Other liabilities................................................       10     3,903        12    3,200
                                                                  -------- ---------  -------- --------
 Total liabilities............................................... $  1,569 $   4,661  $  1,488 $  3,708
                                                                  ======== =========  ======== ========

   The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $2.8 billion and $936 million at December 31, 2011 and 2010, respectively. For the years ended December 31, 2011, 2010 and 2009, net derivative gains (losses) associated with the embedded derivatives included $1.6 billion, ($2) million, and ($1.5) billion, respectively.

   MLI-USA cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $416 million and $5 million at December 31, 2011 and 2010, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($411) million, ($17) million and ($16) million at December 31, 2011, 2010 and 2009, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from the affiliated reinsurer by $337 million and $304 million at December 31, 2011 and 2010, respectively, and is considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $91 million, $81 million and $36 million at December 31, 2011, 2010 and 2009, respectively, and is included in premiums and universal life and investment-type product policy fees in the consolidated statements of operations. At December 31, 2011 and 2010, unearned revenue related to the experience refund was $806 million and $560 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.8 billion and $4.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.6 billion at both December 31, 2011 and 2010. There were no deposit liabilities on affiliated reinsurance at both December 31, 2011 and 2010.

9. DEBT

   Long-term debt outstanding was as follows:

                                                           DECEMBER 31,
                                      INTEREST           -----------------
                                       RATES    MATURITY   2011     2010
                                      --------  -------- -------- --------
                                                           (IN MILLIONS)
      Surplus notes -- affiliated....    8.595%     2038 $    750 $    750
      Long-term debt -- unaffiliated.    7.028%     2030       42       45
                                                         -------- --------
      Total long-term debt (1).......                    $    792 $    795
                                                         ======== ========

--------

(1)Excludes $3.1 billion and $6.8 billion of long-term debt relating to CSEs at December 31, 2011 and 2010, respectively. See Note 2.

   On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate of MLI-USA, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments, which are included in other invested assets. During the year ended December 31, 2011, Greater Sandhill repaid $3 million of the long-term notes.

   In December 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with an interest rate of six-month LIBOR plus 1.80%. On December 29, 2010, MetLife Insurance Company of Connecticut repaid the
$200 million surplus note to MetLife Credit Corporation.

   The aggregate maturities of long-term debt at December 31, 2011 are $1 million in each of 2012, 2013, 2014, 2015 and 2016, and $787 million thereafter.

   Interest expense related to the Company's indebtedness included in other expenses was $67 million, $70 million and $71 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Payments of interest and principal on the outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.INCOME TAX

   The provision for income tax was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                   -----------------------------
                                                     2011      2010       2009
                                                   --------  --------  ---------
                                                           (IN MILLIONS)
Current:
 Federal.......................................... $   (157) $     55  $      24
 State and local..................................       --        --          1
 Foreign..........................................       (5)       (4)        (4)
                                                   --------  --------  ---------
   Subtotal.......................................     (162)       51         21
                                                   --------  --------  ---------
Deferred:
 Federal..........................................      641       274       (380)
 Foreign..........................................       42        (5)        (9)
                                                   --------  --------  ---------
   Subtotal.......................................      683       269       (389)
                                                   --------  --------  ---------
     Provision for income tax expense (benefit)... $    521  $    320  $    (368)
                                                   ========  ========  =========

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                -----------------------------
                                                  2011      2010       2009
                                                --------  --------  ---------
                                                        (IN MILLIONS)
 Tax provision at U.S. statutory rate.......... $    616  $    377  $    (285)
 Tax effect of:
  Tax-exempt investment income.................      (71)      (67)       (69)
  Prior year tax...............................       (9)        8        (17)
  Tax credits..................................      (11)       (6)        --
  Foreign tax rate differential................       (4)        3          3
  Change in valuation allowance................       (2)        4         --
  Other, net...................................        2         1         --
                                                --------  --------  ---------
    Provision for income tax expense (benefit). $    521  $    320  $    (368)
                                                ========  ========  =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        DECEMBER 31,
                                                   -----------------------
                                                       2011        2010
                                                   -----------  ----------
                                                        (IN MILLIONS)
     Deferred income tax assets:
      Policyholder liabilities and receivables.... $       880  $    1,298
      Net operating loss carryforwards............         124          99
      Operating lease reserves....................          --           2
      Capital loss carryforwards..................         123         359
      Investments, including derivatives..........         119         297
      Tax credit carryforwards....................         160         167
      Other.......................................          41          20
                                                   -----------  ----------
                                                         1,447       2,242
      Less: Valuation allowance...................           2           4
                                                   -----------  ----------
                                                         1,445       2,238
                                                   -----------  ----------
     Deferred income tax liabilities:
      Net unrealized investment gains.............       1,013         166
      DAC and VOBA................................       1,595       1,713
      Other.......................................           9           3
                                                   -----------  ----------
                                                         2,617       1,882
                                                   -----------  ----------
        Net deferred income tax asset (liability). $    (1,172) $      356
                                                   ===========  ==========

   The following table sets forth the domestic, state, and foreign net operating and capital loss carryforwards for tax purposes at December 31, 2011:

                   NET OPERATING LOSS                 CAPITAL LOSS
                      CARRYFORWARDS                   CARRYFORWARDS
             ------------------------------- -------------------------------
                AMOUNT        EXPIRATION        AMOUNT        EXPIRATION
             ------------- ----------------- ------------- -----------------
             (IN MILLIONS)                   (IN MILLIONS)
   Domestic.      $     60 Beginning in 2025      $    350 Beginning in 2013
   State....      $     22 Beginning in 2012      $     -- N/A
   Foreign..      $    413 Indefinite             $     -- N/A

   Tax credit carryforwards of $160 million at December 31, 2011 will expire beginning in 2016.

   The Company has recorded a valuation allowance related to tax benefits of certain state net operating losses. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating losses will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2011, the Company recorded an overall decrease to the deferred tax valuation allowance of $2 million.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the current audit cycle, years 2005 and 2006, began in April 2010.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                               -------------------------
                                                                                 2011     2010     2009
                                                                               -------  -------  -------
                                                                                     (IN MILLIONS)
Balance at January 1,......................................................... $    38  $    44  $    48
Additions for tax positions of prior years....................................      --        1        2
Reductions for tax positions of prior years...................................      (3)      --       --
Additions for tax positions of current year...................................       2       --       --
Reductions for tax positions of current year..................................      (8)      (7)      (6)
                                                                               -------  -------  -------
Balance at December 31,....................................................... $    29  $    38  $    44
                                                                               =======  =======  =======
Unrecognized tax benefits that, if recognized would impact the effective rate. $    (3) $    --  $    --
                                                                               =======  =======  =======

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest and penalties were as follows:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                  ----------------------------
                                                                                    2011      2010     2009
                                                                                  --------- -------- ---------
                                                                                         (IN MILLIONS)
Interest and penalties recognized in the consolidated statements of
  operations..................................................................... $      -- $      5 $      --

                                                                                               DECEMBER 31,
                                                                                            ------------------
                                                                                              2011     2010
                                                                                            -------- ---------
                                                                                              (IN MILLIONS)
Interest and penalties included in other liabilities in the consolidated balance
  sheets.........................................................................           $      9 $       9

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $73 million and $67 million, respectively, related to the separate account DRD. The 2011 benefit included a benefit of $3 million related to a true-up of the 2010 tax return. The 2010 benefit included an expense of $28 million related to a true-up of the 2009 tax return.

11.CONTINGENCIES, COMMITMENTS AND GUARANTEES

  LITIGATION

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2011.

  Matters as to Which an Estimate Can Be Made

   For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2011, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Matters as to Which an Estimate Cannot Be Made

   For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Sales Practices Claims

   Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Connecticut General Life Insurance Company and MetLife Insurance Company of Connecticut are engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is owed money from Connecticut General Life Insurance Company or is required to refund several million dollars it collected and/or should stop submitting certain claims under reinsurance contracts in which Connecticut General Life Insurance Company reinsured death benefits payable under certain MetLife Insurance Company of Connecticut annuities.

   A former Tower Square financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the Internal Revenue Service, FINRA and the
U.S. Attorney's Office have conducted inquiries. Tower Square has made remediation to all the affected customers. The Illinois Securities Division has issued a Statement of Violations to Tower Square, and Tower Square is conducting discussions with the Illinois Securities Division.

  Unclaimed Property Inquiries

   More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates, including MetLife Insurance Company of Connecticut, for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multistate targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multistate market conduct exam, or issue directives similar to the New York Insurance Department's letter. It is possible that the audits, market conduct exam, and related activity may

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property. The Company estimates that the reasonably possible amount of such additional payments in excess of amounts accrued is not material to the Company.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                  DECEMBER 31,
                                                               -------------------
                                                                 2011      2010
                                                               --------- ---------
                                                                  (IN MILLIONS)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      19 $       8
 Premium tax offsets currently available for paid assessments.         2         1
                                                               --------- ---------
                                                               $      21 $       9
                                                               ========= =========
Other Liabilities:
 Insolvency assessments....................................... $      39 $      13
                                                               ========= =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $11 million, after tax, related to ELNY.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.2 billion at both December 31, 2011 and 2010. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $167 million and $270 million at December 31, 2011 and 2010, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

   The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $248 million and $315 million at December 31, 2011 and 2010, respectively.

  OTHER COMMITMENTS

   The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2011 and 2010, the Company had agreed to fund up to $90 million and $114 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $109 million and $144 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $272 million and $297 million at December 31, 2011 and 2010, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2011 and 2010. The remainder of the risk was ceded to external reinsurers.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

12.EQUITY

RETURN OF CAPITAL

   During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

COMMON STOCK

   The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2011 and 2010. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  STATUTORY EQUITY AND INCOME

   Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

   The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Statutory net income (unaudited) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $46 million, $668 million and $81 million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Connecticut Insurance Department, was $5.1 billion at both December 31, 2011 and 2010.

   Statutory net income (loss) (unaudited) of MLI-USA, a Delaware domiciled insurer, was $178 million, $2 million and ($24) million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Delaware Insurance Department, was $1.7 billion and $1.5 billion at December 31, 2011 and 2010.

  DIVIDEND RESTRICTIONS

   Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011 and 2010, MetLife Insurance Company of Connecticut paid a dividend of $517 million and $330 million, respectively. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay in 2012 without prior regulatory approval is $504 million.

   Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011, 2010 and 2009, MLI-USA did not pay dividends. Because MLI-USA's statutory unassigned funds was negative at December 31, 2011, MLI-USA cannot pay any dividends in 2012 without prior regulatory approval.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER COMPREHENSIVE INCOME (LOSS)

   The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                YEARS ENDED DECEMBER 31,
                                                                             ------------------------------
                                                                               2011      2010       2009
                                                                             --------  --------  ----------
                                                                                      (IN MILLIONS)
Holding gains (losses) on investments arising during the year............... $  3,157  $  2,032  $    3,365
Income tax effect of holding gains (losses).................................   (1,111)     (705)     (1,174)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income....................................................      (58)     (215)        505
Income tax effect of reclassification adjustments...........................       20        74        (176)
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts......................................................     (694)     (317)       (755)
Income tax effect of allocation of holding (gains) losses to other
  policyholder amounts......................................................      244       110         263
                                                                             --------  --------  ----------
Net unrealized investment gains (losses), net of income tax.................    1,558       979       2,028
Foreign currency translation adjustments, net of income tax.................      (13)      (16)         45
                                                                             --------  --------  ----------
Other comprehensive income (loss), excluding cumulative effect of change
  in accounting principle...................................................    1,545       963       2,073
Cumulative effect of change in accounting principle, net of income tax
  expense (benefit) of $0, $18 million and ($12) million (see Note 1).......       --        34         (22)
                                                                             --------  --------  ----------
 Other comprehensive income (loss).......................................... $  1,545  $    997  $    2,051
                                                                             ========  ========  ==========

13.OTHER EXPENSES

   Information on other expenses was as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                  ---------------------------------
                                                    2011        2010         2009
                                                  --------  -------------  --------
                                                            (IN MILLIONS)
Compensation..................................... $    306       $    283  $    148
Commissions......................................    1,418            936       796
Volume-related costs.............................      162            130       308
Affiliated interest costs on ceded reinsurance...      271            162       107
Capitalization of DAC............................   (1,478)          (978)     (851)
Amortization of DAC and VOBA.....................    1,296            839       294
Interest expense on debt and debt issuance costs.      389            472        71
Premium taxes, licenses & fees...................       75             47        45
Professional services............................       50             38        17
Rent.............................................       29             29         3
Other............................................      401            363       269
                                                  --------       --------  --------
 Total other expenses............................ $  2,919       $  2,321  $  1,207
                                                  ========       ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

   See Note 5 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUANCE COSTS

   Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 9) and interest expense related to CSEs (see Note 2).

  AFFILIATED EXPENSES

   Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

   See Notes 8, 9 and 15 for discussion of affiliated expenses included in the table above.

14.BUSINESS SEGMENT INFORMATION

   The Company's business is currently divided into three segments: Retirement Products, Corporate Benefit Funding and Insurance Products. In addition, the Company reports certain of its results of operations in Corporate & Other. On November 21, 2011, MetLife announced that it will be reorganizing its business into three broad geographic regions and creating a global employee benefits business. While MetLife has initiated certain changes in response to this announcement, the Company continued to evaluate the performance of its operating segments under the existing segment structure as of December 31, 2011.

   Retirement Products offers a variety of variable and fixed annuities. Corporate Benefit Funding includes an array of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. Insurance Products offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life insurance products and services include variable life, universal life, term life and whole life products including participating business. Non-Medical Health includes individual disability income products.

   Corporate & Other contains the excess capital not allocated to the segments, run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

   Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

   Operating revenues excludes net investment gains (losses) and net derivative gains (losses). The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
       (ii) excludes certain amounts related to contractholder-directed unit-linked investments, and (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

   The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to implementation of new insurance regulatory requirements and business combinations.

   In 2011, management modified its definition of operating earnings to exclude impacts related to certain variable annuity guarantees and Market Value Adjustments to better conform to the way it manages and assesses its business. Accordingly, such results are no longer reported in operating earnings. Consequently, prior years' results for Retirement Products and total consolidated operating earnings have been reduced by $28 million, net of $15 million of income tax, and $47 million, net of $25 million of income tax, for the years ended December 31, 2010 and 2009, respectively.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2011, 2010 and 2009 and at December 31, 2011

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

and 2010. The accounting policies of the segments are the same as those of the Company, except for operating earnings adjustments as defined above, the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's business.

   Effective January 1, 2011, MetLife updated its economic capital model to align segment allocated equity with emerging standards and consistent risk principles. Such changes to MetLife's economic capital model are applied prospectively. Segment net investment income is also credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income.

                                                          OPERATING EARNINGS
                                    -------------------------------------------------------------
                                                 CORPORATE
                                    RETIREMENT    BENEFIT     INSURANCE    CORPORATE &                             TOTAL
YEAR ENDED DECEMBER 31, 2011         PRODUCTS     FUNDING     PRODUCTS        OTHER        TOTAL   ADJUSTMENTS  CONSOLIDATED
----------------------------        ----------  ----------  ------------  -------------  --------  ------------ ------------
                                                                          (IN MILLIONS)
REVENUES
Premiums........................... $      509  $    1,071  $        201   $         47  $  1,828  $         -- $      1,828
Universal life and investment-type
 product policy fees...............      1,175          34           589             36     1,834           122        1,956
Net investment income..............        833       1,175           590            190     2,788           295        3,083
Other revenues.....................        363           5           139              1       508            --          508
Net investment gains (losses)......         --          --            --             --        --            35           35
Net derivative gains (losses)......         --          --            --             --        --         1,119        1,119
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
  Total revenues...................      2,880       2,285         1,519            274     6,958         1,571        8,529
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
EXPENSES
Policyholder benefits and claims...        648       1,598           248             46     2,540           120        2,660
Interest credited to policyholder
 account balances..................        737         180           251             --     1,168            21        1,189
Capitalization of DAC..............     (1,039)         (7)         (368)           (64)   (1,478)           --       (1,478)
Amortization of DAC and VOBA.......        578           4           295              8       885           411        1,296
Interest expense on debt...........         --          --            --             67        67           322          389
Other expenses.....................      1,552          42           931            163     2,688            24        2,712
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
  Total expenses...................      2,476       1,817         1,357            220     5,870           898        6,768
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
Provision for income tax expense
 (benefit).........................        141         164            57            (69)      293           228          521
                                    ----------  ----------  ------------   ------------  --------               ------------
OPERATING EARNINGS................. $      263  $      304  $        105   $        123       795
                                    ==========  ==========  ============   ============
Adjustments to:
  Total revenues......................................................................      1,571
  Total expenses......................................................................       (898)
  Provision for income tax (expense) benefit..........................................       (228)
                                                                                         --------
NET INCOME (LOSS)....................................................................... $  1,240               $      1,240
                                                                                         ========               ============

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                         CORPORATE
                              RETIREMENT  BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2011:          PRODUCTS   FUNDING    PRODUCTS     & OTHER    TOTAL
---------------------         ---------- --------- ------------- --------- ----------
                                                   (IN MILLIONS)
TOTAL ASSETS................. $  100,100 $  30,836   $    21,236 $  19,599 $  171,771
SEPARATE ACCOUNT ASSETS...... $   69,562 $   1,880   $     1,117 $      -- $   72,559
SEPARATE ACCOUNT LIABILITIES. $   69,562 $   1,880   $     1,117 $      -- $   72,559

                                                         OPERATING EARNINGS
                                    -----------------------------------------------------------
                                                 CORPORATE
                                    RETIREMENT    BENEFIT    INSURANCE   CORPORATE &                             TOTAL
YEAR ENDED DECEMBER 31, 2010         PRODUCTS     FUNDING    PRODUCTS       OTHER        TOTAL   ADJUSTMENTS  CONSOLIDATED
----------------------------        ----------  ----------  ----------  -------------  --------  ------------ ------------
                                                                        (IN MILLIONS)
REVENUES
Premiums........................... $      240  $      643  $      184   $         --  $  1,067  $         -- $      1,067
Universal life and investment-type
 product policy fees...............        916          29         593             15     1,553            86        1,639
Net investment income..............        939       1,102         486            207     2,734           423        3,157
Other revenues.....................        337           6         117             43       503            --          503
Net investment gains (losses)......         --          --          --             --        --           150          150
Net derivative gains (losses)......         --          --          --             --        --            58           58
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
 Total revenues....................      2,432       1,780       1,380            265     5,857           717        6,574
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
EXPENSES
Policyholder benefits and claims...        350       1,159         321             --     1,830            75        1,905
Interest credited to policyholder
 account balances..................        718         193         236             96     1,243            28        1,271
Capitalization of DAC..............       (592)         (4)       (327)           (55)     (978)           --         (978)
Amortization of DAC and VOBA.......        410           2         337              7       756            83          839
Interest expense on debt...........         --          --          --             70        70           402          472
Other expenses.....................      1,023          36         806            123     1,988            --        1,988
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
 Total expenses....................      1,909       1,386       1,373            241     4,909           588        5,497
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
Provision for income tax expense
 (benefit).........................        183         139           2            (49)      275            45          320
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
OPERATING EARNINGS                  $      340  $      255  $        5   $         73       673
                                    ==========  ==========  ==========   ============
Adjustments to:
 Total revenues......................................................................       717
 Total expenses......................................................................      (588)
 Provision for income tax (expense) benefit..........................................       (45)
                                                                                       --------
NET INCOME (LOSS)..................................................................... $    757               $        757
                                                                                       ========               ============

                                            CORPORATE
                               RETIREMENT    BENEFIT     INSURANCE   CORPORATE
AT DECEMBER 31, 2010:           PRODUCTS     FUNDING     PRODUCTS     & OTHER    TOTAL
---------------------         ------------- ---------- ------------- --------- ----------
                                                       (IN MILLIONS)
TOTAL ASSETS................. $      87,461 $   30,491  $     16,296 $  20,637 $  154,885
SEPARATE ACCOUNT ASSETS...... $      58,917 $    1,625  $      1,077 $      -- $   61,619
SEPARATE ACCOUNT LIABILITIES. $      58,917 $    1,625  $      1,077 $      -- $   61,619

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                          OPERATING EARNINGS
                                    -------------------------------------------------------------
                                                   CORPORATE
                                     RETIREMENT     BENEFIT    INSURANCE    CORPORATE                                TOTAL
YEAR ENDED DECEMBER 31, 2009          PRODUCTS      FUNDING    PRODUCTS      & OTHER       TOTAL    ADJUSTMENTS   CONSOLIDATED
----------------------------        ------------  ----------  ----------  -------------  --------  -------------  ------------
                                                                          (IN MILLIONS)
REVENUES
Premiums........................... $        339  $      849  $      124    $        --  $  1,312  $          --  $      1,312
Universal life and investment-type
 product policy fees...............          690          29         618              5     1,342             38         1,380
Net investment income..............          884       1,061         381             40     2,366            (31)        2,335
Other revenues.....................          264           6         328             --       598             --           598
Net investment gains (losses)......           --          --          --             --        --           (835)         (835)
Net derivative gains (losses)......           --          --          --             --        --         (1,031)       (1,031)
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
 Total revenues....................        2,177       1,945       1,451             45     5,618         (1,859)        3,759
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
EXPENSES
Policyholder benefits and claims...          429       1,360         223              1     2,013             52         2,065
Interest credited to policyholder
 account balances..................          741         265         243             91     1,340            (39)        1,301
Capitalization of DAC..............         (528)         (2)       (285)           (36)     (851)            --          (851)
Amortization of DAC and VOBA.......          334           3         271              2       610           (316)          294
Interest expense on debt...........           --           2          --             69        71             --            71
Other expenses.....................          928          34         648             84     1,694             (1)        1,693
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
 Total expenses....................        1,904       1,662       1,100            211     4,877           (304)        4,573
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
Provision for income tax expense
 (benefit).........................           96          97         123           (138)      178           (546)         (368)
                                    ------------  ----------  ----------    -----------  --------                 ------------
OPERATING EARNINGS................. $        177  $      186  $      228    $       (28)      563
                                    ============  ==========  ==========    ===========  ========
Adjustments to:
 Total revenues........................................................................    (1,859)
 Total expenses........................................................................       304
 Provision for income tax (expense) benefit............................................       546
                                                                                         --------
NET INCOME (LOSS)....................................................................... $   (446)                $       (446)
                                                                                         ========                 ============

   Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

   Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2011, 2010 and 2009. Operating revenues from U.S. operations were $5.7 billion, $5.1 billion and $4.7 billion for the years ended December 31, 2011, 2010 and 2009, respectively, which represented 82%, 87% and 84%, respectively, of consolidated operating revenues.

15.RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                       YEARS ENDED DECEMBER 31,
                                    -------------------------------
                                      2011       2010        2009
                                    -------- ------------- --------
                                             (IN MILLIONS)
             Compensation.......... $    259      $    244 $    110
             Commissions...........      992           561      511
             Volume-related costs..      225           177      279
             Professional services.       20            16       --
             Rent..................       26            26       --
             Other.................      331           300      200
                                    --------      -------- --------
              Total other expenses. $  1,853      $  1,324 $  1,100
                                    ========      ======== ========

   Revenues received from affiliates related to these agreements were recorded as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                        --------------------------
                                                         2011      2010      2009
                                                        ------ ------------- -----
                                                               (IN MILLIONS)
Universal life and investment-type product policy fees. $  145    $      114 $  85
Other revenues......................................... $  136    $      101 $  71

   The Company had net receivables from affiliates of $93 million and $60 million at December 31, 2011 and 2010, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE I

                    CONSOLIDATED SUMMARY OF INVESTMENTS --
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2011
                                 (IN MILLIONS)

                                                                               AMOUNT AT
                                                    COST OR       ESTIMATED  WHICH SHOWN ON
TYPES OF INVESTMENTS                           AMORTIZED COST (1) FAIR VALUE BALANCE SHEET
--------------------                           ------------------ ---------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........  $         6,832   $   8,048  $       8,048
   Foreign government securities..............            1,035       1,247          1,247
   Public utilities...........................            2,095       2,382          2,382
   State and political subdivision securities.            1,891       2,055          2,055
   All other corporate bonds..................           21,245      22,830         22,830
                                                ---------------   ---------  -------------
     Total bonds..............................           33,098      36,562         36,562
 Mortgage-backed and asset-backed securities..           10,481      10,599         10,599
 Redeemable preferred stock...................              636         620            620
                                                ---------------   ---------  -------------
   Total fixed maturity securities............           44,215      47,781         47,781
                                                ---------------   ---------  -------------
Other securities..............................            3,690       3,665          3,665
                                                ---------------   ---------  -------------
Equity securities:
   Non-redeemable preferred stock.............              147         106            106
Common stock:
   Industrial, miscellaneous and all other....              148         146            146
                                                ---------------   ---------  -------------
   Total equity securities....................              295         252            252
                                                ---------------   ---------  -------------
Mortgage loans, net...........................            9,800                      9,800
Policy loans..................................            1,203                      1,203
Real estate and real estate joint ventures....              503                        503
Other limited partnership interests...........            1,696                      1,696
Short-term investments........................            2,578                      2,578
Other invested assets.........................            3,373                      3,373
                                                ---------------              -------------
     Total investments........................  $        67,353              $      70,851
                                                ===============              =============

--------
(1)The Company's other securities portfolio is mainly comprised of equity securities, including mutual funds, and fixed maturity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                        CONDENSED FINANCIAL INFORMATION
                             (PARENT COMPANY ONLY)
                          DECEMBER 31, 2011 AND 2010
                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2011      2010
                                                             --------- ---------
CONDENSED BALANCE SHEETS
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated
  fair value (amortized cost: $31,856 and $33,974,
  respectively)............................................. $  34,063 $  34,300
 Equity securities available-for-sale, at estimated fair
  value (cost: $288 and $420, respectively).................       244       396
 Other securities, at estimated fair value..................        40        --
 Mortgage loans (net of valuation allowances of $37 and
  $54, respectively)........................................     5,109     4,698
 Policy loans...............................................     1,101     1,127
 Real estate and real estate joint ventures.................       351       329
 Other limited partnership interests........................     1,141     1,057
 Short-term investments, principally at estimated fair value     1,581     1,098
 Investment in subsidiaries.................................     6,195     4,658
 Loans to subsidiaries......................................       305        --
 Other invested assets, principally at estimated fair value.     2,095     1,481
                                                             --------- ---------
  Total investments.........................................    52,225    49,144
Cash and cash equivalents, principally at estimated fair
 value......................................................       379     1,364
Accrued investment income...................................       358       377
Premiums, reinsurance and other receivables.................     6,993     6,549
Receivables from subsidiaries...............................       728       665
Deferred policy acquisition costs and value of business
 acquired...................................................     1,227     2,039
Current income tax recoverable..............................        66        16
Deferred income tax assets..................................        --       912
Goodwill....................................................       885       885
Other assets................................................       155       149
Separate account assets.....................................    15,739    19,184
                                                             --------- ---------
  Total assets.............................................. $  78,755 $  81,284
                                                             ========= =========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits...................................... $  19,509 $  19,453
Policyholder account balances...............................    24,605    25,837
Other policy-related balances...............................       730       485
Payables for collateral under securities loaned and other
 transactions...............................................     6,375     6,857
Long-term debt -- affiliated................................       750       750
Current income tax payable..................................        57        --
Other liabilities...........................................       817       767
Separate account liabilities................................    15,739    19,184
                                                             --------- ---------
  Total liabilities.........................................    68,582    73,333
                                                             --------- ---------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
 authorized; 34,595,317 shares issued and outstanding at
 December 31, 2011 and 2010.................................        86        86
Additional paid-in capital..................................     6,673     6,719
Retained earnings...........................................     1,657       934
Accumulated other comprehensive income (loss)...............     1,757       212
                                                             --------- ---------
  Total stockholders' equity................................    10,173     7,951
                                                             --------- ---------
  Total liabilities and stockholders' equity................ $  78,755 $  81,284
                                                             ========= =========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                CONDENSED FINANCIAL INFORMATION -- (CONTINUED)
                             (PARENT COMPANY ONLY)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN MILLIONS)


                                                                              2011      2010      2009
                                                                            --------  --------  --------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums................................................................... $    148  $    148  $    141
Universal life and investment-type product policy fees.....................      632       633       631
Net investment income......................................................    1,943     2,018     1,895
Equity in earnings from subsidiaries.......................................      658       236      (316)
Other revenues.............................................................      154       162       328
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............      (53)      (97)     (534)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................       (3)       47       160
 Other net investment gains (losses).......................................       70       152      (418)
                                                                            --------  --------  --------
   Total net investment gains (losses).....................................       14       102      (792)
 Net derivative gains (losses).............................................      241       (67)     (405)
                                                                            --------  --------  --------
   Total revenues..........................................................    3,790     3,232     1,482
                                                                            --------  --------  --------
EXPENSES
Policyholder benefits and claims...........................................      755       800       801
Interest credited to policyholder account balances.........................      710       691       801
Other expenses.............................................................      800       753       494
                                                                            --------  --------  --------
   Total expenses..........................................................    2,265     2,244     2,096
                                                                            --------  --------  --------
Income (loss) before provision for income tax..............................    1,525       988      (614)
Provision for income tax expense (benefit).................................      285       231      (168)
                                                                            --------  --------  --------
Net income (loss).......................................................... $  1,240  $    757  $   (446)
                                                                            ========  ========  ========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                CONDENSED FINANCIAL INFORMATION -- (CONTINUED)
                             (PARENT COMPANY ONLY)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN MILLIONS)

                                                                               2011        2010        2009
                                                                            ----------  ----------  ---------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.................................. $      886  $    1,129  $     993
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:.....................................
    Fixed maturity securities..............................................     13,921      13,203     10,125
    Equity securities......................................................        163         127        129
    Mortgage loans.........................................................        552         279        429
    Real estate and real estate joint ventures.............................         12          14          3
    Other limited partnership interests....................................        159          92         94
  Purchases of:
    Fixed maturity securities..............................................    (11,658)    (13,715)    (9,247)
    Equity securities......................................................        (22)        (38)       (61)
    Mortgage loans.........................................................       (946)       (868)      (531)
    Real estate and real estate joint ventures.............................        (83)        (80)       (19)
    Other limited partnership interests....................................       (214)       (204)      (127)
  Cash received in connection with freestanding derivatives................        375          93        225
  Cash paid in connection with freestanding derivatives....................       (453)       (102)      (434)
  Issuances of loans to affiliates.........................................       (305)         --         --
  Net change in policy loans...............................................         26          12         12
  Net change in short-term investments.....................................       (487)       (169)       619
  Net change in other invested assets......................................       (389)       (401)      (941)
                                                                            ----------  ----------  ---------
Net cash provided by (used in) investing activities........................        651      (1,757)       276
                                                                            ----------  ----------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...............................................................     14,151      20,496     15,236
    Withdrawals............................................................    (15,754)    (21,062)   (17,667)
  Net change in payables for collateral under securities loaned and other
   transactions............................................................       (482)      1,295     (1,421)
  Net change in short-term debt............................................         --          --       (300)
  Long-term debt repaid....................................................         --        (200)        --
  Financing element on certain derivative instruments......................        127         (24)       (53)
  Return of capital........................................................        (47)         --         --
  Dividends on common stock................................................       (517)       (330)        --
                                                                            ----------  ----------  ---------
Net cash (used in) provided by financing activities........................     (2,522)        175     (4,205)
                                                                            ----------  ----------  ---------
Change in cash and cash equivalents........................................       (985)       (453)    (2,936)
Cash and cash equivalents, beginning of year...............................      1,364       1,817      4,753
                                                                            ----------  ----------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                      $      379  $    1,364  $   1,817
                                                                            ==========  ==========  =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash paid (received) during the year for:
    Interest............................................................... $       64  $       74  $      73
                                                                            ==========  ==========  =========
    Income tax............................................................. $      (66) $       98  $      76
                                                                            ==========  ==========  =========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                 NOTES TO THE CONDENSED FINANCIAL INFORMATION
                             (PARENT COMPANY ONLY)

1. BASIS OF PRESENTATION

   The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

   Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2011 presentation.

2. SUPPORT AGREEMENTS

   The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited ("MetLife Europe"), an Ireland company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MetLife Europe to have capital and surplus equal to the greater of (a) (Euro)14 million, or (b) such amount that will be sufficient to provide solvency cover equal to 150% of the minimum solvency cover required by applicable law and regulation, as interpreted and applied by the Irish Financial Services Regulatory Authority or any successor body.

   The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 SCHEDULE III

               CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                      FUTURE POLICY
                             DAC    BENEFITS AND OTHER POLICYHOLDER
                             AND      POLICY-RELATED     ACCOUNT     UNEARNED
SEGMENT                      VOBA        BALANCES        BALANCES   REVENUE (1)
-------                    -------- ------------------ ------------ -----------
2011
Retirement Products....... $  2,961    $         2,359    $  22,699  $       --
Corporate Benefit Funding.       13             14,042        8,375           2
Insurance Products........    1,758              5,849        7,303         184
Corporate & Other.........      144              6,222        3,698          72
                           --------    ---------------    ---------  ----------
 Total.................... $  4,876    $        28,472    $  42,075  $      258
                           ========    ===============    =========  ==========
2010
Retirement Products....... $  2,981    $         1,736    $  20,990  $       --
Corporate Benefit Funding.        9             12,996        9,452          --
Insurance Products........    2,018              5,328        6,592         217
Corporate & Other.........       91              5,790        2,257          45
                           --------    ---------------    ---------  ----------
 Total.................... $  5,099    $        25,850    $  39,291  $      262
                           ========    ===============    =========  ==========
2009
Retirement Products....... $  3,060    $         1,454    $  21,059  $       --
Corporate Benefit Funding.        7             12,702        9,393          --
Insurance Products........    2,133              4,388        6,052         286
Corporate & Other.........       44              5,374          938          14
                           --------    ---------------    ---------  ----------
 Total.................... $  5,244    $        23,918    $  37,442  $      300
                           ========    ===============    =========  ==========

--------
(1)Amounts are included within the future policy benefits and other policy-related balances.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 SCHEDULE III

        CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                       POLICYHOLDER BENEFITS
                                                          AND CLAIMS AND     AMORTIZATION OF
                                PREMIUM        NET       INTEREST CREDITED    DAC AND VOBA      OTHER
                              REVENUE AND   INVESTMENT    TO POLICYHOLDER      CHARGED TO     OPERATING  PREMIUMS WRITTEN
SEGMENT                      POLICY CHARGES   INCOME     ACCOUNT BALANCES    OTHER EXPENSES  EXPENSES(1) (EXCLUDING LIFE)
-------                      -------------- ---------- --------------------- --------------- ----------- ----------------
2011
Retirement Products.........   $      1,795   $    792      $          1,485    $        945    $    513    $          --
Corporate Benefit Funding ..          1,105      1,142                 1,763               4          36               --
Insurance Products..........            801        568                   499             339         563                8
Corporate & Other...........             83        581                   102               8         511               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      3,784   $  3,083      $          3,849    $      1,296    $  1,623    $           8
                               ============   ========      ================    ============    ========    =============
2010
Retirement Products.........   $      1,243   $    903      $          1,113    $        483    $    431    $          --
Corporate Benefit Funding ..            672      1,098                 1,341               2          32               --
Insurance Products..........            776        478                   557             347         479                5
Corporate & Other...........             15        678                   165               7         540               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      2,706   $  3,157      $          3,176    $        839    $  1,482    $           5
                               ============   ========      ================    ============    ========    =============
2009
Retirement Products.........   $      1,087   $    854      $          1,161    $         77    $    399    $          --
Corporate Benefit Funding ..            878      1,069                 1,647               3          34               --
Insurance Products..........            722        375                   466             213         362                4
Corporate & Other...........              5         37                    92               1         118               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      2,692   $  2,335      $          3,366    $        294    $    913    $           4
                               ============   ========      ================    ============    ========    =============

--------
(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                           CONSOLIDATED REINSURANCE
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                      % AMOUNT
                                                                      ASSUMED
                          GROSS AMOUNT   CEDED    ASSUMED  NET AMOUNT  TO NET
                          ------------ ---------- -------- ---------- --------
2011
Life insurance in-force..   $  378,153 $  340,477 $  8,085  $  45,761     17.7 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    2,180 $      366 $      7  $   1,821      0.4 %
Accident and health......          249        242       --          7       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    2,429 $      608 $      7  $   1,828      0.4 %
                            ========== ========== ========  =========
2010
Life insurance in-force..   $  326,366 $  289,559 $  8,217  $  45,024     18.3 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    1,310 $      263 $     13  $   1,060      1.2 %
Accident and health......          249        242       --          7       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    1,559 $      505 $     13  $   1,067      1.2 %
                            ========== ========== ========  =========
2009
Life insurance in-force..   $  278,335 $  242,647 $  9,044  $  44,732     20.2 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    1,525 $      235 $     14  $   1,304      1.1 %
Accident and health......          257        249       --          8       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    1,782 $      484 $     14  $   1,312      1.1 %
                            ========== ========== ========  =========

   For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively. For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156.6 billion and $8.2 billion, respectively, and life insurance premiums of $191 million and $13 million, respectively. For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120.5 billion and $9.0 billion, respectively, and life insurance premiums of $166 million and $14 million, respectively.

                   UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT

                         METLIFE RETIREMENT PERSPECTIVES


                       STATEMENT OF ADDITIONAL INFORMATION

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

                               1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910


MIC-Book 94-95                                             April 30, 2012

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:



     (1)  Statements of Assets and Liabilities as of December 31, 2011



     (2)  Statements of Operations for the year ended December 31, 2011



     (3) Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010


     (4)  Notes to the Financial Statements


The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2011 and 2010



     (2) Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009



     (3) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2011, 2010 and 2009



     (4) Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009


     (5)  Notes to the Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits


  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
1.           Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. Not applicable

2.           Not Applicable

3(a).        Distribution and Principal Underwriting Agreement between The Travelers
             Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration
             Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)

3(a)(i).     Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-
             1, File No. 333-138472 filed on November 7, 2006.)

3(b).        Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b)
             to Post-Effective Amendment No. 2 the Registration Statement on Form N-4,
             File No. 333-65942 filed April 15, 2003.)

3(c).        Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b)
             to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
             Annuities to the Registration Statement on Form N- 4, File No. 033-65343
             filed April 6, 2006.)

3(d).        Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
             Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
             Variable Annuities to the Registration Statement on Form N-4, File No. 033-
             65343/811-07465 filed April 4, 2007.)

3(e).        Services Agreement between MetLife Investors Distribution Company and MetLife
             Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.
             (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment
             No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration
             Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
4.           Form of Variable Annuity Contract. (Incorporated herein by reference to
             Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on
             Form N-4, File No. 333-118415, filed March 4, 2005.)

                  a.   Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the
                       Registration Statement on Form N-4, File No. 033- 65343 filed April
                       5, 2006.)

                  b.   Roth 401 Endorsement. (Incorporated herein by reference to Exhibit
                       4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
                       Variable Annuities to the Registration Statement on Form N-4, File
                       No. 033-65343 filed April 5, 2006.)

                  c.   Roth 403(b) Endorsement. (Incorporated herein by reference to
                       Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund
                       ABD for Variable Annuities to the Registration Statement on Form N-
                       4, File No. 033-65343 filed April 5, 2006.)

                  d.   Roth 403(b) Nationwide Tax Shelter Annuity Endorsement.
                       (Incorporated herein by reference to Exhibit 4(e)(i) to Post-
                       Effective Amendment No. 2 to the Registration Statement on Form N-
                       4, File No. 333-152189 filed April 7, 2010.)

                  e.   MetLife Insurance Company of Connecticut 401(a)/403(a) Plan
                       Endorsement. L-22492 (5/11). (Incorporated herein by reference to
                       Exhibit 4e to Post-Effective Amendment No. 4 to the Registration
                       Statement on Form N-4, File No. 333-156911, filed April 4, 2012.)

5.           Form of Application. (Incorporated herein by reference to Exhibit 4 to Pre-
             Effective Amendment No. 1 to the Registration Statement on Form N-4, File No.
             333-118415, filed March 4, 2005.)

                  a.   401(k) Group Annuity Group Master Data Sheet L-20105A 5-05*

                  b.   401(k) Group Annuity Group Master Data Sheet L-20105A 7-05*

                  c.   401(k) Group Annuity Group Master Data Sheet L-20105A 11-05*

                  d.   401(k) Group Annuity Group Master Data Sheet (New York only) L-
                       20105NY 5-05,*

                  e.   401(k) Group Annuity Group Master Data Sheet (New York only) L-
                       20105NY 7-05*

                  f.   401(k) Group Annuity Group Master Data Sheet (New York only) L-
                       20105NY 11-05*

                       *   (Incorporated herein by reference to Post-Effective Amendment
                           No. 1 to the Registration Statement on Form N- 4, File No. 333-
                           118415, filed April 10, 2006.)

                  g.   Group Variable Annuity Master Application -- L-24767AZ Order # L-
                       24770AZ Rev. 05/06**

                  h.   401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev.
                       05/06**

                  i.   Group Variable Annuity Master Application -- L-24767AZ Order # L-
                       24770AZ Rev. 11/06**

                  j.   401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev.
                       11/06**

                       **   (Incorporated herein by reference to Post Effective Amendment
                            No. 3 to the Registration Statement on Form N-4 File 333-
                            136191 filed April 6, 2007.)

6(a).        Charter of The Travelers Insurance Company, as amended on October 19, 1994.
             (Incorporated herein by reference to Exhibit 6(a) to the Registration
             Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

6(a)(i).     Certificate of Correction of MetLife Insurance Company of Connecticut, to the
             Amendment to the Charter as Amended and Restated of The Travelers Insurance
             Company, dated and executed as of the 4(th) day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to
             the Registration Statement on Form N-4, File 333-00165 filed October 31,
             2007.)

6(b).        By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
             (Incorporated herein by reference to Exhibit 6(b) to the Registration
             Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

6(c).        Certificate of Amendment of the Charter as Amended and Restated of The
             Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
             Variable Annuities Registration Statement on Form N-4, File No. 033-65343
             filed April 6, 2006.)

7.           Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit
             7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-
             4, file numbers 333-65942/811-08225, filed on April 15, 2003.)


  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
8.           Form of Participation Agreement. (Incorporated herein by reference to Exhibit
             8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-
             4, File No. 333-82009 filed April 20, 2005.)

8(a).        Participation Agreement Among Met Investors Series Trust, Met Investors
             Advisory, LLC, MetLife Investors Distribution Company, The Travelers
             Insurance Company and The Travelers Life and Annuity Company effective
             November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-
             Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
             Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

8(a)(i).     First Amendment to the Participation Agreement Among Met Investors Series
             Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as
             of May 1, 2009. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-
             Effective Amendment No. 4 to the Registration Statement on Form N-4, File No.
             333-156911, filed April 4, 2012.)

8(a)(ii).    Amendment to each of the Participation Agreements currently in effect between
             Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors
             Distribution Company and Metropolitan Life Insurance Company, MetLife
             Insurance Company of Connecticut, MetLife Investors USA Insurance Company,
             MetLife Investors Insurance Company, First MetLife Investors Insurance
             Company, New England Life Insurance Company and General American Life
             Insurance Company effective April 30, 2010. Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to the Registration
             Statement on Form N-4, File No. 333-156911, filed April 4, 2012.)

8(b)(i).     Participation Agreement among Metropolitan Series Fund, Inc., MetLife
             Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of
             Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration
             Statement on Form N-4, File 333-00165 filed October 31, 2007.)

8(b)(ii).    Participation Agreement among Metropolitan Series Fund, Inc., MetLife
             Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
             Company of Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment No. 16 to the
             Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)

8(b)(iii).   Amendment to each of the Participation Agreements currently in effect between
             Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors
             Distribution Company and Metropolitan Life Insurance Company, Metropolitan
             Tower Life Insurance Company, MetLife Insurance Company of Connecticut,
             MetLife Investors USA Insurance Company, MetLife Investors Insurance Company,
             First MetLife Investors Insurance Company, New England Life Insurance Company
             and General American Life Insurance Company effective April 30, 2010.
             Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective
             Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-
             156911, filed April 4, 2012.)

8(c).        Participation Agreement Among The Travelers Insurance Company, The Travelers
             Life and Annuity Company, American Funds Insurance Series, American Funds
             Distributors, Inc. and Capital Research and Management Company effective
             October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005
             and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to
             Post-Effective Amendment No. 19 to the Registration Statement on Form N-4,
             File No. 333-101778, filed April 7, 2009.)

8(c)(i).     Amendment to Participation Agreement (Summary) (4/30/10). (Incorporated
             herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to
             the Registration Statement on Form N-4, File No. 333-152194, filed April 5,
             2011.)

8(d).        Amended and Restated Participation Agreement Among The Travelers Insurance
             Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP
             Fund III effective May 1, 2001 and Amendments to the Amended and Restated
             Participation Agreement (respectively effective May 1, 2003, December 8,
             2004, October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated
             herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the
             Registration Statement on Form N-4, File No. 333-101778, filed April 7,
             2009.)

8(d)(i).     Summary Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the
             Registration Statement on Form N-4, File No. 333-152189, filed April 5,
             2011.)


  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
8(e).        Amended and Restated Participation Agreement Among The Travelers Insurance
             Company, The Travelers Life and Annuity Company, Travelers Distribution LLC,
             Franklin Templeton Variable Insurance Products Trust and Franklin Templeton
             Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and
             Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the
             Registration Statement on Form N-4, File No. 333-101778, filed April 7,
             2009.)

8(e)(i).     Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10),
             (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective
             Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-
             152189, filed April 5, 2011.)

8(e)(ii).    Participation Agreement Addendum effective as of May 1, 2011, Franklin
             Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
             Inc., MetLife Insurance Company of Connecticut and MetLife Investors
             Distribution Company. Incorporated herein by reference to Exhibit 8(d)(ii) to
             Post-Effective Amendment No. 4 to the Registration Statement on Form N-4,
             File No. 333-156911, filed April 4, 2012.)

8(f).        Participation Agreement Among MetLife Insurance Company of Connecticut, Legg
             Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
             Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund
             Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to
             Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement
             on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(f)(i).     Amendment to Participation Agreement (Summary) (4/30/10). (Incorporated
             herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to
             the Registration Statement on Form N-4, File No. 333-152189, filed April 5,
             2011.)

8(g).        Participation Agreement Among The Travelers Insurance Company, The Travelers
             Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and
             Amendments to the Participation Agreement (respectively effective July 1,
             2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1,
             2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration
             Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(g)(i).     Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011.
             Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective
             Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-
             156911, filed April 4, 2012.)

9.           Opinion of Counsel as to the legality of securities being registered.
             (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-156867 filed on January 22, 2009.)

10.          Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
             Firm. Filed herewith

11.          Not applicable

12.          Not applicable

13.          Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica, John E.
             Connolly, Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie
             C. Swift as signatory for Michael K. Farrell, Maria R. Morris, Robert E.
             Sollmann, Jr., Stanley J. Talbi and Peter M. Carlson. (Incorporated herein by reference to Exhibit 13 on Form N-4, File No. 333-156867, filed April 6,
             2010)



ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, Connecticut 06022-2910

NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director, Chairman of the Board, President and Chief Executive
10 Park Avenue                Officer
Morristown, NJ 07962


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Maria R. Morris               Director
1095 Avenue of the Americas
New York, New York 10036

Peter M. Carlson              Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, New York 10036

Steven J. Goulart             Executive Vice President and Chief Investment officer
1095 Avenue of the Americas
New York, New York 10036

Nicholas D. Latrenta          General Counsel
1095 Avenue of the Americas
New York, New York 10036

Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, New York 10036

Robin Lenna                   Executive Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Marlene B. Debel              Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036
United States

William D. Cammarata          Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget           Senior Vice President
1095 Avenue of the Americas
New York, New York 10036

Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06022

William Raczko                Senior Vice President
501 Route 22
Bridgewater, NJ 08807

Roberto Baron                 Vice President and Senior Actuary
1095 Avenue of the Americas
New York, New York 10036

S. Peter Headley              Vice President and Assistant Secretary
8717 W. 110(th) Street
Overland Parks, KS 66210

Andrew Kaniuk                 Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Bennett Kleinberg             Vice President and Senior Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Jonathan L. Rosenthal         Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Andrew T. Aoyama              Vice President
200 Park Avenue
New York, NY 10166

Steven J. Brash               Vice President
1095 Avenue of the Americas
New York, New York 10036

Deirdre E. Curran             Vice President
300 Davidson Avenue
Somerset, NJ 08873

Mark Davis                    Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

John J. Iwanicki              Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Sebastian J. Janssen          Vice President
485-B US Highway 1 South
Iselin, NJ 08830

Karen A. Johnson              Vice President
501 Boylston Street
Boston, MA 02116

James M. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
8717 W. 110(th) Street
Overland Parks, KS 66210

Mark S. Reilly                Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06022

Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962

Kathleen J. Schoos            Vice President
700 Quaker Lane
Warwick, RI 02886

Nan D. Tecotzky               Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Mark. H. Wilsmann             Vice President
10 Park Avenue
Morristown, NJ 07962

Michael F. Tietz              Vice President
1095 Avenue of the Americas
New York, NY 10036

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor and Registrant is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2011

The  following  is  a list  of  subsidiaries  of MetLife,   Inc.  updated  as of
December 31, 2011.   Those  entities   which are  listed at  the left  margin
(labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and .01% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and .0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and .000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)


      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings, LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

            a) Deniz Emeklilik ve Hayat A.S. (Turkey) - 99.86% of Deniz Emeklilik ve Hayat A.S. is owned by American Life Hayat Sigorta A.S., .0000000004% by ALICO and the remaining interests are owned by third parties

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      15.   ALICO Life International Limited (Ireland)

      16.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      17. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      18. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining .000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      19.   International Investment Holding Company Limited (Russia)

      20.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      21.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining .04% is owned by International Technical and Advisory Services Limited.

      22.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      23.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      24.   ALICO Management Services Limited (United Kingdom)

      25.   ZEUS Administration Services Limited (United Kingdom)

      26.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      27. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, .0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      28.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      29.   International Technical and Advisory Services Limited (USA-Delaware)

      30.   International Services Incorporated (USA-Delaware)

      31.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      32. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      34. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      35. Inversiones Interamericana S.A. (Chile) 99.9850% of Inversiones Interamericana S.A. is owned by ALICO and .0150% by International Technical & Advisory Services.

            a) ALICO Costa Rica S.A. (Costa Rica) - 99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and 1% by La Interamericana Compania de Seguros de Vida S.A.

            b) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      36. ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and .000002% is owned by International Technical and Advisory Services Limited.

      37.   ALICO Services, Inc. (Panama)

      38. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.99994% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), .00003% is owned by American Life Insurance Company and the remaining .00003% is owned by third parties.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      39.   MetLife Seguros de Vida, S.A. (Uruguay)

      40. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      41.   Global Properties, Inc. (USA-Delaware)

      42.   Alpha Properties, Inc. (USA-Delaware)

      43.   Beta Properties, Inc. (USA-Delaware)

      44.   Delta Properties Japan, Inc. (USA-Delaware)

      45.   Epsilon Properties Japan, Inc. (USA)

      46.   Iris Properties, Inc. (USA-Delaware)

      47.   Kappa Properties Japan, Inc. (USA-Delaware)

      48.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

      49.   MetLife ALICO Preparatory Company KK (Japan)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU affiliated members.

                                        6

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2012, there were 3,211 owners of qualified contracts offered by the Registrant (MetLife Insurance Company of Connecticut Separate Account
QPN).


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


(a) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
Michael K. Farrell             Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham               Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta             Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester              President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget            Executive Vice President
1095 Avenues of the Americas
New York, NY 10036

Paul A. LaPiana                Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew G. Aiello               Senior Vice President, Channel Head - National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker              Senior Vice President, Channel Head - Independent Accounts
18210 Crane Nest
Tampa, FL 33647

Isaac Torres                   Secretary
1095 Avenue of the Americas
New York, NY 10036

Curtis Wohlers                 Senior Vice President, National Sales Manager, Independent
1300 Hall Boulevard            Planners and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                 Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez               Vice President, Chief Financial Officer
18210 Crane Nest Dr
Tampa, FL 33647

Debora L. Buffington           Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
David DeCarlo                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Rashid Ismail                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros               Vice President
200 Park Avenue
40(th) Floor
New York, NY 10166




(b) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................       $39,198,439             $0               $0                $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)  MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06002-2910

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance Company of Connecticut.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant has caused this registration statement to be signed on its behalf, in the Town of Bloomfield, and State of Connecticut, on this 4th Day of April 2012.

                    MetLife Insurance Company of Connecticut
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:     /s/ BENNETT D. KLEINBERG
                                            ------------------------------------
                                            Bennett D. Kleinberg, Vice President
                                                     and Senior Actuary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 4th Day of April 2012.


         /s/ *MICHAEL K. FARRELL                  Director, Chairman of the Board, President
---------------------------------------------        and Chief Executive Officer
             (Michael K. Farrell)

          /s/ *MARIA R. MORRIS                    Director
---------------------------------------------
              (Maria R. Morris)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

          /s/ *PETER M. CARLSON                   Executive Vice President and Chief
---------------------------------------------        Accounting Officer
              (Peter M. Carlson)



                                        *By:         /s/ MYRA L. SAUL
                                             -----------------------------------
                                               Myra L. Saul , Attorney-in-fact


* MetLife Insurance Company of Connecticut. Executed by Myra L. Saul on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX

10    Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm